UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06200

Schwab Investments – Schwab Taxable Bond Funds
and Schwab Municipal Bond Funds
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Investments – Schwab Taxable Bond Funds and Schwab Municipal Bond Funds

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: August 31, 2024

Item 1: Report(s) to Shareholders.

Annual Report |
August 31, 2024
Schwab Treasury Inflation Protected Securities Index Fund
Ticker Symbol: SWRSX

This annual shareholder report contains important information about the fund for the period of September 1, 2023, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Inflation Protected Securities Index Fund	$5	0.05%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2024, the fund returned 6.07%. The Bloomberg US Aggregate Bond Index, which serves at the fund’s regulatory index and provides a broad measure of market performance, returned 7.30%. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
which
returned 6.17%. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
may be attributable to, among other things, the operational
and transactional costs incurred by the fund and not the index.
■

Of the fund’s return, approximately two thirds came from income, with the remainder coming from price appreciation

Portfolio holdings may have changed
since
the report date.
Schwab Treasury Inflation Protected Securities Index Fund | Annual Report
1
REG125428-00  00303705

The performance data quoted represents past performance. Past performance does not guarantee future results. Invest men
t returns
and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus.

Performance of Hypothetical $10,000 Investment (August 31, 2014 - August 31, 2024)
1

Average Annual Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Treasury Inflation Protected Securities Index Fund (03/31/2006)	6.07%	1.97%	2.03%
Bloomberg US Aggregate Bond Index 2	7.30%	-0.04%	1.64%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) SM	6.17%	2.04%	2.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment
Management, Inc., dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Treasury Inflation Protected Securities Index
Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Treasury Inflation Protected Securities
Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
to the
Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflati
on-Li
nked Bond Index (Series-L)
SM
. The fund
does
not seek to track the regulatory index.
2
Schwab Treasury Inflation Protected Securities Index Fund | Annual Report

Statistics

Net Assets (millions)	$2,479
Number of Holdings	49
Portfolio Turnover Rate	31%
Advisory Fees Paid by the Fund	$1,272,843
30-Day SEC Yield	2.25%
12-Month Distribution Yield	3.74%
Weighted Average Maturity	7.4 Yrs
Weighted Average Duration	6.8 Yrs
Business Interest Deduction (163j)	99.8 0%
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
2

Portfolio holdings may have changed since the report date.
The fund’s yields, including the SEC Yield, are adjusted monthly based on changes in the rate of inflation and these changes can cause the yield to vary substantially from month to month. Exceptionally high yield is attributable to the rise in inflation rate and might not be repeated. Exceptionally low or negative yield is attributable to the fall in inflation rate and might not be repeated.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the
Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Treasury Inflation Protected Securities (TIPS) are inflation-linked securities issued by the U.S. Government whose principal value is adjusted periodically in accordance with the rise and fall in the inflation rate. Thus, the dividend amount payable is also impacted by variations in the inflation rate, as it is based upon the principal value of the bond.
It may fluctuate up or down. Repayment at maturity is guaranteed by the U.S. Government and may be adjusted for inflation to become the greater of the original face amount at issuance or that face amount plus an adjustment for inflation. Treasury Inflation-Protected Securities are guaranteed by the U.S. Government, but inflation-protected bond funds do not provide such a guarantee.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
Schwab Treasury Inflation Protected Securities Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Treasury Inflation Protected Securities Index Fund | Annual Report

Annual Report |
August 31, 2024
Schwab U.S. Aggregate Bond Index Fund
Ticker Symbol: SWAGX

This annual shareholder report contains important information about the fund for the period of September 1, 2023, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Aggregate Bond Index Fund	$4	0.04%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2024, the fund returned 7.23%. The Bloomberg US Aggregate Bond Index returned 7.30%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
■

Of the fund’s return, over half came from income, with the remainder coming from price appreciation
■

The fund held positions in TBAs, or “to-be-announced” securities, which are mortgage-backed bonds that settle on a forward date. The fund’s average month-end position in these securities was 1.8%, with a minimum exposure of 1.1% and maximum exposure of 2.4% over the period.

Portfolio holdings may have
ch
anged since the report date.
Schwab U.S. Aggregate Bond Index Fund | Annual Report
1
REG125429-00  00303706

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 23, 2017 - August 31, 2024)
1

Average Annual Returns
1

Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Aggregate Bond Index Fund (02/23/2017)	7.23%	-0.15%	1.42%
Bloomberg US Aggregate Bond Index	7.30%	-0.04%	1.54%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset
Management, and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Schwab U.S. Aggregate Bond Index Fund | Annual Report

Statistics

Net Assets (millio ns)	$5,144
Number of Holdings	10,046
Portfolio Turnover Rate	60%
Advisory Fees Paid by the Fund	$1,834,412
30-Day SEC Yield	4.10%
12-Month Distribution Yield	3.62%
Weighted Average Maturity	8.3 Yrs
Weighted Average Duration	6.0 Yrs
Business Interest Deduction (163j)	98.2 7%
Portfolio Composition By Security Type % of Investmen
ts

Portfolio Composition By Credit Quality % of Investments
3

Portfolio holdings may have changed since the report date.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the
Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 1.1% of net assets on August 31, 2024.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
4
Less than 0.05%.
Schwab U.S. Aggregate Bond Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Aggregate Bond Index Fund | Annual Report

Annual Report |
August 31, 2024
Schwab Short-Term Bond Index Fund
Ticker Symbol: SWSBX

This annual shareholder report contains important information about the fund for the period of September 1, 2023, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Short-Term Bond Index Fund	$6	0.06%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2024, the fund returned 6.56%. The Bloomberg US Aggregate Bond Index, which serves at the fund’s regulatory index and provides a broad measure of market performance, returned 7.30%. The fund generally invests in securities that are included in the Bloomberg US Government/Credit 1-5 Year Index which returned 6.67%. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Bloomberg US
Government/Credit 1-5 Year Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
■

Of the fund’s return, approximately two thirds came from income, with the remainder coming from price appreciation

Portfolio holdings may have c
ha
nged since the report date.
Schwab Short-Term Bond Index Fund | Annual Report
1
REG125426-00  00303702

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
T
o obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 23, 2017 - August 31, 2024)
1

Average Annual Returns
1

Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab Short-Term Bond Index Fund (02/23/2017)	6.56%	1.23%	1.68%
Bloomberg US Aggregate Bond Index 2	7.30%	-0.04%	1.54%
Bloomberg US Government/Credit 1-5 Year Index	6.67%	1.32%	1.79%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Government/Credit 1-5 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba
Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Government/Credit 1-5 Year Index to the Bloomberg US
Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Government/Credit 1-5 Year Index. The fund does not seek to track the regulatory index.
2
Schwab Short-Term Bond Index Fund | Annual Report

Statistics

Net Assets (millio ns)	$1,490
Number of Holdings	2,462
Portfolio Turnover Rate	65%
Advisory Fees Paid by the Fund	$885,782
30-Day SEC Yield	4.08%
12-Month Distribution Yield	3.77%
Weighted Average Maturity	2.9 Yrs
Weighted Average Duration	2.6 Yrs
Business Interest Deduction ( 163j )	99.82%
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
2

Portfolio holdings may have changed since the report date.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the
Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
Schwab Short-Term Bond Index Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Short-Term Bond Index Fund | Annual Report

Annual Report |
August 31, 2024
Schwab Tax-Free Bond Fund
Ticker Symbol: SWNTX

This annual shareholder report contains important information about the fund for the period of September 1, 2023, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Tax-Free Bond Fund	$39	0.38%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2024, the fund returned 5.64%. The Bloomberg Municipal Bond Index, which serves at the fund’s regulatory index and provides a broad measure of market performance, returned 6.09%. The Bloomberg
Municipal 3-15 Year Blend Index which returned 5.14%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■

The municipal bond market experienced significant increase in new issue supply during the reporting period as:
●
Tax-exempt yields fell from their most recent peak in October 2023, leading to more attractive borrowing costs for issuers
●
Low municipal-to-U.S. Treasury yield ratios created opportunity for issuers to refund outstanding taxable bonds with tax-exempt bonds and save on net interest costs
■

The fund’s overweight in the 15+ year portion of the yield curve positively contributed to relative performance as yields fell over
the
reporting period
■

The fund’s underweight to AAA and AA rated securities and overweight to A and BBB rated securities contributed to re
lative
performance as A and BBB rated securities outperformed over the reporting period

Portfolio holdings may have changed since the report date.
Schwab Tax-Free Bond Fund | Annual Report
1
REG125427-00  00303703

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 31, 2014 - August 31, 2024)
1,2

Average Annual Returns
1,2

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Tax-Free Bond Fund (09/11/1992)	5.64%	0.81%	1.92%
Bloomberg Municipal Bond Index 3	6.09%	1.02%	2.43%
Bloomberg Municipal 3-15 Year Blend Index	5.14%	1.09%	2.27%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg Municipal 3-15 Year Blend Index to the Bloomberg Municipal
Bond Index. The Bloomberg Municipal Bond Index provides a broad measure of market performance. The Bloomberg Municipal 3-15 Year Blend Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
2
Schwab Tax-Free Bond Fund | Annual Report

Statistics

Net Assets (thousands)	$591,612
Number of Holdings	378
Portfolio Turnover Rate	127%
Advisory Fees Paid by the Fund	$1,113,738
30-Day SEC Yield	3.34%
30-Day SEC Yield-No Waiver	3.30%
12-Month Distribution Yield	3.34%
Weighted Average Maturity	6.8 Yrs
Weighted Average Duration	6.2 Yrs
Tax Exempt Income Distribut ion	100.00%
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
1

Portfolio holdings may have changed since the report date.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the 30-Day SEC Yield and 12-Month Distribution Yield
may have been lower. The 30-Day SEC Yield-No Waiver is the yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the
Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
Schwab Tax-Free Bond Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Tax-Free Bond Fund | Annual Report

Annual Report |
August 31, 2024
Schwab California Tax-Free Bond Fund
Ticker Symbol: SWCAX

This annual shareholder report contains important information about the fund for the period of September 1, 2023, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Tax-Free Bond Fund	$39	0.38%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2024, the fund returned 5.55%. The Bloomberg Municipal Bond Index, which serves at the fund’s regulatory index and provides a broad measure of market performance, returned 6.09%. The Bloomberg
California Municipal 3-15 Year Blend Index which returned 4.85%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■

The municipal bond market experienced significant increase in new issue supply during the reporting period as:
●
Tax-exempt yields fell from their most recent peak in October 2023, leading to more attractive borrowing costs for issuers
●
Low municipal-to-U.S. Treasury yield ratios created opportunity for issuers to refund outstanding taxable bonds with tax-exempt bonds and save on net interest costs
■

The fund’s overweight in the 15+ year portion of the yield curve positively contributed to relative performance as yields fell over the reporting period
■

The fund’s underweight to AAA and AA rated securities and overweight to A and BBB rated securities contributed to relative perfor
m
ance as A and BBB rated securities outperformed over the reporting period

Portfolio holdings may have changed since the report date.
Schwab California Tax-Free Bond Fund | Annual Report
1
REG125411-00  00303686

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 31, 2014 - August 31, 2024)
1,2

Average Annual Returns
1,2

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab California Tax-Free Bond Fund (02/24/1992)	5.55%	0.70%	1.88%
Bloomberg Municipal Bond Index 3	6.09%	1.02%	2.43%
Bloomberg California Municipal 3-15 Year Blend Index 4	4.85%	0.95%	N/A 5
S&P California AMT-Free Municipal Bond Index	5.30%	0.89%	2.28%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg California Municipal 3-15 Year Blend Index to the Bloomberg
Municipal Bond Index. The Bloomberg Municipal Bond Index provides a broad measure of market performance. The Bloomberg California Municipal 3-15 Year Blend Index is
the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
4
The Bloomberg California Municipal 3-15 Year Blend Index was established effective January 1, 2020. Performance shown prior to January 1, 2020 is based on a subset of securities included in the Bloomberg Municipal 3-15 Year Blend Index.
5
Information not available to the fund.
2
Schwab California Tax-Free Bond Fund | Annual Report

Statistics

Net Assets (thousand s)	$439,249
Number of Holdings	333
Portfolio Turnover Rate	81%
Advisory Fees Paid by the Fund	$823,846
30-Day SEC Yield	3.04%
30-Day SEC Yield-No Waiver	3.00%
12-Month Distribution Yield	3.01%
Weighted Average Maturity	5.9 Yrs
Weighted Average Duration	5.6 Yrs
Tax Exempt Income Distribution	100.00%
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
1

Portfolio holdings may have changed since the report date.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the 30-Day SEC Yield and 12-Month Distribution Yield
may have been lower. The 30-Day SEC Yield-No Waiver is the yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the
Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
Schwab California Tax-Free Bond Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab California Tax-Free Bond Fund | Annual Report

Annual Report |
August 31, 2024
Schwab Opportunistic Municipal Bond Fund
Ticker Symbol: SWHYX

This annual shareholder report contains important information about the fund for the period of September 1, 2023, to August 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Opportunistic Municipal Bond Fund	$52	0.50%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2024, the fund returned 7.39%. The Bloomberg Municipal Bond Index returned
6.09%.
■

The municipal bond market experienced significant increase in new issue supply during the reporting period as:
●
Tax-exempt yields fell from their most recent peak in October 2023, leading to more attractive borrowing costs for issuers
●
Low municipal-to-U.S. Treasury yield ratios created opportunity for issuers to refund outstanding taxable bonds with tax-exempt bonds and save on net interest costs
■

The fund’s overweight in the 15+ year portion of the yield curve positively contributed to relative performance as yields fell over the reporting period
■

The fund’s underweight to AAA and AA rated securities and overweight to A and BBB rated securities contributed to relative performance as A and BBB rated securities outperformed over the reporting period

Portfolio
hold
ings may
ha
ve ch
an
ged sinc
e the
report date.
Schwab Opportunistic Municipal Bond Fund | Annual Report
1
REG125425-00  00303701

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 31, 2014 - August 31, 2024)
1,2,3

Average Annual Returns
1,2,3

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Opportunistic Municipal Bond Fund (03/31/2014) 4	7.39%	0.13%	2.94%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which
would lower
performance
. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund (the predecessor fund) was reorganized into the Schwab Opportunistic Municipal Bond Fund.
The
performance and financial history prior to August 10, 2020 are that of the predecessor fund.
4
Inception date is that of the predecessor fund.
2
Schwab Opportunistic Municipal Bond Fund | Annual Report

Statistics

Net Assets (thousan ds)	$67,548
Number of Holdings	218
Portfolio Turnover Rate	181%
Advisory Fees Paid by the Fund	$157,086
30-Day SEC Yield	3.40%
30-Day SEC Yield-No Waiver	3.30%
12-Month Distribution Yield	4.05%
Weighted Average Maturity	9.4 Yrs
Weighted Average Duration	8.1 Yrs
Tax Exempt Income Distribution	99.77%
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
1

Portfolio holdings may have changed since the report date.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the 30-Day SEC Yield and 12-Month Distribution Yield
may have been lower. The 30-Day SEC Yield-No Waiver is the yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the
Federal Deposit Insurance Corporation (FDIC) or any other government agency.
1
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
Schwab Opportunistic Municipal Bond Fund | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Opportunistic Municipal Bond Fund | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of eight operational series. Six series have a fiscal year-end of August 31, whose annual financial statements are reported in Item 1, one series has a fiscal year-end of October 31, and one series has a fiscal year-end of the last day of February. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the eight operational series during 2024/2025 and 2023/2024, based on their respective 2024/2025 and 2023/2024 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees[1]		(b) Audit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024
$283,400	$280,635	$0	$0	$26,280	$26,280	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.

(e)(1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2024/2025: $2,757,348	2023/2024: $3,399,066

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | August 31, 2024
Schwab Taxable Bond Funds

Schwab Treasury Inflation
Protected Securities Index Fund
Schwab U.S. Aggregate
Bond Index Fund
Schwab Short-Term
Bond Index Fund

In This Report

Financial Statements and Portfolio Holdings
Schwab Treasury Inflation Protected Securities Index Fund	2
Schwab U.S. Aggregate Bond Index Fund	7
Schwab Short-Term Bond Index Fund	88
Financial Notes	121
Report of Independent Registered Public Accounting Firm	132
Investment Advisory Agreement Approval	133
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Treasury Inflation Protected Securities Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20
Per-Share Data
Net asset value at beginning of period	$10.17	$11.27	$12.70	$12.33	$11.50
Income (loss) from investment operations:
Net investment income (loss)[1]	0.37	0.30	0.90	0.59	0.12
Net realized and unrealized gains (losses)	0.23	(0.72)	(1.64)	0.07	0.88
Total from investment operations	0.60	(0.42)	(0.74)	0.66	1.00
Less distributions:
Distributions from net investment income	(0.38)	(0.59)	(0.67)	(0.28)	(0.17)
Distributions from net realized gains	—	(0.09)	(0.02)	(0.01)	—
Total distributions	(0.38)	(0.68)	(0.69)	(0.29)	(0.17)
Net asset value at end of period	$10.39	$10.17	$11.27	$12.70	$12.33
Total return	6.07%	(3.67%)	(6.04%)	5.48%	8.88%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%	0.05%[2]	0.05%[2]	0.05%	0.05%
Net investment income (loss)	3.68%	2.92%	7.50%	4.83%	1.05%
Portfolio turnover rate	31%	44%	37%	25%	29%
Net assets, end of period (x 1,000,000)	$2,479	$2,590	$2,750	$2,397	$1,429

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings  as of August 31, 2024

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.8% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.13%, 10/15/25	73,323,144	71,467,152
0.63%, 01/15/26	68,831,607	67,083,930
2.00%, 01/15/26	32,967,741	32,723,059
0.13%, 04/15/26	56,632,829	54,620,815
0.13%, 07/15/26	69,398,804	67,095,903
0.13%, 10/15/26	78,373,532	75,541,676
0.38%, 01/15/27	64,393,356	62,022,624
2.38%, 01/15/27	31,901,227	32,186,593
0.13%, 04/15/27	80,061,096	76,372,344
0.38%, 07/15/27	71,169,611	68,521,601
1.63%, 10/15/27	80,286,424	80,123,342
0.50%, 01/15/28	72,746,681	69,717,465
1.75%, 01/15/28	30,154,813	30,121,831
1.25%, 04/15/28	79,247,066	77,736,419
3.63%, 04/15/28	30,867,085	32,821,598
0.75%, 07/15/28	63,144,972	61,076,727
2.38%, 10/15/28	81,581,358	83,958,690
0.88%, 01/15/29	54,312,755	52,475,457
2.50%, 01/15/29	27,828,645	28,772,211
2.13%, 04/15/29	84,613,745	86,203,558
3.88%, 04/15/29	35,826,246	39,254,230
0.25%, 07/15/29	64,166,146	60,235,970
0.13%, 01/15/30	72,489,364	66,877,101
0.13%, 07/15/30	79,974,101	73,501,197
0.13%, 01/15/31	83,101,780	75,458,689
0.13%, 07/15/31	84,844,638	76,603,771
0.13%, 01/15/32	92,711,910	82,653,030
3.38%, 04/15/32	12,887,933	14,405,285
0.63%, 07/15/32	96,196,259	88,806,808
1.13%, 01/15/33	93,865,606	89,324,491
1.38%, 07/15/33	91,761,407	89,155,526
1.75%, 01/15/34	96,771,505	96,503,115
1.88%, 07/15/34	35,986,871	36,362,905
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 02/15/40	16,590,207	17,005,934
2.13%, 02/15/41	24,401,766	25,054,704
0.75%, 02/15/42	39,424,086	32,122,160
0.63%, 02/15/43	30,963,024	24,235,823
1.38%, 02/15/44	42,591,277	38,034,343
0.75%, 02/15/45	46,904,749	36,687,392
1.00%, 02/15/46	24,151,153	19,699,227
0.88%, 02/15/47	29,580,492	23,236,863
1.00%, 02/15/48	21,458,870	17,205,655
1.00%, 02/15/49	19,937,117	15,894,399
0.25%, 02/15/50	30,454,676	19,661,111
0.13%, 02/15/51	30,646,224	18,783,382
0.13%, 02/15/52	35,545,620	21,468,999
1.50%, 02/15/53	33,972,153	29,985,734
2.13%, 02/15/54	32,924,542	33,470,497
Total Treasuries (Cost $2,622,088,935)		2,472,331,336

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (a)	3,179,424	3,179,424
Total Short-Term Investments (Cost $3,179,424)		3,179,424
Total Investments in Securities (Cost $2,625,268,359)		2,475,510,760

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$2,472,331,336	$—	$2,472,331,336
Short-Term Investments[1]	3,179,424	—	—	3,179,424
Total	$3,179,424	$2,472,331,336	$—	$2,475,510,760

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Assets and Liabilities

As of August 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $2,625,268,359)		$2,475,510,760
Receivables:
Investments sold		13,835,930
Interest		5,184,850
Fund shares sold		1,761,355
Dividends	+	4,993
Total assets		2,496,297,888

Liabilities
Payables:
Investments bought		16,376,948
Fund shares redeemed		1,088,488
Investment adviser fees	+	104,842
Total liabilities		17,570,278
Net assets		$2,478,727,610

Net Assets by Source
Capital received from investors		$2,838,620,179
Total distributable loss	+	(359,892,569)
Net assets		$2,478,727,610

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,478,727,610		238,540,306		$10.39

See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Operations

For the period September 1, 2023 through August 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers		$95,004,563 *
Dividends received from securities - unaffiliated issuers	+	74,220
Total investment income		95,078,783

Expenses
Investment adviser fees		1,272,843
Total expenses	–	1,272,843
Net investment income		93,805,940

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(78,387,983)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	133,387,530
Net realized and unrealized gains		54,999,547
Increase in net assets resulting from operations		$148,805,487

*	See financial note 2(b), Inflation-Protected Securities, for additional information.
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/23-8/31/24		9/1/22-8/31/23
Net investment income		$93,805,940	$75,376,422
Net realized losses		(78,387,983)	(147,149,930)
Net change in unrealized appreciation (depreciation)	+	133,387,530	(31,353,406)
Increase (decrease) in net assets resulting from operations		$148,805,487	($103,126,914 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($93,949,390 )	($165,137,196 )

TRANSACTIONS IN FUND SHARES
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		56,164,369	$569,420,370	68,593,848	$711,921,651
Shares reinvested		6,919,433	69,791,244	12,065,840	124,578,060
Shares redeemed	+	(79,288,776)	(805,036,545)	(69,939,453)	(728,580,733)
Net transactions in fund shares		(16,204,974)	($165,824,931 )	10,720,235	$107,918,978

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		254,745,280	$2,589,696,444	244,025,045	$2,750,041,576
Total increase (decrease)	+	(16,204,974)	(110,968,834)	10,720,235	(160,345,132)
End of period		238,540,306	$2,478,727,610	254,745,280	$2,589,696,444
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20
Per-Share Data
Net asset value at beginning of period	$8.76	$9.15	$10.57	$10.84	$10.46
Income (loss) from investment operations:
Net investment income (loss)[1]	0.32	0.26	0.19	0.18	0.25
Net realized and unrealized gains (losses)	0.30	(0.38)	(1.39)	(0.22)	0.40
Total from investment operations	0.62	(0.12)	(1.20)	(0.04)	0.65
Less distributions:
Distributions from net investment income	(0.33)	(0.27)	(0.22)	(0.22)	(0.27)
Distributions from net realized gains	—	—	—	(0.01)	—
Total distributions	(0.33)	(0.27)	(0.22)	(0.23)	(0.27)
Net asset value at end of period	$9.05	$8.76	$9.15	$10.57	$10.84
Total return	7.23%	(1.34%)	(11.51%)	(0.30%)	6.33%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%[2]	0.04%[2]	0.04%	0.04%
Net investment income (loss)	3.67%	2.91%	1.93%	1.66%	2.32%
Portfolio turnover rate[3]	60%	71%	58%	56%	81%
Net assets, end of period (x 1,000,000)	$5,144	$4,521	$4,440	$5,510	$4,697

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Includes to-be-announced (TBA) transactions ( if any) (see financial note 2 for additional information).
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.2% OF NET ASSETS

Financial Institutions 7.9%
Banking 5.4%
Ally Financial, Inc.
4.75%, 06/09/27 (a)	150,000	149,510
7.10%, 11/15/27 (a)	150,000	159,456
2.20%, 11/02/28 (a)	100,000	89,858
6.99%, 06/13/29 (a)(b)	150,000	159,227
6.85%, 01/03/30 (a)(b)	150,000	158,801
8.00%, 11/01/31	450,000	514,016
6.18%, 07/26/35 (a)(b)	150,000	152,961
American Express Co.
4.20%, 11/06/25 (a)	150,000	149,430
4.90%, 02/13/26 (a)	200,000	200,934
3.13%, 05/20/26 (a)	150,000	146,522
6.34%, 10/30/26 (a)(b)	200,000	203,448
1.65%, 11/04/26 (a)	250,000	235,753
2.55%, 03/04/27 (a)	250,000	239,388
5.65%, 04/23/27 (a)(b)	200,000	203,134
3.30%, 05/03/27 (a)	300,000	292,128
5.39%, 07/28/27 (a)(b)	250,000	254,292
5.85%, 11/05/27 (a)	250,000	261,465
5.10%, 02/16/28 (a)(b)	350,000	354,714
5.04%, 07/26/28 (a)(b)	200,000	202,918
4.05%, 05/03/29 (a)	150,000	149,445
5.28%, 07/27/29 (a)(b)	250,000	256,842
5.53%, 04/25/30 (a)(b)	250,000	259,872
6.49%, 10/30/31 (a)(b)	250,000	274,630
4.99%, 05/26/33 (a)(b)	100,000	100,292
4.42%, 08/03/33 (a)(b)	250,000	244,058
5.04%, 05/01/34 (a)(b)	200,000	202,462
5.63%, 07/28/34 (a)(b)	100,000	103,924
5.92%, 04/25/35 (a)(b)	100,000	105,438
5.28%, 07/26/35 (a)(b)	300,000	306,888
4.05%, 12/03/42	150,000	132,677
American Express Credit Corp.
3.30%, 05/03/27 (a)	100,000	98,053
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	250,000	247,830
5.09%, 12/08/25	250,000	251,892
5.00%, 03/18/26	250,000	252,267
4.75%, 01/18/27	250,000	252,792
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	200,000	192,532
5.86%, 09/14/26 (a)(b)	200,000	201,530
6.14%, 09/14/28 (a)(b)	200,000	208,000
5.38%, 03/13/29	200,000	206,378
7.88%, 11/15/34 (a)(b)	200,000	227,068
6.03%, 03/13/35 (a)(b)	200,000	208,402
Banco Santander SA
5.18%, 11/19/25	200,000	200,008
1.85%, 03/25/26	200,000	191,140
4.25%, 04/11/27	200,000	197,762
5.29%, 08/18/27	400,000	407,004
1.72%, 09/14/27 (a)(b)	200,000	187,754
6.53%, 11/07/27 (a)(b)	200,000	207,472
3.80%, 02/23/28	200,000	194,236
5.55%, 03/14/28 (a)(b)	200,000	203,110
4.18%, 03/24/28 (a)(b)	200,000	196,758
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 04/12/28	200,000	197,676
5.37%, 07/15/28 (a)(b)	200,000	203,488
5.59%, 08/08/28	400,000	414,152
6.61%, 11/07/28	200,000	215,656
3.31%, 06/27/29	200,000	189,248
5.54%, 03/14/30 (a)(b)	200,000	205,328
3.49%, 05/28/30	200,000	186,866
2.75%, 12/03/30	200,000	174,342
2.96%, 03/25/31	200,000	178,172
5.44%, 07/15/31	400,000	412,044
3.23%, 11/22/32 (a)(b)	200,000	172,624
6.92%, 08/08/33	400,000	435,648
6.94%, 11/07/33	200,000	227,476
6.35%, 03/14/34	200,000	209,748
Bank of America Corp.
4.45%, 03/03/26	400,000	398,756
3.50%, 04/19/26	450,000	443,205
6.22%, 09/15/26	150,000	154,953
4.25%, 10/22/26	350,000	348,138
1.20%, 10/24/26 (a)(b)	500,000	479,740
5.08%, 01/20/27 (a)(b)	500,000	502,300
1.66%, 03/11/27 (a)(b)	500,000	477,680
3.56%, 04/23/27 (a)(b)	550,000	540,523
1.73%, 07/22/27 (a)(b)	1,000,000	948,990
5.93%, 09/15/27 (a)(b)	300,000	307,761
3.25%, 10/21/27 (a)	400,000	387,864
4.18%, 11/25/27 (a)	350,000	346,769
3.82%, 01/20/28 (a)(b)	500,000	491,530
2.55%, 02/04/28 (a)(b)	350,000	333,868
3.71%, 04/24/28 (a)(b)	350,000	342,457
4.38%, 04/27/28 (a)(b)	400,000	397,900
3.59%, 07/21/28 (a)(b)	400,000	389,632
4.95%, 07/22/28 (a)(b)	500,000	505,250
6.20%, 11/10/28 (a)(b)	400,000	419,360
3.42%, 12/20/28 (a)(b)	1,100,000	1,060,983
3.97%, 03/05/29 (a)(b)	500,000	490,005
5.20%, 04/25/29 (a)(b)	600,000	612,870
2.09%, 06/14/29 (a)(b)	500,000	457,770
4.27%, 07/23/29 (a)(b)	550,000	544,467
5.82%, 09/15/29 (a)(b)	450,000	470,074
3.97%, 02/07/30 (a)(b)	500,000	486,815
3.19%, 07/23/30 (a)(b)	450,000	422,145
2.88%, 10/22/30 (a)(b)	350,000	321,702
2.50%, 02/13/31 (a)(b)	650,000	582,679
2.59%, 04/29/31 (a)(b)	500,000	448,665
1.90%, 07/23/31 (a)(b)	450,000	385,663
1.92%, 10/24/31 (a)(b)	450,000	383,481
2.65%, 03/11/32 (a)(b)	400,000	351,220
2.69%, 04/22/32 (a)(b)	800,000	702,864
2.30%, 07/21/32 (a)(b)	650,000	553,793
2.57%, 10/20/32 (a)(b)	600,000	519,384
2.97%, 02/04/33 (a)(b)	650,000	573,605
4.57%, 04/27/33 (a)(b)	700,000	685,356
5.02%, 07/22/33 (a)(b)	900,000	910,980
5.29%, 04/25/34 (a)(b)	950,000	972,838
5.87%, 09/15/34 (a)(b)	700,000	744,688
5.47%, 01/23/35 (a)(b)	900,000	932,193
5.43%, 08/15/35 (a)(b)	450,000	452,461
2.48%, 09/21/36 (a)(b)	400,000	332,340
6.11%, 01/29/37	350,000	380,404
3.85%, 03/08/37 (a)(b)	425,000	386,189
4.24%, 04/24/38 (a)(b)	350,000	324,502
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.75%, 05/14/38	320,000	397,590
4.08%, 04/23/40 (a)(b)	300,000	268,242
2.68%, 06/19/41 (a)(b)	900,000	658,746
5.88%, 02/07/42	275,000	299,827
3.31%, 04/22/42 (a)(b)	700,000	553,567
5.00%, 01/21/44	350,000	349,233
4.88%, 04/01/44	100,000	97,884
4.75%, 04/21/45	100,000	94,404
4.44%, 01/20/48 (a)(b)	350,000	314,370
3.95%, 01/23/49 (a)(b)	200,000	166,372
4.33%, 03/15/50 (a)(b)	500,000	441,225
4.08%, 03/20/51 (a)(b)	1,000,000	842,740
2.83%, 10/24/51 (a)(b)	150,000	100,824
3.48%, 03/13/52 (a)(b)	200,000	152,998
2.97%, 07/21/52 (a)(b)	350,000	242,802
Bank of America NA
5.53%, 08/18/26 (a)	400,000	409,288
6.00%, 10/15/36	168,000	182,668
Bank of Montreal
5.92%, 09/25/25	200,000	202,538
5.30%, 06/05/26	150,000	152,124
1.25%, 09/15/26	250,000	234,378
5.27%, 12/11/26	200,000	203,602
0.95%, 01/22/27 (a)(b)	200,000	190,142
2.65%, 03/08/27	250,000	240,163
5.37%, 06/04/27	150,000	154,173
4.70%, 09/14/27 (a)	200,000	201,978
5.20%, 02/01/28 (a)	250,000	255,895
5.72%, 09/25/28 (a)	200,000	208,912
5.51%, 06/04/31 (a)	150,000	156,203
3.80%, 12/15/32 (a)(b)	200,000	192,834
3.09%, 01/10/37 (a)(b)	200,000	171,258
Bank of New York Mellon Corp.
0.75%, 01/28/26 (a)	500,000	475,260
2.80%, 05/04/26 (a)	200,000	194,894
2.45%, 08/17/26 (a)	150,000	144,698
1.05%, 10/15/26 (a)	100,000	93,527
4.95%, 04/26/27 (a)(b)	250,000	251,457
3.25%, 05/16/27 (a)	250,000	243,580
3.44%, 02/07/28 (a)(b)	150,000	146,459
3.85%, 04/28/28	350,000	346,076
5.80%, 10/25/28 (a)(b)	250,000	260,535
3.00%, 10/30/28 (a)	150,000	141,920
1.90%, 01/25/29 (a)	100,000	90,875
6.32%, 10/25/29 (a)(b)	200,000	213,572
4.98%, 03/14/30 (a)(b)	150,000	153,444
1.80%, 07/28/31 (a)	100,000	83,751
5.06%, 07/22/32 (a)(b)	200,000	204,580
4.29%, 06/13/33 (a)(b)	200,000	193,260
5.83%, 10/25/33 (a)(b)	250,000	266,590
4.71%, 02/01/34 (a)(b)	150,000	148,703
4.97%, 04/26/34 (a)(b)	500,000	504,250
6.47%, 10/25/34 (a)(b)	100,000	111,275
5.19%, 03/14/35 (a)(b)	200,000	204,530
5.61%, 07/21/39 (a)(b)	100,000	103,862
Bank of Nova Scotia
4.50%, 12/16/25	150,000	149,153
4.75%, 02/02/26	200,000	200,460
1.05%, 03/02/26	200,000	190,078
1.35%, 06/24/26	200,000	189,406
2.70%, 08/03/26	200,000	193,638
1.30%, 09/15/26	250,000	235,128
5.35%, 12/07/26	200,000	203,946
1.95%, 02/02/27	150,000	141,767
2.95%, 03/11/27	150,000	145,049
5.25%, 06/12/28	150,000	154,310
5.45%, 08/01/29	125,000	129,748
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 02/01/30	200,000	203,184
2.15%, 08/01/31	150,000	128,273
2.45%, 02/02/32	150,000	128,832
5.65%, 02/01/34	150,000	158,246
4.59%, 05/04/37 (a)(b)	200,000	187,732
BankUnited, Inc.
4.88%, 11/17/25 (a)	100,000	99,284
5.13%, 06/11/30 (a)	75,000	72,860
Barclays PLC
4.38%, 01/12/26	500,000	497,225
5.20%, 05/12/26	300,000	300,966
7.33%, 11/02/26 (a)(b)	250,000	256,377
5.83%, 05/09/27 (a)(b)	400,000	405,996
6.50%, 09/13/27 (a)(b)	200,000	206,602
2.28%, 11/24/27 (a)(b)	400,000	378,808
4.34%, 01/10/28 (a)	200,000	196,856
5.67%, 03/12/28 (a)(b)	200,000	204,190
4.84%, 05/09/28 (a)	450,000	446,400
5.50%, 08/09/28 (a)(b)	300,000	305,958
7.39%, 11/02/28 (a)(b)	250,000	268,880
4.97%, 05/16/29 (a)(b)	250,000	251,035
6.49%, 09/13/29 (a)(b)	200,000	211,866
5.69%, 03/12/30 (a)(b)	350,000	360,920
5.09%, 06/20/30 (a)(b)	300,000	299,019
2.65%, 06/24/31 (a)(b)	300,000	265,626
2.67%, 03/10/32 (a)(b)	200,000	173,104
2.89%, 11/24/32 (a)(b)	250,000	215,755
5.75%, 08/09/33 (a)(b)	200,000	207,186
7.44%, 11/02/33 (a)(b)	350,000	399,161
6.22%, 05/09/34 (a)(b)	400,000	425,176
7.12%, 06/27/34 (a)(b)	250,000	274,857
6.69%, 09/13/34 (a)(b)	250,000	274,315
3.56%, 09/23/35 (a)(b)	150,000	135,222
3.81%, 03/10/42 (a)(b)	200,000	159,568
3.33%, 11/24/42 (a)(b)	200,000	150,000
5.25%, 08/17/45	200,000	197,488
4.95%, 01/10/47	200,000	187,410
6.04%, 03/12/55 (a)(b)	200,000	213,422
BPCE SA
3.38%, 12/02/26	250,000	244,423
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	200,000	192,048
1.25%, 06/22/26	150,000	141,852
5.93%, 10/02/26	200,000	205,764
3.45%, 04/07/27 (a)	200,000	195,102
5.24%, 06/28/27	200,000	204,406
5.00%, 04/28/28 (a)	250,000	254,585
5.26%, 04/08/29 (a)	200,000	205,696
3.60%, 04/07/32 (a)	200,000	184,424
6.09%, 10/03/33 (a)	250,000	269,125
Capital One Financial Corp.
4.20%, 10/29/25 (a)	250,000	247,348
3.75%, 07/28/26 (a)	250,000	245,085
3.75%, 03/09/27 (a)	300,000	293,949
3.65%, 05/11/27 (a)	250,000	244,050
1.88%, 11/02/27 (a)(b)	225,000	211,921
3.80%, 01/31/28 (a)	200,000	194,328
4.93%, 05/10/28 (a)(b)	300,000	301,626
5.47%, 02/01/29 (a)(b)	200,000	203,640
6.31%, 06/08/29 (a)(b)	300,000	314,145
5.70%, 02/01/30 (a)(b)	200,000	206,122
3.27%, 03/01/30 (a)(b)	200,000	186,500
5.25%, 07/26/30 (a)(b)	200,000	202,208
5.46%, 07/26/30 (a)(b)	200,000	203,714
7.62%, 10/30/31 (a)(b)	300,000	338,742
2.36%, 07/29/32 (a)(b)	150,000	120,779
2.62%, 11/02/32 (a)(b)	200,000	168,604
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.27%, 05/10/33 (a)(b)	200,000	199,294
5.82%, 02/01/34 (a)(b)	250,000	255,590
6.38%, 06/08/34 (a)(b)	300,000	318,816
6.05%, 02/01/35 (a)(b)	200,000	207,842
5.88%, 07/26/35 (a)(b)	200,000	205,316
Citibank NA
5.86%, 09/29/25 (a)	250,000	253,212
5.44%, 04/30/26 (a)	300,000	304,470
4.93%, 08/06/26 (a)	250,000	252,210
5.49%, 12/04/26 (a)	500,000	511,390
5.80%, 09/29/28 (a)	400,000	420,068
4.84%, 08/06/29 (a)	250,000	253,782
5.57%, 04/30/34 (a)	300,000	315,210
Citigroup, Inc.
5.50%, 09/13/25	324,000	325,617
3.70%, 01/12/26	200,000	197,612
4.60%, 03/09/26	345,000	344,227
3.40%, 05/01/26	450,000	442,017
5.61%, 09/29/26 (a)(b)	500,000	503,710
3.20%, 10/21/26 (a)	600,000	584,004
4.30%, 11/20/26	150,000	149,123
1.12%, 01/28/27 (a)(b)	500,000	475,025
1.46%, 06/09/27 (a)(b)	550,000	520,437
4.45%, 09/29/27	680,000	676,763
3.89%, 01/10/28 (a)(b)	500,000	491,980
6.63%, 01/15/28	100,000	106,946
3.07%, 02/24/28 (a)(b)	400,000	386,076
4.66%, 05/24/28 (a)(b)	300,000	301,104
3.67%, 07/24/28 (a)(b)	400,000	390,184
4.13%, 07/25/28	350,000	344,354
3.52%, 10/27/28 (a)(b)	400,000	387,640
4.08%, 04/23/29 (a)(b)	300,000	295,140
5.17%, 02/13/30 (a)(b)	500,000	509,865
3.98%, 03/20/30 (a)(b)	450,000	436,977
2.98%, 11/05/30 (a)(b)	400,000	368,384
2.67%, 01/29/31 (a)(b)	400,000	360,536
4.41%, 03/31/31 (a)(b)	700,000	689,129
2.57%, 06/03/31 (a)(b)	650,000	578,467
2.56%, 05/01/32 (a)(b)	500,000	433,415
6.63%, 06/15/32	200,000	219,502
2.52%, 11/03/32 (a)(b)	300,000	256,548
3.06%, 01/25/33 (a)(b)	550,000	484,099
5.88%, 02/22/33	100,000	105,162
3.79%, 03/17/33 (a)(b)	500,000	461,765
4.91%, 05/24/33 (a)(b)	475,000	472,725
6.00%, 10/31/33	150,000	160,434
6.27%, 11/17/33 (a)(b)	500,000	541,810
6.17%, 05/25/34 (a)(b)	600,000	633,300
5.83%, 02/13/35 (a)(b)	500,000	514,425
5.45%, 06/11/35 (a)(b)	450,000	462,789
6.13%, 08/25/36	100,000	106,463
3.88%, 01/24/39 (a)(b)	200,000	175,414
8.13%, 07/15/39	320,000	416,522
5.32%, 03/26/41 (a)(b)	300,000	299,310
5.88%, 01/30/42	205,000	220,129
2.90%, 11/03/42 (a)(b)	200,000	145,866
6.68%, 09/13/43	200,000	229,322
5.30%, 05/06/44	150,000	147,875
4.65%, 07/30/45	180,000	165,136
4.75%, 05/18/46	330,000	299,429
4.28%, 04/24/48 (a)(b)	150,000	129,197
4.65%, 07/23/48 (a)	450,000	410,503
Citizens Bank NA
3.75%, 02/18/26 (a)	250,000	245,635
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	150,000	144,363
5.84%, 01/23/30 (a)(b)	250,000	256,980
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 04/30/30 (a)	150,000	137,547
5.72%, 07/23/32 (a)(b)	200,000	204,482
2.64%, 09/30/32 (a)	100,000	81,359
6.65%, 04/25/35 (a)(b)	150,000	162,225
5.64%, 05/21/37 (a)(b)	100,000	96,798
Comerica, Inc.
4.00%, 02/01/29 (a)	250,000	238,983
5.98%, 01/30/30 (a)(b)	250,000	254,625
Commonwealth Bank of Australia
5.32%, 03/13/26	250,000	253,670
Cooperatieve Rabobank UA
4.85%, 01/09/26	250,000	251,187
3.75%, 07/21/26	300,000	293,772
5.50%, 10/05/26	250,000	255,540
5.04%, 03/05/27	250,000	254,250
5.25%, 05/24/41	200,000	206,668
5.75%, 12/01/43	250,000	260,000
5.25%, 08/04/45	250,000	251,342
Credit Suisse USA LLC
7.13%, 07/15/32	150,000	171,392
Deutsche Bank AG
4.10%, 01/13/26	250,000	247,641
1.69%, 03/19/26	200,000	191,584
2.13%, 11/24/26 (a)(b)	350,000	337,256
7.15%, 07/13/27 (a)(b)	250,000	259,480
2.31%, 11/16/27 (a)(b)	250,000	235,693
2.55%, 01/07/28 (a)(b)	250,000	236,385
5.71%, 02/08/28 (a)(b)	200,000	203,378
6.72%, 01/18/29 (a)(b)	300,000	316,005
5.41%, 05/10/29	150,000	154,658
6.82%, 11/20/29 (a)(b)	250,000	266,330
5.88%, 07/08/31 (a)(b)	200,000	202,726
3.55%, 09/18/31 (a)(b)	350,000	321,632
3.73%, 01/14/32 (a)(b)	200,000	176,840
3.04%, 05/28/32 (a)(b)	150,000	131,361
4.88%, 12/01/32 (a)(b)	200,000	194,930
3.74%, 01/07/33 (a)(b)	200,000	171,478
7.08%, 02/10/34 (a)(b)	200,000	211,924
Discover Bank
3.45%, 07/27/26 (a)	250,000	243,050
4.65%, 09/13/28 (a)	250,000	249,332
Discover Financial Services
4.50%, 01/30/26 (a)	100,000	99,473
4.10%, 02/09/27 (a)	150,000	147,501
6.70%, 11/29/32 (a)	150,000	163,425
7.96%, 11/02/34 (a)(b)	150,000	173,943
Fifth Third Bancorp
2.55%, 05/05/27 (a)	150,000	142,403
1.71%, 11/01/27 (a)(b)	150,000	140,652
3.95%, 03/14/28 (a)	150,000	147,233
6.36%, 10/27/28 (a)(b)	200,000	209,212
6.34%, 07/27/29 (a)(b)	200,000	210,680
4.77%, 07/28/30 (a)(b)	200,000	199,118
5.63%, 01/29/32 (a)(b)	200,000	205,768
8.25%, 03/01/38	200,000	247,746
Fifth Third Bank NA
3.85%, 03/15/26 (a)	200,000	196,644
2.25%, 02/01/27 (a)	250,000	236,590
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	251,280
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	100,000	103,751
Goldman Sachs Bank USA
5.28%, 03/18/27 (a)(b)	400,000	403,380
5.41%, 05/21/27 (a)(b)	450,000	455,373
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Goldman Sachs Capital I
6.35%, 02/15/34	150,000	162,867
Goldman Sachs Group, Inc.
4.25%, 10/21/25	350,000	347,578
3.75%, 02/25/26 (a)	300,000	296,607
3.50%, 11/16/26 (a)	450,000	440,311
1.09%, 12/09/26 (a)(b)	400,000	380,956
5.95%, 01/15/27	157,000	161,796
3.85%, 01/26/27 (a)	500,000	493,120
1.43%, 03/09/27 (a)(b)	550,000	522,632
4.39%, 06/15/27 (a)(b)	150,000	149,322
1.54%, 09/10/27 (a)(b)	500,000	469,535
1.95%, 10/21/27 (a)(b)	750,000	708,442
2.64%, 02/24/28 (a)(b)	600,000	572,622
3.62%, 03/15/28 (a)(b)	650,000	634,809
3.69%, 06/05/28 (a)(b)	400,000	390,764
4.48%, 08/23/28 (a)(b)	450,000	449,023
3.81%, 04/23/29 (a)(b)	450,000	437,629
4.22%, 05/01/29 (a)(b)	700,000	690,459
6.48%, 10/24/29 (a)(b)	500,000	533,960
2.60%, 02/07/30 (a)	350,000	317,723
3.80%, 03/15/30 (a)	400,000	385,684
5.73%, 04/25/30 (a)(b)	500,000	521,300
5.05%, 07/23/30 (a)(b)	450,000	457,069
1.99%, 01/27/32 (a)(b)	500,000	420,405
2.62%, 04/22/32 (a)(b)	675,000	587,142
2.38%, 07/21/32 (a)(b)	700,000	596,750
2.65%, 10/21/32 (a)(b)	500,000	431,800
6.13%, 02/15/33	150,000	166,160
3.10%, 02/24/33 (a)(b)	700,000	619,815
6.56%, 10/24/34 (a)(b)	250,000	277,482
5.85%, 04/25/35 (a)(b)	500,000	528,495
5.33%, 07/23/35 (a)(b)	500,000	509,330
6.45%, 05/01/36	100,000	110,511
6.75%, 10/01/37	1,000,000	1,128,680
4.02%, 10/31/38 (a)(b)	475,000	421,244
4.41%, 04/23/39 (a)(b)	300,000	277,536
6.25%, 02/01/41	450,000	502,803
3.21%, 04/22/42 (a)(b)	400,000	309,996
2.91%, 07/21/42 (a)(b)	250,000	184,725
3.44%, 02/24/43 (a)(b)	375,000	297,465
4.80%, 07/08/44 (a)	350,000	333,501
5.15%, 05/22/45	350,000	344,368
4.75%, 10/21/45 (a)	300,000	284,031
HSBC Bank USA NA
5.88%, 11/01/34	250,000	267,752
7.00%, 01/15/39	250,000	292,517
HSBC Holdings PLC
4.30%, 03/08/26	250,000	248,635
3.90%, 05/25/26	250,000	247,258
4.29%, 09/12/26 (a)(b)	400,000	397,048
7.34%, 11/03/26 (a)(b)	300,000	308,259
4.38%, 11/23/26	309,000	305,966
1.59%, 05/24/27 (a)(b)	200,000	189,864
5.89%, 08/14/27 (a)(b)	400,000	408,776
2.25%, 11/22/27 (a)(b)	200,000	189,610
4.04%, 03/13/28 (a)(b)	400,000	393,092
5.60%, 05/17/28 (a)(b)	300,000	306,501
4.76%, 06/09/28 (a)(b)	450,000	450,153
5.21%, 08/11/28 (a)(b)	400,000	405,656
2.01%, 09/22/28 (a)(b)	350,000	323,137
7.39%, 11/03/28 (a)(b)	400,000	430,648
6.16%, 03/09/29 (a)(b)	450,000	470,542
4.58%, 06/19/29 (a)(b)	600,000	595,758
2.21%, 08/17/29 (a)(b)	400,000	363,000
5.55%, 03/04/30 (a)(b)	250,000	257,220
4.95%, 03/31/30	400,000	406,940
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.97%, 05/22/30 (a)(b)	450,000	433,939
2.85%, 06/04/31 (a)(b)	250,000	224,613
2.36%, 08/18/31 (a)(b)	250,000	217,375
5.73%, 05/17/32 (a)(b)	250,000	259,575
2.80%, 05/24/32 (a)(b)	500,000	434,765
2.87%, 11/22/32 (a)(b)	350,000	302,883
4.76%, 03/29/33 (a)(b)	400,000	386,208
5.40%, 08/11/33 (a)(b)	450,000	461,106
8.11%, 11/03/33 (a)(b)	200,000	233,734
6.25%, 03/09/34 (a)(b)	400,000	430,564
6.55%, 06/20/34 (a)(b)	300,000	320,721
7.40%, 11/13/34 (a)(b)	200,000	224,362
5.72%, 03/04/35 (a)(b)	200,000	208,600
6.50%, 05/02/36	400,000	431,712
6.50%, 09/15/37	405,000	436,935
6.80%, 06/01/38	400,000	444,014
6.10%, 01/14/42	200,000	222,490
6.33%, 03/09/44 (a)(b)	600,000	656,850
5.25%, 03/14/44	200,000	194,854
HSBC USA, Inc.
5.29%, 03/04/27	200,000	203,810
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	200,000	199,466
6.21%, 08/21/29 (a)(b)	100,000	105,048
2.55%, 02/04/30 (a)	150,000	133,506
5.71%, 02/02/35 (a)(b)	200,000	205,172
2.49%, 08/15/36 (a)(b)	250,000	200,015
Huntington National Bank
4.55%, 05/17/28 (a)(b)	250,000	248,285
5.65%, 01/10/30 (a)	250,000	259,095
ING Groep NV
3.95%, 03/29/27	200,000	197,118
1.73%, 04/01/27 (a)(b)	300,000	286,002
6.08%, 09/11/27 (a)(b)	200,000	205,422
4.02%, 03/28/28 (a)(b)	250,000	246,660
4.55%, 10/02/28	300,000	299,760
4.05%, 04/09/29	200,000	195,582
5.34%, 03/19/30 (a)(b)	200,000	204,750
2.73%, 04/01/32 (a)(b)	200,000	175,786
4.25%, 03/28/33 (a)(b)	200,000	192,112
6.11%, 09/11/34 (a)(b)	200,000	214,234
5.55%, 03/19/35 (a)(b)	200,000	206,108
JPMorgan Chase & Co.
3.30%, 04/01/26 (a)	435,000	427,405
3.20%, 06/15/26 (a)	250,000	244,695
2.95%, 10/01/26 (a)	550,000	534,924
7.63%, 10/15/26	150,000	159,389
1.05%, 11/19/26 (a)(b)	550,000	525,679
4.13%, 12/15/26	350,000	347,791
3.96%, 01/29/27 (a)(b)	300,000	296,904
1.04%, 02/04/27 (a)(b)	350,000	332,675
1.58%, 04/22/27 (a)(b)	625,000	594,900
8.00%, 04/29/27	150,000	164,553
1.47%, 09/22/27 (a)(b)	500,000	469,700
4.25%, 10/01/27	250,000	249,635
6.07%, 10/22/27 (a)(b)	300,000	309,846
3.63%, 12/01/27 (a)	150,000	146,700
5.04%, 01/23/28 (a)(b)	450,000	455,400
3.78%, 02/01/28 (a)(b)	500,000	491,520
2.95%, 02/24/28 (a)(b)	350,000	337,071
5.57%, 04/22/28 (a)(b)	500,000	512,685
4.32%, 04/26/28 (a)(b)	500,000	497,695
3.54%, 05/01/28 (a)(b)	450,000	438,952
2.18%, 06/01/28 (a)(b)	300,000	282,135
4.98%, 07/22/28 (a)(b)	350,000	354,578
4.85%, 07/25/28 (a)(b)	650,000	656,389
3.51%, 01/23/29 (a)(b)	450,000	435,699
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.01%, 04/23/29 (a)(b)	400,000	392,736
2.07%, 06/01/29 (a)(b)	350,000	320,673
4.20%, 07/23/29 (a)(b)	450,000	444,555
5.30%, 07/24/29 (a)(b)	500,000	513,485
6.09%, 10/23/29 (a)(b)	400,000	423,012
4.45%, 12/05/29 (a)(b)	450,000	448,416
5.01%, 01/23/30 (a)(b)	425,000	432,416
5.58%, 04/22/30 (a)(b)	500,000	520,690
3.70%, 05/06/30 (a)(b)	450,000	433,530
4.57%, 06/14/30 (a)(b)	400,000	400,384
5.00%, 07/22/30 (a)(b)	500,000	509,370
8.75%, 09/01/30	50,000	60,538
2.74%, 10/15/30 (a)(b)	650,000	595,263
4.49%, 03/24/31 (a)(b)	550,000	548,306
2.52%, 04/22/31 (a)(b)	500,000	449,120
2.96%, 05/13/31 (a)(b)	500,000	455,450
1.76%, 11/19/31 (a)(b)	250,000	211,670
1.95%, 02/04/32 (a)(b)	550,000	465,129
2.58%, 04/22/32 (a)(b)	675,000	591,097
2.55%, 11/08/32 (a)(b)	500,000	432,630
2.96%, 01/25/33 (a)(b)	600,000	531,402
4.59%, 04/26/33 (a)(b)	450,000	444,348
4.91%, 07/25/33 (a)(b)	800,000	805,864
5.72%, 09/14/33 (a)(b)	600,000	628,428
5.35%, 06/01/34 (a)(b)	800,000	825,552
6.25%, 10/23/34 (a)(b)	500,000	548,315
5.34%, 01/23/35 (a)(b)	550,000	566,731
5.77%, 04/22/35 (a)(b)	500,000	531,280
5.29%, 07/22/35 (a)(b)	600,000	615,450
6.40%, 05/15/38	450,000	521,131
3.88%, 07/24/38 (a)(b)	475,000	424,550
5.50%, 10/15/40	230,000	242,687
3.11%, 04/22/41 (a)(b)	250,000	195,880
5.60%, 07/15/41	350,000	374,115
2.53%, 11/19/41 (a)(b)	300,000	216,054
5.40%, 01/06/42	250,000	261,245
3.16%, 04/22/42 (a)(b)	375,000	293,362
5.63%, 08/16/43	250,000	266,040
4.85%, 02/01/44	200,000	196,298
4.95%, 06/01/45	300,000	293,985
4.26%, 02/22/48 (a)(b)	350,000	310,023
4.03%, 07/24/48 (a)(b)	250,000	212,488
3.96%, 11/15/48 (a)(b)	700,000	587,370
3.90%, 01/23/49 (a)(b)	300,000	250,599
3.11%, 04/22/51 (a)(b)	400,000	288,380
3.33%, 04/22/52 (a)(b)	600,000	448,242
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	650,000	661,076
KeyBank NA
3.40%, 05/20/26	250,000	242,493
4.39%, 12/14/27	250,000	245,863
3.90%, 04/13/29	250,000	235,480
4.90%, 08/08/32	250,000	237,408
5.00%, 01/26/33 (a)	250,000	244,073
KeyCorp
4.15%, 10/29/25	100,000	99,161
2.25%, 04/06/27	150,000	140,930
4.10%, 04/30/28	100,000	97,556
2.55%, 10/01/29	100,000	89,598
4.79%, 06/01/33 (a)(b)	100,000	96,413
6.40%, 03/06/35 (a)(b)	150,000	160,850
Lloyds Banking Group PLC
4.58%, 12/10/25	200,000	198,548
4.65%, 03/24/26	324,000	322,082
3.75%, 01/11/27	200,000	196,328
1.63%, 05/11/27 (a)(b)	200,000	189,762
5.99%, 08/07/27 (a)(b)	200,000	204,564
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.46%, 01/05/28 (a)(b)	250,000	254,155
3.75%, 03/18/28 (a)(b)	200,000	195,650
4.38%, 03/22/28	300,000	297,660
4.55%, 08/16/28	200,000	199,520
3.57%, 11/07/28 (a)(b)	200,000	193,392
5.87%, 03/06/29 (a)(b)	200,000	207,478
5.72%, 06/05/30 (a)(b)	300,000	311,553
4.98%, 08/11/33 (a)(b)	200,000	198,716
7.95%, 11/15/33 (a)(b)	200,000	231,482
5.68%, 01/05/35 (a)(b)	450,000	465,606
5.30%, 12/01/45	200,000	192,072
3.37%, 12/14/46 (a)(b)	200,000	145,482
4.34%, 01/09/48	300,000	247,320
M&T Bank Corp.
7.41%, 10/30/29 (a)(b)	200,000	217,924
5.05%, 01/27/34 (a)(b)	250,000	242,785
Manufacturers & Traders Trust Co.
5.40%, 11/21/25 (a)	250,000	250,742
4.65%, 01/27/26 (a)	250,000	248,592
4.70%, 01/27/28 (a)	250,000	248,520
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	350,000	346,076
2.76%, 09/13/26	200,000	193,156
3.68%, 02/22/27	200,000	196,584
1.54%, 07/20/27 (a)(b)	250,000	236,048
3.29%, 07/25/27	250,000	242,703
1.64%, 10/13/27 (a)(b)	250,000	235,150
2.34%, 01/19/28 (a)(b)	200,000	189,932
3.96%, 03/02/28	250,000	246,398
4.08%, 04/19/28 (a)(b)	200,000	197,592
5.02%, 07/20/28 (a)(b)	200,000	202,738
4.05%, 09/11/28	250,000	247,213
5.35%, 09/13/28 (a)(b)	200,000	204,374
5.42%, 02/22/29 (a)(b)	200,000	205,200
3.74%, 03/07/29	300,000	291,897
5.24%, 04/19/29 (a)(b)	200,000	204,224
3.20%, 07/18/29	200,000	188,172
2.56%, 02/25/30	200,000	180,108
5.26%, 04/17/30 (a)(b)	200,000	205,084
2.05%, 07/17/30	250,000	216,890
2.31%, 07/20/32 (a)(b)	200,000	170,536
2.49%, 10/13/32 (a)(b)	200,000	171,682
2.85%, 01/19/33 (a)(b)	200,000	174,886
4.32%, 04/19/33 (a)(b)	200,000	192,878
5.13%, 07/20/33 (a)(b)	300,000	304,968
5.47%, 09/13/33 (a)(b)	200,000	207,728
5.44%, 02/22/34 (a)(b)	200,000	207,918
5.41%, 04/19/34 (a)(b)(c)	200,000	207,738
5.43%, 04/17/35 (a)(b)	250,000	258,192
4.15%, 03/07/39	100,000	92,041
3.75%, 07/18/39	200,000	175,256
Mizuho Financial Group, Inc.
2.84%, 09/13/26	200,000	193,390
3.66%, 02/28/27	200,000	195,978
1.23%, 05/22/27 (a)(b)	250,000	235,858
1.55%, 07/09/27 (a)(b)	250,000	236,163
3.17%, 09/11/27	300,000	288,864
4.02%, 03/05/28	200,000	197,026
5.41%, 09/13/28 (a)(b)	200,000	204,738
5.78%, 07/06/29 (a)(b)	300,000	311,769
5.38%, 05/26/30 (a)(b)	200,000	205,644
3.15%, 07/16/30 (a)(b)	200,000	186,166
5.74%, 05/27/31 (a)(b)	200,000	209,156
2.20%, 07/10/31 (a)(b)	250,000	216,768
1.98%, 09/08/31 (a)(b)	250,000	213,125
2.56%, 09/13/31	200,000	169,014
2.26%, 07/09/32 (a)(b)	200,000	168,734
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.67%, 09/13/33 (a)(b)	200,000	208,614
5.75%, 05/27/34 (a)(b)	200,000	210,246
5.75%, 07/06/34 (a)(b)	200,000	210,094
5.58%, 05/26/35 (a)(b)	200,000	207,990
Morgan Stanley
5.00%, 11/24/25	324,000	324,606
3.88%, 01/27/26	550,000	544,219
3.13%, 07/27/26	500,000	487,535
6.25%, 08/09/26	212,000	218,771
4.35%, 09/08/26	400,000	397,924
6.14%, 10/16/26 (a)(b)	250,000	253,317
0.99%, 12/10/26 (a)(b)	500,000	475,630
3.63%, 01/20/27	550,000	541,590
5.05%, 01/28/27 (a)(b)	350,000	352,061
3.95%, 04/23/27	350,000	345,173
1.59%, 05/04/27 (a)(b)	600,000	570,216
1.51%, 07/20/27 (a)(b)	550,000	518,870
2.48%, 01/21/28 (a)(b)	400,000	380,904
5.65%, 04/13/28 (a)(b)	300,000	308,001
4.21%, 04/20/28 (a)(b)	400,000	396,448
3.59%, 07/22/28 (a)(b)	500,000	485,980
6.30%, 10/18/28 (a)(b)	400,000	420,612
3.77%, 01/24/29 (a)(b)	550,000	536,426
5.12%, 02/01/29 (a)(b)	400,000	407,048
5.16%, 04/20/29 (a)(b)	500,000	509,580
5.45%, 07/20/29 (a)(b)	400,000	412,448
6.41%, 11/01/29 (a)(b)	400,000	426,360
5.17%, 01/16/30 (a)(b)	400,000	408,388
4.43%, 01/23/30 (a)(b)	500,000	497,055
5.66%, 04/18/30 (a)(b)	500,000	520,810
5.04%, 07/19/30 (a)(b)	400,000	407,080
2.70%, 01/22/31 (a)(b)	650,000	588,757
3.62%, 04/01/31 (a)(b)	500,000	474,645
1.79%, 02/13/32 (a)(b)	500,000	416,280
7.25%, 04/01/32	180,000	211,199
1.93%, 04/28/32 (a)(b)	450,000	375,988
2.24%, 07/21/32 (a)(b)	650,000	550,491
2.51%, 10/20/32 (a)(b)	450,000	386,158
2.94%, 01/21/33 (a)(b)	400,000	351,884
4.89%, 07/20/33 (a)(b)	400,000	399,312
6.34%, 10/18/33 (a)(b)	550,000	602,970
5.25%, 04/21/34 (a)(b)	550,000	559,691
5.42%, 07/21/34 (a)(b)	475,000	488,376
6.63%, 11/01/34 (a)(b)	350,000	390,575
5.47%, 01/18/35 (a)(b)	450,000	463,999
5.83%, 04/19/35 (a)(b)	500,000	529,175
5.32%, 07/19/35 (a)(b)	600,000	613,110
2.48%, 09/16/36 (a)(b)	500,000	412,905
5.30%, 04/20/37 (a)(b)	350,000	348,148
5.95%, 01/19/38 (a)(b)	400,000	414,712
3.97%, 07/22/38 (a)(b)	400,000	356,140
5.94%, 02/07/39 (a)(b)	250,000	258,477
4.46%, 04/22/39 (a)(b)	200,000	187,920
3.22%, 04/22/42 (a)(b)	350,000	274,886
6.38%, 07/24/42	375,000	432,176
4.30%, 01/27/45	480,000	430,838
4.38%, 01/22/47	400,000	358,404
5.60%, 03/24/51 (a)(b)	350,000	373,240
2.80%, 01/25/52 (a)(b)	350,000	235,333
Morgan Stanley Bank NA
4.75%, 04/21/26 (a)	250,000	251,207
5.88%, 10/30/26 (a)	250,000	257,542
4.95%, 01/14/28 (a)(b)	250,000	252,110
5.50%, 05/26/28 (a)(b)	350,000	359,072
4.97%, 07/14/28 (a)(b)	250,000	253,305
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Australia Bank Ltd.
4.97%, 01/12/26	250,000	251,637
3.38%, 01/14/26	250,000	246,548
2.50%, 07/12/26	250,000	241,840
3.91%, 06/09/27	250,000	247,573
4.94%, 01/12/28	250,000	254,715
4.90%, 06/13/28	250,000	255,490
4.79%, 01/10/29	250,000	254,797
National Bank of Canada
5.60%, 12/18/28	250,000	259,890
NatWest Group PLC
4.80%, 04/05/26	200,000	200,140
7.47%, 11/10/26 (a)(b)	250,000	256,885
5.85%, 03/02/27 (a)(b)	200,000	202,918
1.64%, 06/14/27 (a)(b)	300,000	284,034
5.58%, 03/01/28 (a)(b)	200,000	203,894
3.07%, 05/22/28 (a)(b)	200,000	191,818
5.52%, 09/30/28 (a)(b)	200,000	204,880
4.89%, 05/18/29 (a)(b)	300,000	300,993
5.81%, 09/13/29 (a)(b)	200,000	207,962
5.08%, 01/27/30 (a)(b)	400,000	404,848
4.45%, 05/08/30 (a)(b)	200,000	197,132
6.02%, 03/02/34 (a)(b)	200,000	213,274
6.48%, 06/01/34 (a)(b)	200,000	209,374
5.78%, 03/01/35 (a)(b)	200,000	209,332
3.03%, 11/28/35 (a)(b)	250,000	220,328
Northern Trust Corp.
3.95%, 10/30/25	250,000	248,100
4.00%, 05/10/27 (a)	100,000	99,606
3.65%, 08/03/28 (a)	100,000	98,403
3.15%, 05/03/29 (a)	100,000	95,773
1.95%, 05/01/30 (a)	200,000	176,774
6.13%, 11/02/32 (a)	200,000	219,370
PNC Bank NA
3.10%, 10/25/27 (a)	250,000	240,010
3.25%, 01/22/28 (a)	250,000	240,125
4.05%, 07/26/28	250,000	245,975
2.70%, 10/22/29	250,000	227,065
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (a)	100,000	96,510
1.15%, 08/13/26 (a)	150,000	140,876
4.76%, 01/26/27 (a)(b)	250,000	249,835
3.15%, 05/19/27 (a)	200,000	193,734
5.10%, 07/23/27 (a)(b)	200,000	201,824
6.62%, 10/20/27 (a)(b)	250,000	260,150
5.30%, 01/21/28 (a)(b)	200,000	203,540
5.35%, 12/02/28 (a)(b)	250,000	257,180
3.45%, 04/23/29 (a)	250,000	240,448
5.58%, 06/12/29 (a)(b)	400,000	413,256
2.55%, 01/22/30 (a)	300,000	272,778
5.49%, 05/14/30 (a)(b)	300,000	310,350
2.31%, 04/23/32 (a)(b)	200,000	171,454
4.63%, 06/06/33 (a)(b)	150,000	144,998
6.04%, 10/28/33 (a)(b)	250,000	266,217
5.07%, 01/24/34 (a)(b)	250,000	250,220
5.94%, 08/18/34 (a)(b)	150,000	159,027
6.88%, 10/20/34 (a)(b)	300,000	337,929
5.68%, 01/22/35 (a)(b)	250,000	260,910
5.40%, 07/23/35 (a)(b)	250,000	256,277
Regions Financial Corp.
1.80%, 08/12/28 (a)	250,000	223,813
5.72%, 06/06/30 (a)(b)	250,000	256,807
7.38%, 12/10/37	100,000	116,108
Royal Bank of Canada
4.88%, 01/12/26	200,000	201,008
0.88%, 01/20/26	200,000	190,498
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 01/27/26	300,000	299,586
1.20%, 04/27/26	300,000	284,982
1.15%, 07/14/26	150,000	141,377
5.20%, 07/20/26	150,000	152,291
1.40%, 11/02/26	200,000	188,060
4.88%, 01/19/27	200,000	202,370
2.05%, 01/21/27	100,000	95,001
3.63%, 05/04/27	200,000	196,764
5.07%, 07/23/27 (a)(b)	200,000	202,318
4.24%, 08/03/27	250,000	250,140
6.00%, 11/01/27	250,000	262,227
4.90%, 01/12/28	150,000	152,558
5.20%, 08/01/28	200,000	206,466
4.95%, 02/01/29	200,000	204,666
4.97%, 08/02/30 (a)(b)	200,000	203,536
2.30%, 11/03/31	250,000	216,000
3.88%, 05/04/32	150,000	142,551
5.00%, 02/01/33	300,000	306,429
5.00%, 05/02/33	150,000	153,903
5.15%, 02/01/34	200,000	205,030
Santander Holdings USA, Inc.
3.24%, 10/05/26 (a)(d)	150,000	144,987
6.12%, 05/31/27 (a)(b)	100,000	101,701
4.40%, 07/13/27 (a)	150,000	148,335
2.49%, 01/06/28 (a)(b)	150,000	140,915
6.50%, 03/09/29 (a)(b)	200,000	208,692
6.57%, 06/12/29 (a)(b)	100,000	104,699
6.17%, 01/09/30 (a)(b)	200,000	207,418
7.66%, 11/09/31 (a)(b)	100,000	111,667
6.34%, 05/31/35 (a)(b)	150,000	155,765
Santander U.K. Group Holdings PLC
6.83%, 11/21/26 (a)(b)	200,000	204,128
1.67%, 06/14/27 (a)(b)	300,000	283,425
2.47%, 01/11/28 (a)(b)	200,000	189,000
3.82%, 11/03/28 (a)(b)	250,000	242,498
6.53%, 01/10/29 (a)(b)	200,000	209,892
2.90%, 03/15/32 (a)(b)	200,000	174,552
State Street Corp.
2.65%, 05/19/26	250,000	242,963
5.27%, 08/03/26 (a)	150,000	152,444
5.75%, 11/04/26 (a)(b)	200,000	202,170
4.99%, 03/18/27 (a)	150,000	152,570
2.20%, 02/07/28 (a)(b)	100,000	94,953
5.82%, 11/04/28 (a)(b)	100,000	104,460
5.68%, 11/21/29 (a)(b)	100,000	104,777
4.14%, 12/03/29 (a)(b)	100,000	98,941
2.40%, 01/24/30	100,000	91,258
2.20%, 03/03/31	200,000	174,442
3.15%, 03/30/31 (a)(b)	100,000	93,467
2.62%, 02/07/33 (a)(b)	100,000	87,055
4.42%, 05/13/33 (a)(b)	100,000	98,260
4.16%, 08/04/33 (a)(b)	100,000	96,321
4.82%, 01/26/34 (a)(b)	150,000	149,960
5.16%, 05/18/34 (a)(b)	200,000	204,688
3.03%, 11/01/34 (a)(b)	100,000	91,583
6.12%, 11/21/34 (a)(b)	100,000	107,458
Sumitomo Mitsui Financial Group, Inc.
0.95%, 01/12/26	250,000	237,755
5.46%, 01/13/26	250,000	252,330
3.78%, 03/09/26	200,000	197,508
5.88%, 07/13/26	200,000	204,506
2.63%, 07/14/26	400,000	386,496
1.40%, 09/17/26	250,000	234,490
3.01%, 10/19/26	250,000	242,235
3.45%, 01/11/27	200,000	195,448
2.17%, 01/14/27	200,000	189,432
3.36%, 07/12/27	200,000	194,270
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.35%, 10/18/27	250,000	241,290
5.52%, 01/13/28	250,000	257,555
5.80%, 07/13/28	200,000	208,700
3.94%, 07/19/28	250,000	245,448
5.72%, 09/14/28	200,000	208,288
1.90%, 09/17/28	200,000	180,628
4.31%, 10/16/28	100,000	99,838
2.47%, 01/14/29	200,000	183,474
3.04%, 07/16/29	400,000	372,540
3.20%, 09/17/29	100,000	93,282
2.72%, 09/27/29	200,000	182,780
5.71%, 01/13/30	200,000	209,746
2.75%, 01/15/30	200,000	181,680
2.13%, 07/08/30	300,000	260,793
5.85%, 07/13/30	200,000	211,652
2.14%, 09/23/30	150,000	129,645
1.71%, 01/12/31	200,000	166,204
5.42%, 07/09/31	200,000	207,238
2.22%, 09/17/31	200,000	168,976
5.77%, 01/13/33	250,000	265,335
5.78%, 07/13/33	200,000	212,666
5.81%, 09/14/33 (c)	200,000	213,684
5.56%, 07/09/34	250,000	260,632
2.93%, 09/17/41	150,000	112,707
3.05%, 01/14/42	200,000	155,330
6.18%, 07/13/43	200,000	223,458
5.84%, 07/09/44	200,000	211,504
Synchrony Financial
3.70%, 08/04/26 (a)	200,000	195,530
3.95%, 12/01/27 (a)	200,000	192,780
5.15%, 03/19/29 (a)	150,000	149,444
5.94%, 08/02/30 (a)(b)	125,000	127,348
2.88%, 10/28/31 (a)	100,000	84,257
Toronto-Dominion Bank
0.75%, 09/11/25	200,000	192,486
0.75%, 01/06/26	200,000	190,304
1.20%, 06/03/26	250,000	236,368
5.53%, 07/17/26	300,000	305,643
1.25%, 09/10/26	300,000	281,925
5.26%, 12/11/26	100,000	101,852
1.95%, 01/12/27 (c)	100,000	94,916
2.80%, 03/10/27	250,000	240,543
4.98%, 04/05/27	150,000	152,145
4.11%, 06/08/27	200,000	198,252
4.69%, 09/15/27	300,000	302,376
5.16%, 01/10/28	250,000	255,320
5.52%, 07/17/28	200,000	207,258
4.99%, 04/05/29	200,000	203,842
2.00%, 09/10/31	150,000	127,295
3.63%, 09/15/31 (a)(b)	300,000	291,816
2.45%, 01/12/32	100,000	86,202
3.20%, 03/10/32	250,000	225,038
4.46%, 06/08/32	300,000	293,682
Truist Bank
3.63%, 09/16/25 (a)	241,000	237,501
4.05%, 11/03/25 (a)	200,000	198,482
2.25%, 03/11/30 (a)	250,000	217,508
Truist Financial Corp.
5.90%, 10/28/26 (a)(b)	200,000	202,090
1.27%, 03/02/27 (a)(b)	200,000	189,144
6.05%, 06/08/27 (a)(b)	300,000	306,531
1.13%, 08/03/27 (a)	250,000	227,458
4.12%, 06/06/28 (a)(b)	150,000	147,629
4.87%, 01/26/29 (a)(b)	250,000	250,740
3.88%, 03/19/29 (a)	100,000	96,569
1.89%, 06/07/29 (a)(b)	250,000	226,110
7.16%, 10/30/29 (a)(b)	300,000	326,283
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.44%, 01/24/30 (a)(b)	250,000	256,392
1.95%, 06/05/30 (a)	100,000	86,427
5.15%, 08/05/32 (a)(b)	200,000	202,360
4.92%, 07/28/33 (a)(b)	200,000	193,398
6.12%, 10/28/33 (a)(b)	150,000	159,908
5.12%, 01/26/34 (a)(b)	250,000	248,832
5.87%, 06/08/34 (a)(b)	300,000	313,620
5.71%, 01/24/35 (a)(b)	350,000	362,761
U.S. Bancorp
3.95%, 11/17/25 (a)	150,000	148,830
3.10%, 04/27/26 (a)	250,000	243,963
2.38%, 07/22/26 (a)	200,000	193,292
5.73%, 10/21/26 (a)(b)	200,000	202,044
3.15%, 04/27/27 (a)	300,000	292,101
6.79%, 10/26/27 (a)(b)	200,000	209,122
2.22%, 01/27/28 (a)(b)	250,000	236,563
3.90%, 04/26/28 (a)	250,000	246,023
4.55%, 07/22/28 (a)(b)	250,000	250,150
4.65%, 02/01/29 (a)(b)	300,000	300,432
5.78%, 06/12/29 (a)(b)	300,000	311,742
3.00%, 07/30/29 (a)	150,000	139,383
5.38%, 01/23/30 (a)(b)	250,000	257,017
1.38%, 07/22/30 (a)	250,000	210,405
5.10%, 07/23/30 (a)(b)	200,000	203,736
2.68%, 01/27/33 (a)(b)	150,000	129,278
4.97%, 07/22/33 (a)(b)	200,000	196,612
5.85%, 10/21/33 (a)(b)	250,000	262,870
4.84%, 02/01/34 (a)(b)	350,000	344,386
5.84%, 06/12/34 (a)(b)	300,000	315,396
5.68%, 01/23/35 (a)(b)	400,000	416,740
2.49%, 11/03/36 (a)(b)	250,000	207,428
UBS AG
5.80%, 09/11/25	200,000	202,144
1.25%, 06/01/26	200,000	189,204
1.25%, 08/07/26	250,000	235,173
5.00%, 07/09/27	250,000	253,640
7.50%, 02/15/28	400,000	436,728
5.65%, 09/11/28	250,000	260,340
4.50%, 06/26/48	200,000	184,310
UBS Group AG
4.55%, 04/17/26	500,000	498,550
4.88%, 05/15/45	250,000	236,198
Wachovia Corp.
7.57%, 08/01/26 (e)	75,000	78,865
5.50%, 08/01/35	230,000	236,870
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	47,862
Wells Fargo & Co.
3.55%, 09/29/25	450,000	444,424
6.00%, 10/28/25 (a)	100,000	100,138
3.00%, 04/22/26	600,000	585,972
4.10%, 06/03/26	450,000	445,905
3.00%, 10/23/26	650,000	631,371
3.20%, 06/17/27 (a)(b)	400,000	390,028
4.30%, 07/22/27	380,000	378,548
3.53%, 03/24/28 (a)(b)	725,000	706,396
5.71%, 04/22/28 (a)(b)	600,000	616,248
3.58%, 05/22/28 (a)(b)	500,000	486,630
2.39%, 06/02/28 (a)(b)	650,000	613,210
4.81%, 07/25/28 (a)(b)	500,000	503,010
4.15%, 01/24/29 (a)	475,000	469,894
5.57%, 07/25/29 (a)(b)	750,000	774,847
6.30%, 10/23/29 (a)(b)	450,000	477,756
7.95%, 11/15/29	100,000	114,566
5.20%, 01/23/30 (a)(b)	500,000	510,530
2.88%, 10/30/30 (a)(b)	600,000	550,278
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.57%, 02/11/31 (a)(b)	550,000	493,806
4.48%, 04/04/31 (a)(b)	400,000	396,060
3.35%, 03/02/33 (a)(b)	700,000	630,903
4.90%, 07/25/33 (a)(b)	750,000	747,060
5.39%, 04/24/34 (a)(b)	700,000	717,143
5.56%, 07/25/34 (a)(b)	750,000	774,600
6.49%, 10/23/34 (a)(b)	600,000	660,996
5.50%, 01/23/35 (a)(b)	500,000	515,735
5.38%, 02/07/35	100,000	104,598
3.07%, 04/30/41 (a)(b)	600,000	459,540
5.38%, 11/02/43	300,000	297,153
5.61%, 01/15/44	450,000	457,164
4.65%, 11/04/44	300,000	267,948
3.90%, 05/01/45	330,000	275,405
4.90%, 11/17/45	350,000	321,023
4.40%, 06/14/46	300,000	255,288
4.75%, 12/07/46	300,000	268,890
5.01%, 04/04/51 (a)(b)	1,000,000	960,410
4.61%, 04/25/53 (a)(b)	600,000	544,404
5.95%, 12/01/86	150,000	155,775
Wells Fargo Bank NA
4.81%, 01/15/26 (a)	400,000	401,468
5.45%, 08/07/26 (a)	400,000	407,636
5.25%, 12/11/26 (a)	350,000	356,835
5.95%, 08/26/36	250,000	268,982
5.85%, 02/01/37	250,000	265,165
6.60%, 01/15/38	250,000	284,387
Westpac Banking Corp.
5.51%, 11/17/25	200,000	202,478
5.20%, 04/16/26	150,000	151,913
2.85%, 05/13/26	200,000	195,010
1.15%, 06/03/26	250,000	236,623
2.70%, 08/19/26	100,000	96,984
3.35%, 03/08/27	150,000	146,864
4.04%, 08/26/27	200,000	199,144
5.46%, 11/18/27	200,000	206,732
3.40%, 01/25/28	250,000	243,000
5.54%, 11/17/28	250,000	262,005
1.95%, 11/20/28	200,000	182,180
5.05%, 04/16/29	150,000	154,497
2.65%, 01/16/30	100,000	92,138
2.15%, 06/03/31	250,000	216,905
4.32%, 11/23/31 (a)(b)	250,000	246,678
5.41%, 08/10/33 (a)(b)	150,000	152,252
6.82%, 11/17/33	150,000	167,591
4.11%, 07/24/34 (a)(b)	250,000	239,593
2.67%, 11/15/35 (a)(b)	250,000	215,638
3.02%, 11/18/36 (a)(b)	200,000	171,812
4.42%, 07/24/39	200,000	186,338
2.96%, 11/16/40	200,000	147,156
3.13%, 11/18/41	200,000	148,634
		278,496,200
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	150,000	137,936
Ameriprise Financial, Inc.
2.88%, 09/15/26 (a)	200,000	194,240
4.50%, 05/13/32 (a)	100,000	99,381
5.15%, 05/15/33 (a)	150,000	154,575
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	100,000	110,150
5.80%, 05/21/54 (a)	150,000	154,595
ARES Management Corp.
6.38%, 11/10/28 (a)	100,000	106,848
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BGC Group, Inc.
8.00%, 05/25/28 (a)	75,000	80,929
6.60%, 06/10/29 (a)(d)	100,000	102,895
BlackRock Funding, Inc.
4.70%, 03/14/29 (a)	100,000	102,284
5.00%, 03/14/34 (a)	200,000	205,620
4.90%, 01/08/35 (a)	100,000	101,721
5.25%, 03/14/54 (a)	300,000	304,386
5.35%, 01/08/55 (a)	200,000	205,826
BlackRock, Inc.
3.20%, 03/15/27	100,000	97,891
3.25%, 04/30/29 (a)	150,000	144,635
2.40%, 04/30/30 (a)	200,000	181,088
1.90%, 01/28/31 (a)	250,000	215,985
2.10%, 02/25/32 (a)	200,000	170,204
4.75%, 05/25/33 (a)	200,000	202,632
Blue Owl Finance LLC
6.25%, 04/18/34 (a)(d)	200,000	207,464
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	75,000	80,114
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	125,000	105,510
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 04/15/50 (a)	100,000	71,834
Brookfield Finance, Inc.
4.25%, 06/02/26 (a)	100,000	99,219
3.90%, 01/25/28 (a)	200,000	195,688
4.85%, 03/29/29 (a)	150,000	151,809
4.35%, 04/15/30 (a)	150,000	147,362
2.72%, 04/15/31 (a)	100,000	88,606
6.35%, 01/05/34 (a)	100,000	108,945
5.68%, 01/15/35 (a)	75,000	77,331
4.70%, 09/20/47 (a)	175,000	158,151
3.50%, 03/30/51 (a)	150,000	110,595
3.63%, 02/15/52 (a)	100,000	73,414
5.97%, 03/04/54 (a)	150,000	158,260
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	98,315
1.63%, 12/15/30 (a)	200,000	169,986
Charles Schwab Corp.
3.45%, 02/13/26 (a)(f)	50,000	49,221
0.90%, 03/11/26 (a)(f)	200,000	189,134
1.15%, 05/13/26 (a)(f)	150,000	141,804
5.88%, 08/24/26 (a)(f)	150,000	153,807
3.20%, 03/02/27 (a)(f)	100,000	97,057
2.45%, 03/03/27 (a)(f)	240,000	228,665
3.30%, 04/01/27 (a)(f)	100,000	97,209
3.20%, 01/25/28 (a)(f)	100,000	96,160
2.00%, 03/20/28 (a)(f)	200,000	184,452
4.00%, 02/01/29 (a)(f)	50,000	49,226
5.64%, 05/19/29 (a)(b)(f)	190,000	196,667
3.25%, 05/22/29 (a)(f)	75,000	71,397
2.75%, 10/01/29 (a)(f)	50,000	46,113
6.20%, 11/17/29 (a)(b)(f)	200,000	212,078
4.63%, 03/22/30 (a)(f)	50,000	50,536
1.65%, 03/11/31 (a)(f)	100,000	83,288
2.30%, 05/13/31 (a)(f)	100,000	86,821
1.95%, 12/01/31 (a)(f)	125,000	104,335
2.90%, 03/03/32 (a)(f)	150,000	132,957
5.85%, 05/19/34 (a)(b)(f)	200,000	210,894
6.14%, 08/24/34 (a)(b)(f)	200,000	215,106
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	165,190
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CME Group, Inc.
3.75%, 06/15/28 (a)	100,000	98,779
2.65%, 03/15/32 (a)	200,000	178,298
5.30%, 09/15/43 (a)	200,000	210,450
Eaton Vance Corp.
3.50%, 04/06/27 (a)	50,000	48,897
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	150,000	125,831
2.95%, 08/12/51 (a)	100,000	66,088
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/34 (a)(d)	125,000	126,556
Intercontinental Exchange, Inc.
3.75%, 12/01/25 (a)	250,000	247,572
3.10%, 09/15/27 (a)	100,000	96,568
4.00%, 09/15/27 (a)	300,000	297,564
3.63%, 09/01/28 (a)(d)	175,000	169,647
3.75%, 09/21/28 (a)	100,000	97,771
4.35%, 06/15/29 (a)	250,000	249,622
2.10%, 06/15/30 (a)	250,000	220,512
5.25%, 06/15/31 (a)	150,000	156,232
1.85%, 09/15/32 (a)	250,000	204,012
4.60%, 03/15/33 (a)	275,000	274,477
2.65%, 09/15/40 (a)	250,000	183,817
4.25%, 09/21/48 (a)	150,000	130,695
3.00%, 06/15/50 (a)	225,000	156,937
4.95%, 06/15/52 (a)	250,000	243,960
3.00%, 09/15/60 (a)	250,000	162,140
5.20%, 06/15/62 (a)	200,000	199,720
Invesco Finance PLC
3.75%, 01/15/26	130,000	128,575
5.38%, 11/30/43	100,000	98,374
Jefferies Financial Group, Inc.
4.85%, 01/15/27	150,000	150,383
6.45%, 06/08/27	100,000	104,738
5.88%, 07/21/28 (a)	200,000	207,258
4.15%, 01/23/30	175,000	168,443
2.63%, 10/15/31 (a)	200,000	170,310
2.75%, 10/15/32 (a)	100,000	83,833
6.20%, 04/14/34 (a)	250,000	263,252
6.25%, 01/15/36	100,000	106,932
6.50%, 01/20/43	50,000	53,709
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	148,263
4.38%, 03/11/29 (a)	150,000	147,090
Legg Mason, Inc.
4.75%, 03/15/26	100,000	100,369
5.63%, 01/15/44	75,000	76,380
LPL Holdings, Inc.
5.70%, 05/20/27 (a)	100,000	101,998
6.75%, 11/17/28 (a)	150,000	160,101
6.00%, 05/20/34 (a)	100,000	102,822
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	148,475
5.35%, 06/28/28 (a)	175,000	180,829
1.65%, 01/15/31 (a)	100,000	83,867
5.55%, 02/15/34 (a)	200,000	208,564
2.50%, 12/21/40 (a)	150,000	104,483
3.25%, 04/28/50 (a)	100,000	71,136
3.95%, 03/07/52 (a)	100,000	78,915
5.95%, 08/15/53 (a)	125,000	134,211
6.10%, 06/28/63 (a)	175,000	189,758
Nomura Holdings, Inc.
5.71%, 01/09/26	200,000	201,936
1.65%, 07/14/26	200,000	188,618
2.33%, 01/22/27	250,000	236,277
6.07%, 07/12/28	200,000	208,758
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.17%, 07/14/28	200,000	181,458
5.61%, 07/06/29	200,000	206,286
3.10%, 01/16/30	200,000	182,716
2.68%, 07/16/30	300,000	265,143
2.61%, 07/14/31	200,000	171,190
3.00%, 01/22/32	200,000	173,512
6.18%, 01/18/33	200,000	213,490
6.09%, 07/12/33	200,000	213,404
5.78%, 07/03/34	200,000	207,726
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	101,234
4.95%, 07/15/46	150,000	141,632
3.75%, 04/01/51 (a)	150,000	115,749
Stifel Financial Corp.
4.00%, 05/15/30 (a)	100,000	95,173
TPG Operating Group II LP
5.88%, 03/05/34 (a)	100,000	105,506
		18,767,562
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 10/01/25 (a)	150,000	149,203
1.75%, 01/30/26 (a)	250,000	239,480
4.45%, 04/03/26 (a)	150,000	149,044
2.45%, 10/29/26 (a)	600,000	572,214
6.10%, 01/15/27 (a)	150,000	154,498
6.45%, 04/15/27 (a)	200,000	208,298
3.65%, 07/21/27 (a)	250,000	243,365
4.63%, 10/15/27 (a)	150,000	149,769
5.75%, 06/06/28 (a)	200,000	207,002
3.00%, 10/29/28 (a)	600,000	561,720
5.10%, 01/19/29 (a)	150,000	152,232
6.15%, 09/30/30 (a)	150,000	159,996
3.30%, 01/30/32 (a)	700,000	623,315
3.40%, 10/29/33 (a)	300,000	261,825
5.30%, 01/19/34 (a)	150,000	152,103
3.85%, 10/29/41 (a)	300,000	246,750
6.95%, 03/10/55 (a)(b)	150,000	154,944
Air Lease Corp.
2.88%, 01/15/26 (a)	250,000	243,337
3.75%, 06/01/26 (a)	150,000	147,390
1.88%, 08/15/26 (a)	250,000	236,995
2.20%, 01/15/27 (a)	150,000	141,908
3.63%, 04/01/27 (a)	100,000	97,635
3.63%, 12/01/27 (a)	150,000	145,426
5.85%, 12/15/27 (a)	150,000	155,434
4.63%, 10/01/28 (a)	100,000	99,554
5.10%, 03/01/29 (a)	150,000	152,524
3.25%, 10/01/29 (a)	100,000	93,108
3.00%, 02/01/30 (a)	100,000	91,425
3.13%, 12/01/30 (a)	150,000	135,675
5.20%, 07/15/31 (a)	100,000	100,830
2.88%, 01/15/32 (a)	150,000	129,935
Aircastle Ltd.
4.25%, 06/15/26 (a)	100,000	98,668
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)(d)	125,000	129,315
6.70%, 07/29/31 (a)(d)	100,000	101,808
Ares Capital Corp.
5.88%, 03/01/29 (a)	150,000	152,595
5.95%, 07/15/29 (a)	150,000	152,979
ARES Capital Corp.
3.88%, 01/15/26 (a)	300,000	294,324
2.15%, 07/15/26 (a)	150,000	141,605
7.00%, 01/15/27	100,000	103,822
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 06/15/27 (a)	100,000	93,894
2.88%, 06/15/28 (a)	200,000	183,044
3.20%, 11/15/31 (a)	150,000	129,509
ARES Strategic Income Fund
6.35%, 08/15/29 (a)(d)	125,000	126,580
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26 (a)	100,000	94,005
Barings BDC, Inc.
3.30%, 11/23/26 (a)	100,000	94,831
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	100,000	96,012
6.95%, 05/30/29 (a)	75,000	76,226
Blackstone Private Credit Fund
7.05%, 09/29/25	150,000	152,460
2.63%, 12/15/26 (a)	200,000	187,832
3.25%, 03/15/27 (a)	200,000	189,582
7.30%, 11/27/28 (a)(d)	75,000	79,580
4.00%, 01/15/29 (a)	100,000	94,518
5.95%, 07/16/29 (a)(d)	100,000	100,819
6.25%, 01/25/31 (a)(d)	75,000	76,782
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	150,000	146,335
2.75%, 09/16/26 (a)	150,000	142,446
2.13%, 02/15/27 (a)	100,000	92,691
2.85%, 09/30/28 (a)	200,000	181,346
Blue Owl Capital Corp.
4.25%, 01/15/26 (a)	150,000	148,012
3.40%, 07/15/26 (a)	200,000	192,734
8.45%, 11/15/26 (a)(d)	50,000	52,488
2.63%, 01/15/27 (a)	100,000	94,001
3.13%, 04/13/27 (a)	75,000	70,268
2.88%, 06/11/28 (a)	150,000	137,064
5.95%, 03/15/29 (a)	100,000	101,937
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (a)	100,000	95,006
4.70%, 02/08/27 (a)	100,000	97,641
7.75%, 09/16/27 (a)	100,000	105,340
7.95%, 06/13/28 (a)	125,000	133,485
7.75%, 01/15/29 (a)	100,000	106,667
6.60%, 09/15/29 (a)(d)	75,000	76,343
6.65%, 03/15/31 (a)	150,000	152,950
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	92,792
Blue Owl Technology Finance Corp. II
6.75%, 04/04/29 (a)(d)	125,000	124,205
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)(d)	50,000	51,014
FS KKR Capital Corp.
3.40%, 01/15/26 (a)	150,000	145,756
2.63%, 01/15/27 (a)	100,000	93,434
3.25%, 07/15/27 (a)	75,000	70,469
3.13%, 10/12/28 (a)	150,000	134,754
7.88%, 01/15/29 (a)	100,000	106,655
6.88%, 08/15/29 (a)	100,000	102,885
GATX Corp.
3.25%, 09/15/26 (a)	100,000	97,050
3.85%, 03/30/27 (a)	150,000	147,165
3.50%, 03/15/28 (a)	150,000	144,058
4.70%, 04/01/29 (a)	150,000	150,153
4.00%, 06/30/30 (a)	100,000	96,594
1.90%, 06/01/31 (a)	100,000	82,610
3.50%, 06/01/32 (a)	75,000	67,673
4.90%, 03/15/33 (a)	75,000	74,304
6.05%, 03/15/34 (a)	100,000	106,341
6.90%, 05/01/34 (a)	100,000	113,023
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 03/15/44 (a)	75,000	71,336
3.10%, 06/01/51 (a)	100,000	66,624
6.05%, 06/05/54 (a)	75,000	78,868
Goldman Sachs BDC, Inc.
2.88%, 01/15/26 (a)	100,000	97,438
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	200,000	188,522
7.05%, 12/05/28 (a)	75,000	78,995
6.00%, 07/15/29 (a)	100,000	100,947
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	100,000	95,188
HPS Corporate Lending Fund
6.75%, 01/30/29 (a)(d)	100,000	103,646
6.25%, 09/30/29 (a)(d)	75,000	76,427
Main Street Capital Corp.
3.00%, 07/14/26 (a)	100,000	95,495
6.50%, 06/04/27 (a)	50,000	51,111
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	100,000	98,822
New Mountain Finance Corp.
6.88%, 02/01/29 (a)	75,000	75,242
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	50,000	46,764
7.10%, 02/15/29 (a)	100,000	103,412
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)(d)	75,000	80,897
6.50%, 07/23/29 (a)(d)	75,000	76,049
Prospect Capital Corp.
3.36%, 11/15/26 (a)	100,000	90,860
3.44%, 10/15/28 (a)(c)	100,000	85,581
Sixth Street Lending Partners
6.50%, 03/11/29 (a)(d)	100,000	102,328
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	100,000	94,923
6.13%, 03/01/29 (a)	75,000	76,918
		15,471,806
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	100,000	91,569
ORIX Corp.
3.70%, 07/18/27	100,000	97,683
2.25%, 03/09/31	100,000	85,763
5.20%, 09/13/32	200,000	204,190
		479,205
Insurance 1.2%
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	200,000	197,388
Aetna, Inc.
6.63%, 06/15/36	100,000	111,070
6.75%, 12/15/37	150,000	167,469
4.50%, 05/15/42 (a)	100,000	87,278
4.13%, 11/15/42 (a)	100,000	82,156
4.75%, 03/15/44 (a)	50,000	44,063
3.88%, 08/15/47 (a)	150,000	114,008
Aflac, Inc.
1.13%, 03/15/26 (a)	100,000	95,059
3.60%, 04/01/30 (a)	250,000	238,955
4.00%, 10/15/46 (a)	75,000	62,214
4.75%, 01/15/49 (a)	100,000	93,105
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Alleghany Corp.
3.63%, 05/15/30 (a)	100,000	96,666
3.25%, 08/15/51 (a)	100,000	71,849
Allstate Corp.
0.75%, 12/15/25 (a)	150,000	142,841
3.28%, 12/15/26 (a)	100,000	97,593
5.05%, 06/24/29 (a)	100,000	102,364
1.45%, 12/15/30 (a)	75,000	62,279
5.25%, 03/30/33 (a)	150,000	155,124
5.35%, 06/01/33	100,000	103,879
5.55%, 05/09/35	150,000	158,026
4.50%, 06/15/43	50,000	45,100
4.20%, 12/15/46 (a)	100,000	85,249
3.85%, 08/10/49 (a)	100,000	80,336
6.50%, 05/15/67 (a)(b)	100,000	104,047
American Financial Group, Inc.
5.25%, 04/02/30 (a)	75,000	77,548
4.50%, 06/15/47 (a)	100,000	88,977
American International Group, Inc.
3.40%, 06/30/30 (a)	150,000	140,151
5.13%, 03/27/33 (a)	150,000	153,111
3.88%, 01/15/35 (a)	78,000	72,132
6.25%, 05/01/36	50,000	54,998
4.50%, 07/16/44 (a)	145,000	129,239
4.80%, 07/10/45 (a)	100,000	93,162
4.75%, 04/01/48 (a)	200,000	184,856
5.75%, 04/01/48 (a)(b)	100,000	99,451
4.38%, 06/30/50 (a)	200,000	174,268
American National Group, Inc.
5.00%, 06/15/27 (a)	90,000	89,917
Aon Corp.
8.21%, 01/01/27	100,000	107,447
4.50%, 12/15/28 (a)	100,000	99,957
3.75%, 05/02/29 (a)	150,000	145,381
2.80%, 05/15/30 (a)	200,000	182,370
6.25%, 09/30/40	50,000	54,548
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	100,000	96,146
2.05%, 08/23/31 (a)	100,000	84,259
2.60%, 12/02/31 (a)	100,000	87,062
5.00%, 09/12/32 (a)	100,000	101,440
5.35%, 02/28/33 (a)	100,000	103,280
2.90%, 08/23/51 (a)	100,000	65,024
3.90%, 02/28/52 (a)	125,000	97,643
Aon Global Ltd.
3.88%, 12/15/25 (a)	200,000	198,418
4.60%, 06/14/44 (a)	100,000	89,032
4.75%, 05/15/45 (a)	100,000	91,014
Aon North America, Inc.
5.13%, 03/01/27 (a)	150,000	152,826
5.15%, 03/01/29 (a)	150,000	153,697
5.30%, 03/01/31 (a)	200,000	206,638
5.45%, 03/01/34 (a)	300,000	310,581
5.75%, 03/01/54 (a)	350,000	362,771
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	98,693
5.03%, 12/15/46 (a)	100,000	94,088
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	200,000	151,538
Arch Capital Group U.S., Inc.
5.14%, 11/01/43	85,000	81,382
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	100,000	84,622
5.50%, 03/02/33 (a)	75,000	77,843
6.50%, 02/15/34 (a)	100,000	110,152
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 07/15/34 (a)	2,000	2,060
3.50%, 05/20/51 (a)	150,000	108,486
3.05%, 03/09/52 (a)	100,000	65,051
5.75%, 03/02/53 (a)	100,000	101,737
6.75%, 02/15/54 (a)	100,000	115,680
5.75%, 07/15/54 (a)	75,000	76,714
Assurant, Inc.
4.90%, 03/27/28 (a)	100,000	100,151
3.70%, 02/22/30 (a)	100,000	94,187
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31 (a)	200,000	178,744
3.60%, 09/15/51 (a)	50,000	35,763
Athene Holding Ltd.
4.13%, 01/12/28 (a)	100,000	98,093
6.15%, 04/03/30 (a)	100,000	106,607
3.50%, 01/15/31 (a)	100,000	92,077
6.65%, 02/01/33 (a)	100,000	108,893
5.88%, 01/15/34 (a)	100,000	103,267
3.95%, 05/25/51 (a)	100,000	74,614
3.45%, 05/15/52 (a)	50,000	33,437
6.25%, 04/01/54 (a)	200,000	207,882
AXA SA
8.60%, 12/15/30	100,000	119,941
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	96,401
4.90%, 01/15/40 (a)(b)	50,000	46,962
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	150,000	143,933
1.85%, 03/12/30 (a)	100,000	88,779
1.45%, 10/15/30 (a)	150,000	128,180
2.88%, 03/15/32 (a)	200,000	182,250
5.75%, 01/15/40	200,000	221,048
4.40%, 05/15/42	100,000	96,231
4.30%, 05/15/43	150,000	138,855
4.20%, 08/15/48 (a)	400,000	359,548
4.25%, 01/15/49 (a)	350,000	317,660
2.85%, 10/15/50 (a)	300,000	206,211
2.50%, 01/15/51 (a)	100,000	64,588
3.85%, 03/15/52 (a)	450,000	370,732
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	450,000	443,776
4.50%, 02/11/43	175,000	171,257
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	150,000	145,288
5.63%, 05/15/30 (a)	150,000	153,856
4.70%, 06/22/47 (a)	175,000	139,074
3.85%, 12/22/51 (a)	75,000	49,442
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	75,000	74,615
2.38%, 03/15/31 (a)	150,000	128,219
4.20%, 03/17/32 (a)	100,000	94,788
5.65%, 06/11/34 (a)	100,000	103,132
4.95%, 03/17/52 (a)	100,000	90,500
Centene Corp.
4.25%, 12/15/27 (a)	400,000	391,328
2.45%, 07/15/28 (a)	400,000	366,100
4.63%, 12/15/29 (a)	700,000	681,303
3.38%, 02/15/30 (a)	350,000	320,782
3.00%, 10/15/30 (a)	400,000	355,740
2.50%, 03/01/31 (a)	400,000	339,836
2.63%, 08/01/31 (a)	200,000	169,820
Chubb Corp.
6.50%, 05/15/38	100,000	115,759
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chubb INA Holdings LLC
3.35%, 05/03/26 (a)	300,000	294,747
4.65%, 08/15/29 (a)	150,000	152,359
1.38%, 09/15/30 (a)	250,000	212,277
5.00%, 03/15/34 (a)	275,000	282,128
4.15%, 03/13/43	200,000	175,746
4.35%, 11/03/45 (a)	250,000	224,730
2.85%, 12/15/51 (a)	150,000	102,446
3.05%, 12/15/61 (a)	250,000	166,577
Cincinnati Financial Corp.
6.92%, 05/15/28	75,000	81,294
6.13%, 11/01/34	50,000	53,501
CNA Financial Corp.
4.50%, 03/01/26 (a)	150,000	149,566
3.45%, 08/15/27 (a)	100,000	97,290
3.90%, 05/01/29 (a)	100,000	97,325
2.05%, 08/15/30 (a)	100,000	86,812
5.50%, 06/15/33 (a)	100,000	103,700
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	150,000	150,519
6.45%, 06/15/34 (a)	125,000	130,573
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	250,000	244,962
3.85%, 04/05/29 (a)	150,000	145,079
3.90%, 04/05/32 (a)	300,000	278,058
6.05%, 09/15/33 (a)	100,000	106,382
5.75%, 01/15/34 (a)	100,000	104,396
4.35%, 04/05/42 (a)	100,000	86,316
4.40%, 04/05/52 (a)	250,000	207,662
6.88%, 12/15/52 (a)(b)	175,000	179,172
Elevance Health, Inc.
4.90%, 02/08/26 (a)	150,000	150,042
1.50%, 03/15/26 (a)	100,000	95,529
3.65%, 12/01/27 (a)	300,000	293,526
4.10%, 03/01/28 (a)	150,000	148,428
5.15%, 06/15/29 (a)	100,000	102,963
2.88%, 09/15/29 (a)	150,000	139,485
2.25%, 05/15/30 (a)	200,000	177,186
2.55%, 03/15/31 (a)	200,000	176,644
4.10%, 05/15/32 (a)	100,000	96,295
5.50%, 10/15/32 (a)	150,000	157,875
4.75%, 02/15/33 (a)	250,000	249,377
5.38%, 06/15/34 (a)	175,000	181,324
5.85%, 01/15/36	75,000	80,318
6.38%, 06/15/37	100,000	111,260
4.63%, 05/15/42	200,000	183,830
4.65%, 01/15/43	150,000	137,537
5.10%, 01/15/44	75,000	72,425
4.65%, 08/15/44 (a)	150,000	136,479
4.38%, 12/01/47 (a)	250,000	216,257
4.55%, 03/01/48 (a)	150,000	132,285
3.70%, 09/15/49 (a)	150,000	115,679
3.13%, 05/15/50 (a)	200,000	139,320
3.60%, 03/15/51 (a)	200,000	149,862
4.55%, 05/15/52 (a)	100,000	87,326
6.10%, 10/15/52 (a)	150,000	162,975
5.13%, 02/15/53 (a)	200,000	190,684
5.65%, 06/15/54 (a)	175,000	179,760
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	150,000	154,830
Enstar Finance LLC
5.50%, 01/15/42 (a)(b)	75,000	69,086
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	99,086
3.10%, 09/01/31 (a)	100,000	85,123
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	350,000	345,758
5.59%, 01/11/33 (a)	75,000	77,605
5.00%, 04/20/48 (a)	250,000	233,675
Essent Group Ltd.
6.25%, 07/01/29 (a)	100,000	103,670
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	100,000	90,509
3.50%, 10/15/50 (a)	200,000	140,996
3.13%, 10/15/52 (a)	150,000	98,064
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	100,000	105,036
6.50%, 06/04/29 (a)	75,000	76,563
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	100,584
4.63%, 04/29/30 (a)	125,000	123,820
3.38%, 03/03/31 (a)	100,000	89,878
5.63%, 08/16/32 (a)	100,000	102,041
6.00%, 12/07/33 (a)(d)	100,000	104,410
6.35%, 03/22/54 (a)(d)	200,000	210,244
6.10%, 03/15/55 (a)(d)	100,000	101,233
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	250,000	230,212
2.45%, 03/15/31 (a)	150,000	128,280
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	94,225
2.40%, 08/15/31 (a)	100,000	83,385
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	99,003
2.15%, 08/15/30 (a)	150,000	127,928
5.85%, 09/15/34 (a)	75,000	75,989
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	100,000	86,909
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	150,000	138,377
6.10%, 10/01/41	80,000	85,735
4.40%, 03/15/48 (a)	100,000	87,511
3.60%, 08/19/49 (a)	150,000	114,350
2.90%, 09/15/51 (a)	150,000	99,695
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	100,000	108,069
Humana, Inc.
5.70%, 03/13/26 (a)	100,000	100,099
1.35%, 02/03/27 (a)	150,000	139,079
3.95%, 03/15/27 (a)	100,000	98,536
5.75%, 03/01/28 (a)	100,000	103,763
5.75%, 12/01/28 (a)	100,000	104,516
3.70%, 03/23/29 (a)	100,000	96,678
3.13%, 08/15/29 (a)	150,000	140,187
4.88%, 04/01/30 (a)	100,000	100,977
5.38%, 04/15/31 (a)	200,000	205,014
2.15%, 02/03/32 (a)	150,000	124,634
5.88%, 03/01/33 (a)	150,000	157,728
5.95%, 03/15/34 (a)	100,000	105,791
4.63%, 12/01/42 (a)	75,000	66,173
4.95%, 10/01/44 (a)	100,000	91,090
4.80%, 03/15/47 (a)	100,000	88,411
3.95%, 08/15/49 (a)	75,000	58,360
5.50%, 03/15/53 (a)	150,000	145,371
5.75%, 04/15/54 (a)	200,000	200,748
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	100,000	86,650
5.67%, 06/08/32 (a)	100,000	103,625
4.00%, 11/23/51 (a)	100,000	73,069
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kemper Corp.
2.40%, 09/30/30 (a)	150,000	127,872
Lincoln National Corp.
3.63%, 12/12/26 (a)	50,000	48,998
3.80%, 03/01/28 (a)	100,000	97,263
3.05%, 01/15/30 (a)	100,000	92,159
3.40%, 01/15/31 (a)	100,000	91,421
3.40%, 03/01/32 (a)	75,000	67,891
6.30%, 10/09/37	100,000	107,821
7.00%, 06/15/40	100,000	114,082
4.35%, 03/01/48 (a)	75,000	60,015
4.38%, 06/15/50 (a)	50,000	39,747
Loews Corp.
3.20%, 05/15/30 (a)	100,000	93,652
6.00%, 02/01/35	100,000	108,997
4.13%, 05/15/43 (a)	100,000	85,365
Manulife Financial Corp.
4.15%, 03/04/26	200,000	199,008
2.48%, 05/19/27 (a)	100,000	95,430
4.06%, 02/24/32 (a)(b)	150,000	146,986
3.70%, 03/16/32 (a)	150,000	141,419
5.38%, 03/04/46	100,000	101,667
Markel Group, Inc.
3.50%, 11/01/27 (a)	100,000	96,947
3.35%, 09/17/29 (a)	100,000	94,370
5.00%, 04/05/46	100,000	91,241
4.30%, 11/01/47 (a)	75,000	61,869
5.00%, 05/20/49 (a)	100,000	91,319
4.15%, 09/17/50 (a)	100,000	80,104
3.45%, 05/07/52 (a)	75,000	52,160
6.00%, 05/16/54 (a)	100,000	103,994
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 (a)	150,000	148,434
4.38%, 03/15/29 (a)	250,000	251,165
2.25%, 11/15/30 (a)	140,000	123,962
5.75%, 11/01/32 (a)	100,000	107,775
5.88%, 08/01/33	100,000	108,875
5.40%, 09/15/33 (a)	100,000	105,570
5.15%, 03/15/34 (a)	100,000	103,702
4.75%, 03/15/39 (a)	50,000	48,607
4.35%, 01/30/47 (a)	100,000	87,315
4.20%, 03/01/48 (a)	50,000	42,841
4.90%, 03/15/49 (a)	200,000	189,548
2.90%, 12/15/51 (a)	75,000	49,784
6.25%, 11/01/52 (a)	100,000	114,621
5.45%, 03/15/53 (a)	150,000	153,901
5.70%, 09/15/53 (a)	175,000	186,230
5.45%, 03/15/54 (a)	75,000	77,300
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	98,475
MetLife, Inc.
3.60%, 11/13/25 (a)	100,000	98,884
4.55%, 03/23/30 (a)	200,000	202,892
6.50%, 12/15/32	100,000	112,584
5.38%, 07/15/33 (a)	150,000	157,275
6.38%, 06/15/34	200,000	223,692
5.30%, 12/15/34 (a)	100,000	103,774
5.70%, 06/15/35	150,000	160,788
6.40%, 12/15/36 (a)	230,000	242,737
10.75%, 08/01/39 (a)(b)	75,000	102,351
5.88%, 02/06/41	150,000	160,302
4.13%, 08/13/42	100,000	87,063
4.88%, 11/13/43	250,000	238,097
4.72%, 12/15/44 (e)	100,000	92,156
4.05%, 03/01/45	175,000	148,025
4.60%, 05/13/46 (a)	100,000	91,657
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 07/15/52 (a)	200,000	192,774
5.25%, 01/15/54 (a)	150,000	150,508
MGIC Investment Corp.
5.25%, 08/15/28 (a)	100,000	99,691
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (b)	40,000	40,836
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	100,000	102,343
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	147,540
5.75%, 03/28/34 (a)	100,000	103,510
3.85%, 06/11/51 (a)	125,000	92,196
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	96,280
4.50%, 10/01/50 (a)(b)	75,000	68,772
Primerica, Inc.
2.80%, 11/19/31 (a)	150,000	129,768
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	100,000	96,891
3.70%, 05/15/29 (a)	150,000	145,182
2.13%, 06/15/30 (a)	150,000	130,757
6.05%, 10/15/36	100,000	108,959
4.30%, 11/15/46 (a)	137,000	118,341
5.50%, 03/15/53 (a)	75,000	75,664
Progressive Corp.
2.45%, 01/15/27	100,000	96,008
4.00%, 03/01/29 (a)	150,000	148,591
3.20%, 03/26/30 (a)	100,000	94,428
3.00%, 03/15/32 (a)	75,000	67,937
6.25%, 12/01/32	150,000	166,990
4.95%, 06/15/33 (a)	100,000	102,693
3.70%, 01/26/45	100,000	81,726
4.13%, 04/15/47 (a)	100,000	86,226
4.20%, 03/15/48 (a)	100,000	86,894
3.95%, 03/26/50 (a)	100,000	82,727
3.70%, 03/15/52 (a)	100,000	78,715
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	97,000	95,359
2.10%, 03/10/30 (a)	200,000	178,096
5.70%, 12/14/36	150,000	160,413
6.63%, 12/01/37	150,000	173,340
3.00%, 03/10/40 (a)	250,000	194,077
4.60%, 05/15/44	150,000	137,888
4.50%, 09/15/47 (a)(b)	100,000	95,760
3.91%, 12/07/47 (a)	200,000	161,478
5.70%, 09/15/48 (a)(b)	150,000	149,407
3.94%, 12/07/49 (a)	100,000	80,538
4.35%, 02/25/50 (a)	150,000	130,265
3.70%, 10/01/50 (a)(b)	200,000	179,200
3.70%, 03/13/51 (a)	300,000	231,027
5.13%, 03/01/52 (a)(b)	200,000	194,776
6.00%, 09/01/52 (a)(b)	200,000	205,102
6.75%, 03/01/53 (a)(b)	100,000	106,001
6.50%, 03/15/54 (a)(b)	200,000	207,000
Prudential Funding Asia PLC
3.13%, 04/14/30	200,000	186,064
Radian Group, Inc.
4.88%, 03/15/27 (a)	100,000	99,647
6.20%, 05/15/29 (a)	100,000	104,290
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	100,000	96,937
3.15%, 06/15/30 (a)	200,000	184,602
6.00%, 09/15/33 (a)	100,000	105,496
5.75%, 09/15/34 (a)	100,000	104,017
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	143,862
5.75%, 06/05/33 (a)	150,000	154,950
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	75,000	72,824
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	100,000	105,000
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	100,000	86,173
Transatlantic Holdings, Inc.
8.00%, 11/30/39	100,000	129,408
Travelers Cos., Inc.
6.75%, 06/20/36	150,000	175,267
5.35%, 11/01/40	100,000	102,632
4.60%, 08/01/43	200,000	187,192
4.00%, 05/30/47 (a)	200,000	168,430
4.05%, 03/07/48 (a)	100,000	85,323
4.10%, 03/04/49 (a)	100,000	85,598
2.55%, 04/27/50 (a)	200,000	128,062
3.05%, 06/08/51 (a)	200,000	141,340
5.45%, 05/25/53 (a)	150,000	156,811
UnitedHealth Group, Inc.
5.15%, 10/15/25	50,000	50,397
1.25%, 01/15/26	100,000	95,937
3.10%, 03/15/26	200,000	196,610
1.15%, 05/15/26 (a)	200,000	189,942
3.45%, 01/15/27	150,000	147,688
3.38%, 04/15/27	150,000	146,929
4.60%, 04/15/27 (a)	100,000	101,200
3.70%, 05/15/27 (a)	50,000	49,480
2.95%, 10/15/27	150,000	144,855
5.25%, 02/15/28 (a)	200,000	207,138
3.85%, 06/15/28	250,000	247,030
3.88%, 12/15/28	150,000	148,032
4.25%, 01/15/29 (a)	200,000	200,188
4.70%, 04/15/29 (a)	100,000	101,897
4.00%, 05/15/29 (a)	150,000	148,498
2.88%, 08/15/29	200,000	187,620
4.80%, 01/15/30 (a)	250,000	255,250
5.30%, 02/15/30 (a)	300,000	314,373
2.00%, 05/15/30	200,000	176,338
4.90%, 04/15/31 (a)	200,000	204,724
2.30%, 05/15/31 (a)	300,000	262,104
4.95%, 01/15/32 (a)	300,000	306,663
4.20%, 05/15/32 (a)	250,000	244,247
5.35%, 02/15/33 (a)	350,000	366,635
4.50%, 04/15/33 (a)	250,000	247,235
5.00%, 04/15/34 (a)	200,000	203,482
5.15%, 07/15/34 (a)	350,000	359,887
4.63%, 07/15/35	200,000	198,776
5.80%, 03/15/36	193,000	208,986
6.50%, 06/15/37	100,000	114,507
6.63%, 11/15/37	150,000	174,472
6.88%, 02/15/38	200,000	237,450
3.50%, 08/15/39 (a)	250,000	210,432
2.75%, 05/15/40 (a)	150,000	112,134
5.70%, 10/15/40 (a)	75,000	79,004
5.95%, 02/15/41 (a)	100,000	108,327
3.05%, 05/15/41 (a)	300,000	231,144
4.63%, 11/15/41 (a)	100,000	94,265
4.38%, 03/15/42 (a)	100,000	91,165
3.95%, 10/15/42 (a)	100,000	86,025
4.25%, 03/15/43 (a)	100,000	90,293
5.50%, 07/15/44 (a)	250,000	257,715
4.75%, 07/15/45	350,000	330,883
4.20%, 01/15/47 (a)	150,000	129,437
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 04/15/47 (a)	100,000	87,030
3.75%, 10/15/47 (a)	200,000	160,310
4.25%, 06/15/48 (a)	250,000	216,145
4.45%, 12/15/48 (a)	175,000	156,583
3.70%, 08/15/49 (a)	225,000	177,430
2.90%, 05/15/50 (a)	150,000	102,222
3.25%, 05/15/51 (a)	350,000	252,763
4.75%, 05/15/52 (a)	375,000	348,240
5.88%, 02/15/53 (a)	350,000	379,158
5.05%, 04/15/53 (a)	375,000	363,742
5.38%, 04/15/54 (a)	300,000	303,660
5.63%, 07/15/54 (a)	500,000	522,685
3.88%, 08/15/59 (a)	200,000	155,200
3.13%, 05/15/60 (a)	150,000	99,942
4.95%, 05/15/62 (a)	225,000	210,526
6.05%, 02/15/63 (a)	250,000	274,980
5.20%, 04/15/63 (a)	325,000	315,354
5.50%, 04/15/64 (a)	200,000	203,386
5.75%, 07/15/64 (a)	375,000	393,851
Unum Group
4.00%, 06/15/29 (a)	100,000	97,326
5.75%, 08/15/42	100,000	100,024
4.50%, 12/15/49 (a)	50,000	41,289
4.13%, 06/15/51 (a)	100,000	76,725
6.00%, 06/15/54 (a)	75,000	76,611
Voya Financial, Inc.
3.65%, 06/15/26	100,000	98,336
5.70%, 07/15/43	100,000	100,030
4.70%, 01/23/48 (a)(b)	100,000	88,588
W.R. Berkley Corp.
4.00%, 05/12/50 (a)	50,000	40,410
3.55%, 03/30/52 (a)	100,000	73,098
3.15%, 09/30/61 (a)	100,000	63,882
Willis North America, Inc.
4.65%, 06/15/27 (a)	150,000	150,370
4.50%, 09/15/28 (a)	150,000	149,400
2.95%, 09/15/29 (a)	200,000	184,920
5.35%, 05/15/33 (a)	150,000	153,004
5.05%, 09/15/48 (a)	75,000	69,092
3.88%, 09/15/49 (a)	150,000	115,814
5.90%, 03/05/54 (a)	100,000	103,204
XL Group Ltd.
5.25%, 12/15/43	55,000	53,554
		60,310,879
REITs 0.6%
Agree LP
2.90%, 10/01/30 (a)	150,000	134,569
4.80%, 10/01/32 (a)	100,000	98,258
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/26 (a)	50,000	49,330
3.95%, 01/15/28 (a)	100,000	98,007
4.50%, 07/30/29 (a)	50,000	49,568
2.75%, 12/15/29 (a)	100,000	90,881
4.70%, 07/01/30 (a)	100,000	99,630
4.90%, 12/15/30 (a)	150,000	151,795
3.38%, 08/15/31 (a)	150,000	137,146
2.00%, 05/18/32 (a)	100,000	81,334
1.88%, 02/01/33 (a)	150,000	117,725
2.95%, 03/15/34 (a)	150,000	126,852
4.75%, 04/15/35 (a)	100,000	96,659
5.25%, 05/15/36 (a)	75,000	75,103
4.85%, 04/15/49 (a)	50,000	44,322
4.00%, 02/01/50 (a)	150,000	115,713
3.00%, 05/18/51 (a)	150,000	95,853
3.55%, 03/15/52 (a)	175,000	123,895
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.15%, 04/15/53 (a)	100,000	92,068
5.63%, 05/15/54 (a)	100,000	98,570
American Assets Trust LP
3.38%, 02/01/31 (a)	75,000	63,812
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	98,284
4.90%, 02/15/29 (a)	100,000	100,578
2.38%, 07/15/31 (a)	100,000	84,645
3.63%, 04/15/32 (a)	150,000	136,371
5.50%, 02/01/34 (a)	100,000	101,884
3.38%, 07/15/51 (a)	75,000	51,625
4.30%, 04/15/52 (a)	100,000	81,131
AvalonBay Communities, Inc.
2.95%, 05/11/26 (a)	100,000	97,547
2.90%, 10/15/26 (a)	100,000	97,001
3.20%, 01/15/28 (a)	75,000	72,170
3.30%, 06/01/29 (a)	150,000	142,965
2.30%, 03/01/30 (a)	100,000	89,541
2.45%, 01/15/31 (a)	150,000	132,223
2.05%, 01/15/32 (a)	150,000	127,353
5.00%, 02/15/33 (a)	100,000	100,988
5.30%, 12/07/33 (a)	100,000	102,946
5.35%, 06/01/34 (a)	100,000	103,556
3.90%, 10/15/46 (a)	150,000	122,031
Boston Properties LP
3.65%, 02/01/26 (a)	150,000	146,818
2.75%, 10/01/26 (a)	200,000	190,536
6.75%, 12/01/27 (a)	150,000	156,972
4.50%, 12/01/28 (a)	150,000	146,242
3.40%, 06/21/29 (a)	200,000	184,734
2.90%, 03/15/30 (a)	100,000	88,249
3.25%, 01/30/31 (a)	200,000	176,054
2.55%, 04/01/32 (a)	150,000	122,049
2.45%, 10/01/33 (a)	150,000	116,748
6.50%, 01/15/34 (a)	150,000	159,322
5.75%, 01/15/35 (a)	150,000	149,359
Brixmor Operating Partnership LP
4.13%, 06/15/26 (a)	100,000	98,855
3.90%, 03/15/27 (a)	100,000	97,838
4.13%, 05/15/29 (a)	150,000	145,692
4.05%, 07/01/30 (a)	150,000	143,844
2.50%, 08/16/31 (a)	100,000	85,378
5.50%, 02/15/34 (a)	100,000	101,202
5.75%, 02/15/35 (a)	100,000	103,541
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	75,000	62,133
Camden Property Trust
5.85%, 11/03/26 (a)	75,000	77,410
4.10%, 10/15/28 (a)	100,000	98,376
3.15%, 07/01/29 (a)	100,000	94,394
2.80%, 05/15/30 (a)	100,000	91,602
4.90%, 01/15/34 (a)	100,000	99,397
3.35%, 11/01/49 (a)	50,000	36,152
COPT Defense Properties LP
2.25%, 03/15/26 (a)	100,000	95,955
2.00%, 01/15/29 (a)	150,000	132,102
2.75%, 04/15/31 (a)	100,000	85,811
Cousins Properties LP
5.88%, 10/01/34 (a)	100,000	100,604
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	145,482
4.38%, 02/15/29 (a)	100,000	98,536
2.00%, 02/15/31 (a)	100,000	84,483
2.50%, 02/15/32 (a)	150,000	127,983
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	146,322
5.55%, 01/15/28 (a)	150,000	153,522
4.45%, 07/15/28 (a)	150,000	149,142
3.60%, 07/01/29 (a)	150,000	143,689
DOC Dr. LLC
4.30%, 03/15/27 (a)	100,000	99,233
2.63%, 11/01/31 (a)	100,000	86,054
EPR Properties
4.75%, 12/15/26 (a)	100,000	99,004
4.50%, 06/01/27 (a)	150,000	147,025
3.75%, 08/15/29 (a)	100,000	92,742
3.60%, 11/15/31 (a)	100,000	88,276
ERP Operating LP
2.85%, 11/01/26 (a)	100,000	96,895
3.50%, 03/01/28 (a)	100,000	97,076
4.15%, 12/01/28 (a)	100,000	99,066
3.00%, 07/01/29 (a)	100,000	93,801
2.50%, 02/15/30 (a)	100,000	90,576
4.50%, 07/01/44 (a)	150,000	135,168
4.50%, 06/01/45 (a)	50,000	44,152
4.00%, 08/01/47 (a)	100,000	80,844
Essential Properties LP
2.95%, 07/15/31 (a)	100,000	85,681
Essex Portfolio LP
3.38%, 04/15/26 (a)	50,000	48,894
1.70%, 03/01/28 (a)	75,000	68,005
4.00%, 03/01/29 (a)	150,000	145,671
3.00%, 01/15/30 (a)	100,000	92,062
1.65%, 01/15/31 (a)	150,000	123,626
2.65%, 03/15/32 (a)	150,000	128,702
5.50%, 04/01/34 (a)	100,000	102,705
2.65%, 09/01/50 (a)	100,000	61,257
Extra Space Storage LP
3.88%, 12/15/27 (a)	150,000	146,736
5.70%, 04/01/28 (a)	150,000	154,941
4.00%, 06/15/29 (a)	100,000	97,041
5.50%, 07/01/30 (a)	75,000	77,889
2.20%, 10/15/30 (a)	50,000	43,229
5.90%, 01/15/31 (a)	100,000	105,231
2.55%, 06/01/31 (a)	100,000	86,122
2.40%, 10/15/31 (a)	150,000	127,599
2.35%, 03/15/32 (a)	150,000	124,461
5.40%, 02/01/34 (a)	100,000	102,027
Federal Realty OP LP
1.25%, 02/15/26 (a)	100,000	95,022
3.25%, 07/15/27 (a)	100,000	96,267
3.20%, 06/15/29 (a)	75,000	70,009
3.50%, 06/01/30 (a)	100,000	93,424
4.50%, 12/01/44 (a)	100,000	83,412
Healthcare Realty Holdings LP
3.50%, 08/01/26 (a)	100,000	97,774
3.75%, 07/01/27 (a)	75,000	72,974
3.10%, 02/15/30 (a)	150,000	136,507
2.00%, 03/15/31 (a)	100,000	82,232
Healthpeak OP LLC
3.25%, 07/15/26 (a)	200,000	195,198
2.13%, 12/01/28 (a)	75,000	67,936
3.50%, 07/15/29 (a)	150,000	142,666
3.00%, 01/15/30 (a)	100,000	92,225
2.88%, 01/15/31 (a)	150,000	134,403
5.25%, 12/15/32 (a)	150,000	152,536
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	95,637
3.05%, 02/15/30 (a)	100,000	88,543
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.60%, 02/01/31 (a)	100,000	83,691
7.65%, 02/01/34 (a)	75,000	84,482
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	150,000	138,390
3.50%, 09/15/30 (a)	225,000	205,819
5.70%, 07/01/34 (a)	100,000	101,464
5.50%, 04/15/35 (a)	100,000	99,137
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	200,000	181,678
5.45%, 08/15/30 (a)	100,000	103,337
2.00%, 08/15/31 (a)	100,000	82,570
4.15%, 04/15/32 (a)	100,000	94,360
5.50%, 08/15/33 (a)	100,000	101,985
Kilroy Realty LP
4.38%, 10/01/25 (a)	75,000	74,306
4.75%, 12/15/28 (a)	100,000	98,153
4.25%, 08/15/29 (a)	120,000	112,274
3.05%, 02/15/30 (a)	150,000	131,384
2.50%, 11/15/32 (a)	150,000	117,300
2.65%, 11/15/33 (a)	75,000	57,508
6.25%, 01/15/36 (a)	75,000	74,549
Kimco Realty OP LLC
2.80%, 10/01/26 (a)	100,000	96,436
1.90%, 03/01/28 (a)	100,000	91,190
2.70%, 10/01/30 (a)	100,000	89,903
2.25%, 12/01/31 (a)	100,000	83,714
3.20%, 04/01/32 (a)	100,000	89,176
4.60%, 02/01/33 (a)	100,000	97,873
6.40%, 03/01/34 (a)	100,000	110,200
4.25%, 04/01/45 (a)	150,000	126,327
4.13%, 12/01/46 (a)	100,000	79,917
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	98,302
Kite Realty Group Trust
4.75%, 09/15/30 (a)	100,000	99,069
LXP Industrial Trust
2.70%, 09/15/30 (a)	150,000	131,849
2.38%, 10/01/31 (a)	75,000	61,937
Mid-America Apartments LP
1.10%, 09/15/26 (a)	100,000	93,302
3.60%, 06/01/27 (a)	150,000	146,724
4.20%, 06/15/28 (a)	100,000	98,910
3.95%, 03/15/29 (a)	50,000	49,053
2.75%, 03/15/30 (a)	100,000	91,569
1.70%, 02/15/31 (a)	100,000	83,358
5.30%, 02/15/32 (a)	75,000	77,174
5.00%, 03/15/34 (a)	75,000	75,333
National Health Investors, Inc.
3.00%, 02/01/31 (a)	100,000	86,058
NNN REIT, Inc.
4.00%, 11/15/25 (a)	100,000	98,974
3.50%, 10/15/27 (a)	100,000	96,937
4.30%, 10/15/28 (a)	100,000	98,779
2.50%, 04/15/30 (a)	100,000	88,989
5.60%, 10/15/33 (a)	75,000	77,145
5.50%, 06/15/34 (a)	100,000	102,280
4.80%, 10/15/48 (a)	50,000	44,544
3.10%, 04/15/50 (a)	100,000	67,048
3.00%, 04/15/52 (a)	100,000	64,543
Omega Healthcare Investors, Inc.
5.25%, 01/15/26 (a)	100,000	100,051
4.50%, 04/01/27 (a)	150,000	148,362
4.75%, 01/15/28 (a)	100,000	99,178
3.63%, 10/01/29 (a)	150,000	139,681
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 02/01/31 (a)	150,000	133,938
3.25%, 04/15/33 (a)	100,000	84,680
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	84,817
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	75,000	82,946
6.88%, 07/15/29 (a)	75,000	78,001
3.15%, 08/15/30 (a)	150,000	128,405
Prologis LP
3.25%, 06/30/26 (a)	130,000	127,469
2.13%, 04/15/27 (a)	150,000	141,948
4.88%, 06/15/28 (a)	150,000	152,658
3.88%, 09/15/28 (a)	150,000	147,201
4.38%, 02/01/29 (a)	50,000	49,966
2.88%, 11/15/29 (a)	50,000	46,465
2.25%, 04/15/30 (a)	200,000	178,786
1.75%, 07/01/30 (a)	75,000	64,637
1.25%, 10/15/30 (a)	100,000	83,307
1.63%, 03/15/31 (a)	100,000	83,367
2.25%, 01/15/32 (a)	100,000	84,689
4.63%, 01/15/33 (a)	150,000	148,975
4.75%, 06/15/33 (a)	150,000	149,926
5.13%, 01/15/34 (a)	150,000	153,499
5.00%, 03/15/34 (a)	200,000	202,338
5.00%, 01/31/35 (a)	100,000	100,782
4.38%, 09/15/48 (a)	75,000	65,912
3.05%, 03/01/50 (a)	50,000	34,425
3.00%, 04/15/50 (a)	150,000	102,641
2.13%, 10/15/50 (a)	150,000	83,490
5.25%, 06/15/53 (a)	150,000	149,146
5.25%, 03/15/54 (a)	100,000	99,240
Public Storage Operating Co.
0.88%, 02/15/26 (a)	125,000	118,734
1.50%, 11/09/26 (a)	150,000	141,168
3.09%, 09/15/27 (a)	50,000	48,302
1.85%, 05/01/28 (a)	150,000	137,128
1.95%, 11/09/28 (a)	100,000	90,823
5.13%, 01/15/29 (a)	100,000	103,244
3.39%, 05/01/29 (a)	150,000	144,346
2.30%, 05/01/31 (a)	100,000	87,435
2.25%, 11/09/31 (a)	100,000	85,585
5.10%, 08/01/33 (a)	100,000	102,365
5.35%, 08/01/53 (a)	100,000	101,013
Realty Income Corp.
5.05%, 01/13/26 (a)	100,000	100,118
0.75%, 03/15/26 (a)	100,000	94,267
4.88%, 06/01/26 (a)	100,000	100,392
4.13%, 10/15/26 (a)	100,000	99,190
3.00%, 01/15/27 (a)	180,000	173,817
3.95%, 08/15/27 (a)	150,000	148,047
3.40%, 01/15/28 (a)	100,000	96,591
2.10%, 03/15/28 (a)	100,000	92,241
2.20%, 06/15/28 (a)	100,000	92,116
4.70%, 12/15/28 (a)	150,000	151,185
4.75%, 02/15/29 (a)	100,000	101,009
4.00%, 07/15/29 (a)	100,000	97,713
3.10%, 12/15/29 (a)	100,000	93,557
3.40%, 01/15/30 (a)	50,000	47,119
4.85%, 03/15/30 (a)	100,000	101,385
3.25%, 01/15/31 (a)	200,000	183,924
3.20%, 02/15/31 (a)	150,000	137,086
2.70%, 02/15/32 (a)	75,000	64,802
5.63%, 10/13/32 (a)	150,000	157,374
2.85%, 12/15/32 (a)	75,000	64,481
1.80%, 03/15/33 (a)	100,000	78,449
4.90%, 07/15/33 (a)	100,000	99,499
5.13%, 02/15/34 (a)	150,000	151,255
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 03/15/47 (a)	100,000	90,712
5.38%, 09/01/54 (a)	100,000	98,770
Regency Centers LP
3.60%, 02/01/27 (a)	75,000	73,358
4.13%, 03/15/28 (a)	150,000	148,129
3.70%, 06/15/30 (a)	100,000	95,263
5.25%, 01/15/34 (a)	75,000	76,367
4.40%, 02/01/47 (a)	100,000	85,406
4.65%, 03/15/49 (a)	75,000	65,706
Retail Opportunity Investments Partnership LP
6.75%, 10/15/28 (a)	75,000	79,664
Rexford Industrial Realty LP
5.00%, 06/15/28 (a)	75,000	75,817
2.15%, 09/01/31 (a)	150,000	124,925
Sabra Health Care LP
5.13%, 08/15/26 (a)	75,000	75,218
3.90%, 10/15/29 (a)	100,000	93,578
3.20%, 12/01/31 (a)	150,000	130,350
Safehold GL Holdings LLC
2.85%, 01/15/32 (a)	100,000	85,645
6.10%, 04/01/34 (a)	75,000	78,128
Simon Property Group LP
3.50%, 09/01/25 (a)	250,000	247,022
3.30%, 01/15/26 (a)	100,000	98,291
3.25%, 11/30/26 (a)	250,000	243,822
3.38%, 06/15/27 (a)	100,000	97,782
3.38%, 12/01/27 (a)	150,000	145,584
1.75%, 02/01/28 (a)	175,000	160,498
2.45%, 09/13/29 (a)	250,000	227,640
2.65%, 07/15/30 (a)	150,000	136,170
2.20%, 02/01/31 (a)	150,000	129,971
2.25%, 01/15/32 (a)	100,000	85,008
2.65%, 02/01/32 (a)	100,000	87,075
5.50%, 03/08/33 (a)	150,000	156,634
6.25%, 01/15/34 (a)	100,000	109,324
6.75%, 02/01/40 (a)	100,000	113,578
4.75%, 03/15/42 (a)	100,000	92,800
4.25%, 11/30/46 (a)	150,000	126,926
3.25%, 09/13/49 (a)	150,000	106,532
3.80%, 07/15/50 (a)	175,000	135,963
5.85%, 03/08/53 (a)	150,000	156,756
6.65%, 01/15/54 (a)	75,000	87,268
Store Capital LLC
4.50%, 03/15/28 (a)	100,000	97,518
4.63%, 03/15/29 (a)	100,000	97,418
2.70%, 12/01/31 (a)	75,000	63,062
Sun Communities Operating LP
2.30%, 11/01/28 (a)	100,000	90,518
5.50%, 01/15/29 (a)	75,000	76,715
2.70%, 07/15/31 (a)	100,000	85,608
4.20%, 04/15/32 (a)	100,000	92,948
5.70%, 01/15/33 (a)	100,000	101,866
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	97,452
2.75%, 09/01/31 (a)	100,000	85,299
UDR, Inc.
3.50%, 01/15/28 (a)	100,000	96,479
3.20%, 01/15/30 (a)	150,000	139,462
3.00%, 08/15/31 (a)	100,000	89,679
2.10%, 08/01/32 (a)	150,000	122,091
1.90%, 03/15/33 (a)	150,000	118,287
5.13%, 09/01/34 (a)	75,000	74,717
Ventas Realty LP
4.13%, 01/15/26 (a)	100,000	99,018
3.25%, 10/15/26 (a)	100,000	97,021
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 04/01/27 (a)	150,000	147,115
4.00%, 03/01/28 (a)	100,000	97,967
4.40%, 01/15/29 (a)	150,000	148,600
4.75%, 11/15/30 (a)	100,000	100,040
5.63%, 07/01/34 (a)	100,000	103,632
5.70%, 09/30/43 (a)	100,000	101,516
4.38%, 02/01/45 (a)	100,000	85,277
Welltower OP LLC
4.25%, 04/01/26 (a)	150,000	149,049
4.25%, 04/15/28 (a)	100,000	98,989
2.05%, 01/15/29 (a)	100,000	90,007
4.13%, 03/15/29 (a)	150,000	147,255
3.10%, 01/15/30 (a)	100,000	92,658
2.75%, 01/15/31 (a)	150,000	133,638
2.75%, 01/15/32 (a)	100,000	87,028
3.85%, 06/15/32 (a)	150,000	140,712
6.50%, 03/15/41 (a)	150,000	166,335
4.95%, 09/01/48 (a)	100,000	94,804
WP Carey, Inc.
4.25%, 10/01/26 (a)	150,000	148,393
2.40%, 02/01/31 (a)	100,000	86,169
2.25%, 04/01/33 (a)	100,000	80,620
5.38%, 06/30/34 (a)	75,000	75,586
		33,666,927
		407,192,579

Industrial 14.0%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	150,000	145,144
4.60%, 02/08/29 (a)	125,000	127,235
2.05%, 05/15/30 (a)	200,000	177,668
4.75%, 02/08/31 (a)	100,000	102,293
4.80%, 03/03/33 (a)	100,000	102,235
4.85%, 02/08/34 (a)	200,000	203,156
2.70%, 05/15/40 (a)	150,000	112,472
2.80%, 05/15/50 (a)	200,000	135,784
Albemarle Corp.
4.65%, 06/01/27 (a)	100,000	99,752
5.05%, 06/01/32 (a)	100,000	98,683
5.45%, 12/01/44 (a)	50,000	45,909
5.65%, 06/01/52 (a)	100,000	90,661
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	185,826
3.75%, 10/01/30 (a)	200,000	182,036
ArcelorMittal SA
4.55%, 03/11/26	75,000	74,627
6.55%, 11/29/27 (a)	200,000	210,868
4.25%, 07/16/29	100,000	97,862
6.80%, 11/29/32 (a)	150,000	164,626
6.00%, 06/17/34 (a)	100,000	103,535
7.00%, 10/15/39	100,000	111,344
6.75%, 03/01/41 (g)	100,000	106,676
6.35%, 06/17/54 (a)	75,000	75,500
Barrick Gold Corp.
6.45%, 10/15/35	150,000	167,019
5.25%, 04/01/42	75,000	73,881
Barrick North America Finance LLC
5.70%, 05/30/41	100,000	103,414
5.75%, 05/01/43	150,000	154,995
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	150,000	158,973
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	150,000	150,742
6.42%, 03/01/26	150,000	154,108
5.25%, 09/08/26	150,000	152,446
4.75%, 02/28/28 (a)	200,000	202,440
5.10%, 09/08/28 (a)	150,000	153,916
5.25%, 09/08/30 (a)	150,000	156,349
4.90%, 02/28/33 (a)	150,000	151,734
5.25%, 09/08/33 (a)	250,000	258,262
4.13%, 02/24/42	170,000	150,294
5.00%, 09/30/43	450,000	440,905
5.50%, 09/08/53 (a)	150,000	156,292
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	146,409
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (a)	100,000	93,626
6.17%, 07/15/27 (a)	350,000	361,284
6.35%, 11/15/28 (a)	200,000	210,604
6.33%, 07/15/29 (a)	200,000	211,338
6.55%, 11/15/30 (a)	100,000	107,337
6.38%, 07/15/32 (a)	100,000	105,840
6.70%, 11/15/33 (a)	200,000	216,386
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	193,170
5.50%, 11/02/47 (a)	200,000	185,926
CF Industries, Inc.
5.15%, 03/15/34	100,000	99,780
4.95%, 06/01/43	100,000	91,935
5.38%, 03/15/44	150,000	144,527
Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	101,797
7.38%, 11/01/29	174,000	196,764
2.10%, 11/15/30 (a)	150,000	131,541
6.30%, 03/15/33 (a)	100,000	109,027
5.15%, 02/15/34 (a)	150,000	151,581
4.25%, 10/01/34 (a)	50,000	47,400
9.40%, 05/15/39	100,000	137,812
5.25%, 11/15/41 (a)	175,000	170,844
4.38%, 11/15/42 (a)	250,000	215,715
4.63%, 10/01/44 (a)	100,000	88,556
5.55%, 11/30/48 (a)	150,000	148,533
4.80%, 05/15/49 (a)	150,000	133,233
3.60%, 11/15/50 (a)	150,000	109,757
6.90%, 05/15/53 (a)	150,000	174,609
5.60%, 02/15/54 (a)	100,000	100,586
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	300,000	298,965
4.73%, 11/15/28 (a)	400,000	406,048
5.32%, 11/15/38 (a)	152,000	163,578
5.42%, 11/15/48 (a)	400,000	434,700
Eastman Chemical Co.
4.50%, 12/01/28 (a)	150,000	149,746
5.75%, 03/08/33 (a)	100,000	104,397
5.63%, 02/20/34 (a)	100,000	103,116
4.80%, 09/01/42 (a)	100,000	91,331
4.65%, 10/15/44 (a)	100,000	88,614
Ecolab, Inc.
2.70%, 11/01/26 (a)	150,000	145,035
1.65%, 02/01/27 (a)	100,000	94,136
3.25%, 12/01/27 (a)	150,000	145,497
4.80%, 03/24/30 (a)	100,000	102,344
1.30%, 01/30/31 (a)	100,000	82,612
2.13%, 02/01/32 (a)	150,000	128,595
5.50%, 12/08/41	75,000	78,305
3.95%, 12/01/47 (a)	75,000	64,112
2.13%, 08/15/50 (a)	100,000	59,170
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 12/15/51 (a)	150,000	98,432
2.75%, 08/18/55 (a)	150,000	97,107
EIDP, Inc.
4.50%, 05/15/26 (a)	150,000	150,250
4.80%, 05/15/33 (a)	150,000	150,736
FMC Corp.
5.15%, 05/18/26 (a)	100,000	100,655
3.20%, 10/01/26 (a)	100,000	96,965
3.45%, 10/01/29 (a)	100,000	93,710
5.65%, 05/18/33 (a)	50,000	51,220
4.50%, 10/01/49 (a)	100,000	80,414
6.38%, 05/18/53 (a)	100,000	104,957
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	150,000	150,445
4.13%, 03/01/28 (a)	100,000	98,239
5.25%, 09/01/29 (a)	100,000	101,344
4.63%, 08/01/30 (a)	200,000	198,076
5.40%, 11/14/34 (a)	100,000	101,939
5.45%, 03/15/43 (a)	300,000	292,722
Georgia-Pacific LLC
7.75%, 11/15/29	75,000	86,508
8.88%, 05/15/31	100,000	124,469
Huntsman International LLC
4.50%, 05/01/29 (a)	100,000	97,451
2.95%, 06/15/31 (a)	100,000	85,423
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	99,700
4.38%, 06/01/47 (a)	100,000	82,129
5.00%, 09/26/48 (a)	150,000	135,062
International Paper Co.
5.00%, 09/15/35 (a)	75,000	75,320
7.30%, 11/15/39	100,000	119,950
6.00%, 11/15/41 (a)	100,000	107,032
4.80%, 06/15/44 (a)	100,000	91,648
5.15%, 05/15/46 (a)	100,000	95,589
4.40%, 08/15/47 (a)	100,000	85,722
4.35%, 08/15/48 (a)	100,000	85,408
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	99,633
6.25%, 07/15/33 (a)	100,000	107,274
Linde, Inc.
4.70%, 12/05/25 (a)	150,000	150,417
3.20%, 01/30/26 (a)	150,000	147,555
1.10%, 08/10/30 (a)	100,000	84,314
2.00%, 08/10/50 (a)	150,000	86,199
Lubrizol Corp.
6.50%, 10/01/34	75,000	86,657
LYB International Finance BV
5.25%, 07/15/43	150,000	142,124
4.88%, 03/15/44 (a)	150,000	136,427
LYB International Finance II BV
3.50%, 03/02/27 (a)	150,000	146,316
LYB International Finance III LLC
2.25%, 10/01/30 (a)	100,000	87,569
5.63%, 05/15/33 (a)	75,000	78,800
5.50%, 03/01/34 (a)	150,000	153,858
3.38%, 10/01/40 (a)	150,000	115,536
4.20%, 10/15/49 (a)	200,000	160,132
4.20%, 05/01/50 (a)	250,000	199,132
3.63%, 04/01/51 (a)	175,000	126,385
3.80%, 10/01/60 (a)	100,000	72,478
LyondellBasell Industries NV
4.63%, 02/26/55 (a)	100,000	85,032
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mosaic Co.
4.05%, 11/15/27 (a)	100,000	98,317
5.38%, 11/15/28 (a)	75,000	77,036
5.45%, 11/15/33 (a)	75,000	76,640
4.88%, 11/15/41 (a)	100,000	91,441
5.63%, 11/15/43 (a)	100,000	99,622
NewMarket Corp.
2.70%, 03/18/31 (a)	100,000	87,209
Newmont Corp.
2.80%, 10/01/29 (a)	100,000	92,949
2.25%, 10/01/30 (a)	200,000	177,544
2.60%, 07/15/32 (a)	200,000	174,704
5.88%, 04/01/35	100,000	107,819
6.25%, 10/01/39	150,000	166,638
4.88%, 03/15/42 (a)	230,000	221,849
5.45%, 06/09/44 (a)	100,000	101,000
Newmont Corp./Newcrest Finance Pty. Ltd.
5.30%, 03/15/26 (d)	150,000	151,434
3.25%, 05/13/30 (a)(d)	100,000	93,869
5.35%, 03/15/34 (a)(d)	200,000	206,984
5.75%, 11/15/41 (a)(d)	100,000	104,360
4.20%, 05/13/50 (a)(d)	75,000	64,622
Nucor Corp.
3.95%, 05/01/28 (a)	150,000	148,278
2.70%, 06/01/30 (a)	150,000	137,363
3.13%, 04/01/32 (a)	100,000	90,444
6.40%, 12/01/37	50,000	56,794
5.20%, 08/01/43 (a)	75,000	75,650
3.85%, 04/01/52 (a)	100,000	79,413
2.98%, 12/15/55 (a)	200,000	127,574
Nutrien Ltd.
5.95%, 11/07/25	150,000	151,888
4.00%, 12/15/26 (a)	100,000	98,880
5.20%, 06/21/27 (a)	100,000	102,053
4.90%, 03/27/28 (a)	150,000	152,130
4.20%, 04/01/29 (a)	100,000	98,918
2.95%, 05/13/30 (a)	150,000	138,116
5.40%, 06/21/34 (a)	100,000	101,988
5.88%, 12/01/36	50,000	53,026
5.63%, 12/01/40	100,000	101,322
6.13%, 01/15/41 (a)	45,000	47,853
4.90%, 06/01/43 (a)	100,000	92,678
5.25%, 01/15/45 (a)	50,000	47,984
5.00%, 04/01/49 (a)	100,000	92,369
3.95%, 05/13/50 (a)	150,000	118,635
5.80%, 03/27/53 (a)	150,000	154,995
Packaging Corp. of America
3.40%, 12/15/27 (a)	75,000	72,610
3.00%, 12/15/29 (a)	150,000	139,625
4.05%, 12/15/49 (a)	100,000	81,238
3.05%, 10/01/51 (a)	150,000	103,107
PPG Industries, Inc.
1.20%, 03/15/26 (a)	100,000	94,943
3.75%, 03/15/28 (a)	100,000	97,926
2.80%, 08/15/29 (a)	100,000	92,494
2.55%, 06/15/30 (a)	100,000	90,411
Rayonier LP
2.75%, 05/17/31 (a)	75,000	65,083
Reliance, Inc.
2.15%, 08/15/30 (a)	200,000	174,114
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	100,000	113,860
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	100,000	109,665
5.20%, 11/02/40	250,000	252,620
2.75%, 11/02/51 (a)	250,000	163,787
Rio Tinto Finance USA PLC
5.00%, 03/09/33 (a)	150,000	154,918
4.75%, 03/22/42 (a)	100,000	95,852
4.13%, 08/21/42 (a)	200,000	176,472
5.13%, 03/09/53 (a)	200,000	198,804
Rohm & Haas Co.
7.85%, 07/15/29	100,000	112,971
RPM International, Inc.
3.75%, 03/15/27 (a)	50,000	48,889
4.55%, 03/01/29 (a)	100,000	99,470
2.95%, 01/15/32 (a)	75,000	65,459
5.25%, 06/01/45 (a)	75,000	71,441
4.25%, 01/15/48 (a)	100,000	86,726
Sherwin-Williams Co.
3.95%, 01/15/26 (a)	50,000	49,497
3.45%, 06/01/27 (a)	250,000	243,860
4.55%, 03/01/28 (a)	75,000	75,359
2.95%, 08/15/29 (a)	100,000	93,160
2.30%, 05/15/30 (a)	100,000	89,200
4.80%, 09/01/31 (a)	75,000	75,533
2.20%, 03/15/32 (a)	150,000	127,463
4.00%, 12/15/42 (a)	100,000	83,857
4.55%, 08/01/45 (a)	75,000	66,228
4.50%, 06/01/47 (a)	200,000	177,462
3.80%, 08/15/49 (a)	100,000	79,016
3.30%, 05/15/50 (a)	100,000	71,591
2.90%, 03/15/52 (a)	100,000	65,938
Smurfit Kappa Treasury ULC
5.44%, 04/03/34 (a)(d)	200,000	205,774
5.78%, 04/03/54 (a)(d)	200,000	210,630
Southern Copper Corp.
7.50%, 07/27/35	150,000	177,255
6.75%, 04/16/40	200,000	225,756
5.25%, 11/08/42	250,000	241,062
5.88%, 04/23/45	250,000	256,335
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)	100,000	99,943
1.65%, 10/15/27 (a)	75,000	68,711
3.45%, 04/15/30 (a)	100,000	93,551
5.38%, 08/15/34 (a)	125,000	126,905
3.25%, 10/15/50 (a)	75,000	51,266
Suzano Austria GmbH
2.50%, 09/15/28 (a)	100,000	89,697
6.00%, 01/15/29 (a)	200,000	203,984
5.00%, 01/15/30 (a)	200,000	196,166
3.75%, 01/15/31 (a)	250,000	227,245
3.13%, 01/15/32 (a)	200,000	170,336
Suzano International Finance BV
5.50%, 01/17/27	200,000	201,890
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	300,000	280,620
6.13%, 06/12/33 (a)	400,000	417,052
8.25%, 01/17/34	125,000	149,904
6.88%, 11/21/36	150,000	164,838
6.88%, 11/10/39	200,000	218,412
6.40%, 06/28/54 (a)	175,000	178,293
Vale SA
5.63%, 09/11/42	100,000	100,362
Westlake Corp.
3.60%, 08/15/26 (a)	100,000	98,071
3.38%, 06/15/30 (a)	100,000	93,663
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 08/15/46 (a)	100,000	91,741
4.38%, 11/15/47 (a)	100,000	84,587
3.13%, 08/15/51 (a)	125,000	82,016
3.38%, 08/15/61 (a)	100,000	63,970
WestRock MWV LLC
7.95%, 02/15/31	150,000	174,375
Weyerhaeuser Co.
6.95%, 10/01/27	100,000	106,461
4.00%, 11/15/29 (a)	150,000	145,666
4.00%, 04/15/30 (a)	150,000	144,972
7.38%, 03/15/32	100,000	114,893
3.38%, 03/09/33 (a)	100,000	89,651
4.00%, 03/09/52 (a)	75,000	58,908
WRKCo, Inc.
4.65%, 03/15/26 (a)	250,000	249,160
4.00%, 03/15/28 (a)	150,000	147,165
3.90%, 06/01/28 (a)	100,000	97,427
4.90%, 03/15/29 (a)	100,000	101,266
3.00%, 06/15/33 (a)	150,000	131,037
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(d)	50,000	42,796
		33,067,189
Capital Goods 1.3%
3M Co.
2.88%, 10/15/27 (a)	100,000	95,723
3.63%, 09/14/28 (a)	150,000	145,915
3.38%, 03/01/29 (a)	200,000	191,852
2.38%, 08/26/29 (a)	150,000	136,035
3.05%, 04/15/30 (a)	200,000	187,352
5.70%, 03/15/37	100,000	108,676
3.88%, 06/15/44	100,000	82,736
3.13%, 09/19/46 (a)	100,000	71,922
3.63%, 10/15/47 (a)	150,000	117,078
4.00%, 09/14/48 (a)	150,000	127,776
3.25%, 08/26/49 (a)	200,000	145,254
3.70%, 04/15/50 (a)	100,000	78,015
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	100,000	99,532
4.38%, 05/08/42	100,000	93,011
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	100,000	85,870
AGCO Corp.
5.45%, 03/21/27 (a)	75,000	76,216
5.80%, 03/21/34 (a)	125,000	128,645
Allegion PLC
3.50%, 10/01/29 (a)	100,000	95,027
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	75,000	72,862
5.41%, 07/01/32 (a)	100,000	103,191
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	150,000	147,016
4.50%, 05/15/28 (a)	100,000	99,381
5.63%, 05/26/33 (a)	75,000	78,191
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	100,000	89,015
2.69%, 05/25/31 (a)	150,000	131,183
Amphenol Corp.
5.05%, 04/05/27 (a)	75,000	76,442
5.05%, 04/05/29 (a)	75,000	77,128
4.35%, 06/01/29 (a)	100,000	100,185
2.80%, 02/15/30 (a)	150,000	137,966
2.20%, 09/15/31 (a)	200,000	170,704
5.25%, 04/05/34 (a)	100,000	102,930
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AptarGroup, Inc.
3.60%, 03/15/32 (a)	100,000	90,937
Avery Dennison Corp.
2.65%, 04/30/30 (a)	100,000	90,463
2.25%, 02/15/32 (a)	100,000	84,030
5.75%, 03/15/33 (a)	100,000	106,203
Berry Global, Inc.
1.57%, 01/15/26 (a)	350,000	334,785
5.50%, 04/15/28 (a)	100,000	101,703
5.80%, 06/15/31 (a)(d)	100,000	103,250
5.65%, 01/15/34 (a)(d)	150,000	153,250
Boeing Co.
2.60%, 10/30/25 (a)	50,000	48,621
2.75%, 02/01/26 (a)	250,000	241,800
2.20%, 02/04/26 (a)	950,000	910,983
3.10%, 05/01/26 (a)	75,000	72,615
2.25%, 06/15/26 (a)	50,000	47,565
2.70%, 02/01/27 (a)	200,000	189,674
2.80%, 03/01/27 (a)	100,000	94,675
5.04%, 05/01/27 (a)	300,000	300,495
6.26%, 05/01/27 (a)(d)	200,000	205,922
3.25%, 02/01/28 (a)	250,000	235,615
3.25%, 03/01/28 (a)	75,000	70,697
3.45%, 11/01/28 (a)	50,000	46,783
3.20%, 03/01/29 (a)	150,000	138,371
6.30%, 05/01/29 (a)(d)	250,000	261,215
2.95%, 02/01/30 (a)	150,000	133,358
5.15%, 05/01/30 (a)	800,000	798,288
3.63%, 02/01/31 (a)	250,000	226,692
6.39%, 05/01/31 (a)(d)	250,000	263,517
6.13%, 02/15/33	75,000	78,096
3.60%, 05/01/34 (a)	100,000	85,123
6.53%, 05/01/34 (a)(d)	400,000	424,392
3.25%, 02/01/35 (a)	150,000	121,464
6.63%, 02/15/38	100,000	106,654
3.55%, 03/01/38 (a)	100,000	76,788
3.50%, 03/01/39 (a)	50,000	37,828
6.88%, 03/15/39	80,000	86,611
5.88%, 02/15/40	100,000	99,349
5.71%, 05/01/40 (a)	550,000	534,968
3.38%, 06/15/46 (a)	75,000	50,456
3.65%, 03/01/47 (a)	50,000	34,394
3.63%, 03/01/48 (a)	50,000	34,127
3.85%, 11/01/48 (a)	100,000	70,934
3.90%, 05/01/49 (a)	100,000	71,477
3.75%, 02/01/50 (a)	250,000	173,127
5.81%, 05/01/50 (a)	1,000,000	944,570
6.86%, 05/01/54 (a)(d)	475,000	511,803
3.83%, 03/01/59 (a)	50,000	33,755
3.95%, 08/01/59 (a)	150,000	101,028
5.93%, 05/01/60 (a)	600,000	568,182
7.01%, 05/01/64 (a)(d)	250,000	269,262
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	146,461
2.75%, 03/01/30 (a)	150,000	136,518
2.20%, 03/01/32 (a)	100,000	83,765
Carrier Global Corp.
2.49%, 02/15/27 (a)	56,000	53,687
2.72%, 02/15/30 (a)	400,000	366,248
2.70%, 02/15/31 (a)(d)	150,000	133,794
5.90%, 03/15/34 (a)	200,000	216,004
3.38%, 04/05/40 (a)	300,000	242,892
3.58%, 04/05/50 (a)(d)	325,000	249,892
6.20%, 03/15/54 (a)	87,000	98,724
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Caterpillar Financial Services Corp.
0.80%, 11/13/25	200,000	191,548
5.05%, 02/27/26	150,000	151,638
0.90%, 03/02/26	100,000	95,082
4.35%, 05/15/26	200,000	200,102
2.40%, 08/09/26	162,000	156,306
1.15%, 09/14/26	100,000	94,032
1.70%, 01/08/27	100,000	94,475
3.60%, 08/12/27	150,000	148,062
1.10%, 09/14/27	250,000	228,342
4.85%, 02/27/29	100,000	102,428
4.38%, 08/16/29	200,000	200,998
Caterpillar, Inc.
2.60%, 09/19/29 (a)	100,000	92,785
2.60%, 04/09/30 (a)	200,000	183,838
1.90%, 03/12/31 (a)	200,000	174,082
5.30%, 09/15/35	100,000	107,794
6.05%, 08/15/36	100,000	113,033
5.20%, 05/27/41	150,000	153,337
3.80%, 08/15/42	350,000	299,134
4.30%, 05/15/44 (a)	100,000	91,132
3.25%, 09/19/49 (a)	100,000	74,544
3.25%, 04/09/50 (a)	250,000	186,870
4.75%, 05/15/64 (a)	100,000	93,310
CNH Industrial Capital LLC
1.88%, 01/15/26 (a)	250,000	240,785
1.45%, 07/15/26 (a)	100,000	94,398
4.55%, 04/10/28 (a)	100,000	99,904
5.50%, 01/12/29 (a)	100,000	103,460
5.10%, 04/20/29 (a)	100,000	102,002
CNH Industrial NV
3.85%, 11/15/27 (a)	100,000	98,075
CRH America Finance, Inc.
5.40%, 05/21/34 (a)	200,000	206,358
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	205,720
Deere & Co.
5.38%, 10/16/29	112,000	117,981
3.10%, 04/15/30 (a)	150,000	141,048
3.90%, 06/09/42 (a)	200,000	174,894
2.88%, 09/07/49 (a)	100,000	70,493
3.75%, 04/15/50 (a)	150,000	124,802
Dover Corp.
3.15%, 11/15/25 (a)	150,000	147,411
5.38%, 03/01/41 (a)	100,000	101,563
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	150,000	130,640
Eaton Corp.
3.10%, 09/15/27 (a)	150,000	145,474
4.35%, 05/18/28 (a)	100,000	100,815
4.00%, 11/02/32	96,000	92,689
4.15%, 03/15/33 (a)	200,000	194,616
4.15%, 11/02/42	150,000	133,368
3.92%, 09/15/47 (a)	100,000	83,922
4.70%, 08/23/52 (a)	100,000	94,184
Emerson Electric Co.
0.88%, 10/15/26 (a)	150,000	139,862
1.80%, 10/15/27 (a)	150,000	139,553
2.00%, 12/21/28 (a)	200,000	182,710
2.20%, 12/21/31 (a)	200,000	172,890
5.25%, 11/15/39	50,000	52,276
2.75%, 10/15/50 (a)	100,000	67,358
2.80%, 12/21/51 (a)	200,000	132,884
Flowserve Corp.
3.50%, 10/01/30 (a)	150,000	138,816
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fortive Corp.
3.15%, 06/15/26 (a)	150,000	146,047
4.30%, 06/15/46 (a)	80,000	68,912
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	100,000	93,497
4.00%, 03/25/32 (a)	100,000	93,977
5.88%, 06/01/33 (a)	100,000	105,950
4.50%, 03/25/52 (a)	100,000	82,370
GE Capital Funding LLC
4.55%, 05/15/32 (a)	250,000	247,465
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	100,000	98,503
4.42%, 11/15/35	200,000	192,418
General Dynamics Corp.
1.15%, 06/01/26 (a)	100,000	94,906
2.13%, 08/15/26 (a)	100,000	96,064
3.50%, 04/01/27 (a)	100,000	98,308
3.75%, 05/15/28 (a)	300,000	295,842
3.63%, 04/01/30 (a)	150,000	145,416
2.25%, 06/01/31 (a)	100,000	87,718
4.25%, 04/01/40 (a)	100,000	91,515
2.85%, 06/01/41 (a)	100,000	75,292
3.60%, 11/15/42 (a)	150,000	123,344
4.25%, 04/01/50 (a)	150,000	132,540
General Electric Co.
6.75%, 03/15/32	200,000	226,386
5.88%, 01/14/38	100,000	107,598
6.88%, 01/10/39	100,000	118,320
4.50%, 03/11/44	100,000	91,633
4.35%, 05/01/50 (a)	150,000	133,301
HEICO Corp.
5.25%, 08/01/28 (a)	100,000	102,583
5.35%, 08/01/33 (a)	100,000	102,812
Hexcel Corp.
4.20%, 02/15/27 (a)	200,000	195,858
Honeywell International, Inc.
2.50%, 11/01/26 (a)	300,000	289,788
1.10%, 03/01/27 (a)	200,000	185,764
4.65%, 07/30/27 (a)	200,000	202,702
4.25%, 01/15/29 (a)	200,000	201,450
2.70%, 08/15/29 (a)	150,000	140,264
4.88%, 09/01/29 (a)	100,000	102,700
4.70%, 02/01/30 (a)	200,000	203,388
1.95%, 06/01/30 (a)	200,000	176,518
1.75%, 09/01/31 (a)	150,000	126,692
4.95%, 09/01/31 (a)	100,000	103,384
4.75%, 02/01/32 (a)	200,000	203,310
5.00%, 02/15/33 (a)	225,000	231,941
4.50%, 01/15/34 (a)	200,000	198,782
5.00%, 03/01/35 (a)	300,000	307,815
5.70%, 03/15/37	100,000	108,588
3.81%, 11/21/47 (a)	150,000	123,438
2.80%, 06/01/50 (a)	150,000	103,931
5.25%, 03/01/54 (a)	300,000	305,034
5.35%, 03/01/64 (a)	150,000	153,925
Howmet Aerospace, Inc.
5.90%, 02/01/27	100,000	103,171
6.75%, 01/15/28	100,000	106,528
3.00%, 01/15/29 (a)	100,000	94,016
5.95%, 02/01/37	100,000	108,316
Hubbell, Inc.
3.35%, 03/01/26 (a)	100,000	98,050
3.50%, 02/15/28 (a)	100,000	96,756
2.30%, 03/15/31 (a)	100,000	86,582
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	100,000	96,599
2.04%, 08/16/28 (a)	100,000	90,826
4.20%, 05/01/30 (a)	100,000	96,978
IDEX Corp.
4.95%, 09/01/29 (a)	75,000	75,980
3.00%, 05/01/30 (a)	200,000	183,706
2.63%, 06/15/31 (a)	75,000	65,521
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	200,000	193,998
3.90%, 09/01/42 (a)	300,000	260,085
Ingersoll Rand, Inc.
5.20%, 06/15/27 (a)	150,000	152,740
5.40%, 08/14/28 (a)	75,000	77,347
5.18%, 06/15/29 (a)	150,000	154,080
5.31%, 06/15/31 (a)	75,000	77,752
5.70%, 08/14/33 (a)	200,000	211,090
5.45%, 06/15/34 (a)	150,000	156,073
5.70%, 06/15/54 (a)	100,000	104,403
John Deere Capital Corp.
4.05%, 09/08/25	200,000	199,132
4.80%, 01/09/26	200,000	201,212
0.70%, 01/15/26	100,000	95,172
5.05%, 03/03/26	100,000	101,133
4.75%, 06/08/26	150,000	151,200
2.65%, 06/10/26	200,000	194,584
1.05%, 06/17/26	100,000	94,566
5.15%, 09/08/26	100,000	101,786
1.30%, 10/13/26	100,000	94,123
4.50%, 01/08/27	100,000	100,916
1.70%, 01/11/27	200,000	188,812
4.85%, 03/05/27	100,000	101,538
1.75%, 03/09/27	200,000	188,354
4.90%, 06/11/27	150,000	152,790
4.15%, 09/15/27	200,000	200,160
3.05%, 01/06/28	50,000	48,250
4.75%, 01/20/28	200,000	203,336
4.90%, 03/03/28	100,000	102,312
1.50%, 03/06/28	150,000	136,725
4.95%, 07/14/28	250,000	256,480
4.50%, 01/16/29	150,000	151,617
3.45%, 03/07/29	100,000	96,691
3.35%, 04/18/29	100,000	96,517
4.85%, 06/11/29	150,000	153,625
2.80%, 07/18/29	150,000	140,336
4.85%, 10/11/29	100,000	102,778
2.45%, 01/09/30	100,000	91,510
4.70%, 06/10/30	200,000	204,436
1.45%, 01/15/31	100,000	84,209
4.90%, 03/07/31	150,000	153,982
2.00%, 06/17/31	100,000	86,011
3.90%, 06/07/32	100,000	95,825
4.35%, 09/15/32	150,000	149,091
5.15%, 09/08/33	175,000	182,576
5.10%, 04/11/34	200,000	206,940
5.05%, 06/12/34	150,000	154,510
Johnson Controls International PLC
6.00%, 01/15/36	50,000	53,982
4.63%, 07/02/44 (a)	95,000	84,870
4.50%, 02/15/47 (a)	100,000	87,730
4.95%, 07/02/64 (a)(e)	100,000	90,212
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	75,000	78,081
1.75%, 09/15/30 (a)	150,000	128,744
2.00%, 09/16/31 (a)	100,000	83,789
4.90%, 12/01/32 (a)	100,000	100,997
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	99,986
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	75,000	74,000
5.40%, 01/15/27	225,000	229,795
4.40%, 06/15/28 (a)	300,000	298,984
5.05%, 06/01/29 (a)	150,000	153,283
2.90%, 12/15/29 (a)	50,000	46,226
1.80%, 01/15/31 (a)	200,000	167,890
5.25%, 06/01/31 (a)	150,000	154,383
5.40%, 07/31/33 (a)	275,000	283,885
5.35%, 06/01/34 (a)	150,000	154,110
6.15%, 12/15/40	95,000	102,612
5.05%, 04/27/45 (a)	100,000	96,203
5.60%, 07/31/53 (a)	100,000	103,294
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	100,000	95,272
4.40%, 03/15/29 (a)	100,000	95,025
3.50%, 11/15/51 (a)	100,000	66,887
Lennox International, Inc.
1.70%, 08/01/27 (a)	75,000	69,445
5.50%, 09/15/28 (a)	100,000	103,298
Lockheed Martin Corp.
4.95%, 10/15/25 (a)	100,000	100,499
3.55%, 01/15/26 (a)	175,000	172,968
5.10%, 11/15/27 (a)	150,000	154,285
4.45%, 05/15/28 (a)	100,000	101,003
4.50%, 02/15/29 (a)	100,000	101,006
1.85%, 06/15/30 (a)	100,000	87,519
3.90%, 06/15/32 (a)	150,000	145,239
5.25%, 01/15/33 (a)	150,000	157,575
4.75%, 02/15/34 (a)	150,000	152,161
4.80%, 08/15/34 (a)	100,000	101,544
3.60%, 03/01/35 (a)	100,000	91,600
4.50%, 05/15/36 (a)	50,000	49,260
6.15%, 09/01/36	100,000	112,881
5.72%, 06/01/40	100,000	107,637
4.07%, 12/15/42	200,000	177,346
3.80%, 03/01/45 (a)	150,000	125,867
4.70%, 05/15/46 (a)	250,000	237,860
2.80%, 06/15/50 (a)	150,000	101,115
4.09%, 09/15/52 (a)	288,000	245,292
4.15%, 06/15/53 (a)	150,000	128,699
5.70%, 11/15/54 (a)	150,000	163,327
5.20%, 02/15/55 (a)	150,000	152,572
4.30%, 06/15/62 (a)	125,000	107,605
5.90%, 11/15/63 (a)	150,000	168,055
5.20%, 02/15/64 (a)	100,000	100,904
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	50,000	48,793
3.50%, 12/15/27 (a)	50,000	48,708
2.50%, 03/15/30 (a)	100,000	90,376
2.40%, 07/15/31 (a)	200,000	172,408
4.25%, 12/15/47 (a)	100,000	84,933
3.20%, 07/15/51 (a)	150,000	105,051
Masco Corp.
1.50%, 02/15/28 (a)	100,000	90,038
2.00%, 10/01/30 (a)	100,000	85,700
2.00%, 02/15/31 (a)	125,000	105,939
4.50%, 05/15/47 (a)	100,000	86,952
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	160,000	152,110
Nordson Corp.
5.80%, 09/15/33 (a)	100,000	106,684
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	100,000	97,409
3.25%, 01/15/28 (a)	300,000	289,680
4.60%, 02/01/29 (a)	150,000	151,249
4.40%, 05/01/30 (a)	150,000	149,700
4.70%, 03/15/33 (a)	150,000	150,408
4.90%, 06/01/34 (a)	150,000	151,552
5.15%, 05/01/40 (a)	100,000	99,929
5.05%, 11/15/40	100,000	98,586
4.75%, 06/01/43	150,000	140,784
3.85%, 04/15/45 (a)	75,000	61,719
4.03%, 10/15/47 (a)	400,000	334,024
5.25%, 05/01/50 (a)	200,000	199,736
4.95%, 03/15/53 (a)	150,000	142,924
5.20%, 06/01/54 (a)	200,000	198,036
nVent Finance SARL
4.55%, 04/15/28 (a)	150,000	148,639
5.65%, 05/15/33 (a)	100,000	102,810
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	91,897
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	100,000	94,769
5.25%, 08/16/28 (a)	100,000	102,962
2.57%, 02/15/30 (a)	250,000	225,915
3.11%, 02/15/40 (a)	175,000	135,793
3.36%, 02/15/50 (a)	125,000	92,006
Owens Corning
3.40%, 08/15/26 (a)	75,000	73,389
5.50%, 06/15/27 (a)	100,000	102,601
3.95%, 08/15/29 (a)	100,000	96,892
3.50%, 02/15/30 (a)	75,000	70,604
3.88%, 06/01/30 (a)	100,000	95,891
5.70%, 06/15/34 (a)	150,000	156,837
7.00%, 12/01/36	25,000	28,959
4.30%, 07/15/47 (a)	100,000	83,212
4.40%, 01/30/48 (a)	100,000	84,333
5.95%, 06/15/54 (a)	125,000	129,678
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	100,000	97,255
4.25%, 09/15/27 (a)	200,000	199,054
3.25%, 06/14/29 (a)	150,000	142,349
4.50%, 09/15/29 (a)	200,000	200,582
4.20%, 11/21/34 (a)	150,000	143,370
6.25%, 05/15/38	50,000	55,883
4.45%, 11/21/44 (a)	100,000	89,411
4.10%, 03/01/47 (a)	100,000	84,451
4.00%, 06/14/49 (a)	100,000	82,958
Pentair Finance SARL
4.50%, 07/01/29 (a)	75,000	74,139
5.90%, 07/15/32 (a)	50,000	52,968
Precision Castparts Corp.
3.90%, 01/15/43 (a)	100,000	85,475
4.38%, 06/15/45 (a)	100,000	91,612
Regal Rexnord Corp.
6.05%, 02/15/26	200,000	202,650
6.05%, 04/15/28 (a)	200,000	206,264
6.30%, 02/15/30 (a)	200,000	210,988
6.40%, 04/15/33 (a)	200,000	212,478
Republic Services, Inc.
0.88%, 11/15/25 (a)	100,000	95,618
2.90%, 07/01/26 (a)	200,000	194,658
3.38%, 11/15/27 (a)	150,000	145,849
3.95%, 05/15/28 (a)	100,000	98,800
4.88%, 04/01/29 (a)	100,000	102,016
2.30%, 03/01/30 (a)	200,000	179,430
1.45%, 02/15/31 (a)	250,000	206,845
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.75%, 02/15/32 (a)	100,000	82,458
5.00%, 12/15/33 (a)	100,000	101,913
5.00%, 04/01/34 (a)	150,000	152,766
6.20%, 03/01/40	100,000	110,696
5.70%, 05/15/41 (a)	75,000	78,491
3.05%, 03/01/50 (a)	100,000	70,538
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	97,055
1.75%, 08/15/31 (a)	100,000	83,954
4.20%, 03/01/49 (a)	100,000	86,975
2.80%, 08/15/61 (a)	100,000	61,211
RTX Corp.
5.00%, 02/27/26 (a)	100,000	100,614
2.65%, 11/01/26 (a)	150,000	144,562
5.75%, 11/08/26 (a)	225,000	230,803
3.50%, 03/15/27 (a)	200,000	195,728
3.13%, 05/04/27 (a)	200,000	193,576
7.20%, 08/15/27	75,000	81,166
4.13%, 11/16/28 (a)	550,000	543,202
5.75%, 01/15/29 (a)	200,000	210,112
7.50%, 09/15/29	100,000	113,183
2.25%, 07/01/30 (a)	150,000	132,993
6.00%, 03/15/31 (a)	175,000	188,569
1.90%, 09/01/31 (a)	200,000	167,326
2.38%, 03/15/32 (a)	200,000	170,810
5.15%, 02/27/33 (a)	200,000	205,202
6.10%, 03/15/34 (a)	275,000	299,896
5.40%, 05/01/35	75,000	78,148
6.05%, 06/01/36	100,000	109,387
6.13%, 07/15/38	100,000	109,499
4.45%, 11/16/38 (a)	100,000	93,151
5.70%, 04/15/40	100,000	105,506
4.88%, 10/15/40 (d)	150,000	143,691
4.70%, 12/15/41	100,000	92,789
4.50%, 06/01/42	600,000	543,720
4.80%, 12/15/43 (a)	50,000	46,438
4.15%, 05/15/45 (a)	100,000	85,130
3.75%, 11/01/46 (a)	225,000	178,704
4.35%, 04/15/47 (a)	150,000	130,121
4.05%, 05/04/47 (a)	100,000	82,852
4.63%, 11/16/48 (a)	300,000	271,089
3.13%, 07/01/50 (a)	200,000	139,264
2.82%, 09/01/51 (a)	200,000	129,708
3.03%, 03/15/52 (a)	200,000	135,058
5.38%, 02/27/53 (a)	200,000	200,526
6.40%, 03/15/54 (a)	300,000	344,826
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	85,473
3.10%, 05/01/50 (a)	100,000	70,775
Sonoco Products Co.
3.13%, 05/01/30 (a)	100,000	92,589
2.85%, 02/01/32 (a)	100,000	86,691
5.75%, 11/01/40 (a)	150,000	155,206
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	150,000	147,249
6.00%, 03/06/28 (a)	100,000	104,906
4.25%, 11/15/28 (a)	150,000	149,010
2.30%, 03/15/30 (a)	200,000	176,530
5.20%, 09/01/40	100,000	98,490
4.85%, 11/15/48 (a)	75,000	67,554
2.75%, 11/15/50 (a)	100,000	60,793
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	400,000	370,384
Textron, Inc.
4.00%, 03/15/26 (a)	100,000	98,987
3.38%, 03/01/28 (a)	100,000	96,150
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 06/01/30 (a)	100,000	91,488
2.45%, 03/15/31 (a)	250,000	217,005
Timken Co.
4.50%, 12/15/28 (a)	100,000	99,369
4.13%, 04/01/32 (a)	100,000	94,685
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (a)	50,000	49,171
3.80%, 03/21/29 (a)	100,000	97,580
5.25%, 03/03/33 (a)	200,000	207,582
5.10%, 06/13/34 (a)	100,000	102,819
4.50%, 03/21/49 (a)	75,000	67,250
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (a)	100,000	97,827
5.75%, 06/15/43	100,000	106,233
4.30%, 02/21/48 (a)	75,000	65,146
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	93,719
5.25%, 10/01/54 (a)	75,000	69,948
Veralto Corp.
5.50%, 09/18/26 (a)(d)	100,000	101,386
5.35%, 09/18/28 (a)(d)	100,000	103,152
5.45%, 09/18/33 (a)(d)	175,000	180,885
Vontier Corp.
1.80%, 04/01/26 (a)	200,000	190,386
2.95%, 04/01/31 (a)	100,000	86,525
Vulcan Materials Co.
3.90%, 04/01/27 (a)	150,000	148,150
3.50%, 06/01/30 (a)	50,000	47,376
4.50%, 06/15/47 (a)	150,000	130,961
4.70%, 03/01/48 (a)	100,000	90,965
Waste Connections, Inc.
4.25%, 12/01/28 (a)	100,000	99,563
3.50%, 05/01/29 (a)	100,000	96,660
2.60%, 02/01/30 (a)	150,000	137,315
3.20%, 06/01/32 (a)	100,000	90,248
4.20%, 01/15/33 (a)	125,000	120,568
5.00%, 03/01/34 (a)	150,000	152,545
3.05%, 04/01/50 (a)	100,000	70,370
2.95%, 01/15/52 (a)	200,000	135,706
Waste Management, Inc.
0.75%, 11/15/25 (a)	100,000	95,612
3.15%, 11/15/27 (a)	200,000	193,716
1.15%, 03/15/28 (a)	100,000	89,994
4.88%, 02/15/29 (a)	150,000	153,840
4.63%, 02/15/30 (a)	150,000	152,385
1.50%, 03/15/31 (a)	150,000	125,112
4.95%, 07/03/31 (a)	125,000	128,573
4.15%, 04/15/32 (a)	200,000	195,604
4.63%, 02/15/33 (a)	100,000	100,357
4.88%, 02/15/34 (a)	250,000	253,970
2.95%, 06/01/41 (a)	75,000	56,809
4.10%, 03/01/45 (a)	112,000	97,061
4.15%, 07/15/49 (a)	100,000	87,159
2.50%, 11/15/50 (a)	150,000	95,685
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	100,000	97,585
4.70%, 09/15/28 (a)(g)	250,000	250,965
5.61%, 03/11/34 (a)	75,000	78,236
WW Grainger, Inc.
4.60%, 06/15/45 (a)	100,000	93,991
4.20%, 05/15/47 (a)	200,000	176,516
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	97,345
1.95%, 01/30/28 (a)	100,000	92,239
2.25%, 01/30/31 (a)	150,000	130,757
		67,115,160
Communications 2.0%
America Movil SAB de CV
3.63%, 04/22/29 (a)	200,000	192,060
2.88%, 05/07/30 (a)	200,000	182,362
4.70%, 07/21/32 (a)	200,000	198,522
6.38%, 03/01/35	200,000	222,350
6.13%, 03/30/40	430,000	462,478
4.38%, 07/16/42	200,000	177,432
4.38%, 04/22/49 (a)	200,000	175,752
American Tower Corp.
1.30%, 09/15/25 (a)	75,000	72,181
4.40%, 02/15/26 (a)	100,000	99,525
1.60%, 04/15/26 (a)	150,000	142,578
1.45%, 09/15/26 (a)	50,000	46,927
3.38%, 10/15/26 (a)	150,000	146,259
2.75%, 01/15/27 (a)	150,000	143,682
3.13%, 01/15/27 (a)	130,000	125,688
3.65%, 03/15/27 (a)	150,000	146,658
3.55%, 07/15/27 (a)	100,000	97,150
3.60%, 01/15/28 (a)	100,000	96,784
1.50%, 01/31/28 (a)	100,000	90,183
5.50%, 03/15/28 (a)	100,000	102,843
5.25%, 07/15/28 (a)	100,000	102,221
5.80%, 11/15/28 (a)	150,000	156,933
5.20%, 02/15/29 (a)	75,000	76,700
3.95%, 03/15/29 (a)	100,000	96,984
3.80%, 08/15/29 (a)	250,000	240,012
2.90%, 01/15/30 (a)	150,000	137,366
2.10%, 06/15/30 (a)	100,000	87,083
1.88%, 10/15/30 (a)	150,000	127,430
2.70%, 04/15/31 (a)	100,000	88,131
2.30%, 09/15/31 (a)	200,000	170,008
4.05%, 03/15/32 (a)	150,000	142,239
5.65%, 03/15/33 (a)	150,000	156,498
5.55%, 07/15/33 (a)	200,000	207,296
5.90%, 11/15/33 (a)	150,000	159,351
5.45%, 02/15/34 (a)	175,000	180,829
3.70%, 10/15/49 (a)	100,000	75,994
3.10%, 06/15/50 (a)	200,000	136,524
2.95%, 01/15/51 (a)	150,000	99,392
AT&T, Inc.
3.88%, 01/15/26 (a)	50,000	49,491
5.54%, 02/20/26 (a)	350,000	350,077
1.70%, 03/25/26 (a)	550,000	526,119
2.95%, 07/15/26 (a)	100,000	97,304
3.80%, 02/15/27 (a)	150,000	147,867
4.25%, 03/01/27 (a)	200,000	199,292
2.30%, 06/01/27 (a)	500,000	473,070
1.65%, 02/01/28 (a)	400,000	364,788
4.10%, 02/15/28 (a)	327,000	323,331
4.35%, 03/01/29 (a)	500,000	498,635
4.30%, 02/15/30 (a)	547,000	541,284
2.75%, 06/01/31 (a)	550,000	487,817
2.25%, 02/01/32 (a)	450,000	379,849
2.55%, 12/01/33 (a)	707,000	585,156
5.40%, 02/15/34 (a)	500,000	516,935
4.50%, 05/15/35 (a)	400,000	382,016
5.25%, 03/01/37 (a)	175,000	176,461
4.90%, 08/15/37 (a)	150,000	146,139
6.30%, 01/15/38	100,000	111,598
4.85%, 03/01/39 (a)	200,000	192,532
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 08/15/40 (a)	50,000	52,654
5.35%, 09/01/40	150,000	149,175
6.38%, 03/01/41	100,000	109,417
3.50%, 06/01/41 (a)	450,000	359,869
5.55%, 08/15/41	150,000	152,031
5.15%, 03/15/42	50,000	48,600
4.30%, 12/15/42 (a)	200,000	173,978
3.10%, 02/01/43 (a)	100,000	74,723
4.65%, 06/01/44 (a)	100,000	88,898
4.35%, 06/15/45 (a)	200,000	172,934
4.75%, 05/15/46 (a)	300,000	271,809
5.15%, 11/15/46 (a)	150,000	144,017
5.65%, 02/15/47 (a)	150,000	155,439
5.45%, 03/01/47 (a)	75,000	75,337
4.50%, 03/09/48 (a)	350,000	302,704
4.55%, 03/09/49 (a)	200,000	173,340
5.15%, 02/15/50 (a)	150,000	143,910
3.65%, 06/01/51 (a)	550,000	407,880
3.30%, 02/01/52 (a)	150,000	104,649
3.50%, 09/15/53 (a)	1,385,000	986,217
3.55%, 09/15/55 (a)	1,373,000	970,807
5.70%, 03/01/57 (a)	75,000	75,102
3.80%, 12/01/57 (a)	1,086,000	796,755
3.65%, 09/15/59 (a)	1,174,000	828,163
3.85%, 06/01/60 (a)	275,000	201,941
3.50%, 02/01/61 (a)	100,000	68,912
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	100,000	83,239
5.10%, 05/11/33 (a)	100,000	100,935
5.20%, 02/15/34 (a)	150,000	152,640
4.46%, 04/01/48 (a)	200,000	174,024
4.30%, 07/29/49 (a)	100,000	84,774
3.65%, 03/17/51 (a)	100,000	75,794
3.20%, 02/15/52 (a)	125,000	86,518
3.65%, 08/15/52 (a)	150,000	113,390
5.55%, 02/15/54 (a)	150,000	152,090
British Telecommunications PLC
5.13%, 12/04/28 (a)	250,000	255,492
9.63%, 12/15/30 (g)	450,000	565,150
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26 (a)	200,000	204,970
3.75%, 02/15/28 (a)	200,000	191,298
4.20%, 03/15/28 (a)	300,000	290,748
2.25%, 01/15/29 (a)	200,000	176,828
5.05%, 03/30/29 (a)	200,000	198,250
6.10%, 06/01/29 (a)	250,000	258,367
2.80%, 04/01/31 (a)	300,000	254,814
2.30%, 02/01/32 (a)	200,000	160,020
4.40%, 04/01/33 (a)	150,000	136,734
6.65%, 02/01/34 (a)	150,000	156,377
6.55%, 06/01/34 (a)	300,000	310,626
6.38%, 10/23/35 (a)	330,000	334,706
5.38%, 04/01/38 (a)	150,000	136,520
3.50%, 06/01/41 (a)	300,000	210,114
3.50%, 03/01/42 (a)	250,000	172,705
6.48%, 10/23/45 (a)	625,000	599,200
5.38%, 05/01/47 (a)	450,000	376,825
5.75%, 04/01/48 (a)	475,000	413,972
5.13%, 07/01/49 (a)	200,000	160,228
4.80%, 03/01/50 (a)	500,000	380,635
3.70%, 04/01/51 (a)	375,000	239,539
3.90%, 06/01/52 (a)	400,000	262,728
5.25%, 04/01/53 (a)	250,000	204,865
6.83%, 10/23/55 (a)	100,000	99,736
3.85%, 04/01/61 (a)	300,000	183,261
4.40%, 12/01/61 (a)	250,000	169,190
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 06/30/62 (a)	250,000	154,980
5.50%, 04/01/63 (a)	200,000	161,280
Comcast Corp.
3.95%, 10/15/25 (a)	500,000	496,140
5.25%, 11/07/25	150,000	151,133
3.15%, 03/01/26 (a)	400,000	392,564
2.35%, 01/15/27 (a)	200,000	191,340
3.30%, 02/01/27 (a)	250,000	244,432
3.30%, 04/01/27 (a)	200,000	195,198
5.35%, 11/15/27 (a)	150,000	154,877
3.15%, 02/15/28 (a)	350,000	336,969
3.55%, 05/01/28 (a)	200,000	194,748
4.15%, 10/15/28 (a)	650,000	645,157
4.55%, 01/15/29 (a)	200,000	201,896
5.10%, 06/01/29 (a)	150,000	154,968
2.65%, 02/01/30 (a)	300,000	274,509
3.40%, 04/01/30 (a)	250,000	237,110
4.25%, 10/15/30 (a)	300,000	296,838
1.95%, 01/15/31 (a)	200,000	171,072
1.50%, 02/15/31 (a)	300,000	249,510
5.50%, 11/15/32 (a)	200,000	211,544
4.25%, 01/15/33	250,000	241,857
4.65%, 02/15/33 (a)	200,000	200,022
7.05%, 03/15/33	150,000	173,683
4.80%, 05/15/33 (a)(c)	200,000	201,414
5.30%, 06/01/34 (a)	200,000	207,368
4.20%, 08/15/34 (a)	250,000	238,017
5.65%, 06/15/35	100,000	106,079
4.40%, 08/15/35 (a)	100,000	96,022
6.50%, 11/15/35	145,000	164,124
3.20%, 07/15/36 (a)	175,000	147,931
6.45%, 03/15/37	100,000	113,907
6.95%, 08/15/37	100,000	117,550
3.90%, 03/01/38 (a)	250,000	221,517
4.60%, 10/15/38 (a)	200,000	191,458
6.55%, 07/01/39	50,000	56,823
3.25%, 11/01/39 (a)	200,000	160,402
3.75%, 04/01/40 (a)	275,000	233,775
4.65%, 07/15/42	100,000	93,343
4.75%, 03/01/44	50,000	46,590
4.60%, 08/15/45 (a)	100,000	91,089
3.40%, 07/15/46 (a)	200,000	151,512
4.00%, 08/15/47 (a)	150,000	123,171
3.97%, 11/01/47 (a)	375,000	306,394
4.00%, 03/01/48 (a)	200,000	163,732
4.70%, 10/15/48 (a)	375,000	346,365
4.00%, 11/01/49 (a)	400,000	326,724
3.45%, 02/01/50 (a)	300,000	222,480
2.80%, 01/15/51 (a)	250,000	161,852
2.89%, 11/01/51 (a)	944,000	620,000
2.45%, 08/15/52 (a)	300,000	178,305
4.05%, 11/01/52 (a)	202,000	164,359
5.35%, 05/15/53 (a)	275,000	275,520
5.65%, 06/01/54 (a)	250,000	261,625
2.94%, 11/01/56 (a)	1,076,000	685,078
4.95%, 10/15/58 (a)	225,000	211,808
2.65%, 08/15/62 (a)	200,000	115,572
2.99%, 11/01/63 (a)	689,000	426,401
5.50%, 05/15/64 (a)	250,000	252,230
Crown Castle, Inc.
4.45%, 02/15/26 (a)	195,000	194,078
3.70%, 06/15/26 (a)	100,000	98,232
1.05%, 07/15/26 (a)	150,000	140,663
2.90%, 03/15/27 (a)	200,000	191,818
3.65%, 09/01/27 (a)	200,000	194,548
5.00%, 01/11/28 (a)	200,000	201,904
3.80%, 02/15/28 (a)	150,000	145,910
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 09/01/28 (a)	200,000	201,004
4.30%, 02/15/29 (a)	100,000	98,245
3.10%, 11/15/29 (a)	100,000	92,522
3.30%, 07/01/30 (a)	150,000	138,474
2.25%, 01/15/31 (a)	200,000	170,926
2.10%, 04/01/31 (a)	200,000	168,090
2.50%, 07/15/31 (a)	150,000	128,513
5.10%, 05/01/33 (a)	150,000	150,213
5.80%, 03/01/34 (a)	200,000	209,518
5.20%, 09/01/34 (a)	100,000	99,962
2.90%, 04/01/41 (a)	250,000	181,430
4.75%, 05/15/47 (a)	100,000	88,956
5.20%, 02/15/49 (a)	50,000	47,236
4.00%, 11/15/49 (a)	75,000	59,717
4.15%, 07/01/50 (a)	50,000	41,056
3.25%, 01/15/51 (a)	200,000	139,394
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (g)	600,000	721,140
9.25%, 06/01/32	150,000	190,728
Discovery Communications LLC
4.90%, 03/11/26 (a)	100,000	99,447
3.95%, 03/20/28 (a)	250,000	236,890
4.13%, 05/15/29 (a)	150,000	140,045
3.63%, 05/15/30 (a)	200,000	178,066
5.00%, 09/20/37 (a)	150,000	128,373
6.35%, 06/01/40	150,000	142,974
5.20%, 09/20/47 (a)	210,000	166,160
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	100,000	84,798
2.95%, 02/15/51 (a)	125,000	85,606
Fox Corp.
4.71%, 01/25/29 (a)	400,000	403,176
3.50%, 04/08/30 (a)	100,000	94,433
6.50%, 10/13/33 (a)	200,000	216,776
5.48%, 01/25/39 (a)	200,000	199,666
5.58%, 01/25/49 (a)	300,000	290,454
Grupo Televisa SAB
6.63%, 01/15/40	200,000	205,546
5.00%, 05/13/45 (a)	100,000	87,180
6.13%, 01/31/46 (a)	200,000	199,816
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	100,330
4.75%, 03/30/30 (a)	100,000	100,657
2.40%, 03/01/31 (a)	100,000	86,263
3.38%, 03/01/41 (a)	100,000	76,375
5.40%, 10/01/48 (a)	100,000	96,375
Koninklijke KPN NV
8.38%, 10/01/30	100,000	118,365
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	450,000	443,385
4.60%, 05/15/28 (a)	250,000	254,430
4.30%, 08/15/29 (a)	200,000	201,392
4.80%, 05/15/30 (a)	200,000	206,268
4.55%, 08/15/31 (a)	200,000	201,966
3.85%, 08/15/32 (a)	500,000	479,105
4.95%, 05/15/33 (a)	300,000	309,708
4.75%, 08/15/34 (a)	450,000	452,974
4.45%, 08/15/52 (a)	500,000	448,215
5.60%, 05/15/53 (a)	500,000	527,735
5.40%, 08/15/54 (a)	600,000	612,582
4.65%, 08/15/62 (a)	250,000	225,315
5.75%, 05/15/63 (a)	300,000	319,542
5.55%, 08/15/64 (a)	500,000	513,310
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NBCUniversal Media LLC
6.40%, 04/30/40	75,000	83,628
5.95%, 04/01/41	100,000	106,900
4.45%, 01/15/43	130,000	116,871
Netflix, Inc.
4.38%, 11/15/26	175,000	175,168
4.88%, 04/15/28	275,000	280,657
5.88%, 11/15/28	325,000	344,224
6.38%, 05/15/29	225,000	243,940
4.90%, 08/15/34 (a)	150,000	153,687
5.40%, 08/15/54 (a)	150,000	156,388
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	100,000	88,999
4.20%, 06/01/30 (a)	100,000	98,008
2.60%, 08/01/31 (a)	150,000	130,982
5.30%, 11/01/34 (a)	100,000	101,499
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	250,000	245,775
Orange SA
9.00%, 03/01/31	400,000	491,568
5.38%, 01/13/42	150,000	149,694
5.50%, 02/06/44 (a)	150,000	152,072
Paramount Global
2.90%, 01/15/27 (a)	150,000	142,320
3.38%, 02/15/28 (a)	250,000	233,167
3.70%, 06/01/28 (a)	100,000	93,767
4.20%, 06/01/29 (a)	100,000	94,088
7.88%, 07/30/30	50,000	54,378
4.95%, 01/15/31 (a)	300,000	279,543
4.20%, 05/19/32 (a)	150,000	130,536
6.88%, 04/30/36	150,000	150,014
5.90%, 10/15/40 (a)	50,000	43,418
4.85%, 07/01/42 (a)	75,000	58,271
4.38%, 03/15/43	250,000	180,847
5.85%, 09/01/43 (a)	250,000	212,202
5.25%, 04/01/44 (a)	100,000	77,994
4.90%, 08/15/44 (a)	95,000	71,884
4.60%, 01/15/45 (a)	130,000	92,841
4.95%, 05/19/50 (a)	200,000	149,566
Rogers Communications, Inc.
3.63%, 12/15/25 (a)	150,000	147,722
2.90%, 11/15/26 (a)	150,000	144,711
3.20%, 03/15/27 (a)	250,000	242,005
5.00%, 02/15/29 (a)	200,000	202,488
3.80%, 03/15/32 (a)	400,000	368,868
5.30%, 02/15/34 (a)	200,000	201,838
7.50%, 08/15/38	50,000	59,908
4.50%, 03/15/42 (a)	150,000	132,321
4.50%, 03/15/43 (a)	100,000	87,037
5.45%, 10/01/43 (a)	100,000	97,443
5.00%, 03/15/44 (a)	180,000	167,213
4.30%, 02/15/48 (a)	150,000	123,480
4.35%, 05/01/49 (a)	250,000	207,552
3.70%, 11/15/49 (a)	150,000	111,416
4.55%, 03/15/52 (a)	350,000	296,807
Sprint Capital Corp.
6.88%, 11/15/28	500,000	542,205
8.75%, 03/15/32	375,000	462,157
Sprint LLC
7.63%, 03/01/26 (a)	250,000	257,885
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	150,000	147,123
4.95%, 03/28/28 (a)	150,000	152,160
5.40%, 06/12/29 (a)	75,000	77,247
4.00%, 04/14/32 (a)	150,000	142,529
5.60%, 06/12/34 (a)	75,000	77,558
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TCI Communications, Inc.
7.13%, 02/15/28	30,000	32,636
Telefonica Emisiones SA
4.10%, 03/08/27	300,000	296,877
7.05%, 06/20/36	365,000	415,432
4.67%, 03/06/38	150,000	138,443
5.21%, 03/08/47	450,000	416,250
4.90%, 03/06/48	300,000	266,757
5.52%, 03/01/49 (a)	150,000	145,299
Telefonica Europe BV
8.25%, 09/15/30	100,000	116,794
TELUS Corp.
3.70%, 09/15/27 (a)	350,000	341,379
4.60%, 11/16/48 (a)	100,000	86,683
4.30%, 06/15/49 (a)	150,000	123,198
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	200,000	228,266
Time Warner Cable LLC
6.55%, 05/01/37	250,000	247,280
7.30%, 07/01/38	300,000	315,444
6.75%, 06/15/39	250,000	248,882
5.88%, 11/15/40 (a)	224,000	202,760
5.50%, 09/01/41 (a)	250,000	215,820
4.50%, 09/15/42 (a)	200,000	152,128
T-Mobile USA, Inc.
1.50%, 02/15/26 (a)	250,000	238,885
2.25%, 02/15/26 (a)	350,000	338,387
2.63%, 04/15/26 (a)	250,000	242,330
3.75%, 04/15/27 (a)	700,000	687,407
4.75%, 02/01/28 (a)	300,000	300,858
2.05%, 02/15/28 (a)	300,000	276,474
4.95%, 03/15/28 (a)	150,000	152,351
4.80%, 07/15/28 (a)	150,000	151,725
4.85%, 01/15/29 (a)	200,000	202,804
2.63%, 02/15/29 (a)	150,000	138,435
2.40%, 03/15/29 (a)	100,000	91,366
3.38%, 04/15/29 (a)	400,000	380,560
3.88%, 04/15/30 (a)	1,250,000	1,203,637
2.55%, 02/15/31 (a)	500,000	439,530
2.88%, 02/15/31 (a)	200,000	179,386
3.50%, 04/15/31 (a)	500,000	464,855
2.25%, 11/15/31 (a)	200,000	169,842
2.70%, 03/15/32 (a)	200,000	173,558
5.20%, 01/15/33 (a)	200,000	204,712
5.05%, 07/15/33 (a)	450,000	455,629
5.75%, 01/15/34 (a)	150,000	159,295
5.15%, 04/15/34 (a)	250,000	254,430
4.38%, 04/15/40 (a)	350,000	316,536
3.00%, 02/15/41 (a)	450,000	336,339
4.50%, 04/15/50 (a)	600,000	521,040
3.30%, 02/15/51 (a)	550,000	389,460
3.40%, 10/15/52 (a)	500,000	356,730
5.65%, 01/15/53 (a)	300,000	308,370
5.75%, 01/15/54 (a)	200,000	208,338
6.00%, 06/15/54 (a)	175,000	189,206
5.50%, 01/15/55 (a)	150,000	151,458
3.60%, 11/15/60 (a)	300,000	213,729
5.80%, 09/15/62 (a)	150,000	155,195
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	150,000	147,882
3.00%, 02/13/26	150,000	146,865
1.85%, 07/30/26	250,000	239,032
2.95%, 06/15/27	200,000	193,314
7.00%, 03/01/32	100,000	115,408
4.38%, 08/16/41	100,000	90,958
4.13%, 12/01/41	150,000	132,845
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 06/01/44	250,000	216,912
3.00%, 07/30/46	100,000	70,644
Verizon Communications, Inc.
0.85%, 11/20/25 (a)	100,000	95,619
1.45%, 03/20/26 (a)	100,000	95,333
2.63%, 08/15/26	300,000	290,064
4.13%, 03/16/27	550,000	545,748
3.00%, 03/22/27 (a)	150,000	145,223
2.10%, 03/22/28 (a)	500,000	463,170
4.33%, 09/21/28	800,000	798,208
3.88%, 02/08/29 (a)	200,000	195,554
4.02%, 12/03/29 (a)	700,000	685,447
3.15%, 03/22/30 (a)	250,000	233,287
1.50%, 09/18/30 (a)	250,000	212,125
1.68%, 10/30/30 (a)	192,000	162,637
7.75%, 12/01/30	102,000	119,685
1.75%, 01/20/31 (a)	400,000	336,116
2.55%, 03/21/31 (a)	600,000	527,814
2.36%, 03/15/32 (a)	813,000	690,977
5.05%, 05/09/33 (a)	175,000	178,349
4.50%, 08/10/33	400,000	389,068
6.40%, 09/15/33	100,000	110,551
4.40%, 11/01/34 (a)	330,000	317,100
4.78%, 02/15/35 (a)	430,000	424,148
5.85%, 09/15/35	75,000	79,841
4.27%, 01/15/36	205,000	193,270
5.25%, 03/16/37	200,000	205,226
4.81%, 03/15/39	200,000	193,160
2.65%, 11/20/40 (a)	500,000	359,425
3.40%, 03/22/41 (a)	650,000	518,388
2.85%, 09/03/41 (a)	250,000	183,120
4.75%, 11/01/41	75,000	71,306
3.85%, 11/01/42 (a)	100,000	83,263
6.55%, 09/15/43	175,000	201,729
4.13%, 08/15/46	200,000	169,296
4.86%, 08/21/46	400,000	379,012
5.50%, 03/16/47	100,000	104,952
4.52%, 09/15/48	250,000	223,720
5.01%, 04/15/49	150,000	149,160
4.00%, 03/22/50 (a)	175,000	142,923
2.88%, 11/20/50 (a)	500,000	330,760
3.55%, 03/22/51 (a)	800,000	603,048
3.88%, 03/01/52 (a)	150,000	119,745
5.50%, 02/23/54 (a)	200,000	205,208
5.01%, 08/21/54	175,000	166,616
4.67%, 03/15/55	100,000	91,010
2.99%, 10/30/56 (a)	650,000	418,223
3.00%, 11/20/60 (a)	350,000	220,710
3.70%, 03/22/61 (a)	625,000	461,219
Vodafone Group PLC
7.88%, 02/15/30	150,000	173,881
6.15%, 02/27/37	300,000	325,983
5.00%, 05/30/38	100,000	98,702
4.38%, 02/19/43	100,000	89,282
5.25%, 05/30/48	225,000	215,658
4.88%, 06/19/49	300,000	271,431
4.25%, 09/17/50	250,000	204,525
5.63%, 02/10/53 (a)	150,000	150,026
5.75%, 06/28/54 (a)	350,000	354,924
5.13%, 06/19/59	100,000	91,442
5.75%, 02/10/63 (a)	100,000	99,278
5.88%, 06/28/64 (a)	150,000	151,262
Walt Disney Co.
3.70%, 10/15/25 (a)	100,000	99,206
1.75%, 01/13/26	300,000	289,425
3.38%, 11/15/26 (a)	50,000	48,978
3.70%, 03/23/27	100,000	98,805
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.20%, 01/13/28	200,000	187,770
2.00%, 09/01/29 (a)	350,000	314,475
3.80%, 03/22/30	200,000	194,874
2.65%, 01/13/31	450,000	405,643
6.55%, 03/15/33	100,000	113,117
6.20%, 12/15/34	150,000	168,661
6.40%, 12/15/35	130,000	147,583
6.15%, 03/01/37	50,000	55,777
6.65%, 11/15/37	200,000	233,198
4.63%, 03/23/40 (a)	100,000	96,464
3.50%, 05/13/40 (a)	350,000	290,391
6.15%, 02/15/41	100,000	111,407
5.40%, 10/01/43	50,000	51,160
4.75%, 09/15/44 (a)	150,000	140,741
4.95%, 10/15/45 (a)	100,000	96,482
7.75%, 12/01/45	75,000	98,561
4.75%, 11/15/46 (a)	100,000	93,358
2.75%, 09/01/49 (a)	350,000	232,827
4.70%, 03/23/50 (a)	300,000	284,067
3.60%, 01/13/51 (a)	450,000	350,973
3.80%, 05/13/60 (a)	250,000	194,595
Warnermedia Holdings, Inc.
6.41%, 03/15/26 (a)	200,000	200,020
3.76%, 03/15/27 (a)	700,000	670,775
4.05%, 03/15/29 (a)	250,000	233,847
4.28%, 03/15/32 (a)	900,000	787,212
5.05%, 03/15/42 (a)	800,000	641,640
5.14%, 03/15/52 (a)	1,300,000	987,948
5.39%, 03/15/62 (a)	550,000	415,409
Weibo Corp.
3.38%, 07/08/30 (a)	200,000	179,418
		101,832,436
Consumer Cyclical 1.8%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	500,000	483,100
2.13%, 02/09/31 (a)(c)	200,000	171,632
4.50%, 11/28/34 (a)	200,000	192,784
4.00%, 12/06/37 (a)	200,000	178,126
2.70%, 02/09/41 (a)	250,000	177,200
4.20%, 12/06/47 (a)	200,000	168,148
3.15%, 02/09/51 (a)	300,000	205,233
4.40%, 12/06/57 (a)	200,000	168,940
3.25%, 02/09/61 (a)	200,000	131,834
Amazon.com, Inc.
4.60%, 12/01/25	250,000	250,875
5.20%, 12/03/25 (a)	200,000	201,902
1.00%, 05/12/26 (a)	500,000	474,490
3.30%, 04/13/27 (a)	400,000	392,216
1.20%, 06/03/27 (a)	200,000	185,066
3.15%, 08/22/27 (a)	600,000	585,642
4.55%, 12/01/27 (a)	350,000	355,264
1.65%, 05/12/28 (a)	400,000	367,296
3.45%, 04/13/29 (a)	250,000	244,412
4.65%, 12/01/29 (a)	300,000	307,920
1.50%, 06/03/30 (a)	400,000	345,860
2.10%, 05/12/31 (a)	525,000	458,923
3.60%, 04/13/32 (a)	450,000	429,048
4.70%, 12/01/32 (a)	400,000	410,404
4.80%, 12/05/34 (a)	225,000	231,779
3.88%, 08/22/37 (a)	500,000	459,570
2.88%, 05/12/41 (a)	375,000	291,431
4.95%, 12/05/44 (a)	280,000	283,461
4.05%, 08/22/47 (a)	650,000	566,845
2.50%, 06/03/50 (a)	400,000	256,612
3.10%, 05/12/51 (a)	550,000	397,116
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 04/13/52 (a)	450,000	379,422
4.25%, 08/22/57 (a)	400,000	352,172
2.70%, 06/03/60 (a)	375,000	233,516
3.25%, 05/12/61 (a)	300,000	210,675
4.10%, 04/13/62 (a)	200,000	168,416
American Honda Finance Corp.
1.00%, 09/10/25	100,000	96,469
5.80%, 10/03/25	200,000	202,576
4.95%, 01/09/26	150,000	150,891
5.25%, 07/07/26	200,000	203,054
2.30%, 09/09/26	200,000	192,104
2.35%, 01/08/27	50,000	47,802
4.90%, 03/12/27	150,000	152,148
4.90%, 07/09/27	150,000	152,274
3.50%, 02/15/28	100,000	97,193
2.00%, 03/24/28	250,000	230,680
5.13%, 07/07/28	200,000	205,418
5.65%, 11/15/28	150,000	157,456
4.90%, 03/13/29	150,000	153,198
4.60%, 04/17/30	200,000	201,334
5.85%, 10/04/30	100,000	107,198
5.05%, 07/10/31	150,000	153,121
4.90%, 01/10/34	150,000	151,424
Aptiv PLC
4.35%, 03/15/29 (a)	100,000	99,275
5.40%, 03/15/49 (a)	100,000	92,671
3.10%, 12/01/51 (a)	250,000	158,980
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (a)	200,000	178,744
4.15%, 05/01/52 (a)	200,000	154,538
AutoNation, Inc.
1.95%, 08/01/28 (a)	75,000	67,271
4.75%, 06/01/30 (a)	100,000	98,897
2.40%, 08/01/31 (a)	100,000	83,560
3.85%, 03/01/32 (a)	150,000	137,448
AutoZone, Inc.
5.05%, 07/15/26	100,000	101,053
3.75%, 06/01/27 (a)	150,000	147,293
4.50%, 02/01/28 (a)	100,000	100,108
6.25%, 11/01/28 (a)	75,000	79,919
3.75%, 04/18/29 (a)	150,000	144,966
5.10%, 07/15/29 (a)	100,000	102,301
4.00%, 04/15/30 (a)	150,000	145,838
1.65%, 01/15/31 (a)	150,000	125,462
4.75%, 08/01/32 (a)	150,000	149,471
4.75%, 02/01/33 (a)	100,000	98,992
6.55%, 11/01/33 (a)	100,000	110,707
5.40%, 07/15/34 (a)	125,000	128,093
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	99,935
1.95%, 10/01/30 (a)	150,000	129,594
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	100,098
3.88%, 08/15/30 (a)	150,000	142,358
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	150,000	148,005
3.55%, 03/15/28 (a)	100,000	97,482
4.63%, 04/13/30 (a)	350,000	354,021
BorgWarner, Inc.
2.65%, 07/01/27 (a)	200,000	190,620
5.40%, 08/15/34 (a)	100,000	100,524
4.38%, 03/15/45 (a)	100,000	84,140
California Endowment
2.50%, 04/01/51 (a)	50,000	32,790
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CBRE Services, Inc.
4.88%, 03/01/26 (a)	100,000	100,136
5.50%, 04/01/29 (a)	100,000	103,484
2.50%, 04/01/31 (a)	100,000	86,269
5.95%, 08/15/34 (a)	150,000	158,478
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	93,356
3.70%, 01/15/31 (a)	100,000	91,366
5.85%, 08/01/34 (a)	100,000	102,290
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	300,000	293,151
1.38%, 06/20/27 (a)	250,000	232,687
1.60%, 04/20/30 (a)	100,000	87,236
1.75%, 04/20/32 (a)	200,000	167,444
Cummins, Inc.
0.75%, 09/01/25 (a)	150,000	144,278
4.90%, 02/20/29 (a)	100,000	102,567
1.50%, 09/01/30 (a)	150,000	128,379
5.15%, 02/20/34 (a)	150,000	155,746
4.88%, 10/01/43 (a)	50,000	48,228
2.60%, 09/01/50 (a)	150,000	95,441
5.45%, 02/20/54 (a)	150,000	154,180
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	98,119
6.30%, 10/10/33 (a)	100,000	107,307
4.55%, 02/15/48 (a)	50,000	42,523
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	100,000	88,614
4.10%, 01/15/52 (a)	200,000	150,424
Dollar General Corp.
3.88%, 04/15/27 (a)	200,000	195,518
4.13%, 05/01/28 (a)	100,000	97,660
5.20%, 07/05/28 (a)	100,000	100,827
3.50%, 04/03/30 (a)	200,000	185,002
5.00%, 11/01/32 (a)	150,000	147,171
5.45%, 07/05/33 (a)	200,000	200,238
4.13%, 04/03/50 (a)	100,000	77,102
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	250,000	245,410
2.65%, 12/01/31 (a)	100,000	85,360
3.38%, 12/01/51 (a)	100,000	67,205
DR Horton, Inc.
2.60%, 10/15/25 (a)	75,000	73,277
1.40%, 10/15/27 (a)	150,000	137,127
5.00%, 10/15/34 (a)	125,000	124,713
eBay, Inc.
5.90%, 11/22/25 (a)	100,000	101,306
1.40%, 05/10/26 (a)	100,000	94,836
3.60%, 06/05/27 (a)	150,000	146,996
2.70%, 03/11/30 (a)	100,000	91,424
2.60%, 05/10/31 (a)	150,000	132,305
6.30%, 11/22/32 (a)	150,000	164,244
4.00%, 07/15/42 (a)	150,000	124,794
3.65%, 05/10/51 (a)	200,000	150,026
Expedia Group, Inc.
5.00%, 02/15/26 (a)	200,000	200,534
3.80%, 02/15/28 (a)	200,000	194,532
3.25%, 02/15/30 (a)	200,000	186,644
2.95%, 03/15/31 (a)	150,000	135,090
Ford Foundation
2.42%, 06/01/50 (a)	125,000	80,360
Ford Motor Co.
4.35%, 12/08/26 (a)	245,000	242,082
6.63%, 10/01/28	75,000	79,316
9.63%, 04/22/30 (a)	100,000	118,847
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.45%, 07/16/31	175,000	192,927
3.25%, 02/12/32 (a)	500,000	426,660
6.10%, 08/19/32 (a)	300,000	308,253
4.75%, 01/15/43	300,000	250,596
7.40%, 11/01/46	50,000	55,172
5.29%, 12/08/46 (a)	200,000	181,270
Ford Motor Credit Co. LLC
3.38%, 11/13/25 (a)	340,000	332,387
4.39%, 01/08/26	200,000	197,656
6.95%, 03/06/26 (a)	225,000	230,161
6.95%, 06/10/26 (a)	200,000	205,636
4.54%, 08/01/26 (a)	200,000	197,786
2.70%, 08/10/26 (a)	230,000	219,891
4.27%, 01/09/27 (a)	200,000	196,136
5.80%, 03/05/27 (a)	200,000	203,118
5.85%, 05/17/27 (a)	250,000	254,302
4.95%, 05/28/27 (a)	245,000	243,812
4.13%, 08/17/27 (a)	200,000	194,582
3.82%, 11/02/27 (a)	200,000	191,830
7.35%, 11/04/27 (a)	250,000	264,680
2.90%, 02/16/28 (a)	200,000	185,198
6.80%, 05/12/28 (a)	250,000	262,392
6.80%, 11/07/28 (a)	225,000	237,280
2.90%, 02/10/29 (a)	200,000	181,210
5.80%, 03/08/29 (a)	300,000	305,739
5.11%, 05/03/29 (a)	225,000	222,802
7.35%, 03/06/30 (a)	200,000	216,672
7.20%, 06/10/30 (a)	200,000	215,326
4.00%, 11/13/30 (a)	225,000	207,342
6.05%, 03/05/31 (a)	200,000	205,594
3.63%, 06/17/31 (a)	200,000	177,404
7.12%, 11/07/33 (a)	225,000	243,378
6.13%, 03/08/34 (a)	400,000	405,340
General Motors Co.
6.13%, 10/01/25 (a)	250,000	252,737
4.20%, 10/01/27 (a)	150,000	147,938
6.80%, 10/01/27 (a)	200,000	211,374
5.00%, 10/01/28 (a)	150,000	151,943
5.40%, 10/15/29 (a)	200,000	204,852
5.60%, 10/15/32 (a)(c)	200,000	207,034
5.00%, 04/01/35	100,000	97,256
6.60%, 04/01/36 (a)	200,000	216,772
5.15%, 04/01/38 (a)	175,000	168,072
6.25%, 10/02/43	250,000	260,722
5.20%, 04/01/45	250,000	229,535
6.75%, 04/01/46 (a)	100,000	109,888
5.40%, 04/01/48 (a)	150,000	140,270
5.95%, 04/01/49 (a)	200,000	202,066
General Motors Financial Co., Inc.
6.05%, 10/10/25	250,000	252,892
1.25%, 01/08/26 (a)	200,000	190,858
5.25%, 03/01/26 (a)	250,000	251,282
5.40%, 04/06/26	250,000	252,410
1.50%, 06/10/26 (a)	250,000	236,470
4.00%, 10/06/26 (a)	100,000	98,685
4.35%, 01/17/27 (a)	200,000	198,404
2.35%, 02/26/27 (a)	150,000	142,031
5.00%, 04/09/27 (a)	300,000	302,697
5.40%, 05/08/27	250,000	254,612
5.35%, 07/15/27	175,000	178,229
2.70%, 08/20/27 (a)	200,000	189,738
3.85%, 01/05/28 (a)	150,000	146,091
6.00%, 01/09/28 (a)	100,000	103,833
2.40%, 04/10/28 (a)	100,000	92,171
5.80%, 06/23/28 (a)	300,000	310,005
2.40%, 10/15/28 (a)	250,000	227,467
5.80%, 01/07/29 (a)	250,000	258,995
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.65%, 01/17/29 (a)	100,000	102,904
4.30%, 04/06/29 (a)	250,000	244,997
5.55%, 07/15/29 (a)	200,000	205,616
5.85%, 04/06/30 (a)	200,000	208,794
3.60%, 06/21/30 (a)	200,000	185,942
2.35%, 01/08/31 (a)	200,000	170,200
5.75%, 02/08/31 (a)	200,000	206,724
2.70%, 06/10/31 (a)	200,000	172,202
5.60%, 06/18/31 (a)	150,000	153,541
3.10%, 01/12/32 (a)	250,000	218,192
6.40%, 01/09/33 (a)	200,000	214,674
6.10%, 01/07/34 (a)	250,000	261,815
5.95%, 04/04/34 (a)	200,000	207,218
Genuine Parts Co.
6.50%, 11/01/28 (a)	75,000	80,304
4.95%, 08/15/29 (a)	150,000	150,945
1.88%, 11/01/30 (a)	125,000	105,859
2.75%, 02/01/32 (a)	150,000	129,236
6.88%, 11/01/33 (a)	25,000	28,349
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/26 (a)	150,000	150,218
5.75%, 06/01/28 (a)	100,000	102,215
5.30%, 01/15/29 (a)	100,000	100,956
4.00%, 01/15/30 (a)	100,000	94,503
4.00%, 01/15/31 (a)	200,000	185,630
3.25%, 01/15/32 (a)	100,000	87,409
6.75%, 12/01/33 (a)	75,000	81,856
5.63%, 09/15/34 (a)	150,000	151,722
6.25%, 09/15/54 (a)	75,000	77,157
Harley-Davidson, Inc.
4.63%, 07/28/45 (a)	75,000	64,265
Home Depot, Inc.
3.35%, 09/15/25 (a)	200,000	197,598
4.00%, 09/15/25 (a)	150,000	149,315
5.10%, 12/24/25	150,000	151,403
3.00%, 04/01/26 (a)	150,000	147,041
5.15%, 06/25/26	250,000	254,017
2.13%, 09/15/26 (a)	200,000	192,036
4.95%, 09/30/26 (a)	150,000	152,255
2.50%, 04/15/27 (a)	200,000	191,962
2.88%, 04/15/27 (a)	150,000	145,439
4.88%, 06/25/27 (a)	150,000	152,934
2.80%, 09/14/27 (a)	150,000	144,390
0.90%, 03/15/28 (a)	75,000	67,247
1.50%, 09/15/28 (a)	150,000	135,570
3.90%, 12/06/28 (a)	300,000	297,234
4.90%, 04/15/29 (a)	150,000	154,249
2.95%, 06/15/29 (a)	350,000	331,100
4.75%, 06/25/29 (a)	200,000	204,476
2.70%, 04/15/30 (a)	275,000	253,143
1.38%, 03/15/31 (a)	250,000	207,122
4.85%, 06/25/31 (a)	150,000	153,733
1.88%, 09/15/31 (a)	250,000	212,232
3.25%, 04/15/32 (a)	250,000	230,937
4.50%, 09/15/32 (a)	200,000	201,484
4.95%, 06/25/34 (a)	300,000	307,755
5.88%, 12/16/36	505,000	556,212
3.30%, 04/15/40 (a)	200,000	163,872
5.40%, 09/15/40 (a)	100,000	104,093
5.95%, 04/01/41 (a)	200,000	220,600
4.20%, 04/01/43 (a)	205,000	181,962
4.88%, 02/15/44 (a)	195,000	188,694
4.40%, 03/15/45 (a)	150,000	136,344
4.25%, 04/01/46 (a)	250,000	221,482
3.90%, 06/15/47 (a)	200,000	166,826
4.50%, 12/06/48 (a)	300,000	273,684
3.13%, 12/15/49 (a)	200,000	143,708
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.35%, 04/15/50 (a)	250,000	187,265
2.38%, 03/15/51 (a)	250,000	152,288
2.75%, 09/15/51 (a)	150,000	98,463
3.63%, 04/15/52 (a)	300,000	233,829
4.95%, 09/15/52 (a)	225,000	217,660
5.30%, 06/25/54 (a)	250,000	255,412
3.50%, 09/15/56 (a)	200,000	150,252
5.40%, 06/25/64 (a)	75,000	77,175
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	200,000	191,640
2.97%, 03/10/32 (a)	150,000	135,594
Hyatt Hotels Corp.
5.75%, 01/30/27 (a)	100,000	101,993
4.38%, 09/15/28 (a)	150,000	147,788
5.25%, 06/30/29 (a)	100,000	101,769
5.75%, 04/23/30 (a)(e)	100,000	103,801
JD.com, Inc.
3.38%, 01/14/30 (a)	200,000	188,438
4.13%, 01/14/50 (a)	200,000	162,886
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	100,000	108,012
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	200,000	194,298
5.90%, 06/01/27 (a)	150,000	153,196
3.90%, 08/08/29 (a)	150,000	140,577
6.00%, 08/15/29 (a)	100,000	102,676
6.20%, 08/15/34 (a)	100,000	102,561
Lear Corp.
3.80%, 09/15/27 (a)	50,000	48,727
4.25%, 05/15/29 (a)	50,000	49,031
3.50%, 05/30/30 (a)	50,000	46,672
2.60%, 01/15/32 (a)	100,000	84,953
5.25%, 05/15/49 (a)	100,000	92,007
3.55%, 01/15/52 (a)	100,000	68,360
Lennar Corp.
4.75%, 11/29/27 (a)	250,000	252,260
LKQ Corp.
5.75%, 06/15/28 (a)	150,000	154,545
6.25%, 06/15/33 (a)	150,000	157,818
Lowe's Cos., Inc.
4.40%, 09/08/25	200,000	199,162
3.38%, 09/15/25 (a)	224,000	221,010
4.80%, 04/01/26 (a)	200,000	200,676
2.50%, 04/15/26 (a)	200,000	193,912
3.35%, 04/01/27 (a)	200,000	195,066
3.10%, 05/03/27 (a)	250,000	241,820
1.30%, 04/15/28 (a)	250,000	224,837
1.70%, 09/15/28 (a)	100,000	90,011
3.65%, 04/05/29 (a)	300,000	290,085
4.50%, 04/15/30 (a)	200,000	200,400
1.70%, 10/15/30 (a)	250,000	212,585
2.63%, 04/01/31 (a)	250,000	221,817
3.75%, 04/01/32 (a)	300,000	281,877
5.00%, 04/15/33 (a)	200,000	203,522
5.15%, 07/01/33 (a)	150,000	154,389
5.00%, 04/15/40 (a)	100,000	96,867
2.80%, 09/15/41 (a)	200,000	142,858
4.65%, 04/15/42 (a)	95,000	86,776
4.38%, 09/15/45 (a)	100,000	85,936
3.70%, 04/15/46 (a)	150,000	115,478
4.05%, 05/03/47 (a)	250,000	202,885
4.55%, 04/05/49 (a)	100,000	86,602
5.13%, 04/15/50 (a)	100,000	94,458
3.00%, 10/15/50 (a)	300,000	198,414
3.50%, 04/01/51 (a)	50,000	36,097
4.25%, 04/01/52 (a)	300,000	246,366
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.63%, 04/15/53 (a)	300,000	303,477
5.75%, 07/01/53 (a)	75,000	77,378
4.45%, 04/01/62 (a)	250,000	204,772
5.80%, 09/15/62 (a)	200,000	203,972
5.85%, 04/01/63 (a)	100,000	102,634
Magna International, Inc.
4.15%, 10/01/25 (a)	200,000	198,650
2.45%, 06/15/30 (a)	200,000	179,080
5.50%, 03/21/33 (a)	100,000	105,113
Marriott International, Inc.
3.13%, 06/15/26 (a)	150,000	146,142
5.45%, 09/15/26 (a)	100,000	101,796
5.00%, 10/15/27 (a)	150,000	152,397
4.00%, 04/15/28 (a)	100,000	98,162
5.55%, 10/15/28 (a)	125,000	129,796
4.90%, 04/15/29 (a)	150,000	152,066
4.88%, 05/15/29 (a)	100,000	101,311
4.80%, 03/15/30 (a)	100,000	100,587
4.63%, 06/15/30 (a)	200,000	200,150
2.85%, 04/15/31 (a)	200,000	177,510
3.50%, 10/15/32 (a)	350,000	315,602
5.30%, 05/15/34 (a)	200,000	203,696
5.35%, 03/15/35 (a)	175,000	177,208
McDonald's Corp.
1.45%, 09/01/25 (a)	100,000	96,899
3.70%, 01/30/26 (a)	280,000	276,926
3.50%, 03/01/27 (a)	200,000	196,120
3.50%, 07/01/27 (a)	200,000	195,798
3.80%, 04/01/28 (a)	250,000	246,207
4.80%, 08/14/28 (a)	100,000	101,832
5.00%, 05/17/29 (a)	150,000	154,402
2.63%, 09/01/29 (a)	100,000	92,626
2.13%, 03/01/30 (a)	150,000	133,755
3.60%, 07/01/30 (a)	150,000	143,955
4.60%, 09/09/32 (a)	150,000	150,822
4.95%, 08/14/33 (a)	125,000	128,031
5.20%, 05/17/34 (a)	150,000	156,501
4.70%, 12/09/35 (a)	100,000	99,491
6.30%, 10/15/37	200,000	224,488
6.30%, 03/01/38	100,000	111,992
4.88%, 07/15/40	100,000	96,434
3.70%, 02/15/42	100,000	81,763
4.60%, 05/26/45 (a)	100,000	90,882
4.88%, 12/09/45 (a)	320,000	301,949
4.45%, 03/01/47 (a)	175,000	154,639
4.45%, 09/01/48 (a)	200,000	176,346
3.63%, 09/01/49 (a)	300,000	229,143
4.20%, 04/01/50 (a)	100,000	83,845
5.15%, 09/09/52 (a)	150,000	145,992
5.45%, 08/14/53 (a)	150,000	151,998
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	100,000	96,443
2.50%, 01/15/31 (a)	150,000	131,913
6.00%, 01/15/43 (a)	75,000	79,130
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	250,000	303,260
Meritage Homes Corp.
5.13%, 06/06/27 (a)	75,000	75,617
NIKE, Inc.
2.38%, 11/01/26 (a)	100,000	96,217
2.75%, 03/27/27 (a)	200,000	193,286
2.85%, 03/27/30 (a)	350,000	326,343
3.25%, 03/27/40 (a)	300,000	245,187
3.38%, 11/01/46 (a)	230,000	179,200
3.38%, 03/27/50 (a)	200,000	152,644
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NVR, Inc.
3.00%, 05/15/30 (a)	200,000	183,564
O'Reilly Automotive, Inc.
5.75%, 11/20/26 (a)	150,000	153,738
3.60%, 09/01/27 (a)	150,000	146,543
4.35%, 06/01/28 (a)	200,000	199,466
4.20%, 04/01/30 (a)	100,000	98,166
1.75%, 03/15/31 (a)	150,000	125,444
4.70%, 06/15/32 (a)	150,000	149,708
5.00%, 08/19/34 (a)	75,000	74,969
PACCAR Financial Corp.
1.10%, 05/11/26	275,000	260,516
5.20%, 11/09/26	100,000	101,960
5.00%, 05/13/27	100,000	102,199
4.45%, 08/06/27	200,000	201,704
4.60%, 01/31/29	150,000	152,273
5.00%, 03/22/34	100,000	103,146
PulteGroup, Inc.
7.88%, 06/15/32	200,000	236,228
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	150,000	138,816
Rockefeller Foundation
2.49%, 10/01/50 (a)	150,000	98,403
Ross Stores, Inc.
0.88%, 04/15/26 (a)	250,000	235,492
Sands China Ltd.
3.80%, 01/08/26 (a)(e)	200,000	195,358
2.30%, 03/08/27 (a)(e)	200,000	185,224
5.40%, 08/08/28 (a)(e)	300,000	299,433
2.85%, 03/08/29 (a)(e)	200,000	179,180
4.38%, 06/18/30 (a)(e)	200,000	188,752
Starbucks Corp.
4.75%, 02/15/26	200,000	200,710
2.45%, 06/15/26 (a)	150,000	145,001
4.85%, 02/08/27 (a)	200,000	202,108
2.00%, 03/12/27 (a)	100,000	94,506
3.50%, 03/01/28 (a)	150,000	145,898
4.00%, 11/15/28 (a)	150,000	148,212
3.55%, 08/15/29 (a)	200,000	193,264
2.25%, 03/12/30 (a)	100,000	89,467
2.55%, 11/15/30 (a)	195,000	174,767
4.90%, 02/15/31 (a)	100,000	102,556
3.00%, 02/14/32 (a)	200,000	179,938
4.80%, 02/15/33 (a)	100,000	101,614
5.00%, 02/15/34 (a)	100,000	101,540
3.75%, 12/01/47 (a)	150,000	116,567
4.50%, 11/15/48 (a)	150,000	131,553
4.45%, 08/15/49 (a)	150,000	130,143
3.35%, 03/12/50 (a)	100,000	71,939
3.50%, 11/15/50 (a)	200,000	148,282
Tapestry, Inc.
7.05%, 11/27/25	100,000	101,898
7.00%, 11/27/26	100,000	103,197
4.13%, 07/15/27 (a)	100,000	97,695
7.35%, 11/27/28 (a)	200,000	209,888
7.70%, 11/27/30 (a)	200,000	213,172
7.85%, 11/27/33 (a)	225,000	240,964
Target Corp.
2.50%, 04/15/26	200,000	195,452
3.38%, 04/15/29 (a)	150,000	145,767
2.35%, 02/15/30 (a)	250,000	227,422
2.65%, 09/15/30 (a)	350,000	322,073
4.50%, 09/15/32 (a)	200,000	201,148
4.40%, 01/15/33 (a)	100,000	100,191
4.00%, 07/01/42	75,000	66,413
3.63%, 04/15/46	100,000	80,783
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 11/15/47 (a)	300,000	250,017
2.95%, 01/15/52 (a)	200,000	137,352
4.80%, 01/15/53 (a)	200,000	191,790
TJX Cos., Inc.
2.25%, 09/15/26 (a)	200,000	192,138
1.15%, 05/15/28 (a)	150,000	134,613
3.88%, 04/15/30 (a)	100,000	97,790
1.60%, 05/15/31 (a)	100,000	83,616
Toll Brothers Finance Corp.
4.88%, 03/15/27 (a)	100,000	100,232
4.35%, 02/15/28 (a)	200,000	197,876
Toyota Motor Corp.
1.34%, 03/25/26 (a)	200,000	190,804
5.28%, 07/13/26 (a)	150,000	152,340
5.12%, 07/13/28 (a)	100,000	103,063
3.67%, 07/20/28	150,000	147,393
2.76%, 07/02/29	150,000	140,946
2.36%, 03/25/31 (a)	100,000	88,816
5.12%, 07/13/33 (a)	100,000	106,473
Toyota Motor Credit Corp.
0.80%, 10/16/25	250,000	240,117
5.40%, 11/10/25	200,000	202,020
4.80%, 01/05/26	150,000	150,743
0.80%, 01/09/26	150,000	142,961
5.20%, 05/15/26	150,000	152,238
4.45%, 05/18/26	300,000	300,462
1.13%, 06/18/26	250,000	236,407
5.40%, 11/20/26	200,000	204,436
3.20%, 01/11/27	150,000	146,523
1.90%, 01/13/27	150,000	142,161
5.00%, 03/19/27	150,000	152,850
3.05%, 03/22/27	300,000	291,561
1.15%, 08/13/27	200,000	183,284
4.55%, 09/20/27	200,000	201,686
5.45%, 11/10/27	100,000	103,469
4.63%, 01/12/28	150,000	151,707
1.90%, 04/06/28	150,000	138,347
5.25%, 09/11/28	100,000	103,386
4.65%, 01/05/29	160,000	161,928
3.65%, 01/08/29	150,000	146,262
5.05%, 05/16/29	150,000	154,420
4.45%, 06/29/29	200,000	201,126
2.15%, 02/13/30	100,000	89,385
3.38%, 04/01/30	200,000	190,094
4.55%, 05/17/30	150,000	151,022
5.55%, 11/20/30	200,000	211,544
1.65%, 01/10/31	100,000	84,497
5.10%, 03/21/31	100,000	103,047
1.90%, 09/12/31	100,000	83,961
4.70%, 01/12/33	200,000	200,954
4.80%, 01/05/34	100,000	100,594
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	106,071
5.25%, 05/15/33 (a)	150,000	153,619
VF Corp.
2.95%, 04/23/30 (a)	200,000	172,932
VICI Properties LP
4.75%, 02/15/28 (a)	250,000	249,460
4.95%, 02/15/30 (a)	200,000	199,248
5.13%, 05/15/32 (a)	200,000	197,492
5.75%, 04/01/34 (a)	100,000	103,001
5.63%, 05/15/52 (a)	150,000	142,497
6.13%, 04/01/54 (a)	100,000	102,065
Walmart, Inc.
3.90%, 09/09/25	250,000	248,882
4.00%, 04/15/26 (a)	150,000	149,700
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.05%, 07/08/26 (a)	200,000	196,506
1.05%, 09/17/26 (a)	200,000	188,490
3.95%, 09/09/27 (a)	200,000	200,372
3.90%, 04/15/28 (a)	125,000	124,814
3.70%, 06/26/28 (a)	300,000	298,566
1.50%, 09/22/28 (a)	200,000	182,376
3.25%, 07/08/29 (a)	150,000	146,090
2.38%, 09/24/29 (a)	100,000	92,980
7.55%, 02/15/30	100,000	117,707
4.00%, 04/15/30 (a)	100,000	100,474
1.80%, 09/22/31 (a)	350,000	300,629
4.15%, 09/09/32 (a)	200,000	200,308
4.10%, 04/15/33 (a)	250,000	247,845
5.25%, 09/01/35	250,000	267,922
6.50%, 08/15/37	150,000	177,528
6.20%, 04/15/38	175,000	202,582
3.95%, 06/28/38 (a)	100,000	94,456
5.63%, 04/01/40	100,000	109,834
5.00%, 10/25/40	150,000	153,123
5.63%, 04/15/41	100,000	109,323
2.50%, 09/22/41 (a)	200,000	146,178
4.30%, 04/22/44 (a)	100,000	93,533
3.63%, 12/15/47 (a)	50,000	41,132
4.05%, 06/29/48 (a)	350,000	308,122
2.95%, 09/24/49 (a)	150,000	108,920
2.65%, 09/22/51 (a)	250,000	167,262
4.50%, 09/09/52 (a)	200,000	188,868
4.50%, 04/15/53 (a)	250,000	235,325
		89,782,446
Consumer Non-Cyclical 3.8%
Abbott Laboratories
3.75%, 11/30/26 (a)	400,000	396,540
1.15%, 01/30/28 (a)	50,000	45,522
1.40%, 06/30/30 (a)	150,000	129,884
4.75%, 11/30/36 (a)	350,000	354,665
6.15%, 11/30/37	150,000	170,488
6.00%, 04/01/39	100,000	113,643
5.30%, 05/27/40	100,000	105,767
4.75%, 04/15/43 (a)	150,000	148,130
4.90%, 11/30/46 (a)	576,000	570,447
AbbVie, Inc.
3.20%, 05/14/26 (a)	350,000	343,259
2.95%, 11/21/26 (a)	700,000	680,435
4.80%, 03/15/27 (a)	400,000	405,540
4.25%, 11/14/28 (a)	300,000	301,086
4.80%, 03/15/29 (a)	450,000	459,810
3.20%, 11/21/29 (a)	1,000,000	948,260
4.95%, 03/15/31 (a)	350,000	360,416
5.05%, 03/15/34 (a)	525,000	541,128
4.55%, 03/15/35 (a)	350,000	345,443
4.50%, 05/14/35 (a)	400,000	392,896
4.30%, 05/14/36 (a)	175,000	167,681
4.05%, 11/21/39 (a)	700,000	634,375
4.63%, 10/01/42 (a)	100,000	94,267
4.40%, 11/06/42	450,000	413,851
5.35%, 03/15/44 (a)	150,000	154,890
4.85%, 06/15/44 (a)	125,000	120,455
4.75%, 03/15/45 (a)	161,000	153,295
4.70%, 05/14/45 (a)	450,000	424,017
4.45%, 05/14/46 (a)	350,000	317,450
4.88%, 11/14/48 (a)	300,000	288,786
4.25%, 11/21/49 (a)	1,100,000	959,750
5.40%, 03/15/54 (a)	550,000	570,388
5.50%, 03/15/64 (a)	275,000	285,865
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Adventist Health System
5.43%, 03/01/32 (a)	75,000	76,245
5.76%, 12/01/34 (a)	150,000	153,852
3.63%, 03/01/49 (a)	100,000	74,099
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	50,000	49,164
4.27%, 08/15/48 (a)	150,000	134,825
3.39%, 10/15/49 (a)	100,000	77,876
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	100,000	96,953
2.75%, 09/15/29 (a)	100,000	91,864
2.10%, 06/04/30 (a)	100,000	87,845
2.30%, 03/12/31 (a)	100,000	86,725
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	82,415
AHS Hospital Corp.
5.02%, 07/01/45	50,000	49,868
2.78%, 07/01/51 (a)	100,000	67,199
Allina Health System
3.89%, 04/15/49 (a)	100,000	82,263
Altria Group, Inc.
4.40%, 02/14/26 (a)	200,000	199,140
2.63%, 09/16/26 (a)	100,000	96,292
6.20%, 11/01/28 (a)	100,000	105,957
4.80%, 02/14/29 (a)	300,000	301,785
3.40%, 05/06/30 (a)	150,000	140,430
2.45%, 02/04/32 (a)	300,000	252,510
6.88%, 11/01/33 (a)	100,000	112,099
5.80%, 02/14/39 (a)	375,000	387,442
3.40%, 02/04/41 (a)	200,000	152,254
4.25%, 08/09/42	200,000	168,660
4.50%, 05/02/43	100,000	86,586
5.38%, 01/31/44	295,000	293,006
3.88%, 09/16/46 (a)	200,000	153,396
5.95%, 02/14/49 (a)	500,000	515,625
4.45%, 05/06/50 (a)	100,000	82,138
3.70%, 02/04/51 (a)	250,000	180,985
4.00%, 02/04/61 (a)	200,000	149,630
Amgen, Inc.
5.51%, 03/02/26 (a)	300,000	299,961
2.60%, 08/19/26 (a)	280,000	270,337
2.20%, 02/21/27 (a)	300,000	284,556
3.20%, 11/02/27 (a)	150,000	144,939
5.15%, 03/02/28 (a)	650,000	663,897
1.65%, 08/15/28 (a)	200,000	180,270
3.00%, 02/22/29 (a)	200,000	189,010
4.05%, 08/18/29 (a)	200,000	196,334
2.45%, 02/21/30 (a)	200,000	180,690
5.25%, 03/02/30 (a)	500,000	518,030
2.30%, 02/25/31 (a)	175,000	152,549
2.00%, 01/15/32 (a)	200,000	167,174
3.35%, 02/22/32 (a)	200,000	183,324
4.20%, 03/01/33 (a)	200,000	191,608
5.25%, 03/02/33 (a)	800,000	822,424
6.40%, 02/01/39	50,000	55,829
3.15%, 02/21/40 (a)	350,000	272,471
2.80%, 08/15/41 (a)	200,000	147,972
4.95%, 10/01/41	100,000	95,462
5.15%, 11/15/41 (a)	100,000	98,037
5.65%, 06/15/42 (a)	75,000	76,853
5.60%, 03/02/43 (a)	500,000	511,710
4.40%, 05/01/45 (a)	375,000	326,332
4.56%, 06/15/48 (a)	250,000	220,575
3.38%, 02/21/50 (a)	400,000	296,368
4.66%, 06/15/51 (a)	625,000	557,006
3.00%, 01/15/52 (a)	150,000	103,683
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 02/22/52 (a)	200,000	166,118
4.88%, 03/01/53 (a)	200,000	183,936
5.65%, 03/02/53 (a)	800,000	823,312
2.77%, 09/01/53 (a)	219,000	139,192
4.40%, 02/22/62 (a)	275,000	228,253
5.75%, 03/02/63 (a)	475,000	487,806
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	200,000	197,920
4.70%, 02/01/36 (a)	1,055,000	1,043,553
4.90%, 02/01/46 (a)	1,700,000	1,634,227
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	150,000	148,434
4.00%, 01/17/43	75,000	65,659
4.63%, 02/01/44	200,000	187,180
4.90%, 02/01/46 (a)	200,000	191,924
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	250,000	248,570
4.75%, 01/23/29 (a)	800,000	815,192
3.50%, 06/01/30 (a)	300,000	288,312
4.90%, 01/23/31 (a)	100,000	102,859
5.00%, 06/15/34 (a)	200,000	205,250
5.88%, 06/15/35	75,000	82,085
4.38%, 04/15/38 (a)	250,000	237,137
8.20%, 01/15/39	150,000	198,483
5.45%, 01/23/39 (a)	400,000	421,028
8.00%, 11/15/39	150,000	196,312
4.35%, 06/01/40 (a)	250,000	230,925
4.95%, 01/15/42	200,000	196,704
3.75%, 07/15/42	100,000	85,150
4.60%, 04/15/48 (a)	200,000	185,820
4.44%, 10/06/48 (a)	350,000	313,897
5.55%, 01/23/49 (a)	800,000	839,072
4.50%, 06/01/50 (a)	150,000	140,235
4.75%, 04/15/58 (a)	150,000	140,652
5.80%, 01/23/59 (a)	350,000	384,569
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	200,000	193,206
3.25%, 03/27/30 (a)	200,000	189,084
2.90%, 03/01/32 (a)	250,000	222,937
4.50%, 08/15/33 (a)	100,000	98,791
5.38%, 09/15/35	100,000	104,670
4.54%, 03/26/42	100,000	91,949
3.75%, 09/15/47 (a)	50,000	39,689
4.50%, 03/15/49 (a)	100,000	89,226
2.70%, 09/15/51 (a)	100,000	65,292
Ascension Health
2.53%, 11/15/29 (a)	150,000	138,183
3.11%, 11/15/39 (a)	100,000	81,483
3.95%, 11/15/46	150,000	128,915
4.85%, 11/15/53	100,000	100,259
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	250,000	237,265
4.80%, 02/26/27 (a)	300,000	304,098
4.88%, 03/03/28 (a)	200,000	204,302
1.75%, 05/28/28 (a)	250,000	229,022
4.85%, 02/26/29 (a)	200,000	204,826
4.90%, 03/03/30 (a)	150,000	154,984
4.90%, 02/26/31 (a)	200,000	205,668
2.25%, 05/28/31 (a)	150,000	130,986
4.88%, 03/03/33 (a)	150,000	154,033
5.00%, 02/26/34 (a)	350,000	360,738
AstraZeneca PLC
3.38%, 11/16/25	300,000	296,145
0.70%, 04/08/26 (a)	200,000	189,080
3.13%, 06/12/27 (a)	100,000	97,204
4.00%, 01/17/29 (a)	150,000	148,884
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.38%, 08/06/30 (a)	250,000	213,085
6.45%, 09/15/37	530,000	611,339
4.00%, 09/18/42	125,000	109,888
4.38%, 11/16/45	100,000	91,074
4.38%, 08/17/48 (a)	150,000	135,764
2.13%, 08/06/50 (a)	50,000	29,450
3.00%, 05/28/51 (a)	200,000	141,218
Banner Health
2.34%, 01/01/30 (a)	100,000	90,166
1.90%, 01/01/31 (a)	100,000	85,709
3.18%, 01/01/50 (a)	100,000	74,047
Baptist Health South Florida Obligated Group
3.12%, 11/15/71 (a)	50,000	31,701
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	150,000	114,591
BAT Capital Corp.
3.22%, 09/06/26 (a)	200,000	194,814
4.70%, 04/02/27 (a)	150,000	150,504
3.56%, 08/15/27 (a)	400,000	390,244
2.26%, 03/25/28 (a)	275,000	253,349
3.46%, 09/06/29 (a)	100,000	94,623
4.91%, 04/02/30 (a)	175,000	176,148
6.34%, 08/02/30 (a)	200,000	215,134
5.83%, 02/20/31 (a)	150,000	157,515
2.73%, 03/25/31 (a)	250,000	220,105
4.74%, 03/16/32 (a)	100,000	98,688
7.75%, 10/19/32 (a)	100,000	116,867
6.42%, 08/02/33 (a)	250,000	271,177
6.00%, 02/20/34 (a)	175,000	184,599
4.39%, 08/15/37 (a)	450,000	401,656
3.73%, 09/25/40 (a)	75,000	58,472
7.08%, 08/02/43 (a)	150,000	167,494
4.54%, 08/15/47 (a)	375,000	307,035
4.76%, 09/06/49 (a)	150,000	125,822
5.28%, 04/02/50 (a)	100,000	91,295
3.98%, 09/25/50 (a)	75,000	56,159
5.65%, 03/16/52 (a)	125,000	118,175
7.08%, 08/02/53 (a)	200,000	227,526
BAT International Finance PLC
1.67%, 03/25/26 (a)	250,000	238,702
4.45%, 03/16/28 (a)	200,000	198,558
5.93%, 02/02/29 (a)	200,000	209,960
Baxalta, Inc.
5.25%, 06/23/45 (a)	99,000	97,117
Baxter International, Inc.
2.60%, 08/15/26 (a)	129,000	124,259
1.92%, 02/01/27 (a)	300,000	281,745
2.27%, 12/01/28 (a)	250,000	228,005
3.95%, 04/01/30 (a)	100,000	96,933
1.73%, 04/01/31 (a)	150,000	124,767
2.54%, 02/01/32 (a)	250,000	213,597
3.50%, 08/15/46 (a)	85,000	62,610
3.13%, 12/01/51 (a)	125,000	83,604
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	100,000	83,864
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	86,164
4.19%, 11/15/45 (a)	100,000	89,563
2.84%, 11/15/50 (a)	200,000	139,498
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	298,000	292,106
4.69%, 02/13/28 (a)	150,000	150,930
4.87%, 02/08/29 (a)	100,000	101,670
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.08%, 06/07/29 (a)	100,000	102,476
2.82%, 05/20/30 (a)	150,000	137,219
1.96%, 02/11/31 (a)	200,000	170,076
5.11%, 02/08/34 (a)	100,000	101,778
4.69%, 12/15/44 (a)	250,000	228,227
4.67%, 06/06/47 (a)	200,000	180,834
3.79%, 05/20/50 (a)	150,000	118,848
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)	50,000	33,548
Biogen, Inc.
4.05%, 09/15/25 (a)	300,000	297,549
2.25%, 05/01/30 (a)	300,000	264,909
3.15%, 05/01/50 (a)	300,000	203,397
3.25%, 02/15/51 (a)	292,000	202,274
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	100,000	96,711
3.70%, 03/15/32 (a)	150,000	137,769
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31 (a)	100,000	85,497
3.21%, 06/01/50 (a)	100,000	71,833
Boston Scientific Corp.
2.65%, 06/01/30 (a)	150,000	136,713
6.50%, 11/15/35 (g)	100,000	114,549
4.55%, 03/01/39 (a)	150,000	144,698
4.70%, 03/01/49 (a)	150,000	140,055
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (a)	150,000	143,501
4.95%, 02/20/26	200,000	201,892
3.20%, 06/15/26 (a)	350,000	343,539
4.90%, 02/22/27 (a)	200,000	203,242
3.25%, 02/27/27	75,000	73,340
1.13%, 11/13/27 (a)	150,000	136,479
3.90%, 02/20/28 (a)	300,000	296,418
4.90%, 02/22/29 (a)	300,000	307,668
3.40%, 07/26/29 (a)	450,000	432,603
1.45%, 11/13/30 (a)	250,000	211,337
5.75%, 02/01/31 (a)	150,000	160,725
5.10%, 02/22/31 (a)	225,000	232,702
2.95%, 03/15/32 (a)	350,000	314,545
5.90%, 11/15/33 (a)	200,000	217,934
5.20%, 02/22/34 (a)	500,000	518,680
4.13%, 06/15/39 (a)	325,000	294,583
2.35%, 11/13/40 (a)	150,000	104,589
3.55%, 03/15/42 (a)	250,000	204,195
3.25%, 08/01/42	100,000	77,781
5.50%, 02/22/44 (a)	100,000	103,373
4.63%, 05/15/44 (a)	150,000	139,142
5.00%, 08/15/45 (a)	100,000	97,783
4.35%, 11/15/47 (a)	250,000	217,915
4.55%, 02/20/48 (a)	250,000	224,712
4.25%, 10/26/49 (a)	650,000	555,308
2.55%, 11/13/50 (a)	200,000	124,146
3.70%, 03/15/52 (a)	350,000	269,419
6.25%, 11/15/53 (a)	200,000	225,960
5.55%, 02/22/54 (a)	500,000	516,460
3.90%, 03/15/62 (a)	200,000	152,854
6.40%, 11/15/63 (a)	200,000	229,234
5.65%, 02/22/64 (a)	350,000	361,207
Brown-Forman Corp.
4.75%, 04/15/33 (a)	150,000	151,723
4.00%, 04/15/38 (a)	150,000	136,191
Brunswick Corp.
5.85%, 03/18/29 (a)	100,000	102,367
2.40%, 08/18/31 (a)	150,000	124,191
5.10%, 04/01/52 (a)	75,000	61,378
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (a)	150,000	146,343
3.75%, 09/25/27 (a)	150,000	147,135
2.75%, 05/14/31 (a)	150,000	133,031
Campbell Soup Co.
5.30%, 03/20/26	100,000	101,215
5.20%, 03/19/27	100,000	102,144
4.15%, 03/15/28 (a)	150,000	148,751
5.20%, 03/21/29 (a)	100,000	102,860
5.40%, 03/21/34 (a)	175,000	181,230
4.80%, 03/15/48 (a)	100,000	91,113
3.13%, 04/24/50 (a)	200,000	137,020
Cardinal Health, Inc.
3.75%, 09/15/25 (a)	130,000	128,655
3.41%, 06/15/27 (a)	250,000	243,305
5.13%, 02/15/29 (a)	125,000	127,955
5.45%, 02/15/34 (a)	100,000	103,608
4.50%, 11/15/44 (a)	100,000	86,806
4.90%, 09/15/45 (a)	80,000	73,218
4.37%, 06/15/47 (a)	100,000	84,569
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	50,000	36,404
Cencora, Inc.
3.45%, 12/15/27 (a)	100,000	97,009
2.80%, 05/15/30 (a)	100,000	90,945
2.70%, 03/15/31 (a)	200,000	177,584
5.13%, 02/15/34 (a)	100,000	101,873
4.25%, 03/01/45 (a)	100,000	87,600
4.30%, 12/15/47 (a)	100,000	86,791
Children's Health System of Texas
2.51%, 08/15/50 (a)	150,000	96,468
Children's Hospital
2.93%, 07/15/50 (a)	100,000	68,060
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	88,938
2.59%, 02/01/50 (a)	80,000	53,314
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	90,992
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	100,000	68,201
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	100,000	97,178
5.60%, 11/15/32 (a)	100,000	106,673
3.95%, 08/01/47 (a)	100,000	82,323
5.00%, 06/15/52 (a)	100,000	97,107
Cigna Group
4.13%, 11/15/25 (a)	200,000	198,762
4.50%, 02/25/26 (a)	194,000	193,684
1.25%, 03/15/26 (a)	200,000	190,250
3.40%, 03/01/27 (a)	142,000	138,468
3.05%, 10/15/27 (a)	145,000	139,444
4.38%, 10/15/28 (a)	660,000	656,363
5.00%, 05/15/29 (a)	200,000	204,150
2.40%, 03/15/30 (a)	250,000	224,067
2.38%, 03/15/31 (a)	250,000	217,642
5.13%, 05/15/31 (a)	250,000	256,502
5.40%, 03/15/33 (a)	150,000	155,505
5.25%, 02/15/34 (a)	225,000	229,824
4.80%, 08/15/38 (a)	405,000	387,881
3.20%, 03/15/40 (a)	150,000	115,865
6.13%, 11/15/41	100,000	107,708
4.80%, 07/15/46 (a)	270,000	246,094
3.88%, 10/15/47 (a)	145,000	113,774
4.90%, 12/15/48 (a)	550,000	502,854
3.40%, 03/15/50 (a)	200,000	142,948
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 03/15/51 (a)	250,000	177,617
5.60%, 02/15/54 (a)	250,000	251,812
City of Hope
5.62%, 11/15/43	100,000	100,540
Cleveland Clinic Foundation
4.86%, 01/01/14	50,000	47,273
Clorox Co.
3.10%, 10/01/27 (a)	150,000	144,348
3.90%, 05/15/28 (a)	100,000	98,022
4.60%, 05/01/32 (a)	200,000	199,484
Coca-Cola Co.
3.38%, 03/25/27	200,000	196,954
2.90%, 05/25/27	100,000	96,964
1.45%, 06/01/27	300,000	280,491
1.50%, 03/05/28	100,000	91,798
1.00%, 03/15/28	250,000	225,985
2.13%, 09/06/29	150,000	136,686
3.45%, 03/25/30	200,000	192,786
1.65%, 06/01/30	300,000	260,928
2.00%, 03/05/31	125,000	108,980
1.38%, 03/15/31	250,000	208,750
2.25%, 01/05/32	350,000	306,596
5.00%, 05/13/34 (a)	175,000	182,002
4.65%, 08/14/34 (a)	150,000	151,221
2.50%, 06/01/40	200,000	147,638
2.88%, 05/05/41	150,000	115,635
4.20%, 03/25/50	100,000	89,273
2.60%, 06/01/50	300,000	196,695
3.00%, 03/05/51	250,000	179,015
2.50%, 03/15/51	250,000	159,890
5.30%, 05/13/54 (a)	200,000	207,408
5.20%, 01/14/55 (a)	275,000	280,778
2.75%, 06/01/60	200,000	127,398
5.40%, 05/13/64 (a)	300,000	310,431
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	100,000	99,006
5.25%, 06/01/29 (a)	100,000	103,279
5.45%, 06/01/34 (a)	100,000	104,305
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	200,000	183,308
1.85%, 09/01/32 (a)	100,000	81,432
5.25%, 11/26/43	150,000	154,989
Colgate-Palmolive Co.
4.80%, 03/02/26	100,000	100,922
3.10%, 08/15/27 (a)	200,000	195,390
4.60%, 03/01/28 (a)	75,000	76,439
4.60%, 03/01/33 (a)	150,000	153,061
4.00%, 08/15/45	100,000	88,706
3.70%, 08/01/47 (a)	100,000	84,122
CommonSpirit Health
1.55%, 10/01/25 (a)	125,000	120,473
6.07%, 11/01/27 (a)	100,000	104,685
3.35%, 10/01/29 (a)	150,000	141,582
2.78%, 10/01/30 (a)	150,000	134,729
5.21%, 12/01/31 (a)	150,000	152,971
5.32%, 12/01/34 (a)	125,000	127,676
4.35%, 11/01/42	150,000	132,869
3.82%, 10/01/49 (a)	150,000	121,431
4.19%, 10/01/49 (a)	100,000	84,071
3.91%, 10/01/50 (a)	100,000	79,699
6.46%, 11/01/52 (a)	100,000	115,154
5.55%, 12/01/54 (a)	75,000	77,087
Community Health Network, Inc.
3.10%, 05/01/50 (a)	50,000	34,523
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Conagra Brands, Inc.
4.60%, 11/01/25 (a)	150,000	149,538
5.30%, 10/01/26	200,000	202,880
1.38%, 11/01/27 (a)	250,000	226,945
4.85%, 11/01/28 (a)	250,000	252,075
5.30%, 11/01/38 (a)	100,000	98,488
5.40%, 11/01/48 (a)	200,000	193,116
Constellation Brands, Inc.
4.40%, 11/15/25 (a)	100,000	99,565
4.75%, 12/01/25	100,000	100,038
3.70%, 12/06/26 (a)	100,000	98,247
3.50%, 05/09/27 (a)	100,000	97,477
4.35%, 05/09/27 (a)	100,000	99,672
3.60%, 02/15/28 (a)	150,000	145,394
4.65%, 11/15/28 (a)	100,000	100,320
4.80%, 01/15/29 (a)	100,000	101,140
3.15%, 08/01/29 (a)	50,000	46,923
2.88%, 05/01/30 (a)	200,000	182,696
2.25%, 08/01/31 (a)	150,000	128,076
4.75%, 05/09/32 (a)	150,000	149,550
4.90%, 05/01/33 (a)	150,000	149,801
4.50%, 05/09/47 (a)	75,000	65,759
4.10%, 02/15/48 (a)	100,000	82,658
5.25%, 11/15/48 (a)	75,000	72,900
3.75%, 05/01/50 (a)	150,000	116,225
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	50,000	39,130
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	100,000	76,085
CVS Health Corp.
5.00%, 02/20/26 (a)	250,000	250,872
2.88%, 06/01/26 (a)	300,000	291,015
3.00%, 08/15/26 (a)	100,000	97,087
3.63%, 04/01/27 (a)	150,000	146,897
6.25%, 06/01/27	75,000	78,217
1.30%, 08/21/27 (a)	400,000	365,140
4.30%, 03/25/28 (a)	945,000	933,565
5.00%, 01/30/29 (a)	200,000	202,876
5.40%, 06/01/29 (a)	200,000	205,484
3.25%, 08/15/29 (a)	300,000	280,449
5.13%, 02/21/30 (a)	250,000	254,150
3.75%, 04/01/30 (a)	300,000	284,427
1.75%, 08/21/30 (a)	250,000	210,540
5.25%, 01/30/31 (a)	100,000	101,768
1.88%, 02/28/31 (a)	250,000	207,347
5.55%, 06/01/31 (a)	150,000	154,282
2.13%, 09/15/31 (a)	200,000	166,190
5.25%, 02/21/33 (a)	300,000	301,905
5.30%, 06/01/33 (a)	200,000	201,144
5.70%, 06/01/34 (a)	200,000	204,990
4.88%, 07/20/35 (a)	100,000	96,688
4.78%, 03/25/38 (a)	900,000	828,261
6.13%, 09/15/39	150,000	155,563
4.13%, 04/01/40 (a)	200,000	167,460
2.70%, 08/21/40 (a)	200,000	138,406
5.30%, 12/05/43 (a)	100,000	94,082
6.00%, 06/01/44 (a)	150,000	151,434
5.13%, 07/20/45 (a)	600,000	541,890
5.05%, 03/25/48 (a)	1,500,000	1,332,345
4.25%, 04/01/50 (a)	150,000	118,119
5.63%, 02/21/53 (a)	200,000	191,700
5.88%, 06/01/53 (a)	300,000	296,253
6.05%, 06/01/54 (a)	175,000	176,860
6.00%, 06/01/63 (a)	100,000	99,483
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	49,366
4.38%, 09/15/45 (a)	100,000	91,351
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.60%, 10/01/50 (a)	200,000	129,044
2.80%, 12/10/51 (a)	200,000	133,416
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	50,000	40,898
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	150,000	136,356
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	200,000	184,494
3.25%, 11/15/39 (a)	150,000	124,296
3.40%, 11/15/49 (a)	150,000	114,051
Diageo Capital PLC
1.38%, 09/29/25 (a)	200,000	193,394
5.38%, 10/05/26 (a)	200,000	203,782
3.88%, 05/18/28 (a)	200,000	196,792
2.38%, 10/24/29 (a)	200,000	182,212
2.00%, 04/29/30 (a)	250,000	220,557
2.13%, 04/29/32 (a)	200,000	169,012
5.50%, 01/24/33 (a)	200,000	211,514
5.63%, 10/05/33 (a)	200,000	213,492
3.88%, 04/29/43 (a)	100,000	85,530
Diageo Investment Corp.
4.25%, 05/11/42	150,000	134,315
Dignity Health
4.50%, 11/01/42	50,000	45,242
5.27%, 11/01/64	50,000	48,105
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	150,000	127,578
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	98,931
Eli Lilly & Co.
5.00%, 02/27/26 (a)	150,000	150,032
4.50%, 02/09/27 (a)	200,000	201,876
5.50%, 03/15/27	100,000	103,554
3.10%, 05/15/27 (a)	100,000	97,618
4.15%, 08/14/27 (a)	200,000	200,534
4.50%, 02/09/29 (a)	200,000	203,410
3.38%, 03/15/29 (a)	200,000	194,482
4.20%, 08/14/29 (a)	200,000	200,414
4.70%, 02/27/33 (a)	200,000	203,190
4.70%, 02/09/34 (a)	250,000	253,285
4.60%, 08/14/34 (a)	200,000	200,654
3.70%, 03/01/45 (a)	100,000	83,882
3.95%, 05/15/47 (a)	50,000	43,373
3.95%, 03/15/49 (a)	200,000	170,462
2.25%, 05/15/50 (a)	200,000	122,916
4.88%, 02/27/53 (a)	200,000	195,940
5.00%, 02/09/54 (a)	300,000	299,544
5.05%, 08/14/54 (a)	200,000	200,874
4.15%, 03/15/59 (a)	75,000	64,128
2.50%, 09/15/60 (a)	175,000	103,553
4.95%, 02/27/63 (a)	225,000	219,631
5.10%, 02/09/64 (a)	250,000	249,745
5.20%, 08/14/64 (a)	200,000	202,778
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	100,000	97,302
4.38%, 05/15/28 (a)	100,000	100,501
2.38%, 12/01/29 (a)	100,000	90,862
2.60%, 04/15/30 (a)	150,000	136,499
1.95%, 03/15/31 (a)	150,000	128,337
4.65%, 05/15/33 (a)	100,000	99,836
5.00%, 02/14/34 (a)	150,000	153,076
6.00%, 05/15/37	90,000	99,356
4.15%, 03/15/47 (a)	100,000	84,572
3.13%, 12/01/49 (a)	150,000	106,079
5.15%, 05/15/53 (a)	100,000	100,483
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	100,000	86,155
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (a)	300,000	227,916
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	40,090
GE HealthCare Technologies, Inc.
5.60%, 11/15/25 (a)	300,000	302,505
5.65%, 11/15/27 (a)	300,000	309,849
4.80%, 08/14/29 (a)	200,000	201,658
5.86%, 03/15/30 (a)	200,000	211,714
5.91%, 11/22/32 (a)	300,000	319,983
6.38%, 11/22/52 (a)	200,000	228,072
General Mills, Inc.
4.70%, 01/30/27 (a)	100,000	100,625
3.20%, 02/10/27 (a)	200,000	194,202
4.20%, 04/17/28 (a)	250,000	248,520
5.50%, 10/17/28 (a)	100,000	104,027
2.88%, 04/15/30 (a)	150,000	137,577
2.25%, 10/14/31 (a)	150,000	128,775
4.95%, 03/29/33 (a)	200,000	201,976
5.40%, 06/15/40	75,000	75,840
3.00%, 02/01/51 (a)	150,000	100,832
Gilead Sciences, Inc.
3.65%, 03/01/26 (a)	500,000	493,355
2.95%, 03/01/27 (a)	200,000	193,778
1.20%, 10/01/27 (a)	150,000	136,848
1.65%, 10/01/30 (a)	200,000	170,404
5.25%, 10/15/33 (a)	200,000	208,428
4.60%, 09/01/35 (a)	200,000	196,214
4.00%, 09/01/36 (a)	100,000	92,027
2.60%, 10/01/40 (a)	200,000	144,594
5.65%, 12/01/41 (a)	224,000	234,830
4.80%, 04/01/44 (a)	300,000	282,102
4.50%, 02/01/45 (a)	350,000	314,482
4.75%, 03/01/46 (a)	370,000	343,634
4.15%, 03/01/47 (a)	300,000	254,760
2.80%, 10/01/50 (a)	250,000	164,555
5.55%, 10/15/53 (a)	175,000	182,364
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	200,000	192,632
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	400,000	395,248
6.38%, 05/15/38	463,000	530,867
4.20%, 03/18/43	100,000	89,379
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	200,000	145,948
2.88%, 09/01/50 (a)	100,000	69,673
4.50%, 07/01/57 (a)	50,000	45,317
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	400,000	390,432
3.38%, 03/24/29 (a)	250,000	239,077
3.63%, 03/24/32 (a)	400,000	371,804
4.00%, 03/24/52 (a)	250,000	209,252
Hartford HealthCare Corp.
3.45%, 07/01/54	75,000	56,008
Hasbro, Inc.
3.55%, 11/19/26 (a)	150,000	146,019
3.50%, 09/15/27 (a)	100,000	96,342
3.90%, 11/19/29 (a)	100,000	95,700
6.05%, 05/14/34 (a)	100,000	103,725
6.35%, 03/15/40	50,000	52,517
5.10%, 05/15/44 (a)	50,000	44,902
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HCA, Inc.
5.88%, 02/15/26 (a)	250,000	252,175
5.25%, 06/15/26 (a)	250,000	251,022
5.38%, 09/01/26 (a)	200,000	201,410
4.50%, 02/15/27 (a)	200,000	199,318
3.13%, 03/15/27 (a)	200,000	193,066
5.20%, 06/01/28 (a)	200,000	203,630
5.63%, 09/01/28 (a)	250,000	257,837
5.88%, 02/01/29 (a)	200,000	208,120
3.38%, 03/15/29 (a)	100,000	94,639
4.13%, 06/15/29 (a)	350,000	341,677
3.50%, 09/01/30 (a)	500,000	466,285
5.45%, 04/01/31 (a)	300,000	307,824
2.38%, 07/15/31 (a)	200,000	170,380
3.63%, 03/15/32 (a)	350,000	318,409
5.50%, 06/01/33 (a)	250,000	256,195
5.60%, 04/01/34 (a)	250,000	257,307
5.45%, 09/15/34 (a)	200,000	202,672
5.13%, 06/15/39 (a)	150,000	145,304
4.38%, 03/15/42 (a)	100,000	85,437
5.50%, 06/15/47 (a)	275,000	266,546
5.25%, 06/15/49 (a)	350,000	325,146
3.50%, 07/15/51 (a)	225,000	158,213
4.63%, 03/15/52 (a)	350,000	296,383
5.90%, 06/01/53 (a)	200,000	204,014
6.00%, 04/01/54 (a)	275,000	283,866
5.95%, 09/15/54 (a)	150,000	153,561
6.10%, 04/01/64 (a)	150,000	154,150
Hershey Co.
4.25%, 05/04/28 (a)	150,000	150,679
2.45%, 11/15/29 (a)	100,000	91,783
4.50%, 05/04/33 (a)	150,000	150,720
3.13%, 11/15/49 (a)	100,000	72,169
2.65%, 06/01/50 (a)	100,000	65,036
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52 (a)	75,000	62,168
Hormel Foods Corp.
4.80%, 03/30/27 (a)	100,000	101,400
1.70%, 06/03/28 (a)	150,000	137,064
1.80%, 06/11/30 (a)	150,000	131,063
3.05%, 06/03/51 (a)	150,000	105,354
Icon Investments Six DAC
5.81%, 05/08/27 (a)	200,000	205,300
5.85%, 05/08/29 (a)	200,000	209,106
6.00%, 05/08/34 (a)	200,000	210,984
Illumina, Inc.
5.80%, 12/12/25 (a)	100,000	101,062
5.75%, 12/13/27 (a)	100,000	103,143
2.55%, 03/23/31 (a)	150,000	128,600
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	55,000	47,454
Ingredion, Inc.
2.90%, 06/01/30 (a)	150,000	138,107
3.90%, 06/01/50 (a)	100,000	78,343
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	100,000	77,778
IQVIA, Inc.
5.70%, 05/15/28 (a)	200,000	206,192
6.25%, 02/01/29 (a)	200,000	211,408
J.M. Smucker Co.
5.90%, 11/15/28 (a)	200,000	211,350
2.38%, 03/15/30 (a)	100,000	89,439
2.13%, 03/15/32 (a)	250,000	208,852
4.25%, 03/15/35	100,000	94,054
6.50%, 11/15/43 (a)	200,000	219,678
4.38%, 03/15/45	100,000	87,400
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.55%, 03/15/50 (a)	100,000	72,866
6.50%, 11/15/53 (a)	150,000	168,058
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
2.50%, 01/15/27 (a)	150,000	142,478
5.13%, 02/01/28 (a)	200,000	201,580
3.00%, 02/02/29 (a)	100,000	92,319
5.50%, 01/15/30 (a)	250,000	251,980
3.75%, 12/01/31 (a)	100,000	90,644
3.63%, 01/15/32 (a)	200,000	179,818
3.00%, 05/15/32 (a)	250,000	213,557
5.75%, 04/01/33 (a)	300,000	307,209
6.75%, 03/15/34 (a)(d)	200,000	218,978
4.38%, 02/02/52 (a)	150,000	117,563
6.50%, 12/01/52 (a)	300,000	315,711
7.25%, 11/15/53 (a)(d)	200,000	228,838
Johns Hopkins Health System Corp.
3.84%, 05/15/46	150,000	126,927
Johnson & Johnson
0.55%, 09/01/25 (a)	150,000	144,359
2.45%, 03/01/26 (a)	300,000	292,881
2.95%, 03/03/27 (a)	200,000	195,424
0.95%, 09/01/27 (a)	300,000	275,223
2.90%, 01/15/28 (a)	200,000	193,600
4.80%, 06/01/29 (a)	200,000	206,972
1.30%, 09/01/30 (a)	400,000	343,376
4.90%, 06/01/31 (a)	200,000	207,940
4.95%, 05/15/33	100,000	106,483
4.38%, 12/05/33 (a)	150,000	152,877
4.95%, 06/01/34 (a)	150,000	156,916
3.55%, 03/01/36 (a)	200,000	183,098
3.63%, 03/03/37 (a)	200,000	181,918
5.95%, 08/15/37	200,000	227,078
3.40%, 01/15/38 (a)	150,000	132,075
5.85%, 07/15/38	100,000	112,253
2.10%, 09/01/40 (a)	250,000	176,480
4.50%, 09/01/40	150,000	146,789
4.50%, 12/05/43 (a)	100,000	97,588
3.70%, 03/01/46 (a)	430,000	363,668
3.75%, 03/03/47 (a)	200,000	168,882
3.50%, 01/15/48 (a)	150,000	121,832
2.25%, 09/01/50 (a)	200,000	125,594
5.25%, 06/01/54 (a)	175,000	184,756
2.45%, 09/01/60 (a)	250,000	151,460
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	97,581
2.81%, 06/01/41 (a)	250,000	190,515
4.88%, 04/01/42	150,000	147,120
4.15%, 05/01/47 (a)	250,000	219,612
3.27%, 11/01/49 (a)	150,000	113,469
3.00%, 06/01/51 (a)	250,000	177,462
Kellanova
3.25%, 04/01/26	150,000	147,078
3.40%, 11/15/27 (a)	100,000	97,134
4.30%, 05/15/28 (a)	100,000	99,727
2.10%, 06/01/30 (a)	150,000	132,932
7.45%, 04/01/31	100,000	115,060
4.50%, 04/01/46	100,000	88,838
5.75%, 05/16/54 (a)	75,000	79,843
Kenvue, Inc.
5.35%, 03/22/26 (a)	100,000	101,504
5.05%, 03/22/28 (a)	150,000	154,191
5.00%, 03/22/30 (a)	150,000	155,373
4.90%, 03/22/33 (a)	300,000	307,179
5.10%, 03/22/43 (a)	150,000	151,486
5.05%, 03/22/53 (a)	150,000	149,603
5.20%, 03/22/63 (a)	200,000	200,116
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Keurig Dr. Pepper, Inc.
2.55%, 09/15/26 (a)	100,000	96,316
5.10%, 03/15/27 (a)	150,000	152,530
4.60%, 05/25/28 (a)	250,000	251,112
5.05%, 03/15/29 (a)	150,000	153,954
3.95%, 04/15/29 (a)	175,000	171,547
3.20%, 05/01/30 (a)	100,000	93,298
2.25%, 03/15/31 (a)	100,000	86,536
5.20%, 03/15/31 (a)	150,000	154,750
4.05%, 04/15/32 (a)	200,000	193,012
5.30%, 03/15/34 (a)	100,000	103,178
4.50%, 11/15/45 (a)	150,000	133,839
4.42%, 12/15/46 (a)	50,000	44,040
3.80%, 05/01/50 (a)	150,000	118,065
3.35%, 03/15/51 (a)	100,000	72,190
4.50%, 04/15/52 (a)	200,000	176,440
Kimberly-Clark Corp.
2.75%, 02/15/26	150,000	146,646
1.05%, 09/15/27 (a)	50,000	45,611
3.95%, 11/01/28 (a)	100,000	99,355
3.20%, 04/25/29 (a)	100,000	96,123
3.10%, 03/26/30 (a)	250,000	236,350
2.00%, 11/02/31 (a)	150,000	129,422
4.50%, 02/16/33 (a)	100,000	100,792
3.20%, 07/30/46 (a)	100,000	74,941
3.90%, 05/04/47 (a)	100,000	83,419
2.88%, 02/07/50 (a)	150,000	105,752
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	38,000	39,230
Koninklijke Philips NV
6.88%, 03/11/38	150,000	170,805
5.00%, 03/15/42	95,000	89,119
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	300,000	292,332
3.88%, 05/15/27 (a)	250,000	246,675
3.75%, 04/01/30 (a)	50,000	48,131
4.25%, 03/01/31 (a)	200,000	196,798
5.00%, 07/15/35 (a)	100,000	101,381
6.88%, 01/26/39	150,000	173,602
6.50%, 02/09/40	125,000	139,011
5.00%, 06/04/42	275,000	259,990
5.20%, 07/15/45 (a)	350,000	335,517
4.38%, 06/01/46 (a)	500,000	428,015
4.88%, 10/01/49 (a)	250,000	228,575
5.50%, 06/01/50 (a)	200,000	200,138
Kroger Co.
3.50%, 02/01/26 (a)	100,000	98,384
4.70%, 08/15/26	200,000	200,612
2.65%, 10/15/26 (a)	150,000	144,362
3.70%, 08/01/27 (a)	100,000	98,026
4.60%, 08/15/27 (a)	200,000	200,580
4.50%, 01/15/29 (a)	200,000	200,818
4.65%, 09/15/29 (a)	250,000	250,043
2.20%, 05/01/30 (a)	100,000	87,836
1.70%, 01/15/31 (a)	100,000	83,512
4.90%, 09/15/31 (a)	250,000	249,700
5.00%, 09/15/34 (a)	400,000	398,928
6.90%, 04/15/38	50,000	57,738
5.40%, 07/15/40 (a)	100,000	99,555
5.00%, 04/15/42 (a)	100,000	94,928
3.88%, 10/15/46 (a)	100,000	78,961
4.45%, 02/01/47 (a)	200,000	172,002
4.65%, 01/15/48 (a)	100,000	88,846
5.40%, 01/15/49 (a)	100,000	98,136
3.95%, 01/15/50 (a)	150,000	118,688
5.50%, 09/15/54 (a)	375,000	367,522
5.65%, 09/15/64 (a)	275,000	269,192
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	150,000	146,189
2.95%, 12/01/29 (a)	100,000	92,294
2.70%, 06/01/31 (a)	150,000	132,240
4.70%, 02/01/45 (a)	150,000	135,770
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	83,548
4.12%, 07/01/55	100,000	86,195
3.34%, 07/01/60 (a)	100,000	71,987
Mattel, Inc.
5.45%, 11/01/41 (a)	75,000	70,336
Mayo Clinic
4.00%, 11/15/47	100,000	86,352
3.20%, 11/15/61 (a)	150,000	106,842
McCormick & Co., Inc.
0.90%, 02/15/26 (a)	200,000	189,596
3.40%, 08/15/27 (a)	150,000	146,234
1.85%, 02/15/31 (a)	100,000	84,529
4.20%, 08/15/47 (a)	50,000	44,465
McKesson Corp.
0.90%, 12/03/25 (a)	100,000	95,497
1.30%, 08/15/26 (a)	200,000	188,366
3.95%, 02/16/28 (a)	100,000	98,417
5.10%, 07/15/33 (a)	150,000	154,179
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	100,000	89,158
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	150,000	149,141
5.90%, 11/01/39	150,000	160,510
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	200,000	200,334
4.50%, 03/30/33 (a)	150,000	149,142
Medtronic, Inc.
4.38%, 03/15/35	400,000	392,076
4.63%, 03/15/45	325,000	305,961
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	100,000	99,280
4.20%, 07/01/55	190,000	168,321
Merck & Co., Inc.
0.75%, 02/24/26 (a)	150,000	142,532
1.70%, 06/10/27 (a)	300,000	281,265
1.90%, 12/10/28 (a)	200,000	182,500
3.40%, 03/07/29 (a)	350,000	338,779
4.30%, 05/17/30 (a)	150,000	150,664
1.45%, 06/24/30 (a)	250,000	214,047
2.15%, 12/10/31 (a)	400,000	344,700
4.50%, 05/17/33 (a)	250,000	250,565
6.50%, 12/01/33 (e)(g)	100,000	114,456
6.55%, 09/15/37	100,000	116,255
3.90%, 03/07/39 (a)	200,000	180,122
2.35%, 06/24/40 (a)	100,000	71,356
3.60%, 09/15/42 (a)	100,000	82,949
4.15%, 05/18/43	200,000	178,354
4.90%, 05/17/44 (a)	150,000	147,198
3.70%, 02/10/45 (a)	400,000	328,480
4.00%, 03/07/49 (a)	300,000	253,488
2.45%, 06/24/50 (a)	250,000	156,320
2.75%, 12/10/51 (a)	400,000	263,296
5.00%, 05/17/53 (a)	250,000	246,350
2.90%, 12/10/61 (a)	250,000	156,707
5.15%, 05/17/63 (a)	150,000	149,489
Methodist Hospital
2.71%, 12/01/50 (a)	150,000	101,886
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	350,000	340,553
5.00%, 05/01/42	200,000	190,490
4.20%, 07/15/46 (a)	330,000	277,071
Mondelez International, Inc.
2.63%, 03/17/27 (a)	150,000	143,699
4.75%, 02/20/29 (a)	100,000	101,529
2.75%, 04/13/30 (a)	150,000	137,688
1.50%, 02/04/31 (a)	75,000	62,333
3.00%, 03/17/32 (a)	150,000	134,487
1.88%, 10/15/32 (a)	150,000	123,236
4.75%, 08/28/34 (a)	100,000	99,488
2.63%, 09/04/50 (a)	150,000	95,292
Montefiore Obligated Group
4.29%, 09/01/50	100,000	71,023
Mount Sinai Hospital
3.74%, 07/01/49 (a)	100,000	70,149
3.39%, 07/01/50 (a)	150,000	97,116
MultiCare Health System
2.80%, 08/15/50 (a)	100,000	63,930
Mylan, Inc.
4.55%, 04/15/28 (a)	150,000	148,562
5.40%, 11/29/43 (a)	100,000	90,692
5.20%, 04/15/48 (a)	100,000	85,760
New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	100,000	71,272
4.02%, 08/01/45	150,000	132,051
2.61%, 08/01/60 (a)	100,000	60,892
3.95%, 08/01/19 (a)	100,000	75,370
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	45,000	37,000
4.26%, 11/01/47 (a)	150,000	127,370
3.81%, 11/01/49 (a)	100,000	78,978
Novant Health, Inc.
2.64%, 11/01/36 (a)	100,000	79,599
3.17%, 11/01/51 (a)	100,000	71,257
Novartis Capital Corp.
3.00%, 11/20/25 (a)	350,000	344,452
2.00%, 02/14/27 (a)	200,000	190,280
3.10%, 05/17/27 (a)	200,000	195,014
2.20%, 08/14/30 (a)	250,000	224,620
3.70%, 09/21/42	100,000	85,959
4.40%, 05/06/44	350,000	327,306
4.00%, 11/20/45 (a)	225,000	197,046
2.75%, 08/14/50 (a)	200,000	137,758
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	50,000	33,066
NYU Langone Hospitals
4.78%, 07/01/44	100,000	96,868
4.37%, 07/01/47 (a)	100,000	92,381
3.38%, 07/01/55 (a)	150,000	110,694
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	50,000	37,434
OhioHealth Corp.
2.30%, 11/15/31 (a)	150,000	128,711
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	50,000	43,898
3.33%, 10/01/50 (a)	100,000	76,673
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	50,000	47,913
4.79%, 11/15/48 (a)	75,000	69,041
3.22%, 11/15/50 (a)	100,000	69,438
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 02/16/34 (a)	100,000	101,006
PepsiCo, Inc.
2.85%, 02/24/26 (a)	100,000	98,093
2.38%, 10/06/26 (a)	250,000	241,560
5.13%, 11/10/26 (a)	150,000	153,067
2.63%, 03/19/27 (a)	150,000	144,699
3.00%, 10/15/27 (a)	250,000	242,610
3.60%, 02/18/28 (a)	150,000	147,717
4.45%, 05/15/28 (a)	150,000	152,197
7.00%, 03/01/29	150,000	167,691
4.50%, 07/17/29 (a)	150,000	153,124
2.63%, 07/29/29 (a)	250,000	233,560
2.75%, 03/19/30 (a)	350,000	324,327
1.63%, 05/01/30 (a)	200,000	174,328
1.40%, 02/25/31 (a)	200,000	167,614
1.95%, 10/21/31 (a)	250,000	214,385
3.90%, 07/18/32 (a)	200,000	194,240
4.45%, 02/15/33 (a)	250,000	258,485
4.80%, 07/17/34 (a)	100,000	101,964
5.50%, 01/15/40	150,000	160,939
3.50%, 03/19/40 (a)	50,000	42,071
2.63%, 10/21/41 (a)	150,000	110,034
4.00%, 03/05/42	100,000	88,539
3.60%, 08/13/42	75,000	62,245
4.45%, 04/14/46 (a)	200,000	184,104
3.45%, 10/06/46 (a)	150,000	118,454
4.00%, 05/02/47 (a)	100,000	85,674
3.38%, 07/29/49 (a)	75,000	57,292
2.88%, 10/15/49 (a)	150,000	105,425
3.63%, 03/19/50 (a)	200,000	160,480
2.75%, 10/21/51 (a)	150,000	100,845
4.20%, 07/18/52 (a)	100,000	88,076
4.65%, 02/15/53 (a)	100,000	94,604
5.25%, 07/17/54 (a)	100,000	103,772
3.88%, 03/19/60 (a)	100,000	81,836
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26 (a)	600,000	600,696
4.45%, 05/19/28 (a)	700,000	703,682
4.65%, 05/19/30 (a)	500,000	508,200
4.75%, 05/19/33 (a)	950,000	955,453
5.11%, 05/19/43 (a)	500,000	494,785
5.30%, 05/19/53 (a)	1,125,000	1,131,761
5.34%, 05/19/63 (a)	750,000	744,930
Pfizer, Inc.
2.75%, 06/03/26	250,000	243,510
3.00%, 12/15/26	350,000	341,145
3.60%, 09/15/28 (a)	200,000	195,924
3.45%, 03/15/29 (a)	300,000	290,910
2.63%, 04/01/30 (a)	200,000	183,664
1.70%, 05/28/30 (a)	200,000	174,072
1.75%, 08/18/31 (a)	200,000	168,858
4.00%, 12/15/36	150,000	140,586
4.10%, 09/15/38 (a)	150,000	137,972
3.90%, 03/15/39 (a)	125,000	111,568
7.20%, 03/15/39	460,000	563,252
2.55%, 05/28/40 (a)	200,000	145,822
5.60%, 09/15/40	50,000	52,614
4.30%, 06/15/43	100,000	90,433
4.40%, 05/15/44	180,000	167,738
4.13%, 12/15/46	200,000	172,380
4.20%, 09/15/48 (a)	200,000	173,462
4.00%, 03/15/49 (a)	250,000	211,490
2.70%, 05/28/50 (a)	200,000	134,226
Pharmacia LLC
6.60%, 12/01/28	150,000	163,081
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Philip Morris International, Inc.
5.00%, 11/17/25	200,000	200,788
4.88%, 02/13/26	350,000	351,809
0.88%, 05/01/26 (a)	150,000	141,428
4.75%, 02/12/27	200,000	202,004
5.13%, 11/17/27 (a)	300,000	306,801
4.88%, 02/15/28 (a)	250,000	253,555
3.13%, 03/02/28 (a)	100,000	95,891
5.25%, 09/07/28 (a)	150,000	154,441
4.88%, 02/13/29 (a)	200,000	203,460
3.38%, 08/15/29 (a)	150,000	142,865
5.63%, 11/17/29 (a)	250,000	263,350
5.13%, 02/15/30 (a)	450,000	462,753
2.10%, 05/01/30 (a)	150,000	132,456
1.75%, 11/01/30 (a)	150,000	127,572
5.13%, 02/13/31 (a)	200,000	205,334
5.75%, 11/17/32 (a)	300,000	317,751
5.38%, 02/15/33 (a)	500,000	516,015
5.63%, 09/07/33 (a)	150,000	157,632
5.25%, 02/13/34 (a)	300,000	306,996
6.38%, 05/16/38	250,000	281,482
4.38%, 11/15/41	200,000	177,574
4.50%, 03/20/42	100,000	90,336
3.88%, 08/21/42	100,000	82,868
4.13%, 03/04/43	175,000	148,759
4.88%, 11/15/43	100,000	94,041
4.25%, 11/10/44	200,000	171,900
Piedmont Healthcare, Inc.
2.72%, 01/01/42 (a)	200,000	146,036
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	200,000	188,318
3.50%, 03/01/32 (a)	150,000	132,743
6.25%, 07/01/33 (a)	150,000	158,653
6.88%, 05/15/34 (a)	100,000	110,498
Polaris, Inc.
6.95%, 03/15/29 (a)	100,000	107,342
Procter & Gamble Co.
0.55%, 10/29/25	125,000	119,900
2.70%, 02/02/26	150,000	146,766
1.00%, 04/23/26	250,000	237,845
2.45%, 11/03/26	241,000	233,124
1.90%, 02/01/27	200,000	190,226
2.80%, 03/25/27	100,000	97,058
2.85%, 08/11/27	150,000	145,430
3.95%, 01/26/28	100,000	99,807
4.35%, 01/29/29	100,000	101,651
3.00%, 03/25/30	300,000	284,682
1.20%, 10/29/30	150,000	126,837
1.95%, 04/23/31	150,000	132,104
2.30%, 02/01/32	200,000	178,322
4.05%, 01/26/33	150,000	148,845
4.55%, 01/29/34	150,000	152,971
5.55%, 03/05/37	150,000	165,411
3.55%, 03/25/40	100,000	87,342
3.50%, 10/25/47	100,000	82,722
3.60%, 03/25/50	100,000	83,326
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	181,836
5.40%, 10/01/33 (a)	100,000	102,956
3.93%, 10/01/48 (a)	100,000	80,054
2.70%, 10/01/51 (a)	150,000	93,510
Quest Diagnostics, Inc.
4.20%, 06/30/29 (a)	100,000	98,697
4.63%, 12/15/29 (a)	100,000	100,282
2.95%, 06/30/30 (a)	150,000	137,658
2.80%, 06/30/31 (a)	200,000	177,544
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.40%, 11/30/33 (a)	125,000	137,689
5.00%, 12/15/34 (a)	150,000	149,211
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	250,000	213,955
2.80%, 09/15/50 (a)	150,000	97,427
Revvity, Inc.
1.90%, 09/15/28 (a)	100,000	90,056
3.30%, 09/15/29 (a)	150,000	140,561
2.55%, 03/15/31 (a)	100,000	86,644
2.25%, 09/15/31 (a)	150,000	126,827
3.63%, 03/15/51 (a)	50,000	36,575
Reynolds American, Inc.
5.70%, 08/15/35 (a)	150,000	153,811
7.25%, 06/15/37	75,000	85,106
6.15%, 09/15/43	100,000	101,755
5.85%, 08/15/45 (a)	350,000	343,451
Royalty Pharma PLC
1.20%, 09/02/25 (a)	100,000	96,391
1.75%, 09/02/27 (a)	200,000	184,550
5.15%, 09/02/29 (a)	75,000	76,396
2.20%, 09/02/30 (a)	200,000	173,350
2.15%, 09/02/31 (a)	150,000	126,227
5.40%, 09/02/34 (a)	75,000	75,977
3.30%, 09/02/40 (a)	200,000	152,128
3.55%, 09/02/50 (a)	150,000	106,430
3.35%, 09/02/51 (a)	150,000	101,904
5.90%, 09/02/54 (a)	75,000	76,155
Rush Obligated Group
3.92%, 11/15/29 (a)	100,000	97,626
Sanofi SA
3.63%, 06/19/28 (a)	250,000	246,772
Sharp HealthCare
2.68%, 08/01/50 (a)	50,000	33,584
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	285,000	278,650
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	215,182
5.40%, 03/20/34 (a)	150,000	153,258
Solventum Corp.
5.45%, 02/25/27 (a)(d)	200,000	202,966
5.40%, 03/01/29 (a)(d)	250,000	255,160
5.45%, 03/13/31 (a)(d)	200,000	203,836
5.60%, 03/23/34 (a)(d)	275,000	280,582
5.90%, 04/30/54 (a)(d)	250,000	253,445
6.00%, 05/15/64 (a)(d)	100,000	100,665
SSM Health Care Corp.
4.89%, 06/01/28 (a)	100,000	101,620
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	94,776
3.80%, 11/15/48 (a)	150,000	126,623
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	150,000	131,576
3.75%, 03/15/51 (a)	150,000	112,896
Stryker Corp.
3.38%, 11/01/25 (a)	150,000	147,806
3.50%, 03/15/26 (a)	150,000	147,630
3.65%, 03/07/28 (a)	150,000	146,522
4.85%, 12/08/28 (a)	75,000	76,406
1.95%, 06/15/30 (a)	200,000	174,676
4.38%, 05/15/44 (a)	100,000	89,641
4.63%, 03/15/46 (a)	175,000	161,145
2.90%, 06/15/50 (a)	150,000	103,352
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sutter Health
2.29%, 08/15/30 (a)	100,000	88,717
3.16%, 08/15/40 (a)	100,000	79,773
4.09%, 08/15/48 (a)	65,000	55,972
3.36%, 08/15/50 (a)	75,000	56,735
5.55%, 08/15/53 (a)	100,000	106,886
Sysco Corp.
3.75%, 10/01/25 (a)	100,000	98,985
3.30%, 07/15/26 (a)	150,000	146,796
3.25%, 07/15/27 (a)	150,000	145,170
2.40%, 02/15/30 (a)	100,000	89,671
5.95%, 04/01/30 (a)	200,000	213,538
2.45%, 12/14/31 (a)	150,000	129,402
6.00%, 01/17/34 (a)	100,000	108,478
6.60%, 04/01/40 (a)	75,000	83,951
4.85%, 10/01/45 (a)	100,000	91,813
4.50%, 04/01/46 (a)	75,000	65,594
4.45%, 03/15/48 (a)	100,000	86,267
3.30%, 02/15/50 (a)	100,000	71,941
6.60%, 04/01/50 (a)	250,000	287,952
3.15%, 12/14/51 (a)	150,000	102,233
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	250,000	254,867
2.05%, 03/31/30 (a)	500,000	439,120
5.30%, 07/05/34 (a)	200,000	205,224
3.03%, 07/09/40 (a)	200,000	151,328
3.18%, 07/09/50 (a)	450,000	313,389
5.65%, 07/05/54 (a)	200,000	204,374
3.38%, 07/09/60 (a)	200,000	135,996
5.80%, 07/05/64 (a)	200,000	205,088
Texas Health Resources
2.33%, 11/15/50 (a)	200,000	124,524
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26 (a)	100,000	101,371
4.80%, 11/21/27 (a)	200,000	203,918
1.75%, 10/15/28 (a)	100,000	91,096
5.00%, 01/31/29 (a)	200,000	205,802
2.60%, 10/01/29 (a)	150,000	138,956
4.98%, 08/10/30 (a)	150,000	155,230
2.00%, 10/15/31 (a)	250,000	213,870
4.95%, 11/21/32 (a)	150,000	154,332
5.09%, 08/10/33 (a)	200,000	206,542
5.20%, 01/31/34 (a)	100,000	104,258
2.80%, 10/15/41 (a)	250,000	185,935
5.40%, 08/10/43 (a)	100,000	104,108
5.30%, 02/01/44 (a)	45,000	45,550
4.10%, 08/15/47 (a)	150,000	129,848
Trinity Health Corp.
4.13%, 12/01/45	100,000	88,309
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	200,000	198,064
3.55%, 06/02/27 (a)	250,000	244,002
4.35%, 03/01/29 (a)	150,000	148,418
5.40%, 03/15/29 (a)	100,000	103,119
5.70%, 03/15/34 (a)	175,000	182,010
4.88%, 08/15/34 (a)	50,000	49,513
5.15%, 08/15/44 (a)	150,000	140,553
4.55%, 06/02/47 (a)	100,000	85,521
5.10%, 09/28/48 (a)	300,000	278,307
Unilever Capital Corp.
2.00%, 07/28/26	250,000	240,372
2.90%, 05/05/27 (a)	250,000	242,070
4.25%, 08/12/27 (a)	150,000	150,604
3.50%, 03/22/28 (a)	250,000	244,245
4.88%, 09/08/28 (a)	150,000	153,724
2.13%, 09/06/29 (a)	150,000	136,001
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.38%, 09/14/30 (a)	100,000	84,490
1.75%, 08/12/31 (a)	150,000	127,179
5.90%, 11/15/32	100,000	109,927
5.00%, 12/08/33 (a)	150,000	155,433
4.63%, 08/12/34 (a)	150,000	150,377
2.63%, 08/12/51 (a)	100,000	66,935
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	150,000	141,017
2.65%, 10/15/30 (a)	225,000	199,109
UPMC
5.04%, 05/15/33 (a)	150,000	152,049
5.38%, 05/15/43 (a)	100,000	102,891
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	400,000	394,572
5.25%, 06/15/46 (a)	200,000	173,820
Viatris, Inc.
2.30%, 06/22/27 (a)	100,000	93,560
2.70%, 06/22/30 (a)	300,000	264,360
3.85%, 06/22/40 (a)	250,000	191,197
4.00%, 06/22/50 (a)	400,000	284,376
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	69,325
Whirlpool Corp.
4.75%, 02/26/29 (a)(c)	100,000	100,516
2.40%, 05/15/31 (a)	100,000	84,767
5.75%, 03/01/34 (a)	100,000	101,565
4.50%, 06/01/46 (a)	100,000	82,463
4.60%, 05/15/50 (a)	100,000	81,757
Willis-Knighton Medical Center
3.07%, 03/01/51 (a)	150,000	102,644
Wyeth LLC
6.50%, 02/01/34	150,000	170,029
6.00%, 02/15/36	100,000	110,409
5.95%, 04/01/37	300,000	328,173
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	100,000	63,509
Zimmer Biomet Holdings, Inc.
3.05%, 01/15/26 (a)	100,000	97,876
5.35%, 12/01/28 (a)	100,000	103,107
2.60%, 11/24/31 (a)	150,000	130,248
5.20%, 09/15/34 (a)	100,000	100,801
5.75%, 11/30/39	75,000	78,540
4.45%, 08/15/45 (a)	75,000	65,771
Zoetis, Inc.
5.40%, 11/14/25 (a)	100,000	100,744
3.00%, 09/12/27 (a)	100,000	96,030
3.90%, 08/20/28 (a)	100,000	98,386
2.00%, 05/15/30 (a)	150,000	131,103
5.60%, 11/16/32 (a)	250,000	263,525
4.70%, 02/01/43 (a)	195,000	181,266
3.95%, 09/12/47 (a)	100,000	81,983
4.45%, 08/20/48 (a)	100,000	88,984
3.00%, 05/15/50 (a)	100,000	69,045
		194,317,034
Energy 1.7%
6297782 LLC
4.91%, 09/01/27 (a)(d)	200,000	200,466
5.03%, 10/01/29 (a)(d)	200,000	199,622
5.58%, 10/01/34 (a)(d)	200,000	199,170
6.18%, 10/01/54 (a)(d)	200,000	199,962
Apache Corp.
4.38%, 10/15/28 (a)	100,000	97,701
4.25%, 01/15/30 (a)	100,000	95,624
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 01/15/37	100,000	102,878
5.10%, 09/01/40 (a)	225,000	199,048
5.25%, 02/01/42 (a)	100,000	88,274
4.75%, 04/15/43 (a)	100,000	81,987
Baker Hughes Holdings LLC
5.13%, 09/15/40	200,000	197,018
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (a)	100,000	95,087
3.34%, 12/15/27 (a)	200,000	194,020
3.14%, 11/07/29 (a)	100,000	93,997
4.49%, 05/01/30 (a)	150,000	150,616
4.08%, 12/15/47 (a)	250,000	208,480
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	100,000	99,560
4.80%, 05/03/29 (a)	100,000	100,051
3.40%, 02/15/31 (a)	100,000	90,459
3.60%, 09/01/32 (a)	100,000	89,677
5.63%, 08/01/34 (a)	100,000	102,128
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	100,000	99,238
3.41%, 02/11/26 (a)	150,000	147,911
3.12%, 05/04/26 (a)	200,000	195,858
3.02%, 01/16/27 (a)	100,000	97,152
3.54%, 04/06/27 (a)	100,000	98,180
3.59%, 04/14/27 (a)	100,000	98,377
5.02%, 11/17/27 (a)	150,000	153,316
3.94%, 09/21/28 (a)	150,000	147,842
4.23%, 11/06/28 (a)	350,000	348,985
4.70%, 04/10/29 (a)	200,000	202,744
4.97%, 10/17/29 (a)	150,000	153,861
3.63%, 04/06/30 (a)	300,000	288,798
1.75%, 08/10/30 (a)	200,000	172,442
2.72%, 01/12/32 (a)	350,000	308,416
4.81%, 02/13/33 (a)	400,000	400,372
4.89%, 09/11/33 (a)	350,000	352,436
4.99%, 04/10/34 (a)	150,000	151,702
5.23%, 11/17/34 (a)	175,000	180,311
3.06%, 06/17/41 (a)	300,000	229,053
3.00%, 02/24/50 (a)	400,000	274,672
2.77%, 11/10/50 (a)	250,000	162,487
2.94%, 06/04/51 (a)	400,000	268,684
3.00%, 03/17/52 (a)	250,000	169,360
3.38%, 02/08/61 (a)	300,000	208,053
BP Capital Markets PLC
3.28%, 09/19/27 (a)	350,000	340,739
3.72%, 11/28/28 (a)	150,000	146,340
Burlington Resources LLC
7.40%, 12/01/31	200,000	232,380
5.95%, 10/15/36	75,000	81,641
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	250,000	245,335
2.95%, 07/15/30 (a)	100,000	90,668
7.20%, 01/15/32	75,000	84,819
6.45%, 06/30/33	195,000	210,898
6.25%, 03/15/38	180,000	191,957
6.75%, 02/01/39	150,000	166,525
4.95%, 06/01/47 (a)	100,000	89,607
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	100,000	85,438
5.25%, 06/15/37 (a)	76,000	74,865
6.75%, 11/15/39	100,000	111,969
5.40%, 06/15/47 (a)	100,000	96,122
3.75%, 02/15/52 (a)	150,000	109,520
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	275,000	277,865
3.70%, 11/15/29 (a)	200,000	190,590
2.74%, 12/31/39 (a)	100,000	81,701
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	250,000	244,682
4.00%, 03/01/31 (a)	250,000	236,005
3.25%, 01/31/32 (a)	150,000	133,070
5.95%, 06/30/33 (a)	300,000	315,006
5.75%, 08/15/34 (a)(d)	200,000	206,966
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	300,000	296,931
5.65%, 04/15/34 (a)(d)	300,000	308,724
Chevron Corp.
3.33%, 11/17/25 (a)	125,000	123,494
2.95%, 05/16/26 (a)	400,000	391,660
2.00%, 05/11/27 (a)	200,000	189,538
2.24%, 05/11/30 (a)	250,000	224,455
3.08%, 05/11/50 (a)	150,000	108,383
Chevron USA, Inc.
1.02%, 08/12/27 (a)	150,000	137,303
3.85%, 01/15/28 (a)	100,000	99,390
3.25%, 10/15/29 (a)	100,000	95,766
6.00%, 03/01/41 (a)	50,000	55,567
5.25%, 11/15/43 (a)	100,000	103,949
2.34%, 08/12/50 (a)	150,000	92,190
Columbia Pipeline Group, Inc.
5.80%, 06/01/45 (a)	100,000	101,644
Conoco Funding Co.
7.25%, 10/15/31	100,000	115,510
ConocoPhillips
5.90%, 10/15/32	100,000	108,701
6.50%, 02/01/39	300,000	344,379
4.88%, 10/01/47 (a)	100,000	96,445
ConocoPhillips Co.
6.95%, 04/15/29	200,000	222,266
5.05%, 09/15/33 (a)	150,000	154,005
3.76%, 03/15/42 (a)	150,000	124,754
4.30%, 11/15/44 (a)	150,000	131,892
3.80%, 03/15/52 (a)	200,000	158,418
5.30%, 05/15/53 (a)	150,000	149,300
5.55%, 03/15/54 (a)	200,000	206,028
4.03%, 03/15/62 (a)	307,000	243,958
5.70%, 09/15/63 (a)	150,000	156,813
Continental Resources, Inc.
4.38%, 01/15/28 (a)	250,000	245,335
4.90%, 06/01/44 (a)	100,000	85,089
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	150,000	147,131
4.38%, 03/15/29 (a)	100,000	97,968
5.60%, 03/15/34 (a)	75,000	76,856
DCP Midstream Operating LP
5.13%, 05/15/29 (a)	200,000	203,440
3.25%, 02/15/32 (a)	200,000	177,116
Devon Energy Corp.
5.85%, 12/15/25 (a)	100,000	101,133
5.25%, 10/15/27 (a)	130,000	131,130
5.88%, 06/15/28 (a)(d)	30,000	30,326
4.50%, 01/15/30 (a)	130,000	128,970
7.88%, 09/30/31	100,000	116,245
7.95%, 04/15/32	100,000	117,431
5.20%, 09/15/34 (a)	200,000	197,938
5.60%, 07/15/41 (a)	250,000	244,115
4.75%, 05/15/42 (a)	100,000	87,778
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 06/15/45 (a)	100,000	89,300
5.75%, 09/15/54 (a)	200,000	194,368
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	200,000	194,728
5.20%, 04/18/27 (a)	150,000	152,539
3.50%, 12/01/29 (a)	150,000	141,939
5.15%, 01/30/30 (a)	150,000	153,442
3.13%, 03/24/31 (a)	150,000	135,567
6.25%, 03/15/33 (a)	200,000	215,192
5.40%, 04/18/34 (a)	200,000	203,798
4.40%, 03/24/51 (a)	100,000	83,025
4.25%, 03/15/52 (a)	150,000	120,461
6.25%, 03/15/53 (a)	100,000	106,647
5.75%, 04/18/54 (a)	250,000	250,322
5.90%, 04/18/64 (a)	225,000	227,050
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	200,000	185,550
4.80%, 11/01/43 (a)(d)	100,000	91,281
Enbridge Energy Partners LP
7.50%, 04/15/38	100,000	119,919
5.50%, 09/15/40 (a)	80,000	79,524
7.38%, 10/15/45 (a)	100,000	118,944
Enbridge, Inc.
1.60%, 10/04/26 (a)	100,000	94,250
5.90%, 11/15/26 (a)	150,000	154,290
4.25%, 12/01/26 (a)	150,000	149,043
5.25%, 04/05/27 (a)	125,000	127,334
3.70%, 07/15/27 (a)	150,000	146,811
6.00%, 11/15/28 (a)	150,000	158,418
5.30%, 04/05/29 (a)	150,000	154,290
3.13%, 11/15/29 (a)	175,000	163,242
6.20%, 11/15/30 (a)	150,000	162,312
5.70%, 03/08/33 (a)	400,000	417,600
2.50%, 08/01/33 (a)	200,000	165,672
5.63%, 04/05/34 (a)	200,000	206,734
4.50%, 06/10/44 (a)	100,000	86,683
5.50%, 12/01/46 (a)	100,000	100,313
4.00%, 11/15/49 (a)	100,000	79,619
3.40%, 08/01/51 (a)	150,000	106,767
6.70%, 11/15/53 (a)	250,000	284,505
5.95%, 04/05/54 (a)	100,000	103,914
7.20%, 06/27/54 (a)(b)	125,000	129,384
7.38%, 03/15/55 (a)(b)	100,000	102,743
Energy Transfer LP
5.95%, 12/01/25 (a)	75,000	75,821
4.75%, 01/15/26 (a)	150,000	149,761
3.90%, 07/15/26 (a)	100,000	98,581
6.05%, 12/01/26 (a)	150,000	154,473
4.40%, 03/15/27 (a)	150,000	149,352
4.20%, 04/15/27 (a)	100,000	98,990
5.50%, 06/01/27 (a)	150,000	153,033
4.00%, 10/01/27 (a)	200,000	196,508
5.55%, 02/15/28 (a)	150,000	154,206
4.95%, 05/15/28 (a)	150,000	151,393
4.95%, 06/15/28 (a)	150,000	151,621
6.10%, 12/01/28 (a)	150,000	158,316
5.25%, 04/15/29 (a)	300,000	306,840
5.25%, 07/01/29 (a)	200,000	204,772
4.15%, 09/15/29 (a)	100,000	97,658
3.75%, 05/15/30 (a)	300,000	284,592
6.40%, 12/01/30 (a)	200,000	216,534
5.75%, 02/15/33 (a)	250,000	259,747
6.55%, 12/01/33 (a)	250,000	273,412
5.55%, 05/15/34 (a)	200,000	204,906
5.60%, 09/01/34 (a)	225,000	231,367
4.90%, 03/15/35 (a)	80,000	78,100
6.63%, 10/15/36	100,000	109,125
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.80%, 06/15/38 (a)	150,000	153,939
7.50%, 07/01/38	50,000	58,941
6.05%, 06/01/41 (a)	100,000	102,306
6.50%, 02/01/42 (a)	150,000	161,284
6.10%, 02/15/42	100,000	102,145
4.95%, 01/15/43 (a)	100,000	89,486
5.15%, 02/01/43 (a)	100,000	92,132
5.95%, 10/01/43 (a)	100,000	100,723
5.30%, 04/01/44 (a)	100,000	93,539
5.00%, 05/15/44 (a)	75,000	67,511
5.15%, 03/15/45 (a)	200,000	183,488
5.35%, 05/15/45 (a)	100,000	93,254
6.13%, 12/15/45 (a)	165,000	169,636
5.30%, 04/15/47 (a)	200,000	185,776
5.40%, 10/01/47 (a)	300,000	281,118
6.00%, 06/15/48 (a)	200,000	202,172
6.25%, 04/15/49 (a)	300,000	312,429
5.00%, 05/15/50 (a)	350,000	311,440
5.95%, 05/15/54 (a)	300,000	302,475
6.05%, 09/01/54 (a)	225,000	230,096
Eni USA, Inc.
7.30%, 11/15/27	100,000	108,166
EnLink Midstream LLC
5.38%, 06/01/29 (a)	100,000	101,904
5.65%, 09/01/34 (a)	100,000	101,691
EnLink Midstream Partners LP
4.85%, 07/15/26 (a)	100,000	99,831
5.60%, 04/01/44 (a)	75,000	70,271
5.05%, 04/01/45 (a)	75,000	65,895
5.45%, 06/01/47 (a)	75,000	68,911
Enterprise Products Operating LLC
5.05%, 01/10/26	150,000	151,288
3.70%, 02/15/26 (a)	100,000	99,011
4.60%, 01/11/27 (a)	200,000	201,678
3.95%, 02/15/27 (a)	150,000	148,890
4.15%, 10/16/28 (a)	150,000	149,189
3.13%, 07/31/29 (a)	200,000	189,558
2.80%, 01/31/30 (a)	250,000	231,317
5.35%, 01/31/33 (a)	200,000	208,428
6.88%, 03/01/33	50,000	56,969
4.85%, 01/31/34 (a)	150,000	150,786
6.65%, 10/15/34	75,000	84,427
4.95%, 02/15/35 (a)	200,000	200,946
7.55%, 04/15/38	100,000	122,777
6.13%, 10/15/39	150,000	163,786
6.45%, 09/01/40	100,000	111,984
5.95%, 02/01/41	100,000	106,903
5.70%, 02/15/42	100,000	103,517
4.85%, 08/15/42 (a)	100,000	94,288
4.45%, 02/15/43 (a)	200,000	178,560
4.85%, 03/15/44 (a)	225,000	210,643
5.10%, 02/15/45 (a)	200,000	193,746
4.90%, 05/15/46 (a)	200,000	187,514
4.25%, 02/15/48 (a)	250,000	212,760
4.80%, 02/01/49 (a)	250,000	229,705
4.20%, 01/31/50 (a)	250,000	209,932
3.70%, 01/31/51 (a)	200,000	153,512
3.20%, 02/15/52 (a)	200,000	138,750
3.30%, 02/15/53 (a)	150,000	105,059
4.95%, 10/15/54 (a)	125,000	116,534
5.55%, 02/16/55 (a)	250,000	254,332
3.95%, 01/31/60 (a)	150,000	116,526
5.25%, 08/16/77 (a)(b)	175,000	171,313
5.38%, 02/15/78 (a)(b)	100,000	94,179
EOG Resources, Inc.
4.15%, 01/15/26 (a)	100,000	99,767
4.38%, 04/15/30 (a)	100,000	100,214
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 04/01/35 (a)	74,000	68,342
4.95%, 04/15/50 (a)	150,000	142,403
EQT Corp.
3.90%, 10/01/27 (a)	250,000	244,445
5.70%, 04/01/28 (a)	100,000	102,643
5.00%, 01/15/29 (a)	100,000	100,367
7.50%, 02/01/30 (a)(g)	50,000	54,473
5.75%, 02/01/34 (a)	150,000	152,895
Exxon Mobil Corp.
3.04%, 03/01/26 (a)	500,000	491,240
2.28%, 08/16/26 (a)	150,000	144,908
3.29%, 03/19/27 (a)	150,000	147,821
2.44%, 08/16/29 (a)	200,000	185,168
3.48%, 03/19/30 (a)	400,000	385,556
2.61%, 10/15/30 (a)	350,000	319,294
3.00%, 08/16/39 (a)	150,000	120,965
4.23%, 03/19/40 (a)	350,000	321,727
3.57%, 03/06/45 (a)	230,000	186,003
4.11%, 03/01/46 (a)	400,000	348,540
3.10%, 08/16/49 (a)	300,000	215,919
4.33%, 03/19/50 (a)	500,000	444,160
3.45%, 04/15/51 (a)	450,000	341,964
Halliburton Co.
3.80%, 11/15/25 (a)	100,000	99,006
2.92%, 03/01/30 (a)	200,000	184,276
4.85%, 11/15/35 (a)	150,000	148,197
6.70%, 09/15/38	100,000	114,222
7.45%, 09/15/39	200,000	244,458
4.50%, 11/15/41 (a)	150,000	133,997
4.75%, 08/01/43 (a)	100,000	91,420
5.00%, 11/15/45 (a)	330,000	309,910
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	100,000	86,140
Hess Corp.
4.30%, 04/01/27 (a)	250,000	248,320
7.88%, 10/01/29	100,000	114,218
7.30%, 08/15/31	100,000	114,265
7.13%, 03/15/33	100,000	114,296
6.00%, 01/15/40	100,000	106,209
5.60%, 02/15/41	200,000	204,922
5.80%, 04/01/47 (a)	100,000	103,822
HF Sinclair Corp.
5.88%, 04/01/26 (a)	150,000	151,642
5.00%, 02/01/28 (a)(d)	100,000	98,794
4.50%, 10/01/30 (a)	100,000	96,760
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	200,000	230,644
5.80%, 03/15/35	150,000	156,307
6.50%, 02/01/37	75,000	81,413
6.95%, 01/15/38	180,000	202,621
6.50%, 09/01/39	100,000	108,163
6.55%, 09/15/40	150,000	160,974
7.50%, 11/15/40	100,000	117,642
6.38%, 03/01/41	100,000	104,977
5.63%, 09/01/41	50,000	49,251
5.00%, 08/15/42 (a)	100,000	90,810
4.70%, 11/01/42 (a)	45,000	39,213
5.00%, 03/01/43 (a)	100,000	90,470
5.50%, 03/01/44 (a)	200,000	193,532
5.40%, 09/01/44 (a)	95,000	90,480
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	100,000	94,260
4.30%, 03/01/28 (a)	200,000	199,044
5.00%, 02/01/29 (a)	200,000	202,814
2.00%, 02/15/31 (a)	250,000	212,912
7.75%, 01/15/32	150,000	174,090
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 02/01/33 (a)	200,000	195,836
5.20%, 06/01/33 (a)	250,000	250,842
5.40%, 02/01/34 (a)	150,000	152,533
5.30%, 12/01/34 (a)	250,000	251,860
5.55%, 06/01/45 (a)	330,000	320,885
5.05%, 02/15/46 (a)	200,000	182,158
5.20%, 03/01/48 (a)	100,000	92,471
3.25%, 08/01/50 (a)	100,000	67,146
3.60%, 02/15/51 (a)	150,000	107,255
5.45%, 08/01/52 (a)	150,000	142,938
5.95%, 08/01/54 (a)	100,000	101,998
Marathon Oil Corp.
4.40%, 07/15/27 (a)	200,000	199,346
5.30%, 04/01/29 (a)	100,000	103,049
6.80%, 03/15/32	100,000	111,663
5.70%, 04/01/34 (a)	100,000	105,679
6.60%, 10/01/37	100,000	112,165
5.20%, 06/01/45 (a)	100,000	95,900
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	100,000	101,179
3.80%, 04/01/28 (a)	100,000	97,886
6.50%, 03/01/41 (a)	250,000	269,650
4.75%, 09/15/44 (a)	150,000	132,092
4.50%, 04/01/48 (a)	50,000	41,994
5.00%, 09/15/54 (a)	100,000	87,779
MPLX LP
1.75%, 03/01/26 (a)	250,000	239,297
4.13%, 03/01/27 (a)	200,000	197,902
4.25%, 12/01/27 (a)	150,000	148,427
4.00%, 03/15/28 (a)	250,000	245,252
4.80%, 02/15/29 (a)	150,000	151,510
2.65%, 08/15/30 (a)	250,000	223,737
4.95%, 09/01/32 (a)	150,000	148,766
5.00%, 03/01/33 (a)	150,000	148,656
5.50%, 06/01/34 (a)	325,000	331,012
4.50%, 04/15/38 (a)	350,000	319,571
5.20%, 03/01/47 (a)	150,000	140,132
5.20%, 12/01/47 (a)	100,000	92,474
4.70%, 04/15/48 (a)	225,000	193,781
5.50%, 02/15/49 (a)	300,000	288,375
4.95%, 03/14/52 (a)	250,000	221,387
5.65%, 03/01/53 (a)	100,000	97,953
4.90%, 04/15/58 (a)	100,000	86,782
National Fuel Gas Co.
5.50%, 01/15/26 (a)	100,000	100,682
3.95%, 09/15/27 (a)	100,000	97,494
4.75%, 09/01/28 (a)	100,000	100,055
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	100,000	98,412
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	94,900
3.95%, 12/01/42 (a)	225,000	177,991
Occidental Petroleum Corp.
5.88%, 09/01/25 (a)	100,000	100,730
5.50%, 12/01/25 (a)	100,000	100,646
5.55%, 03/15/26 (a)	200,000	201,820
8.50%, 07/15/27 (a)	100,000	108,643
5.00%, 08/01/27 (a)	100,000	100,977
6.38%, 09/01/28 (a)	100,000	105,005
5.20%, 08/01/29 (a)	200,000	202,928
8.88%, 07/15/30 (a)	200,000	236,070
6.63%, 09/01/30 (a)	200,000	215,326
6.13%, 01/01/31 (a)	200,000	210,584
7.50%, 05/01/31	200,000	226,610
7.88%, 09/15/31	75,000	86,455
5.38%, 01/01/32 (a)	150,000	152,241
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.55%, 10/01/34 (a)	200,000	202,912
6.45%, 09/15/36	300,000	325,449
7.95%, 06/15/39	75,000	90,358
6.20%, 03/15/40	150,000	156,313
6.60%, 03/15/46 (a)	200,000	216,056
4.40%, 04/15/46 (a)	100,000	82,036
4.20%, 03/15/48 (a)	50,000	39,051
6.05%, 10/01/54 (a)	150,000	152,569
ONEOK Partners LP
6.65%, 10/01/36	100,000	110,415
6.85%, 10/15/37	150,000	167,149
6.13%, 02/01/41 (a)	150,000	155,206
6.20%, 09/15/43 (a)	75,000	78,173
ONEOK, Inc.
2.20%, 09/15/25 (a)	50,000	48,666
5.85%, 01/15/26 (a)	155,000	157,035
5.55%, 11/01/26 (a)	150,000	152,874
4.00%, 07/13/27 (a)	100,000	98,798
4.55%, 07/15/28 (a)	150,000	149,914
5.65%, 11/01/28 (a)	150,000	155,854
4.35%, 03/15/29 (a)	150,000	148,440
3.40%, 09/01/29 (a)	150,000	141,660
3.10%, 03/15/30 (a)	200,000	184,744
3.25%, 06/01/30 (a)	100,000	92,806
5.80%, 11/01/30 (a)	100,000	105,626
6.35%, 01/15/31 (a)	70,000	75,201
6.10%, 11/15/32 (a)	150,000	159,555
6.05%, 09/01/33 (a)	300,000	316,992
5.15%, 10/15/43 (a)	150,000	141,843
4.25%, 09/15/46 (a)	75,000	61,085
4.95%, 07/13/47 (a)	100,000	89,283
5.20%, 07/15/48 (a)	125,000	115,016
4.85%, 02/01/49 (a)	150,000	131,687
4.45%, 09/01/49 (a)	150,000	122,466
3.95%, 03/01/50 (a)	150,000	114,266
4.50%, 03/15/50 (a)	50,000	41,167
7.15%, 01/15/51 (a)	100,000	113,812
6.63%, 09/01/53 (a)	250,000	275,735
Ovintiv, Inc.
5.38%, 01/01/26 (a)	100,000	100,399
5.65%, 05/15/28 (a)	150,000	154,509
7.20%, 11/01/31	75,000	83,369
7.38%, 11/01/31	200,000	224,050
6.25%, 07/15/33 (a)	100,000	105,740
6.50%, 08/15/34	100,000	108,385
6.63%, 08/15/37	100,000	106,898
7.10%, 07/15/53 (a)	100,000	113,053
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	75,000	72,362
7.15%, 10/01/33 (a)	100,000	108,445
Phillips 66
1.30%, 02/15/26 (a)	50,000	47,679
3.90%, 03/15/28 (a)	150,000	147,450
2.15%, 12/15/30 (a)	150,000	130,536
4.65%, 11/15/34 (a)	150,000	145,268
5.88%, 05/01/42	275,000	287,598
4.88%, 11/15/44 (a)	300,000	276,639
3.30%, 03/15/52 (a)	200,000	136,208
Phillips 66 Co.
3.55%, 10/01/26 (a)	100,000	98,026
4.95%, 12/01/27 (a)	150,000	152,505
3.75%, 03/01/28 (a)	100,000	97,631
3.15%, 12/15/29 (a)	100,000	93,584
5.25%, 06/15/31 (a)	150,000	154,357
5.30%, 06/30/33 (a)	150,000	153,576
4.68%, 02/15/45 (a)	100,000	89,149
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 10/01/46 (a)	100,000	91,399
5.65%, 06/15/54 (a)	100,000	100,107
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	200,000	191,174
5.10%, 03/29/26	100,000	100,975
1.90%, 08/15/30 (a)	200,000	174,288
2.15%, 01/15/31 (a)	200,000	174,112
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (a)	150,000	149,448
4.50%, 12/15/26 (a)	230,000	228,873
3.55%, 12/15/29 (a)	150,000	141,294
3.80%, 09/15/30 (a)	150,000	141,398
5.70%, 09/15/34 (a)	150,000	153,441
6.65%, 01/15/37	100,000	108,811
5.15%, 06/01/42 (a)	100,000	92,705
4.30%, 01/31/43 (a)	50,000	41,201
4.70%, 06/15/44 (a)	100,000	86,352
4.90%, 02/15/45 (a)	100,000	88,354
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (a)	200,000	202,716
5.00%, 03/15/27 (a)	250,000	251,737
4.20%, 03/15/28 (a)	250,000	247,050
4.50%, 05/15/30 (a)	375,000	371,314
5.90%, 09/15/37 (a)	100,000	105,825
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	150,000	145,161
Schlumberger Investment SA
4.50%, 05/15/28 (a)	75,000	75,381
2.65%, 06/26/30 (a)	200,000	182,616
4.85%, 05/15/33 (a)	150,000	152,506
5.00%, 06/01/34 (a)	75,000	76,610
Shell International Finance BV
2.88%, 05/10/26	300,000	293,358
2.50%, 09/12/26	250,000	241,445
3.88%, 11/13/28 (a)	300,000	296,733
2.38%, 11/07/29 (a)	250,000	228,470
2.75%, 04/06/30 (a)	300,000	277,320
4.13%, 05/11/35	275,000	263,065
6.38%, 12/15/38	500,000	571,020
5.50%, 03/25/40	225,000	236,203
2.88%, 11/26/41 (a)	50,000	37,317
3.63%, 08/21/42	80,000	65,726
4.55%, 08/12/43	250,000	233,455
4.38%, 05/11/45	530,000	473,110
4.00%, 05/10/46	405,000	340,127
3.75%, 09/12/46	200,000	161,422
3.13%, 11/07/49 (a)	200,000	142,144
3.25%, 04/06/50 (a)	350,000	254,607
3.00%, 11/26/51 (a)	200,000	137,392
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	100,000	97,518
5.95%, 09/25/43 (a)	75,000	76,877
4.50%, 03/15/45 (a)	150,000	128,459
Suncor Energy, Inc.
7.15%, 02/01/32	200,000	224,656
5.95%, 12/01/34	75,000	79,706
6.80%, 05/15/38	175,000	195,928
6.50%, 06/15/38	150,000	165,375
6.85%, 06/01/39	150,000	167,877
4.00%, 11/15/47 (a)	100,000	77,879
3.75%, 03/04/51 (a)	150,000	110,846
Targa Resources Corp.
5.20%, 07/01/27 (a)	100,000	101,600
6.15%, 03/01/29 (a)	200,000	211,534
4.20%, 02/01/33 (a)	150,000	139,941
6.13%, 03/15/33 (a)	175,000	186,020
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.50%, 03/30/34 (a)	175,000	191,333
5.50%, 02/15/35 (a)	175,000	177,725
4.95%, 04/15/52 (a)	100,000	88,706
6.25%, 07/01/52 (a)	100,000	105,144
6.50%, 02/15/53 (a)	150,000	164,398
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	250,000	253,120
5.00%, 01/15/28 (a)	200,000	199,796
5.50%, 03/01/30 (a)	150,000	152,277
4.88%, 02/01/31 (a)	150,000	147,380
4.00%, 01/15/32 (a)	175,000	162,433
TC PipeLines LP
3.90%, 05/25/27 (a)	75,000	73,399
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	100,000	108,125
Texas Eastern Transmission LP
7.00%, 07/15/32	100,000	111,685
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	300,000	290,253
2.83%, 01/10/30 (a)	200,000	186,038
2.99%, 06/29/41 (a)	100,000	76,038
3.46%, 07/12/49 (a)	200,000	151,540
3.13%, 05/29/50 (a)	450,000	320,229
3.39%, 06/29/60 (a)	100,000	71,310
TotalEnergies Capital SA
3.88%, 10/11/28	150,000	147,863
5.15%, 04/05/34 (a)	200,000	206,802
5.49%, 04/05/54 (a)	325,000	335,653
5.64%, 04/05/64 (a)	275,000	286,539
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (a)	200,000	200,340
6.20%, 03/09/26 (a)	150,000	150,192
4.25%, 05/15/28 (a)	250,000	247,600
4.10%, 04/15/30 (a)	200,000	194,990
2.50%, 10/12/31 (a)	200,000	174,576
4.63%, 03/01/34 (a)	200,000	194,496
5.60%, 03/31/34	100,000	104,292
5.85%, 03/15/36	100,000	104,462
6.20%, 10/15/37	150,000	160,783
4.75%, 05/15/38 (a)	100,000	94,941
7.25%, 08/15/38	100,000	117,982
7.63%, 01/15/39	250,000	304,700
6.10%, 06/01/40	150,000	159,324
5.00%, 10/16/43 (a)	100,000	95,280
4.88%, 05/15/48 (a)	200,000	184,190
5.10%, 03/15/49 (a)	150,000	143,186
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	200,000	206,876
4.00%, 03/15/28 (a)	100,000	98,039
3.25%, 05/15/30 (a)	200,000	185,858
5.40%, 08/15/41 (a)	100,000	100,149
4.45%, 08/01/42 (a)	100,000	90,286
4.60%, 03/15/48 (a)	100,000	87,163
3.95%, 05/15/50 (a)	100,000	79,203
Valero Energy Corp.
2.15%, 09/15/27 (a)	150,000	140,451
4.35%, 06/01/28 (a)	150,000	148,773
4.00%, 04/01/29 (a)	50,000	48,944
2.80%, 12/01/31 (a)	75,000	65,553
7.50%, 04/15/32	150,000	174,336
6.63%, 06/15/37	200,000	221,162
4.90%, 03/15/45	130,000	120,427
3.65%, 12/01/51 (a)	200,000	143,422
4.00%, 06/01/52 (a)	75,000	57,344
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	149,261
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Western Midstream Operating LP
4.65%, 07/01/26 (a)	150,000	149,255
6.35%, 01/15/29 (a)	100,000	105,524
4.05%, 02/01/30 (a)(e)	200,000	191,286
6.15%, 04/01/33 (a)	200,000	209,700
5.45%, 04/01/44 (a)	100,000	92,899
5.30%, 03/01/48 (a)	150,000	134,645
5.50%, 08/15/48 (a)	100,000	91,325
5.25%, 02/01/50 (a)(e)	175,000	157,535
Williams Cos., Inc.
4.00%, 09/15/25 (a)	150,000	148,644
5.40%, 03/02/26	200,000	202,132
3.75%, 06/15/27 (a)	200,000	195,894
5.30%, 08/15/28 (a)	150,000	154,009
4.90%, 03/15/29 (a)	150,000	151,792
4.80%, 11/15/29 (a)	75,000	75,575
3.50%, 11/15/30 (a)	150,000	140,757
7.50%, 01/15/31	75,000	84,998
2.60%, 03/15/31 (a)	225,000	196,915
8.75%, 03/15/32	50,000	60,911
4.65%, 08/15/32 (a)	150,000	147,671
5.65%, 03/15/33 (a)	200,000	208,010
5.15%, 03/15/34 (a)	225,000	226,298
6.30%, 04/15/40	200,000	214,602
5.80%, 11/15/43 (a)	72,000	73,444
5.40%, 03/04/44 (a)	100,000	97,552
5.75%, 06/24/44 (a)	100,000	101,170
4.90%, 01/15/45 (a)	100,000	90,623
5.10%, 09/15/45 (a)	100,000	93,160
4.85%, 03/01/48 (a)	150,000	135,129
3.50%, 10/15/51 (a)	150,000	108,110
5.30%, 08/15/52 (a)	150,000	144,060
5.80%, 11/15/54 (a)	150,000	153,205
		88,289,236
Industrial Other 0.1%
American University
3.67%, 04/01/49	100,000	81,638
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	150,000	158,913
Brown University
2.92%, 09/01/50 (a)	100,000	73,340
California Institute of Technology
4.32%, 08/01/45	100,000	92,775
3.65%, 09/01/19 (a)	150,000	106,541
Case Western Reserve University
5.41%, 06/01/22 (a)	50,000	51,098
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	150,000	147,895
4.00%, 05/01/32 (a)	150,000	145,227
Claremont Mckenna College
3.78%, 01/01/22 (a)	50,000	35,680
Cornell University
4.84%, 06/15/34 (a)	100,000	102,393
Duke University
2.68%, 10/01/44	100,000	76,214
2.76%, 10/01/50	100,000	68,804
2.83%, 10/01/55	100,000	69,420
Emory University
2.97%, 09/01/50 (a)	150,000	108,636
George Washington University
4.30%, 09/15/44	100,000	91,191
4.87%, 09/15/45	50,000	49,295
4.13%, 09/15/48 (a)	150,000	133,183
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Georgetown University
4.32%, 04/01/49 (a)	50,000	45,585
2.94%, 04/01/50 (a)	100,000	71,129
5.22%, 10/01/18 (a)	50,000	48,771
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	125,000	132,261
5.90%, 03/01/33 (a)	100,000	103,199
Johns Hopkins University
4.08%, 07/01/53	100,000	89,233
2.81%, 01/01/60 (a)	75,000	50,615
Leland Stanford Junior University
1.29%, 06/01/27 (a)	200,000	185,808
3.65%, 05/01/48 (a)	100,000	85,382
Massachusetts Institute of Technology
3.96%, 07/01/38	150,000	143,776
2.99%, 07/01/50 (a)	100,000	74,488
2.29%, 07/01/51 (a)	100,000	63,116
5.60%, 07/01/11	150,000	167,053
4.68%, 07/01/14	100,000	93,981
MasTec, Inc.
5.90%, 06/15/29 (a)	100,000	103,422
Northeastern University
2.89%, 10/01/50	75,000	53,836
Northwestern University
4.64%, 12/01/44	100,000	98,271
2.64%, 12/01/50 (a)	100,000	67,994
President & Fellows of Harvard College
4.61%, 02/15/35 (a)	150,000	152,931
3.15%, 07/15/46 (a)	100,000	78,074
2.52%, 10/15/50 (a)	100,000	66,975
3.75%, 11/15/52 (a)	100,000	84,889
3.30%, 07/15/56 (a)	100,000	76,907
Quanta Services, Inc.
4.75%, 08/09/27 (a)	100,000	100,501
2.90%, 10/01/30 (a)	250,000	227,495
5.25%, 08/09/34 (a)	100,000	100,867
3.05%, 10/01/41 (a)	150,000	110,466
Thomas Jefferson University
3.85%, 11/01/57 (a)	75,000	58,240
Trustees of Boston College
3.13%, 07/01/52	100,000	73,647
Trustees of Princeton University
5.70%, 03/01/39	150,000	169,798
2.52%, 07/01/50 (a)	100,000	68,967
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	150,000	96,287
4.67%, 09/01/12	50,000	46,478
3.61%, 02/15/19 (a)	75,000	54,951
University of Chicago
2.76%, 04/01/45 (a)	100,000	80,160
2.55%, 04/01/50 (a)	100,000	70,051
University of Miami
4.06%, 04/01/52	100,000	86,372
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	100,000	81,663
University of Southern California
3.03%, 10/01/39	150,000	125,530
3.84%, 10/01/47 (a)	150,000	128,850
2.95%, 10/01/51 (a)	100,000	71,980
3.23%, 10/01/20 (a)	100,000	64,931
Washington University
3.52%, 04/15/54 (a)	125,000	100,746
4.35%, 04/15/22 (a)	100,000	85,794
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
William Marsh Rice University
3.57%, 05/15/45	200,000	170,564
Yale University
1.48%, 04/15/30 (a)	50,000	43,334
2.40%, 04/15/50 (a)	100,000	65,775
		6,013,386
Technology 2.2%
Adobe, Inc.
2.15%, 02/01/27 (a)	200,000	190,960
4.85%, 04/04/27 (a)	100,000	101,657
4.80%, 04/04/29 (a)	125,000	128,345
2.30%, 02/01/30 (a)	200,000	181,728
4.95%, 04/04/34 (a)	150,000	155,068
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	75,000	68,722
Alphabet, Inc.
2.00%, 08/15/26 (a)	400,000	385,052
0.80%, 08/15/27 (a)	150,000	137,603
1.10%, 08/15/30 (a)	450,000	381,267
1.90%, 08/15/40 (a)	250,000	173,192
2.05%, 08/15/50 (a)	400,000	241,320
2.25%, 08/15/60 (a)	375,000	224,880
Amdocs Ltd.
2.54%, 06/15/30 (a)	150,000	132,428
Analog Devices, Inc.
3.50%, 12/05/26 (a)	100,000	98,408
3.45%, 06/15/27 (a)	100,000	98,028
1.70%, 10/01/28 (a)	200,000	181,624
2.10%, 10/01/31 (a)	200,000	171,862
5.05%, 04/01/34 (a)	100,000	103,299
2.80%, 10/01/41 (a)	200,000	147,710
2.95%, 10/01/51 (a)	200,000	138,392
5.30%, 04/01/54 (a)	100,000	102,521
Apple, Inc.
0.70%, 02/08/26 (a)	500,000	476,120
3.25%, 02/23/26 (a)	480,000	473,549
4.42%, 05/08/26 (a)	150,000	150,138
2.45%, 08/04/26 (a)	400,000	387,720
2.05%, 09/11/26 (a)	400,000	383,956
3.35%, 02/09/27 (a)	400,000	393,968
3.20%, 05/11/27 (a)	350,000	343,024
3.00%, 06/20/27 (a)	200,000	195,080
2.90%, 09/12/27 (a)	350,000	339,384
3.00%, 11/13/27 (a)	300,000	291,687
1.20%, 02/08/28 (a)	400,000	365,004
4.00%, 05/10/28 (a)	250,000	250,905
1.40%, 08/05/28 (a)	400,000	363,548
3.25%, 08/08/29 (a)	150,000	144,770
2.20%, 09/11/29 (a)	350,000	320,999
4.15%, 05/10/30 (a)	100,000	101,639
1.65%, 05/11/30 (a)	300,000	263,247
1.25%, 08/20/30 (a)	200,000	170,620
1.65%, 02/08/31 (a)	500,000	430,865
1.70%, 08/05/31 (a)	200,000	170,990
3.35%, 08/08/32 (a)	250,000	235,622
4.30%, 05/10/33 (a)	175,000	178,661
4.50%, 02/23/36 (a)	200,000	204,332
2.38%, 02/08/41 (a)	300,000	219,282
3.85%, 05/04/43	580,000	512,737
4.45%, 05/06/44	150,000	146,675
3.45%, 02/09/45	400,000	329,864
4.38%, 05/13/45	400,000	376,796
4.65%, 02/23/46 (a)	700,000	684,985
3.85%, 08/04/46 (a)	350,000	302,312
4.25%, 02/09/47 (a)	195,000	180,180
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 09/12/47 (a)	200,000	168,684
3.75%, 11/13/47 (a)	200,000	168,202
2.95%, 09/11/49 (a)	300,000	216,888
2.65%, 05/11/50 (a)	400,000	271,592
2.40%, 08/20/50 (a)	300,000	193,905
2.65%, 02/08/51 (a)	500,000	337,210
2.70%, 08/05/51 (a)	350,000	237,317
3.95%, 08/08/52 (a)	350,000	301,623
4.85%, 05/10/53 (a)(c)	250,000	254,017
2.55%, 08/20/60 (a)	300,000	196,653
2.80%, 02/08/61 (a)	325,000	213,665
2.85%, 08/05/61 (a)	200,000	133,012
4.10%, 08/08/62 (a)	200,000	172,934
Applied Materials, Inc.
3.90%, 10/01/25 (a)	150,000	149,072
3.30%, 04/01/27 (a)	150,000	146,712
4.80%, 06/15/29 (a)	150,000	153,495
1.75%, 06/01/30 (a)	150,000	130,496
5.10%, 10/01/35 (a)	75,000	78,340
5.85%, 06/15/41	100,000	110,118
4.35%, 04/01/47 (a)	150,000	136,581
2.75%, 06/01/50 (a)	150,000	102,840
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	100,000	97,069
2.95%, 02/15/32 (a)	100,000	86,788
5.88%, 04/10/34 (a)	100,000	102,235
Atlassian Corp.
5.25%, 05/15/29 (a)	100,000	102,362
5.50%, 05/15/34 (a)	100,000	102,488
Autodesk, Inc.
2.85%, 01/15/30 (a)	100,000	92,075
2.40%, 12/15/31 (a)	200,000	172,396
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	200,000	197,710
1.70%, 05/15/28 (a)	200,000	184,084
1.25%, 09/01/30 (a)	200,000	169,890
Avnet, Inc.
6.25%, 03/15/28 (a)	100,000	104,491
3.00%, 05/15/31 (a)	100,000	86,913
5.50%, 06/01/32 (a)	50,000	49,898
Baidu, Inc.
1.72%, 04/09/26 (a)	200,000	190,988
4.88%, 11/14/28 (a)	200,000	202,690
2.38%, 10/09/30 (a)	200,000	176,670
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	500,000	493,415
3.50%, 01/15/28 (a)	150,000	145,224
Broadcom, Inc.
3.15%, 11/15/25 (a)	100,000	98,167
3.46%, 09/15/26 (a)	156,000	152,810
5.05%, 07/12/27 (a)	225,000	228,494
1.95%, 02/15/28 (a)(d)	100,000	92,037
4.11%, 09/15/28 (a)	250,000	247,010
4.00%, 04/15/29 (a)(d)	150,000	146,375
4.75%, 04/15/29 (a)	300,000	302,133
5.05%, 07/12/29 (a)	400,000	407,968
5.00%, 04/15/30 (a)	150,000	154,323
4.15%, 11/15/30 (a)	400,000	389,444
2.45%, 02/15/31 (a)(d)	450,000	392,818
5.15%, 11/15/31 (a)	250,000	255,565
4.15%, 04/15/32 (a)(d)	250,000	238,745
4.30%, 11/15/32 (a)	350,000	337,767
2.60%, 02/15/33 (a)(d)	300,000	251,754
3.42%, 04/15/33 (a)(d)	450,000	401,220
3.47%, 04/15/34 (a)(d)	600,000	530,502
3.14%, 11/15/35 (a)(d)	550,000	460,075
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.19%, 11/15/36 (a)(d)	450,000	372,802
4.93%, 05/15/37 (a)(d)	463,000	452,953
3.50%, 02/15/41 (a)(d)	525,000	419,884
3.75%, 02/15/51 (a)(d)	350,000	272,419
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	97,783
2.90%, 12/01/29 (a)	150,000	137,732
2.60%, 05/01/31 (a)	200,000	174,184
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (a)	200,000	190,936
4.25%, 04/01/28 (a)	200,000	196,664
3.25%, 02/15/29 (a)	100,000	93,846
5.10%, 03/01/30 (a)	100,000	100,372
3.57%, 12/01/31 (a)	200,000	180,010
5.55%, 08/22/34 (a)	100,000	100,510
CGI, Inc.
2.30%, 09/14/31 (a)	100,000	83,860
Cisco Systems, Inc.
4.90%, 02/26/26	250,000	252,447
2.95%, 02/28/26	200,000	196,166
2.50%, 09/20/26 (a)	200,000	193,668
4.80%, 02/26/27 (a)	400,000	406,572
4.85%, 02/26/29 (a)	400,000	411,200
4.95%, 02/26/31 (a)	400,000	413,860
5.05%, 02/26/34 (a)	500,000	518,535
5.90%, 02/15/39	300,000	332,178
5.50%, 01/15/40	550,000	583,621
5.30%, 02/26/54 (a)	350,000	361,266
5.35%, 02/26/64 (a)	200,000	206,784
Concentrix Corp.
6.65%, 08/02/26 (a)	150,000	154,350
6.60%, 08/02/28 (a)	150,000	157,353
6.85%, 08/02/33 (a)	100,000	104,566
Corning, Inc.
5.75%, 08/15/40	100,000	103,554
4.75%, 03/15/42	100,000	92,641
5.35%, 11/15/48 (a)	100,000	99,033
3.90%, 11/15/49 (a)	100,000	80,065
4.38%, 11/15/57 (a)	150,000	123,956
5.85%, 11/15/68 (a)	50,000	51,790
5.45%, 11/15/79 (a)	190,000	184,807
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)	414,000	422,934
4.90%, 10/01/26 (a)	350,000	352,075
6.10%, 07/15/27 (a)	100,000	104,468
5.25%, 02/01/28 (a)	200,000	205,144
5.30%, 10/01/29 (a)	300,000	309,675
6.20%, 07/15/30 (a)	100,000	107,839
5.75%, 02/01/33 (a)	200,000	212,050
5.40%, 04/15/34 (a)	250,000	256,840
8.10%, 07/15/36 (a)	189,000	232,738
3.38%, 12/15/41 (a)	150,000	114,767
8.35%, 07/15/46 (a)	64,000	84,952
3.45%, 12/15/51 (a)	150,000	107,049
Dell, Inc.
7.10%, 04/15/28	75,000	80,783
6.50%, 04/15/38	75,000	81,347
DXC Technology Co.
1.80%, 09/15/26 (a)	150,000	141,005
2.38%, 09/15/28 (a)	150,000	134,657
Equifax, Inc.
2.60%, 12/15/25 (a)	100,000	97,238
5.10%, 06/01/28 (a)	150,000	152,682
4.80%, 09/15/29 (a)	150,000	150,857
3.10%, 05/15/30 (a)	100,000	92,664
2.35%, 09/15/31 (a)	200,000	171,304
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/34 (a)	125,000	129,473
Equinix, Inc.
1.00%, 09/15/25 (a)	200,000	192,322
1.45%, 05/15/26 (a)	100,000	94,782
2.90%, 11/18/26 (a)	100,000	96,626
1.55%, 03/15/28 (a)	250,000	225,687
2.00%, 05/15/28 (a)	75,000	68,612
3.20%, 11/18/29 (a)	200,000	186,954
2.15%, 07/15/30 (a)	200,000	174,714
2.50%, 05/15/31 (a)	200,000	173,996
3.90%, 04/15/32 (a)	200,000	188,264
3.00%, 07/15/50 (a)	100,000	66,500
2.95%, 09/15/51 (a)	50,000	32,545
3.40%, 02/15/52 (a)	100,000	71,311
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	100,000	96,001
3.45%, 03/01/32 (a)	100,000	89,994
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	250,000	237,370
1.65%, 03/01/28 (a)	150,000	135,917
2.25%, 03/01/31 (a)	200,000	173,236
5.10%, 07/15/32 (a)	150,000	153,766
3.10%, 03/01/41 (a)	100,000	75,389
4.50%, 08/15/46 (a)	75,000	64,202
Fiserv, Inc.
3.20%, 07/01/26 (a)	400,000	390,736
5.15%, 03/15/27 (a)	150,000	152,624
2.25%, 06/01/27 (a)	250,000	236,012
5.45%, 03/02/28 (a)	150,000	154,773
5.38%, 08/21/28 (a)	150,000	155,041
4.20%, 10/01/28 (a)	150,000	148,370
3.50%, 07/01/29 (a)	500,000	478,985
4.75%, 03/15/30 (a)	150,000	151,722
2.65%, 06/01/30 (a)	150,000	135,504
5.35%, 03/15/31 (a)	75,000	77,837
5.60%, 03/02/33 (a)	100,000	104,748
5.63%, 08/21/33 (a)	250,000	261,680
5.45%, 03/15/34 (a)	150,000	154,761
5.15%, 08/12/34 (a)	150,000	151,644
4.40%, 07/01/49 (a)	375,000	321,791
Flex Ltd.
3.75%, 02/01/26 (a)	150,000	147,441
6.00%, 01/15/28 (a)	100,000	103,206
4.88%, 06/15/29 (a)	100,000	99,697
4.88%, 05/12/30 (a)	100,000	99,352
5.25%, 01/15/32 (a)	100,000	100,028
Fortinet, Inc.
1.00%, 03/15/26 (a)	100,000	94,695
2.20%, 03/15/31 (a)	100,000	85,805
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/29 (a)	150,000	155,758
Global Payments, Inc.
1.20%, 03/01/26 (a)	200,000	189,780
4.80%, 04/01/26 (a)	150,000	149,712
2.15%, 01/15/27 (a)	150,000	142,064
4.45%, 06/01/28 (a)	100,000	98,980
3.20%, 08/15/29 (a)	200,000	185,640
5.30%, 08/15/29 (a)	100,000	102,071
2.90%, 05/15/30 (a)	225,000	202,797
2.90%, 11/15/31 (a)	150,000	130,689
5.40%, 08/15/32 (a)	150,000	152,965
4.15%, 08/15/49 (a)	100,000	79,656
5.95%, 08/15/52 (a)	150,000	152,639
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)	425,000	424,834
1.75%, 04/01/26 (a)	200,000	191,234
5.25%, 07/01/28 (a)	100,000	102,372
6.20%, 10/15/35 (a)	150,000	161,721
6.35%, 10/15/45 (a)	262,000	281,723
HP, Inc.
1.45%, 06/17/26 (a)	200,000	189,472
3.00%, 06/17/27 (a)	200,000	192,160
4.75%, 01/15/28 (a)	100,000	101,136
4.00%, 04/15/29 (a)	200,000	195,010
2.65%, 06/17/31 (a)	200,000	174,230
4.20%, 04/15/32 (a)	150,000	143,193
5.50%, 01/15/33 (a)	150,000	155,478
6.00%, 09/15/41	250,000	263,652
IBM International Capital Pte. Ltd.
4.70%, 02/05/26	100,000	100,324
4.60%, 02/05/29 (a)	100,000	100,887
4.75%, 02/05/31 (a)	150,000	151,947
4.90%, 02/05/34 (a)	200,000	201,862
5.25%, 02/05/44 (a)	200,000	199,236
5.30%, 02/05/54 (a)	300,000	295,491
Intel Corp.
4.88%, 02/10/26	200,000	199,744
2.60%, 05/19/26 (a)	150,000	144,243
3.75%, 03/25/27 (a)	150,000	146,079
3.15%, 05/11/27 (a)	150,000	143,633
3.75%, 08/05/27 (a)	200,000	194,180
4.88%, 02/10/28 (a)	300,000	300,084
1.60%, 08/12/28 (a)	200,000	176,756
4.00%, 08/05/29 (a)	200,000	192,670
2.45%, 11/15/29 (a)	350,000	310,254
5.13%, 02/10/30 (a)	200,000	201,796
3.90%, 03/25/30 (a)	300,000	285,048
5.00%, 02/21/31 (a)	100,000	99,964
2.00%, 08/12/31 (a)	300,000	246,768
4.15%, 08/05/32 (a)	200,000	187,530
4.00%, 12/15/32	150,000	138,327
5.20%, 02/10/33 (a)	400,000	398,500
5.15%, 02/21/34 (a)	150,000	148,748
4.60%, 03/25/40 (a)	150,000	132,540
2.80%, 08/12/41 (a)	150,000	102,480
4.80%, 10/01/41	170,000	150,826
4.25%, 12/15/42	100,000	81,366
5.63%, 02/10/43 (a)	200,000	193,856
4.90%, 07/29/45 (a)	100,000	87,185
4.10%, 05/19/46 (a)	250,000	193,272
4.10%, 05/11/47 (a)	175,000	134,846
3.73%, 12/08/47 (a)	350,000	249,893
3.25%, 11/15/49 (a)	400,000	259,892
4.75%, 03/25/50 (a)	400,000	335,964
3.05%, 08/12/51 (a)	250,000	155,700
4.90%, 08/05/52 (a)	300,000	255,678
5.70%, 02/10/53 (a)	400,000	382,616
5.60%, 02/21/54 (a)	200,000	189,772
3.10%, 02/15/60 (a)	160,000	94,267
4.95%, 03/25/60 (a)	175,000	147,873
3.20%, 08/12/61 (a)	100,000	58,908
5.05%, 08/05/62 (a)	200,000	168,354
5.90%, 02/10/63 (a)	200,000	193,598
International Business Machines Corp.
4.50%, 02/06/26	150,000	150,120
3.45%, 02/19/26	300,000	295,560
3.30%, 05/15/26	550,000	539,616
3.30%, 01/27/27	150,000	146,618
2.20%, 02/09/27 (a)	150,000	142,613
1.70%, 05/15/27 (a)	200,000	186,712
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 07/27/27 (a)	150,000	149,514
6.22%, 08/01/27	130,000	136,653
4.50%, 02/06/28 (a)	200,000	201,650
3.50%, 05/15/29	500,000	482,015
1.95%, 05/15/30 (a)	200,000	175,074
2.72%, 02/09/32 (a)	100,000	88,829
4.40%, 07/27/32 (a)	200,000	197,488
5.88%, 11/29/32	100,000	108,689
4.75%, 02/06/33 (a)	150,000	151,698
4.15%, 05/15/39	350,000	314,482
5.60%, 11/30/39	150,000	158,611
2.85%, 05/15/40 (a)	100,000	75,189
4.00%, 06/20/42	200,000	171,616
4.70%, 02/19/46	150,000	138,191
4.25%, 05/15/49	500,000	426,040
2.95%, 05/15/50 (a)	100,000	67,245
3.43%, 02/09/52 (a)	150,000	109,182
4.90%, 07/27/52 (a)	150,000	141,117
5.10%, 02/06/53 (a)	50,000	49,560
7.13%, 12/01/96	75,000	99,806
Intuit, Inc.
5.25%, 09/15/26 (a)	200,000	203,998
1.35%, 07/15/27 (a)	150,000	138,822
5.13%, 09/15/28 (a)	100,000	103,331
1.65%, 07/15/30 (a)	100,000	86,006
5.20%, 09/15/33 (a)	200,000	208,568
5.50%, 09/15/53 (a)	200,000	210,448
Jabil, Inc.
1.70%, 04/15/26 (a)	200,000	190,222
3.60%, 01/15/30 (a)	100,000	93,366
3.00%, 01/15/31 (a)	200,000	176,272
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	100,000	95,480
3.75%, 08/15/29 (a)	100,000	95,927
5.95%, 03/15/41	100,000	102,277
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	150,207
3.00%, 10/30/29 (a)	100,000	93,251
KLA Corp.
4.10%, 03/15/29 (a)	100,000	99,527
4.65%, 07/15/32 (a)	200,000	202,256
4.70%, 02/01/34 (a)	100,000	100,645
5.00%, 03/15/49 (a)	50,000	48,632
3.30%, 03/01/50 (a)	100,000	74,080
4.95%, 07/15/52 (a)	275,000	267,176
5.25%, 07/15/62 (a)	150,000	150,038
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	150,000	141,098
3.15%, 10/15/31 (a)	150,000	130,070
6.35%, 02/20/34 (a)	100,000	105,400
4.10%, 10/15/41 (a)	100,000	79,142
Lam Research Corp.
3.75%, 03/15/26 (a)	100,000	98,995
4.00%, 03/15/29 (a)	150,000	148,319
1.90%, 06/15/30 (a)	200,000	174,986
4.88%, 03/15/49 (a)	150,000	143,993
2.88%, 06/15/50 (a)	100,000	68,483
3.13%, 06/15/60 (a)	75,000	50,465
Leidos, Inc.
4.38%, 05/15/30 (a)	150,000	146,145
2.30%, 02/15/31 (a)	200,000	171,388
5.75%, 03/15/33 (a)	100,000	103,977
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	100,000	95,290
2.45%, 04/15/28 (a)	100,000	92,525
4.88%, 06/22/28 (a)	100,000	100,447
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 02/15/29 (a)	100,000	104,388
2.95%, 04/15/31 (a)	100,000	89,375
5.95%, 09/15/33 (a)	100,000	106,352
Mastercard, Inc.
2.95%, 11/21/26 (a)	150,000	146,126
3.30%, 03/26/27 (a)	150,000	147,098
3.50%, 02/26/28 (a)	100,000	97,940
4.88%, 03/09/28 (a)	150,000	154,341
2.95%, 06/01/29 (a)	150,000	142,566
3.35%, 03/26/30 (a)	300,000	287,367
1.90%, 03/15/31 (a)	75,000	65,193
2.00%, 11/18/31 (a)	100,000	85,708
4.85%, 03/09/33 (a)	150,000	154,585
4.88%, 05/09/34 (a)	150,000	154,105
3.80%, 11/21/46 (a)	100,000	84,044
3.95%, 02/26/48 (a)	100,000	85,640
3.65%, 06/01/49 (a)	250,000	202,050
3.85%, 03/26/50 (a)	200,000	166,496
2.95%, 03/15/51 (a)	150,000	105,507
Microchip Technology, Inc.
4.25%, 09/01/25 (a)	250,000	248,140
5.05%, 03/15/29 (a)	150,000	153,037
Micron Technology, Inc.
4.98%, 02/06/26 (a)	150,000	150,494
4.19%, 02/15/27 (a)	150,000	148,599
5.38%, 04/15/28 (a)	200,000	204,716
5.33%, 02/06/29 (a)	100,000	102,459
6.75%, 11/01/29 (a)	100,000	108,869
4.66%, 02/15/30 (a)	150,000	149,790
5.30%, 01/15/31 (a)	150,000	153,880
2.70%, 04/15/32 (a)	200,000	171,462
5.88%, 02/09/33 (a)	150,000	157,927
5.88%, 09/15/33 (a)	125,000	131,740
3.37%, 11/01/41 (a)	100,000	75,377
3.48%, 11/01/51 (a)	100,000	71,137
Microsoft Corp.
3.13%, 11/03/25 (a)	530,000	523,184
2.40%, 08/08/26 (a)	600,000	581,802
3.40%, 09/15/26 (a)	150,000	148,086
3.30%, 02/06/27 (a)	650,000	640,087
3.40%, 06/15/27 (a)	75,000	73,940
1.35%, 09/15/30 (a)	100,000	86,021
3.50%, 02/12/35 (a)	250,000	235,557
4.20%, 11/03/35 (a)	150,000	150,093
3.45%, 08/08/36 (a)	350,000	320,211
4.10%, 02/06/37 (a)	150,000	147,354
5.20%, 06/01/39	150,000	163,291
4.50%, 10/01/40	100,000	101,388
5.30%, 02/08/41	100,000	114,542
3.50%, 11/15/42	75,000	65,001
3.75%, 02/12/45 (a)	100,000	88,694
4.45%, 11/03/45 (a)	175,000	172,928
3.70%, 08/08/46 (a)	349,000	301,526
4.25%, 02/06/47 (a)	200,000	193,466
4.50%, 06/15/47 (a)	100,000	96,541
2.53%, 06/01/50 (a)	1,150,000	767,418
2.50%, 09/15/50 (a)	250,000	164,877
2.92%, 03/17/52 (a)	1,125,000	807,086
4.00%, 02/12/55 (a)	100,000	89,392
3.95%, 08/08/56 (a)	50,000	43,209
4.50%, 02/06/57 (a)	150,000	146,082
2.68%, 06/01/60 (a)	629,000	408,196
3.04%, 03/17/62 (a)	345,000	242,135
Moody's Corp.
3.25%, 01/15/28 (a)	100,000	96,876
4.25%, 02/01/29 (a)	75,000	74,717
2.00%, 08/19/31 (a)	200,000	169,714
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 08/05/34 (a)	100,000	101,062
2.75%, 08/19/41 (a)	100,000	72,647
5.25%, 07/15/44	100,000	99,929
4.88%, 12/17/48 (a)	100,000	93,989
3.25%, 05/20/50 (a)	100,000	71,694
3.75%, 02/25/52 (a)	50,000	39,409
3.10%, 11/29/61 (a)	100,000	64,989
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	150,000	150,558
5.00%, 04/15/29 (a)	50,000	50,978
4.60%, 05/23/29 (a)	150,000	150,407
2.30%, 11/15/30 (a)	175,000	152,694
2.75%, 05/24/31 (a)	150,000	132,557
5.60%, 06/01/32 (a)	100,000	104,445
5.40%, 04/15/34 (a)	200,000	206,492
5.50%, 09/01/44	50,000	50,581
NetApp, Inc.
2.38%, 06/22/27 (a)	150,000	141,788
2.70%, 06/22/30 (a)	100,000	89,930
Nokia OYJ
4.38%, 06/12/27	100,000	99,107
6.63%, 05/15/39	100,000	105,819
NVIDIA Corp.
3.20%, 09/16/26 (a)	200,000	196,554
1.55%, 06/15/28 (a)	200,000	183,246
2.85%, 04/01/30 (a)	250,000	234,627
2.00%, 06/15/31 (a)	150,000	131,211
3.50%, 04/01/40 (a)	200,000	173,242
3.50%, 04/01/50 (a)	425,000	344,224
3.70%, 04/01/60 (a)	100,000	81,241
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	250,000	251,585
5.55%, 12/01/28 (a)	100,000	103,258
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 06/01/27 (a)	100,000	99,780
4.30%, 06/18/29 (a)	150,000	148,127
3.40%, 05/01/30 (a)	200,000	187,326
2.50%, 05/11/31 (a)	200,000	172,996
2.65%, 02/15/32 (a)	200,000	171,724
5.00%, 01/15/33 (a)	200,000	200,120
3.25%, 05/11/41 (a)	175,000	133,214
3.13%, 02/15/42 (a)	100,000	73,600
3.25%, 11/30/51 (a)	100,000	69,034
Oracle Corp.
5.80%, 11/10/25	200,000	202,678
1.65%, 03/25/26 (a)	500,000	477,505
2.65%, 07/15/26 (a)	500,000	482,865
2.80%, 04/01/27 (a)	400,000	384,584
3.25%, 11/15/27 (a)	500,000	483,155
2.30%, 03/25/28 (a)	350,000	325,090
4.50%, 05/06/28 (a)	100,000	100,508
6.15%, 11/09/29 (a)	250,000	267,910
2.95%, 04/01/30 (a)	600,000	551,172
4.65%, 05/06/30 (a)	150,000	151,013
3.25%, 05/15/30 (a)	150,000	140,028
2.88%, 03/25/31 (a)	550,000	492,321
6.25%, 11/09/32 (a)	400,000	435,952
4.90%, 02/06/33 (a)	250,000	250,422
4.30%, 07/08/34 (a)	300,000	283,986
3.90%, 05/15/35 (a)	250,000	225,930
3.85%, 07/15/36 (a)	200,000	176,076
3.80%, 11/15/37 (a)	300,000	258,057
6.50%, 04/15/38	200,000	223,268
6.13%, 07/08/39	250,000	270,035
3.60%, 04/01/40 (a)	550,000	442,722
5.38%, 07/15/40	400,000	396,108
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.65%, 03/25/41 (a)	400,000	319,652
4.50%, 07/08/44 (a)	205,000	177,954
4.13%, 05/15/45 (a)	350,000	286,076
4.00%, 07/15/46 (a)	545,000	434,414
4.00%, 11/15/47 (a)	400,000	316,512
3.60%, 04/01/50 (a)	800,000	584,600
3.95%, 03/25/51 (a)	600,000	464,460
6.90%, 11/09/52 (a)	450,000	524,416
5.55%, 02/06/53 (a)	400,000	396,668
4.38%, 05/15/55 (a)	225,000	185,116
3.85%, 04/01/60 (a)	650,000	469,462
4.10%, 03/25/61 (a)	275,000	208,340
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	200,000	193,356
3.90%, 06/01/27 (a)	100,000	99,264
2.85%, 10/01/29 (a)	300,000	279,501
2.30%, 06/01/30 (a)	200,000	179,040
4.40%, 06/01/32 (a)	200,000	198,894
5.15%, 06/01/34 (a)	150,000	154,135
3.25%, 06/01/50 (a)	150,000	108,276
5.05%, 06/01/52 (a)	125,000	121,720
5.50%, 06/01/54 (a)	75,000	76,726
5.25%, 06/01/62 (a)	125,000	122,084
Qorvo, Inc.
4.38%, 10/15/29 (a)	200,000	192,792
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	350,000	341,565
1.30%, 05/20/28 (a)	217,000	195,612
2.15%, 05/20/30 (a)	200,000	179,044
1.65%, 05/20/32 (a)	133,000	109,012
4.25%, 05/20/32 (a)	100,000	98,735
5.40%, 05/20/33 (a)(c)	150,000	160,672
4.65%, 05/20/35 (a)	175,000	176,664
4.80%, 05/20/45 (a)	250,000	241,565
4.30%, 05/20/47 (a)	200,000	178,314
3.25%, 05/20/50 (a)	175,000	128,860
4.50%, 05/20/52 (a)	200,000	180,446
6.00%, 05/20/53 (a)	225,000	251,665
RELX Capital, Inc.
4.00%, 03/18/29 (a)	150,000	147,564
3.00%, 05/22/30 (a)	100,000	92,563
4.75%, 05/20/32 (a)	100,000	100,336
Roper Technologies, Inc.
1.00%, 09/15/25 (a)	150,000	144,336
3.85%, 12/15/25 (a)	100,000	99,111
3.80%, 12/15/26 (a)	150,000	147,804
1.40%, 09/15/27 (a)	150,000	137,445
2.95%, 09/15/29 (a)	100,000	93,114
4.50%, 10/15/29 (a)	100,000	99,862
2.00%, 06/30/30 (a)	100,000	86,820
1.75%, 02/15/31 (a)	200,000	167,100
4.75%, 02/15/32 (a)	100,000	99,980
4.90%, 10/15/34 (a)	200,000	198,334
S&P Global, Inc.
2.45%, 03/01/27 (a)	200,000	191,644
4.75%, 08/01/28 (a)	150,000	152,385
2.70%, 03/01/29 (a)	250,000	233,745
4.25%, 05/01/29 (a)	175,000	174,629
2.50%, 12/01/29 (a)	100,000	91,545
1.25%, 08/15/30 (a)	150,000	126,479
2.90%, 03/01/32 (a)	300,000	269,919
5.25%, 09/15/33 (a)	150,000	157,632
3.25%, 12/01/49 (a)	100,000	74,435
3.70%, 03/01/52 (a)	150,000	119,813
2.30%, 08/15/60 (a)	100,000	56,295
3.90%, 03/01/62 (a)	100,000	79,689
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Salesforce, Inc.
3.70%, 04/11/28 (a)	300,000	295,527
1.50%, 07/15/28 (a)	150,000	136,038
1.95%, 07/15/31 (a)	300,000	256,443
2.70%, 07/15/41 (a)	250,000	183,622
2.90%, 07/15/51 (a)	350,000	237,853
3.05%, 07/15/61 (a)	200,000	129,830
ServiceNow, Inc.
1.40%, 09/01/30 (a)	300,000	254,817
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	100,000	94,939
3.00%, 06/01/31 (a)	100,000	87,594
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	150,000	141,335
2.38%, 08/09/28 (a)	200,000	182,816
2.65%, 08/09/31 (a)	100,000	84,633
6.10%, 04/12/34 (a)	100,000	104,207
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	150,000	132,500
Tencent Music Entertainment Group
1.38%, 09/03/25 (a)	200,000	192,882
Texas Instruments, Inc.
1.13%, 09/15/26 (a)	50,000	47,059
4.60%, 02/08/27 (a)	125,000	126,341
2.90%, 11/03/27 (a)	75,000	72,268
4.60%, 02/15/28 (a)	150,000	152,261
4.60%, 02/08/29 (a)	125,000	127,551
2.25%, 09/04/29 (a)	100,000	91,567
1.75%, 05/04/30 (a)	100,000	87,690
1.90%, 09/15/31 (a)	100,000	86,235
3.65%, 08/16/32 (a)	100,000	95,543
4.90%, 03/14/33 (a)	200,000	207,388
4.85%, 02/08/34 (a)	100,000	103,191
3.88%, 03/15/39 (a)	150,000	137,898
4.15%, 05/15/48 (a)	300,000	263,106
2.70%, 09/15/51 (a)	100,000	66,654
5.00%, 03/14/53 (a)	100,000	99,021
5.15%, 02/08/54 (a)	150,000	151,911
5.05%, 05/18/63 (a)	300,000	294,975
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	100,000	97,851
5.50%, 08/15/35	100,000	104,315
5.85%, 04/15/40	100,000	104,982
5.65%, 11/23/43 (a)	75,000	76,254
Trimble, Inc.
4.90%, 06/15/28 (a)	100,000	100,665
6.10%, 03/15/33 (a)	150,000	160,645
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	250,000	235,965
3.88%, 04/22/27 (a)	200,000	197,078
4.13%, 04/22/29 (a)	200,000	198,614
2.50%, 10/25/31 (a)	250,000	218,305
4.25%, 04/22/32 (a)	200,000	198,090
3.13%, 10/25/41 (a)	250,000	201,642
4.50%, 04/22/52 (a)(c)	200,000	194,008
Tyco Electronics Group SA
4.50%, 02/13/26	100,000	100,182
3.70%, 02/15/26 (a)	100,000	98,935
3.13%, 08/15/27 (a)	100,000	96,779
2.50%, 02/04/32 (a)	100,000	87,827
7.13%, 10/01/37	100,000	120,042
VeriSign, Inc.
4.75%, 07/15/27 (a)	150,000	149,547
2.70%, 06/15/31 (a)	100,000	86,894
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	150,000	148,115
5.75%, 04/01/33 (a)	100,000	106,303
5.25%, 06/05/34 (a)	175,000	178,491
5.50%, 06/15/45 (a)	50,000	50,120
3.63%, 05/15/50 (a)	100,000	75,147
Visa, Inc.
3.15%, 12/14/25 (a)	700,000	689,542
1.90%, 04/15/27 (a)	300,000	284,490
0.75%, 08/15/27 (a)	150,000	137,397
2.75%, 09/15/27 (a)	150,000	144,485
2.05%, 04/15/30 (a)	300,000	268,764
1.10%, 02/15/31 (a)	200,000	165,432
4.15%, 12/14/35 (a)	330,000	320,440
2.70%, 04/15/40 (a)	150,000	115,275
4.30%, 12/14/45 (a)	595,000	540,189
3.65%, 09/15/47 (a)	100,000	81,766
2.00%, 08/15/50 (a)	250,000	149,325
VMware LLC
1.40%, 08/15/26 (a)	250,000	235,235
4.65%, 05/15/27 (a)	50,000	50,122
3.90%, 08/21/27 (a)	200,000	196,628
1.80%, 08/15/28 (a)	200,000	180,378
4.70%, 05/15/30 (a)	150,000	149,922
2.20%, 08/15/31 (a)	250,000	211,667
Western Digital Corp.
2.85%, 02/01/29 (a)	100,000	89,773
3.10%, 02/01/32 (a)	100,000	84,207
Western Union Co.
1.35%, 03/15/26 (a)	200,000	189,688
6.20%, 11/17/36	100,000	104,781
Workday, Inc.
3.50%, 04/01/27 (a)	200,000	195,760
3.70%, 04/01/29 (a)	150,000	145,215
3.80%, 04/01/32 (a)	150,000	141,044
Xilinx, Inc.
2.38%, 06/01/30 (a)	200,000	179,826
		113,214,809
Transportation 0.5%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	133,913	116,034
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	124,202	120,173
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	123,882	118,807
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	127,140	118,614
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	95,813	90,801
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	90,703	82,859
Burlington Northern Santa Fe LLC
3.65%, 09/01/25 (a)	100,000	99,047
3.25%, 06/15/27 (a)	100,000	97,657
6.20%, 08/15/36	50,000	56,310
6.15%, 05/01/37	100,000	112,322
5.75%, 05/01/40 (a)	100,000	106,637
5.05%, 03/01/41 (a)	100,000	99,248
5.40%, 06/01/41 (a)	100,000	102,897
4.95%, 09/15/41 (a)	100,000	97,980
4.40%, 03/15/42 (a)	100,000	91,405
4.38%, 09/01/42 (a)	150,000	136,404
4.45%, 03/15/43 (a)	200,000	182,850
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.15%, 09/01/43 (a)	100,000	100,577
4.90%, 04/01/44 (a)	100,000	96,534
4.55%, 09/01/44 (a)	165,000	151,668
4.15%, 04/01/45 (a)	250,000	216,882
4.70%, 09/01/45 (a)	100,000	93,650
3.90%, 08/01/46 (a)	100,000	83,349
4.13%, 06/15/47 (a)	100,000	85,909
4.05%, 06/15/48 (a)	150,000	127,094
4.15%, 12/15/48 (a)	200,000	171,204
3.55%, 02/15/50 (a)	100,000	77,774
3.05%, 02/15/51 (a)	100,000	69,846
3.30%, 09/15/51 (a)	200,000	146,674
2.88%, 06/15/52 (a)	150,000	100,446
4.45%, 01/15/53 (a)	200,000	179,804
5.20%, 04/15/54 (a)	300,000	301,416
5.50%, 03/15/55 (a)	200,000	209,410
Canadian National Railway Co.
2.75%, 03/01/26 (a)	100,000	97,642
6.90%, 07/15/28	150,000	164,131
3.85%, 08/05/32 (a)	150,000	142,688
5.85%, 11/01/33 (a)	100,000	109,274
6.20%, 06/01/36	150,000	167,776
3.20%, 08/02/46 (a)	150,000	113,168
3.65%, 02/03/48 (a)	100,000	80,762
4.45%, 01/20/49 (a)	150,000	136,721
2.45%, 05/01/50 (a)	200,000	125,890
4.40%, 08/05/52 (a)	100,000	90,211
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	100,000	94,441
4.00%, 06/01/28 (a)	100,000	98,632
2.88%, 11/15/29 (a)	100,000	93,039
2.05%, 03/05/30 (a)	100,000	88,310
7.13%, 10/15/31	75,000	85,763
2.45%, 12/02/31 (a)	300,000	259,923
4.80%, 09/15/35 (a)	50,000	49,322
5.95%, 05/15/37	100,000	106,956
3.00%, 12/02/41 (a)	200,000	151,914
4.30%, 05/15/43 (a)	100,000	88,614
4.80%, 08/01/45 (a)	100,000	93,563
4.95%, 08/15/45 (a)	100,000	94,826
4.70%, 05/01/48 (a)	75,000	68,726
3.50%, 05/01/50 (a)	100,000	75,653
3.10%, 12/02/51 (a)	325,000	226,535
4.20%, 11/15/69 (a)	100,000	79,616
6.13%, 09/15/15 (a)	100,000	106,899
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	150,000	148,533
CSX Corp.
3.35%, 11/01/25 (a)	100,000	98,590
2.60%, 11/01/26 (a)	100,000	96,566
3.25%, 06/01/27 (a)	150,000	146,323
3.80%, 03/01/28 (a)	200,000	197,148
4.25%, 03/15/29 (a)	150,000	149,865
2.40%, 02/15/30 (a)	100,000	90,562
4.10%, 11/15/32 (a)	150,000	145,417
5.20%, 11/15/33 (a)	150,000	156,042
6.15%, 05/01/37	150,000	167,268
6.22%, 04/30/40	100,000	111,361
5.50%, 04/15/41 (a)	100,000	103,350
4.75%, 05/30/42 (a)	150,000	142,064
4.10%, 03/15/44 (a)	200,000	173,010
3.80%, 11/01/46 (a)	100,000	81,103
4.30%, 03/01/48 (a)	100,000	87,354
4.75%, 11/15/48 (a)	100,000	93,352
4.50%, 03/15/49 (a)	150,000	134,424
3.35%, 09/15/49 (a)	100,000	73,804
3.80%, 04/15/50 (a)	100,000	80,959
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 05/01/50 (a)	100,000	82,806
2.50%, 05/15/51 (a)	100,000	62,150
4.50%, 11/15/52 (a)	175,000	157,867
4.50%, 08/01/54 (a)	100,000	89,254
4.25%, 11/01/66 (a)	100,000	82,286
4.65%, 03/01/68 (a)	125,000	111,274
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	76,082	70,812
Delta Air Lines, Inc.
7.38%, 01/15/26 (a)	150,000	153,706
4.38%, 04/19/28 (a)	75,000	72,986
3.75%, 10/28/29 (a)	75,000	70,245
FedEx Corp. 2020-1 Class AA Pass-Through Trust
1.88%, 08/20/35	196,527	168,471
FedEx Corp.
3.25%, 04/01/26 (a)	150,000	147,124
3.40%, 02/15/28 (a)	150,000	145,383
3.10%, 08/05/29 (a)	200,000	188,176
4.25%, 05/15/30 (a)	150,000	148,843
2.40%, 05/15/31 (a)	150,000	131,943
4.90%, 01/15/34	150,000	151,831
3.90%, 02/01/35	50,000	46,269
3.25%, 05/15/41 (a)	100,000	76,732
3.88%, 08/01/42	150,000	122,463
4.10%, 04/15/43	100,000	83,836
5.10%, 01/15/44	75,000	72,121
4.10%, 02/01/45	150,000	123,749
4.75%, 11/15/45 (a)	225,000	202,905
4.55%, 04/01/46 (a)	225,000	197,179
4.40%, 01/15/47 (a)	100,000	85,106
4.05%, 02/15/48 (a)	150,000	121,448
4.95%, 10/17/48 (a)	150,000	138,608
5.25%, 05/15/50 (a)	300,000	290,637
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	75,000	70,755
6.25%, 05/06/29 (a)	100,000	104,339
2.65%, 07/15/31 (a)	100,000	84,079
6.50%, 05/06/34 (a)	75,000	78,033
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	150,000	148,248
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	79,272	69,366
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34	77,097	72,515
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	98,243
Norfolk Southern Corp.
2.90%, 06/15/26 (a)	200,000	194,614
3.15%, 06/01/27 (a)	50,000	48,399
3.80%, 08/01/28 (a)	150,000	147,450
2.55%, 11/01/29 (a)	100,000	91,570
3.00%, 03/15/32 (a)	100,000	89,819
4.45%, 03/01/33 (a)	100,000	98,604
5.55%, 03/15/34 (a)	75,000	79,365
4.84%, 10/01/41	100,000	95,630
3.95%, 10/01/42 (a)	130,000	110,015
4.45%, 06/15/45 (a)	150,000	134,111
4.65%, 01/15/46 (a)	150,000	137,325
3.94%, 11/01/47 (a)	125,000	101,698
4.15%, 02/28/48 (a)	100,000	84,588
4.10%, 05/15/49 (a)	100,000	82,989
3.40%, 11/01/49 (a)	100,000	73,638
3.05%, 05/15/50 (a)	100,000	68,876
2.90%, 08/25/51 (a)	100,000	65,938
4.05%, 08/15/52 (a)	150,000	122,706
3.70%, 03/15/53 (a)	75,000	57,525
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.55%, 06/01/53 (a)	150,000	133,028
5.35%, 08/01/54 (a)	200,000	200,768
3.16%, 05/15/55 (a)	125,000	84,130
5.95%, 03/15/64 (a)	100,000	108,382
5.10%, 08/01/18 (a)	50,000	45,004
4.10%, 05/15/21 (a)	100,000	76,333
Ryder System, Inc.
3.35%, 09/01/25 (a)	50,000	49,265
2.90%, 12/01/26 (a)	100,000	96,454
2.85%, 03/01/27 (a)	100,000	96,020
5.30%, 03/15/27 (a)	75,000	76,247
5.65%, 03/01/28 (a)	100,000	103,313
5.25%, 06/01/28 (a)	100,000	102,158
6.30%, 12/01/28 (a)	100,000	106,737
5.38%, 03/15/29 (a)	100,000	103,031
5.50%, 06/01/29 (a)	75,000	77,664
6.60%, 12/01/33 (a)	100,000	110,665
Southwest Airlines Co.
3.00%, 11/15/26 (a)	95,000	91,781
5.13%, 06/15/27 (a)	300,000	302,793
3.45%, 11/16/27 (a)	100,000	96,189
2.63%, 02/10/30 (a)	75,000	67,196
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	100,000	85,618
Union Pacific Corp.
2.75%, 03/01/26 (a)	150,000	146,359
3.00%, 04/15/27 (a)	200,000	193,920
3.95%, 09/10/28 (a)	250,000	248,252
3.70%, 03/01/29 (a)	150,000	147,117
2.40%, 02/05/30 (a)	200,000	181,976
2.38%, 05/20/31 (a)	200,000	177,192
2.80%, 02/14/32 (a)	250,000	224,390
4.50%, 01/20/33 (a)	200,000	199,954
2.89%, 04/06/36 (a)	150,000	126,771
3.60%, 09/15/37 (a)	150,000	132,180
3.55%, 08/15/39 (a)	100,000	85,833
3.20%, 05/20/41 (a)	200,000	158,058
4.05%, 11/15/45 (a)	75,000	64,065
4.05%, 03/01/46 (a)	150,000	127,382
3.35%, 08/15/46 (a)	75,000	56,612
4.00%, 04/15/47 (a)	75,000	62,616
4.50%, 09/10/48 (a)	100,000	90,782
4.30%, 03/01/49 (a)	100,000	87,685
3.25%, 02/05/50 (a)	350,000	257,001
3.80%, 10/01/51 (a)	150,000	120,441
2.95%, 03/10/52 (a)	100,000	68,578
4.95%, 09/09/52 (a)	150,000	146,716
3.50%, 02/14/53 (a)	150,000	113,780
4.95%, 05/15/53 (a)	100,000	97,831
3.88%, 02/01/55 (a)	50,000	39,967
3.95%, 08/15/59 (a)	100,000	80,022
3.84%, 03/20/60 (a)	350,000	271,579
3.55%, 05/20/61 (a)	100,000	72,465
2.97%, 09/16/62 (a)	150,000	94,359
5.15%, 01/20/63 (a)	100,000	97,964
4.10%, 09/15/67 (a)	100,000	80,246
3.75%, 02/05/70 (a)	125,000	92,240
3.80%, 04/06/71 (a)	150,000	111,885
3.85%, 02/14/72 (a)	100,000	75,765
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	76,258	74,462
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	78,926	76,643
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	94,596	88,588
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	66,644	61,605
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	110,215	103,118
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	68,071	64,923
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	80,794	71,480
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	251,473	256,020
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37	293,297	303,389
United Airlines Pass-Through Trust
5.45%, 08/15/38	150,000	154,867
5.88%, 08/15/38	75,000	76,514
United Parcel Service, Inc.
2.40%, 11/15/26 (a)	100,000	95,999
3.05%, 11/15/27 (a)	250,000	241,230
3.40%, 03/15/29 (a)	100,000	96,723
2.50%, 09/01/29 (a)	75,000	69,127
4.45%, 04/01/30 (a)	150,000	151,630
4.88%, 03/03/33 (a)	150,000	153,415
5.15%, 05/22/34 (a)	150,000	155,637
6.20%, 01/15/38	295,000	331,556
5.20%, 04/01/40 (a)	100,000	101,157
4.88%, 11/15/40 (a)	100,000	97,526
3.63%, 10/01/42	75,000	61,441
3.40%, 11/15/46 (a)	100,000	78,512
3.75%, 11/15/47 (a)	225,000	179,759
4.25%, 03/15/49 (a)	100,000	86,628
3.40%, 09/01/49 (a)	100,000	75,825
5.30%, 04/01/50 (a)	225,000	228,082
5.05%, 03/03/53 (a)	200,000	196,020
5.50%, 05/22/54 (a)	175,000	182,122
5.60%, 05/22/64 (a)	100,000	104,404
		26,380,181
		720,011,877

Utility 2.3%
Electric 2.1%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	250,000	244,122
5.45%, 05/15/29 (a)	100,000	103,572
2.10%, 07/01/30 (a)	175,000	152,196
5.70%, 05/15/34 (a)	100,000	103,686
4.15%, 05/01/49 (a)	100,000	79,804
3.45%, 05/15/51 (a)	100,000	69,889
5.25%, 05/15/52 (a)	100,000	94,086
AEP Transmission Co. LLC
5.15%, 04/01/34 (a)	75,000	76,379
3.75%, 12/01/47 (a)	150,000	117,201
4.25%, 09/15/48 (a)	100,000	84,602
3.80%, 06/15/49 (a)	100,000	78,365
3.15%, 09/15/49 (a)	75,000	52,613
3.65%, 04/01/50 (a)	100,000	76,634
4.50%, 06/15/52 (a)	100,000	87,737
5.40%, 03/15/53 (a)	100,000	101,082
AES Corp.
1.38%, 01/15/26 (a)	150,000	142,977
5.45%, 06/01/28 (a)	200,000	203,880
2.45%, 01/15/31 (a)	200,000	170,600
Alabama Power Co.
3.75%, 09/01/27 (a)	100,000	98,751
1.45%, 09/15/30 (a)	150,000	126,764
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.05%, 03/15/32 (a)	150,000	134,960
5.85%, 11/15/33 (a)	75,000	80,834
6.00%, 03/01/39	100,000	108,931
3.85%, 12/01/42	150,000	126,029
4.15%, 08/15/44 (a)	100,000	85,888
3.75%, 03/01/45 (a)	100,000	80,661
3.70%, 12/01/47 (a)	100,000	78,776
4.30%, 07/15/48 (a)	150,000	129,291
3.45%, 10/01/49 (a)	100,000	74,849
3.13%, 07/15/51 (a)	100,000	69,520
3.00%, 03/15/52 (a)	150,000	102,138
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (e)	200,000	201,694
Ameren Corp.
5.70%, 12/01/26 (a)	100,000	102,332
1.95%, 03/15/27 (a)	150,000	140,638
1.75%, 03/15/28 (a)	50,000	45,503
5.00%, 01/15/29 (a)	100,000	101,523
3.50%, 01/15/31 (a)	200,000	186,208
Ameren Illinois Co.
3.85%, 09/01/32 (a)	100,000	94,505
4.95%, 06/01/33 (a)	100,000	101,261
4.15%, 03/15/46 (a)	150,000	128,496
3.70%, 12/01/47 (a)	100,000	79,337
4.50%, 03/15/49 (a)	100,000	89,310
3.25%, 03/15/50 (a)	75,000	53,549
2.90%, 06/15/51 (a)	100,000	66,070
5.90%, 12/01/52 (a)	50,000	54,151
5.55%, 07/01/54 (a)	100,000	103,178
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	150,000	155,691
3.20%, 11/13/27 (a)	150,000	143,980
4.30%, 12/01/28 (a)	100,000	98,970
5.20%, 01/15/29 (a)	150,000	153,853
2.30%, 03/01/30 (a)	150,000	133,139
5.95%, 11/01/32 (a)	100,000	106,631
5.63%, 03/01/33 (a)	150,000	156,666
3.25%, 03/01/50 (a)	150,000	103,635
6.95%, 12/15/54 (a)(b)	100,000	104,185
7.05%, 12/15/54 (a)(b)	75,000	77,250
3.88%, 02/15/62 (a)(b)	150,000	139,923
Appalachian Power Co.
3.30%, 06/01/27 (a)	100,000	96,884
2.70%, 04/01/31 (a)	150,000	132,134
5.65%, 04/01/34 (a)	100,000	103,608
7.00%, 04/01/38	100,000	115,352
4.50%, 03/01/49 (a)	100,000	84,359
3.70%, 05/01/50 (a)	200,000	145,788
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	91,792
6.35%, 12/15/32 (a)	100,000	108,773
5.55%, 08/01/33 (a)	150,000	154,378
5.70%, 08/15/34 (a)	150,000	156,235
4.50%, 04/01/42 (a)	150,000	132,269
4.25%, 03/01/49 (a)	100,000	82,739
3.35%, 05/15/50 (a)	250,000	176,985
2.65%, 09/15/50 (a)	150,000	92,294
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	98,797
2.30%, 03/15/31 (a)	100,000	86,496
Avangrid, Inc.
3.80%, 06/01/29 (a)	100,000	96,381
Avista Corp.
4.35%, 06/01/48 (a)	100,000	86,732
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	100,000	86,524
6.35%, 10/01/36	100,000	111,221
3.50%, 08/15/46 (a)	150,000	114,906
3.20%, 09/15/49 (a)	150,000	105,252
4.55%, 06/01/52 (a)	100,000	88,244
5.40%, 06/01/53 (a)	150,000	151,564
5.65%, 06/01/54 (a)	75,000	78,587
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	150,000	144,835
3.70%, 07/15/30 (a)	150,000	144,502
1.65%, 05/15/31 (a)	75,000	62,280
6.13%, 04/01/36	298,000	325,428
5.95%, 05/15/37	100,000	108,269
5.15%, 11/15/43 (a)	100,000	98,590
4.50%, 02/01/45 (a)	150,000	136,864
3.80%, 07/15/48 (a)	150,000	116,814
4.45%, 01/15/49 (a)	175,000	150,654
4.25%, 10/15/50 (a)	100,000	83,215
2.85%, 05/15/51 (a)	250,000	163,142
4.60%, 05/01/53 (a)	200,000	174,966
Black Hills Corp.
3.95%, 01/15/26 (a)	50,000	49,433
3.15%, 01/15/27 (a)	150,000	145,158
5.95%, 03/15/28 (a)	75,000	78,480
2.50%, 06/15/30 (a)	50,000	44,025
4.35%, 05/01/33 (a)	150,000	141,321
6.15%, 05/15/34 (a)	75,000	79,629
6.00%, 01/15/35 (a)	75,000	78,444
3.88%, 10/15/49 (a)	100,000	76,882
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/27 (a)	150,000	145,590
5.20%, 10/01/28 (a)	100,000	102,788
4.45%, 10/01/32 (a)	150,000	147,430
4.95%, 04/01/33 (a)	100,000	100,686
5.15%, 03/01/34 (a)	100,000	102,352
4.50%, 04/01/44 (a)	100,000	89,582
4.25%, 02/01/49 (a)	100,000	85,214
2.90%, 07/01/50 (a)	200,000	131,938
3.35%, 04/01/51 (a)	150,000	108,648
3.60%, 03/01/52 (a)	100,000	75,465
4.85%, 10/01/52 (a)	75,000	69,239
5.30%, 04/01/53 (a)	75,000	74,863
CenterPoint Energy, Inc.
1.45%, 06/01/26 (a)	75,000	70,922
5.25%, 08/10/26	75,000	75,914
5.40%, 06/01/29 (a)	150,000	154,342
2.95%, 03/01/30 (a)	100,000	91,400
2.65%, 06/01/31 (a)	75,000	65,521
3.70%, 09/01/49 (a)	100,000	74,864
6.85%, 02/15/55 (a)(b)	75,000	75,438
7.00%, 02/15/55 (a)(b)	75,000	75,718
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	150,000	147,088
4.97%, 05/01/46 (a)	75,000	65,443
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	75,000	79,585
CMS Energy Corp.
3.45%, 08/15/27 (a)	100,000	97,616
4.88%, 03/01/44 (a)	100,000	94,002
4.75%, 06/01/50 (a)(b)	100,000	94,277
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	100,000	96,930
2.95%, 08/15/27 (a)	150,000	144,690
2.20%, 03/01/30 (a)	100,000	89,239
5.30%, 06/01/34 (a)	100,000	103,697
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.90%, 03/15/36	150,000	162,624
3.80%, 10/01/42 (a)	100,000	83,081
4.60%, 08/15/43 (a)	100,000	91,971
4.70%, 01/15/44 (a)	100,000	92,750
3.70%, 03/01/45 (a)	100,000	80,147
4.35%, 11/15/45 (a)	100,000	88,788
3.65%, 06/15/46 (a)	100,000	78,382
3.75%, 08/15/47 (a)	150,000	118,829
4.00%, 03/01/48 (a)	150,000	123,416
4.00%, 03/01/49 (a)	150,000	122,504
3.20%, 11/15/49 (a)	100,000	70,608
3.00%, 03/01/50 (a)	150,000	101,727
3.13%, 03/15/51 (a)	200,000	138,458
5.30%, 02/01/53 (a)	100,000	99,451
5.65%, 06/01/54 (a)	100,000	104,664
Connecticut Light & Power Co.
0.75%, 12/01/25 (a)	100,000	95,511
4.65%, 01/01/29 (a)	75,000	75,688
2.05%, 07/01/31 (a)	100,000	84,974
4.90%, 07/01/33 (a)	75,000	75,839
4.95%, 08/15/34 (a)	75,000	75,500
4.30%, 04/15/44 (a)	75,000	66,791
4.00%, 04/01/48 (a)	150,000	125,340
5.25%, 01/15/53 (a)	150,000	151,393
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	50,000	49,603
3.35%, 04/01/30 (a)	200,000	190,544
2.40%, 06/15/31 (a)	200,000	175,782
5.20%, 03/01/33 (a)	100,000	103,310
5.50%, 03/15/34 (a)	100,000	105,346
5.38%, 05/15/34 (a)	150,000	156,549
5.30%, 03/01/35	80,000	83,038
5.85%, 03/15/36	150,000	160,839
6.30%, 08/15/37	100,000	111,141
6.75%, 04/01/38	100,000	115,274
5.50%, 12/01/39	100,000	102,675
4.20%, 03/15/42	50,000	43,589
4.45%, 03/15/44 (a)	230,000	205,109
4.50%, 12/01/45 (a)	150,000	132,852
3.85%, 06/15/46 (a)	100,000	80,261
3.88%, 06/15/47 (a)	150,000	120,183
4.65%, 12/01/48 (a)	100,000	90,776
4.13%, 05/15/49 (a)	100,000	83,093
3.95%, 04/01/50 (a)	150,000	124,110
3.20%, 12/01/51 (a)	75,000	52,134
6.15%, 11/15/52 (a)	150,000	167,697
5.90%, 11/15/53 (a)	150,000	161,160
5.70%, 05/15/54 (a)	150,000	157,836
4.63%, 12/01/54 (a)	100,000	89,612
4.30%, 12/01/56 (a)	150,000	125,795
4.00%, 11/15/57 (a)	100,000	78,950
4.50%, 05/15/58 (a)	100,000	86,119
3.70%, 11/15/59 (a)	100,000	73,953
3.00%, 12/01/60 (a)	100,000	62,722
3.60%, 06/15/61 (a)	200,000	144,990
Constellation Energy Generation LLC
5.60%, 03/01/28 (a)	150,000	155,539
5.80%, 03/01/33 (a)	150,000	157,686
6.13%, 01/15/34 (a)	100,000	107,521
6.25%, 10/01/39	162,000	175,926
5.75%, 10/01/41 (a)	100,000	101,877
5.60%, 06/15/42 (a)	100,000	100,149
6.50%, 10/01/53 (a)	175,000	194,631
5.75%, 03/15/54 (a)	150,000	151,764
Consumers Energy Co.
4.65%, 03/01/28 (a)	200,000	202,460
4.90%, 02/15/29 (a)	100,000	102,413
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 01/15/30 (a)	100,000	101,421
4.63%, 05/15/33 (a)	125,000	124,443
3.95%, 05/15/43 (a)	230,000	195,741
4.05%, 05/15/48 (a)	100,000	84,766
4.35%, 04/15/49 (a)	100,000	88,839
3.75%, 02/15/50 (a)	50,000	40,394
3.10%, 08/15/50 (a)	100,000	72,900
3.50%, 08/01/51 (a)	200,000	156,464
4.20%, 09/01/52 (a)	100,000	85,602
2.50%, 05/01/60 (a)	200,000	121,650
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	100,000	76,710
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	75,000	64,205
5.30%, 05/15/33	150,000	155,328
6.05%, 01/15/38	100,000	109,127
5.45%, 02/01/41 (a)	100,000	101,518
6.25%, 10/15/53 (a)	100,000	113,387
5.10%, 06/01/65 (a)	100,000	95,236
Dominion Energy, Inc.
3.90%, 10/01/25 (a)	150,000	148,557
1.45%, 04/15/26 (a)	100,000	95,052
2.85%, 08/15/26 (a)	150,000	145,254
4.25%, 06/01/28 (a)	150,000	148,558
3.38%, 04/01/30 (a)	350,000	327,876
4.35%, 08/15/32 (a)	75,000	73,082
5.38%, 11/15/32 (a)	150,000	154,648
5.25%, 08/01/33	180,000	182,815
5.95%, 06/15/35	100,000	106,700
7.00%, 06/15/38	100,000	115,186
3.30%, 04/15/41 (a)	100,000	75,948
4.90%, 08/01/41 (a)	100,000	92,090
4.05%, 09/15/42 (a)	100,000	81,810
4.70%, 12/01/44 (a)	50,000	43,958
4.60%, 03/15/49 (a)	100,000	86,343
4.85%, 08/15/52 (a)	100,000	90,129
7.00%, 06/01/54 (a)(b)	150,000	160,305
6.88%, 02/01/55 (a)(b)	175,000	182,803
DTE Electric Co.
1.90%, 04/01/28 (a)	100,000	92,048
2.25%, 03/01/30 (a)	150,000	134,339
2.63%, 03/01/31 (a)	100,000	89,398
5.20%, 04/01/33 (a)	150,000	154,969
5.20%, 03/01/34 (a)	150,000	154,930
3.70%, 03/15/45 (a)	250,000	199,900
3.75%, 08/15/47 (a)	150,000	119,585
4.05%, 05/15/48 (a)	100,000	84,484
3.95%, 03/01/49 (a)	150,000	124,580
2.95%, 03/01/50 (a)	100,000	68,718
5.40%, 04/01/53 (a)	150,000	153,481
DTE Energy Co.
2.85%, 10/01/26 (a)	200,000	193,524
4.95%, 07/01/27 (a)	200,000	202,238
4.88%, 06/01/28 (a)	150,000	151,752
5.10%, 03/01/29 (a)	200,000	204,078
3.40%, 06/15/29 (a)	100,000	94,949
2.95%, 03/01/30 (a)	100,000	91,540
5.85%, 06/01/34 (a)	150,000	158,304
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	150,000	145,660
3.95%, 11/15/28 (a)	150,000	148,372
2.45%, 08/15/29 (a)	150,000	137,335
2.45%, 02/01/30 (a)	100,000	90,504
6.45%, 10/15/32	130,000	143,780
4.95%, 01/15/33 (a)	200,000	203,326
4.85%, 01/15/34 (a)	100,000	100,470
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 01/15/38	100,000	109,058
6.05%, 04/15/38	150,000	164,779
5.30%, 02/15/40	150,000	153,099
4.25%, 12/15/41 (a)	155,000	136,941
3.75%, 06/01/45 (a)	150,000	119,937
3.88%, 03/15/46 (a)	100,000	80,795
3.70%, 12/01/47 (a)	150,000	116,543
3.95%, 03/15/48 (a)	100,000	81,787
3.20%, 08/15/49 (a)	150,000	105,705
3.45%, 04/15/51 (a)	150,000	110,499
3.55%, 03/15/52 (a)	100,000	74,261
5.35%, 01/15/53 (a)	150,000	150,192
5.40%, 01/15/54 (a)	150,000	152,067
Duke Energy Corp.
0.90%, 09/15/25 (a)	200,000	192,530
5.00%, 12/08/25	75,000	75,338
2.65%, 09/01/26 (a)	300,000	289,404
4.85%, 01/05/27	100,000	101,078
3.15%, 08/15/27 (a)	200,000	192,934
4.30%, 03/15/28 (a)	175,000	174,046
4.85%, 01/05/29 (a)	100,000	101,548
3.40%, 06/15/29 (a)	50,000	47,556
2.45%, 06/01/30 (a)	250,000	223,530
2.55%, 06/15/31 (a)	200,000	173,576
4.50%, 08/15/32 (a)	200,000	194,970
5.75%, 09/15/33 (a)	100,000	105,823
5.45%, 06/15/34 (a)	125,000	128,821
3.30%, 06/15/41 (a)	100,000	76,588
4.80%, 12/15/45 (a)	200,000	179,758
3.75%, 09/01/46 (a)	250,000	191,580
3.95%, 08/15/47 (a)	100,000	78,773
4.20%, 06/15/49 (a)	100,000	81,244
3.50%, 06/15/51 (a)	200,000	143,066
5.00%, 08/15/52 (a)	200,000	183,856
6.10%, 09/15/53 (a)	100,000	107,196
5.80%, 06/15/54 (a)	125,000	128,106
6.45%, 09/01/54 (a)(b)	175,000	179,139
3.25%, 01/15/82 (a)(b)	100,000	90,203
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	255,000	248,737
3.80%, 07/15/28 (a)	150,000	147,909
1.75%, 06/15/30 (a)	150,000	129,374
2.40%, 12/15/31 (a)	100,000	86,239
5.88%, 11/15/33 (a)	100,000	107,852
6.35%, 09/15/37	150,000	167,035
6.40%, 06/15/38	200,000	224,966
3.85%, 11/15/42 (a)	75,000	62,217
3.40%, 10/01/46 (a)	75,000	55,763
4.20%, 07/15/48 (a)	150,000	126,629
3.00%, 12/15/51 (a)	100,000	66,482
5.95%, 11/15/52 (a)	50,000	53,766
6.20%, 11/15/53 (a)	125,000	139,984
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	150,000	155,274
6.12%, 10/15/35	100,000	109,648
6.35%, 08/15/38	200,000	224,988
4.90%, 07/15/43 (a)	100,000	94,971
3.25%, 10/01/49 (a)	150,000	106,892
2.75%, 04/01/50 (a)	100,000	64,065
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	75,000	72,893
2.13%, 06/01/30 (a)	150,000	131,891
4.30%, 02/01/49 (a)	100,000	84,380
5.65%, 04/01/53 (a)	100,000	102,449
5.55%, 03/15/54 (a)	75,000	76,437
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	200,000	196,244
2.00%, 08/15/31 (a)	150,000	126,677
3.40%, 04/01/32 (a)	75,000	68,930
5.25%, 03/15/33 (a)	100,000	103,644
4.10%, 05/15/42 (a)	100,000	85,553
4.10%, 03/15/43 (a)	150,000	127,941
4.15%, 12/01/44 (a)	178,000	151,524
4.20%, 08/15/45 (a)	100,000	85,389
3.70%, 10/15/46 (a)	250,000	196,027
2.50%, 08/15/50 (a)	150,000	91,523
4.00%, 04/01/52 (a)	75,000	60,857
5.35%, 03/15/53 (a)	150,000	149,871
Edison International
5.75%, 06/15/27 (a)	100,000	102,513
4.13%, 03/15/28 (a)	100,000	98,016
5.25%, 11/15/28 (a)	100,000	101,841
5.45%, 06/15/29 (a)	75,000	77,176
6.95%, 11/15/29 (a)	100,000	109,479
El Paso Electric Co.
6.00%, 05/15/35	44,000	46,225
Emera U.S. Finance LP
3.55%, 06/15/26 (a)	150,000	146,403
4.75%, 06/15/46 (a)	250,000	216,547
Enel Americas SA
4.00%, 10/25/26 (a)	100,000	98,402
Enel Chile SA
4.88%, 06/12/28 (a)	100,000	99,103
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	150,000	147,946
5.15%, 01/15/33 (a)	200,000	204,930
5.45%, 06/01/34 (a)	75,000	78,263
4.20%, 04/01/49 (a)	150,000	125,234
2.65%, 06/15/51 (a)	100,000	61,692
5.75%, 06/01/54 (a)	75,000	78,128
Entergy Corp.
0.90%, 09/15/25 (a)	150,000	144,481
2.95%, 09/01/26 (a)	150,000	145,473
1.90%, 06/15/28 (a)	150,000	136,422
2.80%, 06/15/30 (a)	100,000	90,564
2.40%, 06/15/31 (a)	150,000	128,429
3.75%, 06/15/50 (a)	150,000	110,684
7.13%, 12/01/54 (a)(b)	200,000	203,706
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	100,000	95,920
3.25%, 04/01/28 (a)	100,000	95,965
2.35%, 06/15/32 (a)	100,000	84,727
4.00%, 03/15/33 (a)	100,000	93,714
5.35%, 03/15/34 (a)	100,000	102,953
5.15%, 09/15/34 (a)	100,000	101,048
3.10%, 06/15/41 (a)	100,000	75,121
4.95%, 01/15/45 (a)	75,000	70,041
4.20%, 09/01/48 (a)	100,000	82,778
4.20%, 04/01/50 (a)	150,000	123,891
2.90%, 03/15/51 (a)	150,000	96,968
4.75%, 09/15/52 (a)	100,000	90,303
5.70%, 03/15/54 (a)	150,000	155,097
Entergy Mississippi LLC
5.00%, 09/01/33 (a)	150,000	150,916
3.85%, 06/01/49 (a)	100,000	78,001
5.85%, 06/01/54 (a)	75,000	79,252
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	150,000	125,214
4.50%, 03/30/39 (a)	100,000	93,074
3.55%, 09/30/49 (a)	100,000	73,767
5.00%, 09/15/52 (a)	75,000	70,765
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	200,000	193,878
4.13%, 03/01/42 (a)	100,000	86,038
4.25%, 12/01/45 (a)	100,000	85,899
3.25%, 09/01/49 (a)	100,000	70,560
3.45%, 04/15/50 (a)	50,000	36,583
5.70%, 03/15/53 (a)	100,000	102,976
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	75,000	66,518
5.40%, 04/01/34 (a)	75,000	77,277
5.30%, 10/01/41 (a)	100,000	100,338
4.20%, 03/15/48 (a)	100,000	84,310
Evergy, Inc.
2.90%, 09/15/29 (a)	250,000	229,745
Eversource Energy
4.75%, 05/15/26	150,000	150,235
5.00%, 01/01/27	150,000	151,410
4.60%, 07/01/27 (a)	75,000	75,029
3.30%, 01/15/28 (a)	100,000	95,769
5.45%, 03/01/28 (a)	200,000	205,108
5.95%, 02/01/29 (a)	100,000	104,888
4.25%, 04/01/29 (a)	150,000	147,300
1.65%, 08/15/30 (a)	250,000	210,450
2.55%, 03/15/31 (a)	100,000	86,441
3.38%, 03/01/32 (a)	150,000	134,274
5.13%, 05/15/33 (a)	150,000	150,348
5.50%, 01/01/34 (a)	100,000	102,180
5.95%, 07/15/34 (a)	100,000	105,370
3.45%, 01/15/50 (a)	150,000	109,535
Exelon Corp.
3.40%, 04/15/26 (a)	150,000	147,408
5.15%, 03/15/28 (a)	200,000	204,238
5.15%, 03/15/29 (a)	125,000	128,340
4.05%, 04/15/30 (a)	300,000	292,569
5.30%, 03/15/33 (a)	150,000	153,930
5.45%, 03/15/34 (a)	125,000	129,205
4.95%, 06/15/35 (a)(d)	80,000	78,705
5.63%, 06/15/35	100,000	105,251
5.10%, 06/15/45 (a)	100,000	95,221
4.45%, 04/15/46 (a)	200,000	172,708
4.70%, 04/15/50 (a)	100,000	88,790
4.10%, 03/15/52 (a)	150,000	121,427
5.60%, 03/15/53 (a)	175,000	177,522
FirstEnergy Corp.
3.90%, 07/15/27 (a)(e)	250,000	245,457
2.65%, 03/01/30 (a)	75,000	67,753
2.25%, 09/01/30 (a)	75,000	65,279
5.10%, 07/15/47 (a)(e)	175,000	155,573
3.40%, 03/01/50 (a)	100,000	70,798
Florida Power & Light Co.
3.13%, 12/01/25 (a)	150,000	147,699
4.45%, 05/15/26 (a)	100,000	100,211
3.30%, 05/30/27 (a)	75,000	73,014
5.05%, 04/01/28 (a)	175,000	179,331
4.40%, 05/15/28 (a)	100,000	100,632
5.15%, 06/15/29 (a)	150,000	155,364
2.45%, 02/03/32 (a)	300,000	261,297
5.10%, 04/01/33 (a)	150,000	154,680
4.80%, 05/15/33 (a)	150,000	151,447
5.63%, 04/01/34	150,000	161,203
5.30%, 06/15/34 (a)	150,000	156,349
4.95%, 06/01/35	75,000	76,115
5.65%, 02/01/37	100,000	107,177
5.95%, 02/01/38	100,000	109,684
5.96%, 04/01/39	100,000	108,887
5.69%, 03/01/40	150,000	158,599
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 02/01/41 (a)	75,000	75,899
4.13%, 02/01/42 (a)	100,000	88,189
4.05%, 06/01/42 (a)	100,000	87,047
3.80%, 12/15/42 (a)	100,000	83,676
4.05%, 10/01/44 (a)	150,000	129,195
3.70%, 12/01/47 (a)	100,000	79,940
3.95%, 03/01/48 (a)	100,000	83,313
4.13%, 06/01/48 (a)	150,000	127,676
3.99%, 03/01/49 (a)	100,000	83,597
3.15%, 10/01/49 (a)	100,000	72,107
2.88%, 12/04/51 (a)	200,000	135,012
5.30%, 04/01/53 (a)	100,000	102,033
5.60%, 06/15/54 (a)	150,000	159,556
Fortis, Inc.
3.06%, 10/04/26 (a)	305,000	294,499
Georgia Power Co.
5.00%, 02/23/27 (a)	75,000	76,257
3.25%, 03/30/27 (a)	75,000	73,261
4.65%, 05/16/28 (a)	200,000	202,150
2.65%, 09/15/29 (a)	150,000	138,600
4.70%, 05/15/32 (a)	100,000	100,368
4.95%, 05/17/33 (a)	200,000	202,454
5.25%, 03/15/34 (a)	150,000	154,855
4.75%, 09/01/40	150,000	141,348
4.30%, 03/15/42	150,000	132,653
4.30%, 03/15/43	100,000	87,132
3.70%, 01/30/50 (a)	100,000	77,625
3.25%, 03/15/51 (a)	100,000	71,667
5.13%, 05/15/52 (a)	150,000	146,577
Iberdrola International BV
6.75%, 07/15/36	100,000	116,425
Idaho Power Co.
4.20%, 03/01/48 (a)	150,000	124,047
5.80%, 04/01/54 (a)	75,000	78,394
Indiana Michigan Power Co.
4.55%, 03/15/46 (a)	100,000	88,098
3.75%, 07/01/47 (a)	100,000	77,371
4.25%, 08/15/48 (a)	100,000	83,736
3.25%, 05/01/51 (a)	150,000	105,045
Interstate Power & Light Co.
2.30%, 06/01/30 (a)	200,000	176,920
5.70%, 10/15/33 (a)	75,000	78,827
6.25%, 07/15/39	150,000	163,053
3.50%, 09/30/49 (a)	100,000	73,095
IPALCO Enterprises, Inc.
5.75%, 04/01/34 (a)	50,000	51,569
ITC Holdings Corp.
3.25%, 06/30/26 (a)	100,000	97,597
5.30%, 07/01/43 (a)	100,000	95,884
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	79,106	77,391
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	100,000	99,181
4.38%, 10/01/45 (a)	100,000	86,702
3.30%, 06/01/50 (a)	100,000	71,593
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	75,000	78,218
4.25%, 04/01/49 (a)	100,000	83,668
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	200,000	194,676
6.75%, 12/30/31	100,000	115,149
5.35%, 01/15/34 (a)	75,000	78,647
4.80%, 09/15/43 (a)	100,000	94,609
4.40%, 10/15/44 (a)	100,000	89,523
4.25%, 05/01/46 (a)	100,000	86,534
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 08/01/47 (a)	50,000	41,184
3.65%, 08/01/48 (a)	150,000	117,513
4.25%, 07/15/49 (a)	150,000	130,013
3.15%, 04/15/50 (a)	100,000	70,779
2.70%, 08/01/52 (a)	100,000	63,978
5.85%, 09/15/54 (a)	175,000	188,634
5.30%, 02/01/55 (a)	100,000	99,881
Mississippi Power Co.
4.25%, 03/15/42	100,000	86,836
3.10%, 07/30/51 (a)	100,000	67,286
National Grid PLC
5.60%, 06/12/28 (a)	150,000	155,302
5.81%, 06/12/33 (a)	150,000	157,468
5.42%, 01/11/34 (a)	150,000	153,484
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/01/25 (a)	125,000	122,989
4.45%, 03/13/26 (a)	100,000	99,994
1.00%, 06/15/26 (a)	150,000	141,129
4.80%, 02/05/27 (a)	100,000	101,241
5.10%, 05/06/27 (a)	100,000	101,963
3.40%, 02/07/28 (a)	200,000	194,332
4.80%, 03/15/28 (a)	200,000	202,896
4.85%, 02/07/29 (a)	150,000	152,889
3.70%, 03/15/29 (a)	100,000	97,107
2.40%, 03/15/30 (a)	150,000	134,496
5.00%, 02/07/31 (a)	100,000	103,235
1.35%, 03/15/31 (a)	100,000	82,108
1.65%, 06/15/31 (a)	100,000	82,692
8.00%, 03/01/32	100,000	119,197
2.75%, 04/15/32 (a)	100,000	88,332
4.02%, 11/01/32 (a)	150,000	142,854
4.15%, 12/15/32 (a)	100,000	96,134
5.80%, 01/15/33 (a)	150,000	160,410
4.40%, 11/01/48 (a)	50,000	43,437
4.30%, 03/15/49 (a)	100,000	86,075
7.13%, 09/15/53 (a)(b)	75,000	78,108
Nevada Power Co.
3.70%, 05/01/29 (a)	150,000	145,765
6.65%, 04/01/36	100,000	111,892
6.75%, 07/01/37	100,000	114,816
3.13%, 08/01/50 (a)	100,000	67,393
6.00%, 03/15/54 (a)	100,000	107,396
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/25	350,000	352,933
4.95%, 01/29/26	200,000	201,082
1.88%, 01/15/27 (a)	150,000	141,417
3.55%, 05/01/27 (a)	250,000	244,250
4.63%, 07/15/27 (a)	200,000	201,392
4.90%, 02/28/28 (a)	200,000	202,688
1.90%, 06/15/28 (a)	300,000	273,477
4.90%, 03/15/29 (a)	175,000	177,921
3.50%, 04/01/29 (a)	150,000	143,580
2.75%, 11/01/29 (a)	150,000	138,534
5.00%, 02/28/30 (a)	100,000	102,564
2.25%, 06/01/30 (a)	300,000	265,155
2.44%, 01/15/32 (a)	200,000	170,642
5.00%, 07/15/32 (a)	200,000	202,924
5.05%, 02/28/33 (a)	175,000	176,515
5.25%, 03/15/34 (a)	200,000	203,606
3.00%, 01/15/52 (a)	100,000	66,232
5.25%, 02/28/53 (a)	200,000	195,008
5.55%, 03/15/54 (a)	200,000	201,940
6.75%, 06/15/54 (a)(b)	200,000	210,334
6.70%, 09/01/54 (a)(b)	175,000	178,657
4.80%, 12/01/77 (a)(b)	150,000	140,107
5.65%, 05/01/79 (a)(b)	100,000	97,673
3.80%, 03/15/82 (a)(b)	100,000	93,533
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northern States Power Co.
5.35%, 11/01/39	100,000	102,822
3.40%, 08/15/42 (a)	250,000	198,292
4.00%, 08/15/45 (a)	150,000	125,285
3.60%, 09/15/47 (a)	150,000	116,153
2.90%, 03/01/50 (a)	150,000	101,433
3.20%, 04/01/52 (a)	100,000	71,001
4.50%, 06/01/52 (a)	100,000	88,558
5.10%, 05/15/53 (a)	150,000	145,734
5.40%, 03/15/54 (a)	100,000	102,042
5.65%, 06/15/54 (a)	75,000	78,574
NorthWestern Corp.
4.18%, 11/15/44 (a)	100,000	84,945
NSTAR Electric Co.
3.20%, 05/15/27 (a)	150,000	145,587
3.25%, 05/15/29 (a)	150,000	142,977
5.40%, 06/01/34 (a)	100,000	104,460
5.50%, 03/15/40	150,000	154,158
4.40%, 03/01/44 (a)	50,000	44,376
4.55%, 06/01/52 (a)	150,000	134,768
Oglethorpe Power Corp.
5.95%, 11/01/39	100,000	104,062
5.38%, 11/01/40	200,000	194,882
4.50%, 04/01/47 (a)	100,000	85,254
3.75%, 08/01/50 (a)	100,000	75,227
6.20%, 12/01/53 (a)	75,000	80,294
Ohio Edison Co.
6.88%, 07/15/36	100,000	116,150
Ohio Power Co.
2.60%, 04/01/30 (a)	100,000	89,824
1.63%, 01/15/31 (a)	150,000	123,953
5.00%, 06/01/33 (a)	100,000	100,105
4.00%, 06/01/49 (a)	50,000	39,668
2.90%, 10/01/51 (a)	150,000	95,571
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	97,629
3.30%, 03/15/30 (a)	100,000	93,794
3.25%, 04/01/30 (a)	150,000	140,712
3.85%, 08/15/47 (a)	75,000	59,572
5.60%, 04/01/53 (a)	150,000	152,308
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (a)	250,000	239,485
3.70%, 11/15/28 (a)	100,000	97,575
2.75%, 05/15/30 (a)	150,000	137,232
7.00%, 05/01/32	150,000	171,237
4.15%, 06/01/32 (a)	100,000	96,611
4.55%, 09/15/32 (a)	100,000	99,036
5.65%, 11/15/33 (a)	150,000	159,484
5.25%, 09/30/40	150,000	149,952
4.55%, 12/01/41 (a)	80,000	73,325
5.30%, 06/01/42 (a)	37,000	37,184
3.80%, 09/30/47 (a)	100,000	80,398
3.80%, 06/01/49 (a)	100,000	79,705
3.10%, 09/15/49 (a)	150,000	104,055
3.70%, 05/15/50 (a)	100,000	77,556
2.70%, 11/15/51 (a)	100,000	63,030
4.60%, 06/01/52 (a)	100,000	89,166
4.95%, 09/15/52 (a)	200,000	190,118
5.35%, 10/01/52 (a)	78,000	77,527
5.55%, 06/15/54 (a)(d)	150,000	154,081
Pacific Gas & Electric Co.
3.15%, 01/01/26	325,000	317,336
2.95%, 03/01/26 (a)	100,000	97,096
5.45%, 06/15/27 (a)	100,000	101,599
2.10%, 08/01/27 (a)	200,000	185,830
3.30%, 12/01/27 (a)	250,000	238,812
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 06/15/28 (a)	150,000	140,928
3.75%, 07/01/28	200,000	192,604
6.10%, 01/15/29 (a)	200,000	209,350
5.55%, 05/15/29 (a)	200,000	206,044
4.55%, 07/01/30 (a)	550,000	538,428
2.50%, 02/01/31 (a)	450,000	387,144
3.25%, 06/01/31 (a)	150,000	134,247
4.40%, 03/01/32 (a)	100,000	95,217
5.90%, 06/15/32 (a)	100,000	103,840
6.15%, 01/15/33 (a)	150,000	158,203
6.40%, 06/15/33 (a)	200,000	214,192
6.95%, 03/15/34 (a)	150,000	167,650
5.80%, 05/15/34 (a)	200,000	206,580
4.50%, 07/01/40 (a)	350,000	303,870
3.30%, 08/01/40 (a)	250,000	187,447
4.20%, 06/01/41 (a)	100,000	81,531
4.60%, 06/15/43 (a)	150,000	127,632
4.75%, 02/15/44 (a)	100,000	86,195
4.30%, 03/15/45 (a)	100,000	80,388
4.25%, 03/15/46 (a)	100,000	79,061
4.00%, 12/01/46 (a)	100,000	75,780
3.95%, 12/01/47 (a)	200,000	151,258
4.95%, 07/01/50 (a)	550,000	479,550
3.50%, 08/01/50 (a)	350,000	241,976
5.25%, 03/01/52 (a)	100,000	90,823
6.75%, 01/15/53 (a)	250,000	274,042
6.70%, 04/01/53 (a)	150,000	164,733
PacifiCorp
5.10%, 02/15/29 (a)	100,000	102,574
3.50%, 06/15/29 (a)	100,000	95,575
5.30%, 02/15/31 (a)	150,000	153,957
7.70%, 11/15/31	100,000	117,415
5.45%, 02/15/34 (a)	200,000	204,752
6.10%, 08/01/36	100,000	107,420
5.75%, 04/01/37	100,000	103,970
6.25%, 10/15/37	100,000	107,977
6.35%, 07/15/38	100,000	109,263
6.00%, 01/15/39	130,000	137,480
4.10%, 02/01/42 (a)	75,000	61,923
4.13%, 01/15/49 (a)	150,000	121,034
4.15%, 02/15/50 (a)	150,000	119,871
3.30%, 03/15/51 (a)	100,000	68,405
2.90%, 06/15/52 (a)	100,000	62,889
5.35%, 12/01/53 (a)	200,000	192,394
5.50%, 05/15/54 (a)	250,000	246,630
5.80%, 01/15/55 (a)	200,000	203,584
PECO Energy Co.
4.90%, 06/15/33 (a)	150,000	152,028
4.15%, 10/01/44 (a)	100,000	86,370
3.90%, 03/01/48 (a)	150,000	122,369
3.00%, 09/15/49 (a)	100,000	68,827
2.80%, 06/15/50 (a)	100,000	65,932
3.05%, 03/15/51 (a)	150,000	102,501
4.38%, 08/15/52 (a)	75,000	65,213
Potomac Electric Power Co.
6.50%, 11/15/37	150,000	171,730
4.15%, 03/15/43 (a)	100,000	86,755
5.50%, 03/15/54 (a)	75,000	76,861
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	150,000	146,184
4.13%, 04/15/30 (a)	200,000	194,618
5.25%, 09/01/34 (a)	150,000	152,224
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	150,000	152,457
4.85%, 02/15/34 (a)	150,000	151,531
4.75%, 07/15/43 (a)	50,000	46,930
4.13%, 06/15/44 (a)	100,000	86,760
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 06/01/47 (a)	150,000	124,751
4.15%, 06/15/48 (a)	100,000	85,522
5.25%, 05/15/53 (a)	150,000	150,987
Progress Energy, Inc.
7.75%, 03/01/31	150,000	173,733
7.00%, 10/30/31	100,000	112,904
6.00%, 12/01/39	100,000	105,718
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	100,000	97,663
1.90%, 01/15/31 (a)	150,000	126,950
1.88%, 06/15/31 (a)	150,000	125,510
5.35%, 05/15/34 (a)	75,000	77,678
6.25%, 09/01/37	100,000	110,151
3.60%, 09/15/42 (a)	100,000	79,209
4.30%, 03/15/44 (a)	40,000	34,343
3.80%, 06/15/47 (a)	200,000	155,262
4.05%, 09/15/49 (a)	100,000	79,892
3.20%, 03/01/50 (a)	100,000	69,815
4.50%, 06/01/52 (a)	100,000	85,923
5.25%, 04/01/53 (a)	150,000	145,753
5.75%, 05/15/54 (a)	150,000	157,138
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	100,000	85,786
5.35%, 10/01/33 (a)	100,000	104,526
3.60%, 07/01/49 (a)	50,000	38,687
5.15%, 01/15/53 (a)	50,000	49,276
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	100,000	84,394
5.25%, 01/15/33 (a)	100,000	101,542
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	150,000	142,251
2.25%, 09/15/26 (a)	150,000	143,874
3.65%, 09/01/28 (a)	100,000	97,555
3.20%, 05/15/29 (a)	100,000	95,183
1.90%, 08/15/31 (a)	250,000	209,935
4.90%, 12/15/32 (a)	150,000	153,001
5.20%, 08/01/33 (a)	100,000	103,564
5.20%, 03/01/34 (a)	100,000	103,563
5.50%, 03/01/40	75,000	77,884
3.95%, 05/01/42 (a)	150,000	128,160
3.80%, 03/01/46 (a)	150,000	122,741
3.60%, 12/01/47 (a)	100,000	78,348
3.85%, 05/01/49 (a)	150,000	122,885
3.20%, 08/01/49 (a)	75,000	54,601
3.15%, 01/01/50 (a)	100,000	71,801
2.70%, 05/01/50 (a)	150,000	98,753
2.05%, 08/01/50 (a)	200,000	114,878
5.13%, 03/15/53 (a)	50,000	49,640
5.45%, 08/01/53 (a)	100,000	103,516
5.45%, 03/01/54 (a)	100,000	104,031
5.30%, 08/01/54 (a)	100,000	101,962
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	200,000	207,924
5.88%, 10/15/28 (a)	150,000	156,958
1.60%, 08/15/30 (a)	200,000	168,704
6.13%, 10/15/33 (a)	75,000	80,771
5.45%, 04/01/34 (a)	75,000	77,192
Puget Energy, Inc.
4.10%, 06/15/30 (a)	250,000	238,355
Puget Sound Energy, Inc.
5.33%, 06/15/34 (a)	75,000	77,444
6.27%, 03/15/37	362,000	399,445
4.22%, 06/15/48 (a)	100,000	83,215
3.25%, 09/15/49 (a)	100,000	69,239
2.89%, 09/15/51 (a)	100,000	65,437
5.69%, 06/15/54 (a)	75,000	78,179
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	145,833
1.70%, 10/01/30 (a)	200,000	170,962
3.00%, 03/15/32 (a)	100,000	89,626
6.00%, 06/01/39	50,000	55,403
4.50%, 08/15/40	100,000	93,602
4.15%, 05/15/48 (a)	100,000	83,827
4.10%, 06/15/49 (a)	100,000	82,519
3.32%, 04/15/50 (a)	100,000	72,161
2.95%, 08/15/51 (a)	150,000	102,996
5.35%, 04/01/53 (a)	150,000	150,045
5.55%, 04/15/54 (a)	100,000	102,920
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	75,000	72,691
5.90%, 03/15/54 (a)	75,000	80,639
Southern California Edison Co.
1.20%, 02/01/26 (a)	100,000	95,228
4.90%, 06/01/26 (a)	100,000	100,559
4.70%, 06/01/27 (a)	150,000	151,585
5.85%, 11/01/27 (a)	150,000	156,268
3.65%, 03/01/28 (a)	100,000	97,442
5.30%, 03/01/28 (a)	150,000	153,961
5.65%, 10/01/28 (a)	100,000	104,249
4.20%, 03/01/29 (a)	100,000	98,792
5.15%, 06/01/29 (a)	100,000	102,838
2.85%, 08/01/29 (a)	100,000	92,584
2.25%, 06/01/30 (a)	150,000	132,474
5.45%, 06/01/31 (a)	300,000	312,684
2.75%, 02/01/32 (a)	100,000	87,647
5.95%, 11/01/32 (a)	125,000	134,150
6.00%, 01/15/34	150,000	161,983
5.20%, 06/01/34 (a)	200,000	203,486
5.63%, 02/01/36	100,000	104,513
5.55%, 01/15/37	75,000	78,708
5.95%, 02/01/38	100,000	106,873
5.50%, 03/15/40	100,000	102,135
4.50%, 09/01/40 (a)	150,000	135,908
4.05%, 03/15/42 (a)	100,000	84,267
3.90%, 03/15/43 (a)	50,000	41,122
4.65%, 10/01/43 (a)	150,000	136,402
3.60%, 02/01/45 (a)	100,000	77,372
4.00%, 04/01/47 (a)	300,000	243,264
4.13%, 03/01/48 (a)	250,000	205,885
4.88%, 03/01/49 (a)	100,000	92,483
3.65%, 02/01/50 (a)	200,000	151,424
2.95%, 02/01/51 (a)	100,000	66,455
3.65%, 06/01/51 (a)	100,000	75,088
3.45%, 02/01/52 (a)	100,000	72,284
5.45%, 06/01/52 (a)	100,000	99,380
5.70%, 03/01/53 (a)	100,000	102,641
5.88%, 12/01/53 (a)	150,000	157,417
Southern Co.
3.25%, 07/01/26 (a)	400,000	390,884
5.11%, 08/01/27 (e)	150,000	152,440
4.85%, 06/15/28 (a)	200,000	203,156
5.50%, 03/15/29 (a)	100,000	104,152
3.70%, 04/30/30 (a)	250,000	238,885
5.70%, 10/15/32 (a)	100,000	105,759
5.20%, 06/15/33 (a)	150,000	153,426
5.70%, 03/15/34 (a)	150,000	158,520
4.25%, 07/01/36 (a)	125,000	115,253
4.40%, 07/01/46 (a)	300,000	262,200
4.00%, 01/15/51 (a)(b)	250,000	244,867
3.75%, 09/15/51 (a)(b)	200,000	190,564
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	99,277
0.90%, 01/15/26 (a)	150,000	142,662
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 07/15/43	50,000	48,571
4.95%, 12/15/46 (a)	100,000	91,474
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	143,731
2.75%, 10/01/26 (a)	75,000	72,251
4.10%, 09/15/28 (a)	150,000	147,334
5.30%, 04/01/33 (a)	100,000	101,574
6.20%, 03/15/40	100,000	107,447
3.90%, 04/01/45 (a)	150,000	117,402
3.85%, 02/01/48 (a)	50,000	37,861
3.25%, 11/01/51 (a)	75,000	50,074
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	133,035
3.40%, 08/15/46 (a)	75,000	53,514
3.70%, 08/15/47 (a)	100,000	75,203
3.15%, 05/01/50 (a)	150,000	101,394
6.00%, 06/01/54 (a)	100,000	106,027
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	75,000	78,393
Tampa Electric Co.
2.40%, 03/15/31 (a)	100,000	87,015
4.10%, 06/15/42 (a)	200,000	171,666
4.30%, 06/15/48 (a)	250,000	213,192
Toledo Edison Co.
6.15%, 05/15/37	100,000	110,175
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	200,000	168,900
5.20%, 09/15/34 (a)	75,000	75,277
4.85%, 12/01/48 (a)	50,000	45,597
4.00%, 06/15/50 (a)	100,000	79,285
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	145,035
2.95%, 03/15/30 (a)	200,000	184,946
2.15%, 03/15/32 (a)	100,000	84,131
8.45%, 03/15/39	100,000	132,431
3.90%, 09/15/42 (a)	40,000	33,693
4.00%, 04/01/48 (a)	250,000	205,705
2.63%, 03/15/51 (a)	100,000	62,772
3.90%, 04/01/52 (a)	150,000	120,702
5.45%, 03/15/53 (a)	100,000	101,017
Virginia Electric & Power Co.
3.15%, 01/15/26 (a)	100,000	98,113
3.50%, 03/15/27 (a)	250,000	244,975
3.75%, 05/15/27 (a)	150,000	147,625
3.80%, 04/01/28 (a)	150,000	147,157
2.88%, 07/15/29 (a)	100,000	93,181
2.40%, 03/30/32 (a)	150,000	128,583
5.00%, 04/01/33 (a)	100,000	100,926
6.00%, 01/15/36	150,000	162,255
6.00%, 05/15/37	150,000	161,829
6.35%, 11/30/37	100,000	110,826
8.88%, 11/15/38	150,000	205,203
4.00%, 01/15/43 (a)	100,000	84,070
4.65%, 08/15/43 (a)	200,000	182,366
4.45%, 02/15/44 (a)	100,000	89,095
4.20%, 05/15/45 (a)	100,000	84,963
3.80%, 09/15/47 (a)	150,000	117,672
4.60%, 12/01/48 (a)	150,000	133,344
3.30%, 12/01/49 (a)	125,000	88,984
2.45%, 12/15/50 (a)	200,000	119,608
2.95%, 11/15/51 (a)	100,000	66,082
4.63%, 05/15/52 (a)	100,000	88,530
5.45%, 04/01/53 (a)	100,000	100,205
5.70%, 08/15/53 (a)	100,000	103,748
5.35%, 01/15/54 (a)	100,000	99,544
5.55%, 08/15/54 (a)	100,000	101,708
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WEC Energy Group, Inc.
4.75%, 01/09/26 (a)	250,000	250,232
5.15%, 10/01/27 (a)	100,000	102,060
1.38%, 10/15/27 (a)	200,000	182,352
4.75%, 01/15/28 (a)	150,000	151,476
1.80%, 10/15/30 (a)	100,000	85,112
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	100,000	91,038
5.00%, 05/15/29 (a)	150,000	154,167
4.75%, 09/30/32 (a)	100,000	101,787
4.30%, 10/15/48 (a)	100,000	86,534
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	100,000	94,233
3.95%, 09/01/32 (a)	100,000	94,343
4.95%, 04/01/33 (a)	100,000	100,571
3.65%, 04/01/50 (a)	100,000	75,366
Wisconsin Public Service Corp.
3.67%, 12/01/42	150,000	122,606
3.30%, 09/01/49 (a)	100,000	73,052
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	150,000	146,029
4.00%, 06/15/28 (a)	250,000	245,015
2.60%, 12/01/29 (a)	100,000	90,476
3.40%, 06/01/30 (a)	100,000	93,599
4.60%, 06/01/32 (a)	200,000	195,122
5.45%, 08/15/33 (a)	150,000	153,543
5.50%, 03/15/34 (a)	150,000	153,786
3.50%, 12/01/49 (a)	100,000	71,771
		105,530,959
Natural Gas 0.2%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	125,000	115,439
1.50%, 01/15/31 (a)	150,000	125,354
5.90%, 11/15/33 (a)	150,000	162,624
4.13%, 10/15/44 (a)	300,000	259,614
4.30%, 10/01/48 (a)	100,000	86,038
4.13%, 03/15/49 (a)	100,000	83,450
3.38%, 09/15/49 (a)	100,000	73,743
2.85%, 02/15/52 (a)	150,000	98,105
5.75%, 10/15/52 (a)	100,000	106,652
6.20%, 11/15/53 (a)	100,000	113,191
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	204,618
4.00%, 04/01/28 (a)	100,000	98,222
1.75%, 10/01/30 (a)	100,000	84,641
5.40%, 03/01/33 (a)	100,000	103,398
5.40%, 07/01/34 (a)	75,000	76,643
5.85%, 01/15/41 (a)	100,000	103,780
4.10%, 09/01/47 (a)	50,000	40,704
National Grid USA
5.80%, 04/01/35	75,000	77,708
NiSource, Inc.
3.49%, 05/15/27 (a)	250,000	243,697
5.25%, 03/30/28 (a)	200,000	204,578
2.95%, 09/01/29 (a)	100,000	92,732
3.60%, 05/01/30 (a)	150,000	142,455
1.70%, 02/15/31 (a)	250,000	208,112
5.35%, 04/01/34 (a)	100,000	102,169
5.95%, 06/15/41 (a)	75,000	78,395
5.25%, 02/15/43 (a)	45,000	43,650
4.80%, 02/15/44 (a)	209,000	191,477
5.65%, 02/01/45 (a)	100,000	101,041
4.38%, 05/15/47 (a)	200,000	170,726
3.95%, 03/30/48 (a)	100,000	79,539
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 06/15/52 (a)	75,000	70,369
6.95%, 11/30/54 (a)(b)	75,000	76,151
ONE Gas, Inc.
2.00%, 05/15/30 (a)	100,000	88,010
4.25%, 09/01/32 (a)	75,000	73,033
4.66%, 02/01/44 (a)	100,000	91,127
4.50%, 11/01/48 (a)	100,000	87,589
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	150,000	143,479
2.50%, 03/15/31 (a)	100,000	87,255
5.40%, 06/15/33 (a)	100,000	103,291
5.10%, 02/15/35 (a)	75,000	74,919
3.64%, 11/01/46 (a)	100,000	75,725
3.35%, 06/01/50 (a)	100,000	70,712
5.05%, 05/15/52 (a)	50,000	46,494
Sempra
5.40%, 08/01/26 (a)	100,000	101,523
3.25%, 06/15/27 (a)	200,000	193,470
3.40%, 02/01/28 (a)	200,000	192,780
3.70%, 04/01/29 (a)	150,000	144,573
5.50%, 08/01/33 (a)	150,000	155,169
3.80%, 02/01/38 (a)	150,000	127,864
6.00%, 10/15/39	150,000	157,441
4.00%, 02/01/48 (a)	150,000	119,268
4.13%, 04/01/52 (a)(b)	150,000	140,649
6.88%, 10/01/54 (a)(b)	200,000	202,516
Southern California Gas Co.
2.95%, 04/15/27 (a)	150,000	144,831
2.55%, 02/01/30 (a)	100,000	90,546
5.20%, 06/01/33 (a)	100,000	102,773
3.75%, 09/15/42 (a)	150,000	121,790
4.30%, 01/15/49 (a)	150,000	127,550
3.95%, 02/15/50 (a)	100,000	79,821
6.35%, 11/15/52 (a)	100,000	112,848
5.75%, 06/01/53 (a)	100,000	104,185
5.60%, 04/01/54 (a)	100,000	103,695
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	100,000	83,725
5.15%, 09/15/32 (a)	100,000	102,211
5.75%, 09/15/33 (a)	100,000	105,790
5.88%, 03/15/41 (a)	150,000	157,723
4.40%, 06/01/43 (a)	75,000	65,135
3.95%, 10/01/46 (a)	150,000	120,429
4.40%, 05/30/47 (a)	100,000	84,848
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	219,015
4.05%, 03/15/32 (a)	150,000	141,067
4.15%, 06/01/49 (a)	100,000	79,719
Spire Missouri, Inc.
5.15%, 08/15/34 (a)	50,000	50,978
3.30%, 06/01/51 (a)	100,000	71,241
Spire, Inc.
5.30%, 03/01/26	75,000	75,556
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	79,146
		8,720,524
Utility Other 0.0%
American Water Capital Corp.
3.75%, 09/01/28 (a)	240,000	234,835
3.45%, 06/01/29 (a)	300,000	288,084
2.30%, 06/01/31 (a)	200,000	172,908
5.15%, 03/01/34 (a)	100,000	102,816
6.59%, 10/15/37	150,000	173,322
4.00%, 12/01/46 (a)	150,000	125,025
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 09/01/47 (a)	200,000	159,174
4.20%, 09/01/48 (a)	100,000	85,339
4.15%, 06/01/49 (a)	150,000	126,387
3.45%, 05/01/50 (a)	100,000	74,762
3.25%, 06/01/51 (a)	200,000	142,918
Essential Utilities, Inc.
2.70%, 04/15/30 (a)	100,000	90,337
2.40%, 05/01/31 (a)	50,000	43,172
5.38%, 01/15/34 (a)	100,000	102,153
4.28%, 05/01/49 (a)	100,000	82,950
3.35%, 04/15/50 (a)	100,000	70,794
5.30%, 05/01/52 (a)	100,000	96,275
United Utilities PLC
6.88%, 08/15/28	100,000	107,880
		2,279,131
		116,530,614
Total Corporates (Cost $1,336,648,583)		1,243,735,070

TREASURIES 43.1% OF NET ASSETS
U.S. Treasury Bonds
6.00%, 02/15/26	1,310,800	1,349,356
6.75%, 08/15/26	750,000	791,558
6.50%, 11/15/26	955,300	1,014,932
6.63%, 02/15/27	496,400	530,877
6.38%, 08/15/27	743,300	797,770
6.13%, 11/15/27	1,509,500	1,616,816
5.50%, 08/15/28	280,000	298,802
5.25%, 11/15/28	1,588,100	1,681,649
5.25%, 02/15/29	795,300	847,088
6.13%, 08/15/29	900,000	996,328
6.25%, 05/15/30	950,000	1,069,752
5.38%, 02/15/31	1,460,000	1,596,362
4.50%, 02/15/36	1,536,700	1,628,662
4.75%, 02/15/37	881,000	951,824
5.00%, 05/15/37	1,180,000	1,303,439
4.38%, 02/15/38	1,290,600	1,343,535
4.50%, 05/15/38	1,481,000	1,558,984
3.50%, 02/15/39	1,478,300	1,392,489
4.25%, 05/15/39	1,437,500	1,466,924
4.50%, 08/15/39	2,223,300	2,326,475
4.38%, 11/15/39	2,375,900	2,452,189
4.63%, 02/15/40	2,448,600	2,597,238
1.13%, 05/15/40	7,150,000	4,629,066
4.38%, 05/15/40	2,377,000	2,453,324
1.13%, 08/15/40	8,600,000	5,518,109
3.88%, 08/15/40	2,109,100	2,048,134
1.38%, 11/15/40	9,700,000	6,445,195
4.25%, 11/15/40	2,073,600	2,104,056
1.88%, 02/15/41	11,600,000	8,342,031
4.75%, 02/15/41	2,200,000	2,365,000
2.25%, 05/15/41	10,500,000	7,984,102
4.38%, 05/15/41	1,613,700	1,656,690
1.75%, 08/15/41	14,000,000	9,733,281
3.75%, 08/15/41	2,103,600	1,990,532
2.00%, 11/15/41	11,300,000	8,157,187
3.13%, 11/15/41	2,381,600	2,062,689
2.38%, 02/15/42	10,500,000	8,025,117
3.13%, 02/15/42	2,430,900	2,093,992
3.00%, 05/15/42	2,505,300	2,107,779
3.25%, 05/15/42	8,300,000	7,234,617
2.75%, 08/15/42	2,668,100	2,153,032
3.38%, 08/15/42	7,300,000	6,460,500
2.75%, 11/15/42	4,010,800	3,224,621
4.00%, 11/15/42	7,500,000	7,237,500
3.13%, 02/15/43	3,282,900	2,785,848
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 02/15/43	7,800,000	7,381,969
2.88%, 05/15/43	5,072,800	4,128,387
3.88%, 05/15/43	7,500,000	7,082,812
3.63%, 08/15/43	3,942,900	3,585,575
4.38%, 08/15/43	7,700,000	7,776,398
3.75%, 11/15/43	3,902,900	3,610,183
4.75%, 11/15/43	8,900,000	9,436,086
3.63%, 02/15/44	3,862,900	3,504,676
4.50%, 02/15/44	8,650,000	8,868,277
3.38%, 05/15/44	3,593,600	3,137,662
4.63%, 05/15/44	8,800,000	9,165,750
3.13%, 08/15/44	4,688,200	3,929,298
4.13%, 08/15/44	4,000,000	3,903,516
3.00%, 11/15/44	4,153,600	3,406,601
2.50%, 02/15/45	5,807,000	4,362,962
3.00%, 05/15/45	2,568,600	2,099,831
2.88%, 08/15/45	3,588,200	2,866,916
3.00%, 11/15/45	2,118,600	1,725,997
2.50%, 02/15/46	4,500,000	3,341,953
2.50%, 05/15/46	4,717,800	3,492,646
2.25%, 08/15/46	5,695,800	4,004,859
2.88%, 11/15/46	2,598,900	2,053,334
3.00%, 02/15/47	5,500,000	4,433,516
3.00%, 05/15/47	3,700,000	2,977,344
2.75%, 08/15/47	5,275,000	4,044,029
2.75%, 11/15/47	5,600,000	4,283,563
3.00%, 02/15/48	6,250,000	4,998,535
3.13%, 05/15/48	7,500,000	6,129,492
3.00%, 08/15/48	7,550,000	6,021,715
3.38%, 11/15/48	7,200,000	6,138,563
3.00%, 02/15/49	8,400,000	6,685,875
2.88%, 05/15/49	8,550,000	6,638,941
2.25%, 08/15/49	7,650,000	5,209,172
2.38%, 11/15/49	7,500,000	5,240,625
2.00%, 02/15/50	9,320,000	5,969,897
1.25%, 05/15/50	10,400,000	5,467,313
1.38%, 08/15/50	12,400,000	6,720,219
1.63%, 11/15/50	12,400,000	7,173,594
1.88%, 02/15/51	14,100,000	8,699,039
2.38%, 05/15/51	14,300,000	9,925,094
2.00%, 08/15/51	14,100,000	8,940,281
1.88%, 11/15/51	12,700,000	7,792,641
2.25%, 02/15/52	11,400,000	7,672,734
2.88%, 05/15/52	11,500,000	8,889,141
3.00%, 08/15/52	10,475,000	8,311,258
4.00%, 11/15/52	10,600,000	10,171,859
3.63%, 02/15/53	10,500,000	9,419,648
3.63%, 05/15/53	10,400,000	9,336,438
4.13%, 08/15/53	11,470,000	11,264,795
4.75%, 11/15/53	11,650,000	12,689,398
4.25%, 02/15/54	12,225,000	12,271,799
4.63%, 05/15/54	12,500,000	13,358,398
4.25%, 08/15/54	5,500,000	5,531,367
U.S. Treasury Notes
0.25%, 09/30/25	8,900,000	8,522,619
3.00%, 09/30/25	3,400,000	3,352,984
5.00%, 09/30/25	2,000,000	2,013,828
4.25%, 10/15/25	10,000,000	9,994,922
0.25%, 10/31/25	9,400,000	8,976,449
3.00%, 10/31/25	3,100,000	3,055,922
5.00%, 10/31/25	9,000,000	9,071,719
2.25%, 11/15/25	10,580,200	10,334,500
4.50%, 11/15/25	9,000,000	9,026,367
0.38%, 11/30/25	9,500,000	9,060,996
2.88%, 11/30/25	4,000,000	3,935,078
4.88%, 11/30/25	10,000,000	10,075,977
4.00%, 12/15/25	8,500,000	8,477,754
0.38%, 12/31/25	9,300,000	8,848,623
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.63%, 12/31/25	4,100,000	4,018,400
4.25%, 12/31/25	10,000,000	10,006,445
3.88%, 01/15/26	9,500,000	9,464,932
0.38%, 01/31/26	9,900,000	9,394,752
2.63%, 01/31/26	4,400,000	4,309,508
4.25%, 01/31/26	12,250,000	12,267,466
1.63%, 02/15/26	8,545,800	8,248,533
4.00%, 02/15/26	6,800,000	6,789,508
0.50%, 02/28/26	10,500,000	9,956,748
2.50%, 02/28/26	4,000,000	3,908,203
4.63%, 02/28/26	13,600,000	13,699,875
4.63%, 03/15/26	7,700,000	7,761,209
0.75%, 03/31/26	10,200,000	9,688,605
2.25%, 03/31/26	4,400,000	4,278,570
4.50%, 03/31/26	11,500,000	11,572,998
3.75%, 04/15/26	7,000,000	6,967,734
0.75%, 04/30/26	11,000,000	10,424,863
2.38%, 04/30/26	4,000,000	3,894,297
4.88%, 04/30/26	14,500,000	14,690,596
1.63%, 05/15/26	8,174,500	7,855,184
3.63%, 05/15/26	7,000,000	6,954,062
0.75%, 05/31/26	11,000,000	10,401,445
2.13%, 05/31/26	4,700,000	4,552,850
4.88%, 05/31/26	12,300,000	12,474,170
4.13%, 06/15/26	8,500,000	8,519,258
0.88%, 06/30/26	9,900,000	9,364,588
1.88%, 06/30/26	4,450,000	4,286,688
4.63%, 06/30/26	13,000,000	13,143,203
4.50%, 07/15/26	7,000,000	7,065,625
0.63%, 07/31/26	10,000,000	9,392,969
1.88%, 07/31/26	3,700,000	3,559,588
4.38%, 07/31/26	11,700,000	11,788,664
1.50%, 08/15/26	9,471,600	9,041,308
4.38%, 08/15/26	9,000,000	9,073,301
0.75%, 08/31/26	12,000,000	11,275,547
1.38%, 08/31/26	4,600,000	4,377,008
3.75%, 08/31/26	12,500,000	12,458,252
4.63%, 09/15/26	8,000,000	8,108,438
0.88%, 09/30/26	10,500,000	9,874,922
1.63%, 09/30/26	3,000,000	2,864,766
4.63%, 10/15/26	8,000,000	8,115,938
1.13%, 10/31/26	11,050,000	10,421,100
1.63%, 10/31/26	3,800,000	3,622,617
2.00%, 11/15/26	8,773,900	8,428,428
4.63%, 11/15/26	9,800,000	9,950,445
1.25%, 11/30/26	10,100,000	9,535,031
1.63%, 11/30/26	3,200,000	3,046,250
4.38%, 12/15/26	9,000,000	9,098,086
1.25%, 12/31/26	10,600,000	9,994,227
1.75%, 12/31/26	3,800,000	3,623,656
4.00%, 01/15/27	9,000,000	9,028,125
1.50%, 01/31/27	13,700,000	12,965,766
2.25%, 02/15/27	7,942,600	7,646,304
4.13%, 02/15/27	11,000,000	11,069,180
1.13%, 02/28/27	3,200,000	2,995,500
1.88%, 02/28/27	9,500,000	9,061,367
4.25%, 03/15/27	10,500,000	10,608,281
0.63%, 03/31/27	4,350,000	4,010,836
2.50%, 03/31/27	8,800,000	8,520,531
4.50%, 04/15/27	10,500,000	10,674,727
0.50%, 04/30/27	5,500,000	5,042,812
2.75%, 04/30/27	9,050,000	8,807,488
2.38%, 05/15/27	9,500,000	9,146,719
4.50%, 05/15/27	10,500,000	10,678,828
0.50%, 05/31/27	5,600,000	5,121,813
2.63%, 05/31/27	8,700,000	8,432,883
4.63%, 06/15/27	11,000,000	11,238,047
0.50%, 06/30/27	7,000,000	6,386,133
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 06/30/27	9,200,000	9,065,953
4.38%, 07/15/27	10,500,000	10,662,832
0.38%, 07/31/27	8,000,000	7,252,188
2.75%, 07/31/27	8,350,000	8,108,959
2.25%, 08/15/27	7,842,000	7,507,183
3.75%, 08/15/27	10,000,000	9,989,062
0.50%, 08/31/27	6,500,000	5,901,289
3.13%, 08/31/27	8,000,000	7,850,625
0.38%, 09/30/27	8,400,000	7,576,734
4.13%, 09/30/27	7,900,000	7,981,469
0.50%, 10/31/27	8,450,000	7,630,416
4.13%, 10/31/27	7,500,000	7,574,414
2.25%, 11/15/27	8,500,000	8,109,199
0.63%, 11/30/27	8,600,000	7,779,305
3.88%, 11/30/27	7,500,000	7,519,922
0.63%, 12/31/27	10,000,000	9,023,047
3.88%, 12/31/27	7,500,000	7,526,074
0.75%, 01/31/28	11,000,000	9,944,687
3.50%, 01/31/28	7,500,000	7,433,789
2.75%, 02/15/28	10,850,000	10,488,475
1.13%, 02/29/28	10,500,000	9,596,836
4.00%, 02/29/28	7,500,000	7,556,250
1.25%, 03/31/28	10,000,000	9,162,500
3.63%, 03/31/28	8,000,000	7,965,312
1.25%, 04/30/28	11,000,000	10,059,414
3.50%, 04/30/28	7,500,000	7,432,910
2.88%, 05/15/28	12,350,000	11,969,852
1.25%, 05/31/28	11,300,000	10,314,781
3.63%, 05/31/28	8,500,000	8,458,496
1.25%, 06/30/28	10,900,000	9,930,496
4.00%, 06/30/28	8,000,000	8,069,375
1.00%, 07/31/28	12,200,000	10,985,242
4.13%, 07/31/28	8,000,000	8,105,938
2.88%, 08/15/28	11,050,000	10,688,717
1.13%, 08/31/28	10,900,000	9,844,488
4.38%, 08/31/28	8,800,000	8,999,719
1.25%, 09/30/28	10,350,000	9,377,666
4.63%, 09/30/28	9,600,000	9,911,625
1.38%, 10/31/28	10,100,000	9,179,953
4.88%, 10/31/28	10,000,000	10,426,953
3.13%, 11/15/28	9,750,000	9,507,773
1.50%, 11/30/28	10,000,000	9,122,656
4.38%, 11/30/28	11,000,000	11,266,406
1.38%, 12/31/28	9,500,000	8,606,777
3.75%, 12/31/28	10,700,000	10,700,000
1.75%, 01/31/29	8,900,000	8,180,352
4.00%, 01/31/29	11,000,000	11,113,008
2.63%, 02/15/29	11,650,000	11,114,373
1.88%, 02/28/29	8,800,000	8,124,188
4.25%, 02/28/29	12,350,000	12,613,885
2.38%, 03/31/29	8,000,000	7,539,062
4.13%, 03/31/29	13,000,000	13,207,187
2.88%, 04/30/29	7,500,000	7,219,629
4.63%, 04/30/29	13,000,000	13,487,500
2.38%, 05/15/29	8,050,000	7,577,377
2.75%, 05/31/29	7,300,000	6,984,047
4.50%, 05/31/29	13,500,000	13,947,715
3.25%, 06/30/29	6,300,000	6,160,465
4.25%, 06/30/29	13,000,000	13,289,961
2.63%, 07/31/29	7,450,000	7,076,336
4.00%, 07/31/29	12,000,000	12,143,438
1.63%, 08/15/29	7,350,000	6,660,076
3.13%, 08/31/29	6,000,000	5,829,609
3.63%, 08/31/29	12,000,000	11,950,781
3.88%, 09/30/29	6,600,000	6,635,578
4.00%, 10/31/29	5,800,000	5,864,344
1.75%, 11/15/29	6,100,000	5,531,699
3.88%, 11/30/29	6,100,000	6,132,883
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 12/31/29	5,500,000	5,528,145
3.50%, 01/31/30	5,400,000	5,328,281
1.50%, 02/15/30	10,150,000	9,024,777
4.00%, 02/28/30	5,550,000	5,613,088
3.63%, 03/31/30	6,200,000	6,153,016
3.50%, 04/30/30	5,400,000	5,324,273
0.63%, 05/15/30	14,105,000	11,852,057
3.75%, 05/31/30	7,000,000	6,989,883
3.75%, 06/30/30	5,800,000	5,789,352
4.00%, 07/31/30	6,000,000	6,067,734
0.63%, 08/15/30	18,500,000	15,422,207
4.13%, 08/31/30	6,000,000	6,109,219
4.63%, 09/30/30	6,400,000	6,686,750
4.88%, 10/31/30	7,400,000	7,837,930
0.88%, 11/15/30	19,750,000	16,608,516
4.38%, 11/30/30	6,750,000	6,964,102
3.75%, 12/31/30	6,950,000	6,931,268
4.00%, 01/31/31	8,100,000	8,189,859
1.13%, 02/15/31	18,550,000	15,774,021
4.25%, 02/28/31	7,650,000	7,845,135
4.13%, 03/31/31	8,000,000	8,148,125
4.63%, 04/30/31	8,000,000	8,381,250
1.63%, 05/15/31	18,650,000	16,257,555
4.63%, 05/31/31	8,000,000	8,382,500
4.25%, 06/30/31	8,300,000	8,519,820
4.13%, 07/31/31	8,000,000	8,151,875
1.25%, 08/15/31	20,750,000	17,515,918
3.75%, 08/31/31	8,000,000	7,970,312
1.38%, 11/15/31	20,100,000	17,019,047
1.88%, 02/15/32	19,000,000	16,599,766
2.88%, 05/15/32	19,050,000	17,826,633
2.75%, 08/15/32	18,250,000	16,878,398
4.13%, 11/15/32	17,950,000	18,289,367
3.50%, 02/15/33	18,200,000	17,708,031
3.38%, 05/15/33	18,300,000	17,610,891
3.88%, 08/15/33	19,500,000	19,463,437
4.50%, 11/15/33	20,850,000	21,799,652
4.00%, 02/15/34	22,100,000	22,241,578
4.38%, 05/15/34	21,850,000	22,645,477
3.88%, 08/15/34	10,000,000	9,962,500
Total Treasuries (Cost $2,225,840,624)		2,219,452,351

GOVERNMENT RELATED 4.5% OF NET ASSETS

Agency 1.4%
Foreign 0.6%
Austria 0.0%
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	500,000	479,780
4.63%, 11/03/25	500,000	501,530
0.50%, 02/02/26	500,000	474,525
5.00%, 10/23/26	200,000	203,960
4.75%, 05/21/27	500,000	510,410
		2,170,205
Canada 0.1%
Export Development Canada
4.38%, 06/29/26	300,000	301,575
3.00%, 05/25/27	550,000	537,493
3.88%, 02/14/28	750,000	750,638
4.13%, 02/13/29	500,000	505,725
4.75%, 06/05/34	500,000	528,960
		2,624,391
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Germany 0.2%
Kreditanstalt fuer Wiederaufbau
0.63%, 01/22/26(h)	1,000,000	952,270
5.00%, 03/16/26(h)	500,000	506,280
4.63%, 08/07/26(h)	875,000	884,686
1.00%, 10/01/26(h)	650,000	611,858
4.38%, 03/01/27(h)	1,000,000	1,011,250
3.00%, 05/20/27(h)	950,000	928,881
3.75%, 02/15/28(h)	400,000	399,052
2.88%, 04/03/28(h)	750,000	726,480
3.88%, 06/15/28(h)	1,000,000	1,002,430
4.00%, 03/15/29(h)	500,000	503,970
1.75%, 09/14/29(h)	400,000	362,544
0.75%, 09/30/30(h)	400,000	334,288
4.75%, 10/29/30(h)	400,000	419,932
4.13%, 07/15/33(h)	1,000,000	1,008,860
4.38%, 02/28/34(h)	1,000,000	1,029,690
0.00%, 04/18/36(h)(i)	300,000	185,772
0.00%, 06/29/37(h)(i)	450,000	264,375
Landwirtschaftliche Rentenbank
0.88%, 03/30/26(h)	250,000	237,548
1.75%, 07/27/26(h)	250,000	239,525
3.88%, 09/28/27(h)	250,000	249,822
2.50%, 11/15/27(h)	250,000	239,713
0.88%, 09/03/30(h)	500,000	419,830
		12,519,056
Japan 0.1%
Japan Bank for International Cooperation
3.88%, 09/16/25	300,000	297,966
2.75%, 01/21/26	200,000	195,576
4.25%, 01/26/26	250,000	249,540
2.38%, 04/20/26	500,000	484,810
4.25%, 04/27/26	750,000	749,092
1.88%, 07/21/26	400,000	383,132
2.25%, 11/04/26	300,000	288,021
1.63%, 01/20/27	200,000	188,696
2.88%, 06/01/27	200,000	193,778
2.88%, 07/21/27	200,000	193,456
2.75%, 11/16/27	450,000	432,270
3.25%, 07/20/28	200,000	194,558
3.50%, 10/31/28	200,000	196,192
2.13%, 02/16/29	250,000	230,543
2.00%, 10/17/29	200,000	181,290
1.25%, 01/21/31	250,000	210,345
1.88%, 04/15/31	700,000	610,246
4.63%, 04/17/34	200,000	207,204
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	191,490
2.75%, 04/27/27	200,000	192,968
4.75%, 05/21/29	200,000	205,974
1.00%, 07/22/30	380,000	318,615
1.75%, 04/28/31	200,000	171,916
		6,567,678
Norway 0.0%
Equinor ASA
1.75%, 01/22/26(a)	200,000	192,952
3.00%, 04/06/27(a)	200,000	193,904
3.63%, 09/10/28(a)	300,000	293,619
3.13%, 04/06/30(a)	250,000	235,170
2.38%, 05/22/30(a)	300,000	271,398
3.63%, 04/06/40(a)	100,000	84,290
5.10%, 08/17/40	114,000	114,141
4.25%, 11/23/41	100,000	89,993
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 05/15/43	150,000	128,499
4.80%, 11/08/43	100,000	96,516
3.25%, 11/18/49(a)	300,000	220,176
3.70%, 04/06/50(a)	250,000	198,650
		2,119,308
Republic of Korea 0.1%
Export-Import Bank of Korea
0.75%, 09/21/25	750,000	720,832
3.25%, 11/10/25	750,000	738,990
1.63%, 01/18/27	250,000	235,315
4.25%, 09/15/27	200,000	199,942
1.25%, 09/21/30	500,000	419,260
2.13%, 01/18/32	250,000	211,863
5.13%, 01/11/33	200,000	207,008
4.63%, 01/11/34	200,000	200,070
2.50%, 06/29/41	200,000	146,346
Korea Development Bank
4.00%, 09/08/25	200,000	198,904
3.00%, 01/13/26	200,000	196,356
0.80%, 04/27/26	200,000	188,804
4.63%, 02/15/27	350,000	353,216
4.38%, 02/15/28	500,000	502,320
4.50%, 02/15/29	500,000	505,770
2.00%, 10/25/31	250,000	210,958
4.25%, 09/08/32	250,000	243,962
4.38%, 02/15/33	200,000	196,608
		5,676,524
Sweden 0.1%
Svensk Exportkredit AB
4.63%, 11/28/25	350,000	350,896
4.38%, 02/13/26	1,000,000	1,000,660
2.25%, 03/22/27	250,000	239,190
4.13%, 06/14/28	200,000	201,336
4.88%, 10/04/30	500,000	522,760
		2,314,842
		33,992,004
U.S. 0.8%
Federal Farm Credit Banks Funding Corp.
5.13%, 10/10/25	3,000,000	3,025,920
4.88%, 11/13/25	3,000,000	3,019,890
4.50%, 03/26/27	1,000,000	1,014,000
4.00%, 01/06/28	500,000	502,175
4.13%, 03/20/29	1,000,000	1,012,120
Federal Home Loan Banks
0.88%, 06/12/26	500,000	472,890
4.38%, 06/12/26	1,000,000	1,005,090
4.75%, 06/12/26	1,000,000	1,010,930
4.63%, 11/17/26	2,500,000	2,536,350
4.00%, 06/30/28	2,000,000	2,014,980
3.25%, 11/16/28	2,850,000	2,790,948
4.75%, 12/08/28	1,500,000	1,554,135
4.75%, 03/10/34	1,500,000	1,561,470
5.50%, 07/15/36	330,000	371,240
Federal Home Loan Mortgage Corp.
0.38%, 09/23/25	2,000,000	1,918,240
6.75%, 03/15/31	200,000	232,270
6.25%, 07/15/32	1,100,000	1,270,280
Federal National Mortgage Association
0.50%, 11/07/25	3,000,000	2,871,870
2.13%, 04/24/26	1,000,000	970,190
1.88%, 09/24/26	1,500,000	1,438,740
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.75%, 10/08/27	1,750,000	1,594,687
6.03%, 10/08/27	164,000	174,170
7.25%, 05/15/30	1,000,000	1,172,930
0.88%, 08/05/30	2,000,000	1,687,620
6.63%, 11/15/30	2,180,000	2,500,634
5.63%, 07/15/37	500,000	569,150
Private Export Funding Corp.
1.40%, 07/15/28	100,000	90,898
Tennessee Valley Authority
4.65%, 06/15/35	655,000	676,124
4.63%, 09/15/60	150,000	145,553
		39,205,494
		73,197,498

Local Authority 0.8%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.50%, 12/01/29	100,000	118,307
Province of Alberta
3.30%, 03/15/28	200,000	195,806
4.50%, 06/26/29	250,000	255,680
1.30%, 07/22/30	450,000	386,055
4.50%, 01/24/34	200,000	202,946
Province of British Columbia
2.25%, 06/02/26	150,000	145,149
0.90%, 07/20/26	300,000	282,516
4.80%, 11/15/28	400,000	413,596
4.90%, 04/24/29	400,000	415,308
1.30%, 01/29/31	500,000	422,475
4.20%, 07/06/33	450,000	446,584
4.75%, 06/12/34	350,000	361,564
Province of Manitoba
2.13%, 06/22/26	230,000	221,807
1.50%, 10/25/28	150,000	136,113
4.90%, 05/31/34	150,000	156,699
Province of New Brunswick
3.63%, 02/24/28	150,000	147,392
Province of Ontario
0.63%, 01/21/26	250,000	237,733
1.05%, 04/14/26	500,000	475,525
2.50%, 04/27/26	200,000	194,592
2.30%, 06/15/26	300,000	290,415
3.10%, 05/19/27	400,000	390,900
1.05%, 05/21/27	450,000	416,070
4.20%, 01/18/29	500,000	504,015
2.00%, 10/02/29	200,000	181,702
1.13%, 10/07/30	500,000	422,075
1.60%, 02/25/31	250,000	214,593
1.80%, 10/14/31	500,000	429,120
2.13%, 01/21/32	200,000	174,756
5.05%, 04/24/34	250,000	264,352
Province of Quebec
2.50%, 04/20/26	450,000	437,949
2.75%, 04/12/27	200,000	193,786
3.63%, 04/13/28	600,000	593,310
4.50%, 04/03/29	650,000	663,760
7.50%, 09/15/29	421,000	486,735
1.35%, 05/28/30	250,000	215,905
1.90%, 04/21/31	250,000	218,040
4.50%, 09/08/33	200,000	202,952
4.25%, 09/05/34	400,000	396,940
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Province of Saskatchewan
3.25%, 06/08/27	200,000	195,832
		12,109,054
U.S. 0.5%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	336,870
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	455,330
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	282,589
Board of Regents of the University of Texas System
TXBL-SER A
3.35%, 08/15/47 (a)	250,000	198,773
California
5.13%, 09/01/29	100,000	105,104
6.00%, 03/01/33	100,000	110,157
5.13%, 03/01/38(a)	100,000	101,780
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,074,839
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	550,000	682,328
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	500,000	595,247
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	200,000	240,506
California Earthquake Authority
RB Series A
5.60%, 07/01/27	100,000	101,174
California State University
RB Series 2017B
3.90%, 11/01/47(a)	50,000	43,389
RB Series B
5.18%, 11/01/53(a)	50,000	50,450
TXBL-REF-SER B
2.98%, 11/01/51(a)	200,000	144,717
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	100,000	112,508
Series C
4.47%, 01/01/49	150,000	140,618
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	708,318	802,064
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	103,670
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	120,000	106,033
City of New York
6.27%, 12/01/37	200,000	219,826
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	190,000	206,998
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	200,000	188,850
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	105,241
Series H
2.90%, 09/01/49	100,000	72,177
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	104,008
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	250,000	269,798
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	176,503
County of Miami-Dade FL Aviation Revenue
RB Series C
4.28%, 10/01/41 (a)	75,000	69,427
Dallas Area Rapid Transit
Series B
6.00%, 12/01/44	140,000	149,668
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	100,000	104,134
Dallas/Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	250,000	184,931
Series A
2.99%, 11/01/38	100,000	85,465
Series C
3.09%, 11/01/40(a)	250,000	202,675
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	100,000	95,434
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	358,926
Foothill-Eastern Transportation Corridor Agency
Series A
3.92%, 01/15/53 (a)	100,000	83,662
Golden State Tobacco Securitization Corp.
3.71%, 06/01/41(a)	100,000	81,518
4.21%, 06/01/50(a)	100,000	77,150
RB Series A
3.12%, 06/01/38(a)	100,000	83,915
RB Series B
2.75%, 06/01/34(a)	100,000	86,847
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	100,000	104,201
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/50 (a)	150,000	113,846
Illinois
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	93,077	99,478
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,446,588	1,456,233
Illinois State Toll Highway Authority
RB (Build America Bonds) Series A
6.18%, 01/01/34	100,000	108,673
JobsOhio Beverage System
2.83%, 01/01/38	50,000	41,770
RB (Build America Bonds) Series B
3.99%, 01/01/29	415,000	412,767
Series B
4.53%, 01/01/35	300,000	302,080
Kansas Development Finance Authority
RB Series H
4.93%, 04/15/45	100,000	98,598
Los Angeles County Public Works Financing Authority
7.62%, 08/01/40	100,000	120,812
Los Angeles Department of Water & Power Power System
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	200,000	231,521
Louisiana Local Government Environmental Facilities & Community Development Authority
5.05%, 12/01/34(a)	250,000	254,429
RB Series A
4.15%, 02/01/33(a)	250,000	246,127
RB Series A
4.48%, 08/01/39(a)	100,000	97,523
Series 2022-ELL, Class A3
4.28%, 02/01/36(a)	200,000	192,437
Maryland Economic Development Corp
5.94%, 05/31/57 (a)	75,000	76,958
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40(a)	150,000	115,781
RB Series D
3.20%, 07/01/50	150,000	108,272
Massachusetts School Building Authority
RB Series B
1.75%, 08/15/30	500,000	445,331
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	130,000	129,004
Metropolitan Transportation Authority
RB (Build America Bonds) Series C
7.34%, 11/15/39	175,000	211,797
RB (Build America Bonds) Series E
6.81%, 11/15/40	330,000	373,114
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	200,000	168,982
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	140,000	156,758
RB (Build America Bonds) Series A
6.64%, 04/01/57	140,000	157,799
RB Series B
7.06%, 04/01/57	291,000	340,325
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	250,000	269,566
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	330,000	336,268
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	350,000	423,322
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	415,333
New York City Municipal Water Finance Authority
RB (Build America Bonds) Series GG
5.72%, 06/15/42	125,000	131,661
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	271,809
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	100,000	107,005
Water System RB (Build America Bonds) Series AA-2-2009
5.75%, 06/15/41	100,000	105,907
New York City Transitional Finance Authority Future Tax Secured Revenue
RB (Build America Bonds) Series 2010
5.57%, 11/01/38	200,000	209,328
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	51,931
RB Series 2009F
5.63%, 03/15/39	100,000	103,789
New York State Urban Development Corp.
3.90%, 03/15/33(a)	100,000	95,703
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	90,000	93,065
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	150,000	177,009
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	300,000	296,587
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	338,820	347,634
Oregon School Boards Association
Series B
5.55%, 06/30/28	195,522	199,503
Pennsylvania State University
2.84%, 09/01/50	150,000	105,448
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	161,711
Consolidated Bonds 165th Series
5.65%, 11/01/40	100,000	107,394
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consolidated Bonds 168th Series
4.93%, 10/01/51	200,000	199,395
Consolidated Bonds 174th Series
4.46%, 10/01/62	450,000	407,221
Consolidated Bonds 181st Series
4.96%, 08/01/46	100,000	99,189
Consolidated Bonds 192th Series
4.81%, 10/15/65	170,000	164,842
Consolidated Bonds 215th Series
3.29%, 08/01/69	100,000	71,042
Regents of the University of California Medical Center Pooled Revenue
RB (Build America Bonds) Series F
6.58%, 05/15/49	75,000	84,998
RB (Build America Bonds) Series H
6.55%, 05/15/48	100,000	113,797
RB Series Q
4.56%, 05/15/53	100,000	92,909
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	50,000	54,363
Rutgers The State University of New Jersey
Series P
3.92%, 05/01/19 (a)	100,000	73,523
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	15,000	12,775
RB Series B
3.82%, 01/01/48	150,000	125,524
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	100,000	109,112
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	100,000	93,081
State Board of Administration Finance Corp.
RB Series A
5.53%, 07/01/34(a)	200,000	207,542
Series A
1.71%, 07/01/27	400,000	371,570
Series A
2.15%, 07/01/30	600,000	528,889
State of California
2.38%, 10/01/26	175,000	169,022
7.63%, 03/01/40	300,000	371,938
GO Bonds
7.60%, 11/01/40	300,000	376,562
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	78,572	85,896
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	580,000	615,287
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/35(a)	291,012	298,739
5.17%, 04/01/41(a)	200,000	205,936
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	150,000	126,932
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44 (a)	400,000	288,720
University of California
RB Series 2015AQ
4.77%, 05/15/15	150,000	135,002
RB Series 2019BD
3.35%, 07/01/29	100,000	97,307
RB Series 2020BG
1.32%, 05/15/27(a)	195,000	181,432
RB Series AD
4.86%, 05/15/12	100,000	91,948
RB Series BG
1.61%, 05/15/30(a)	250,000	217,142
University of Michigan
4.45%, 04/01/22(a)	250,000	219,514
RB Series C
3.60%, 04/01/47	200,000	173,141
Series B
2.44%, 04/01/40(a)	250,000	188,939
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	100,000	70,101
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50(a)	400,000	250,257
Series C
4.18%, 09/01/17(a)	100,000	84,077
Wisconsin
3.15%, 05/01/27	100,000	97,538
		26,125,090
		38,234,144

Sovereign 1.0%
Canada 0.0%
Canada Government International Bonds
0.75%, 05/19/26	250,000	236,403
3.75%, 04/26/28	800,000	798,744
4.63%, 04/30/29	750,000	776,587
		1,811,734
Chile 0.1%
Chile Government International Bonds
3.13%, 01/21/26	200,000	195,818
3.24%, 02/06/28(a)	250,000	240,062
4.85%, 01/22/29(a)	300,000	304,809
2.45%, 01/31/31(a)	300,000	265,938
2.55%, 01/27/32(a)	200,000	174,768
2.55%, 07/27/33(a)	500,000	423,410
4.95%, 01/05/36(a)	400,843	401,396
3.10%, 05/07/41(a)	550,000	422,972
4.34%, 03/07/42(a)	250,000	225,548
3.63%, 10/30/42	150,000	121,818
3.86%, 06/21/47	200,000	162,622
3.50%, 01/25/50(a)	500,000	378,260
4.00%, 01/31/52(a)	200,000	163,154
5.33%, 01/05/54(a)	300,000	297,297
3.10%, 01/22/61(a)	250,000	164,603
3.25%, 09/21/71(a)	200,000	131,856
		4,074,331
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hungary 0.0%
Hungary Government International Bonds
7.63%, 03/29/41	300,000	354,534
Indonesia 0.1%
Indonesia Government International Bonds
3.50%, 01/11/28	200,000	194,646
4.55%, 01/11/28(a)	300,000	301,128
4.10%, 04/24/28	250,000	247,960
4.75%, 02/11/29	200,000	203,100
4.40%, 03/10/29(a)	200,000	200,180
3.40%, 09/18/29	250,000	238,138
2.85%, 02/14/30	400,000	368,536
3.85%, 10/15/30	300,000	289,674
2.15%, 07/28/31(a)	200,000	171,292
4.65%, 09/20/32(a)	250,000	250,352
4.85%, 01/11/33(a)	200,000	202,502
4.35%, 01/11/48	400,000	362,028
5.35%, 02/11/49	200,000	208,508
3.70%, 10/30/49	300,000	242,628
3.50%, 02/14/50(c)	200,000	156,370
4.20%, 10/15/50	250,000	219,475
3.05%, 03/12/51	400,000	286,496
5.65%, 01/11/53(a)	200,000	213,690
5.10%, 02/10/54(a)	200,000	199,676
3.20%, 09/23/61(a)	200,000	136,990
4.45%, 04/15/70	200,000	174,896
3.35%, 03/12/71	200,000	139,662
		5,007,927
Israel 0.1%
Israel Government International Bonds
2.88%, 03/16/26	200,000	193,042
3.25%, 01/17/28	200,000	188,538
5.38%, 03/12/29	300,000	302,841
2.75%, 07/03/30	350,000	305,266
4.50%, 01/17/33	350,000	328,244
5.50%, 03/12/34	500,000	499,105
4.50%, 01/30/43	300,000	254,295
4.13%, 01/17/48	200,000	154,730
3.88%, 07/03/50	300,000	220,230
5.75%, 03/12/54	500,000	478,650
4.50%, 04/03/20	200,000	147,270
State of Israel
2.50%, 01/15/30	200,000	174,526
3.38%, 01/15/50	350,000	236,509
		3,483,246
Italy 0.0%
Republic of Italy Government International Bonds
1.25%, 02/17/26	600,000	572,424
2.88%, 10/17/29	475,000	438,981
5.38%, 06/15/33	250,000	255,313
4.00%, 10/17/49	350,000	269,258
3.88%, 05/06/51	500,000	366,190
		1,902,166
Mexico 0.2%
Mexico Government International Bonds
4.13%, 01/21/26	288,000	285,814
4.15%, 03/28/27	500,000	493,955
3.75%, 01/11/28	800,000	774,720
4.50%, 04/22/29	600,000	588,318
5.00%, 05/07/29(a)	200,000	200,104
3.25%, 04/16/30(a)	500,000	454,010
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.66%, 05/24/31(a)	400,000	339,848
8.30%, 08/15/31	150,000	180,779
4.75%, 04/27/32(a)	700,000	667,156
4.88%, 05/19/33(a)	400,000	380,116
3.50%, 02/12/34(a)	200,000	168,554
6.75%, 09/27/34	362,000	388,781
6.35%, 02/09/35(a)	400,000	416,060
6.00%, 05/07/36(a)	750,000	757,590
6.05%, 01/11/40	700,000	700,917
4.28%, 08/14/41(a)	400,000	322,980
4.75%, 03/08/44	750,000	624,675
5.55%, 01/21/45	550,000	515,108
4.60%, 01/23/46	450,000	360,940
4.35%, 01/15/47	300,000	233,001
4.60%, 02/10/48	400,000	317,268
4.50%, 01/31/50(a)	475,000	372,424
5.00%, 04/27/51(a)	450,000	374,400
4.40%, 02/12/52(a)	250,000	189,820
6.34%, 05/04/53(a)	600,000	589,446
6.40%, 05/07/54(a)	300,000	297,231
3.77%, 05/24/61(a)	600,000	386,124
5.75%, 10/12/10	420,000	359,755
		11,739,894
Panama 0.1%
Panama Government International Bonds
8.88%, 09/30/27	250,000	274,892
3.88%, 03/17/28(a)	200,000	189,196
9.38%, 04/01/29	100,000	114,373
3.16%, 01/23/30(a)	200,000	174,160
7.50%, 03/01/31(a)	200,000	214,108
2.25%, 09/29/32(a)	800,000	602,576
3.30%, 01/19/33(a)	200,000	162,592
6.40%, 02/14/35(a)	450,000	449,505
6.70%, 01/26/36	131,000	133,551
6.88%, 01/31/36(a)	200,000	205,178
8.00%, 03/01/38(a)	200,000	220,652
4.50%, 05/15/47	250,000	182,887
4.50%, 04/16/50(a)	400,000	284,668
4.30%, 04/29/53	200,000	136,868
6.85%, 03/28/54(a)	200,000	196,318
4.50%, 04/01/56(a)	550,000	384,065
7.88%, 03/01/57(a)	200,000	219,088
3.87%, 07/23/60(a)	650,000	397,410
4.50%, 01/19/63(a)	250,000	170,320
		4,712,407
Peru 0.1%
Peru Government International Bonds
2.39%, 01/23/26(a)	200,000	193,130
4.13%, 08/25/27	250,000	247,215
2.84%, 06/20/30	150,000	135,924
2.78%, 01/23/31(a)	400,000	354,176
1.86%, 12/01/32(a)	300,000	238,569
8.75%, 11/21/33	450,000	564,327
3.00%, 01/15/34(a)	400,000	339,980
6.55%, 03/14/37	300,000	334,059
3.30%, 03/11/41(a)	250,000	195,462
5.63%, 11/18/50	395,000	402,829
3.55%, 03/10/51(a)	350,000	261,618
5.88%, 08/08/54(a)	400,000	417,776
2.78%, 12/01/60(a)	250,000	148,413
3.60%, 01/15/72(a)	200,000	134,940
3.23%, 07/28/21(a)	200,000	117,636
		4,086,054
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Philippines 0.1%
Philippines Government International Bonds
5.50%, 03/30/26	200,000	203,050
3.23%, 03/29/27	200,000	194,568
3.00%, 02/01/28	400,000	382,668
3.75%, 01/14/29	200,000	195,312
9.50%, 02/02/30	250,000	308,750
2.46%, 05/05/30	200,000	179,510
7.75%, 01/14/31	350,000	410,001
1.95%, 01/06/32	200,000	166,906
6.38%, 01/15/32	300,000	331,101
3.56%, 09/29/32	200,000	185,540
5.61%, 04/13/33	200,000	211,524
5.25%, 05/14/34	200,000	206,988
6.38%, 10/23/34	600,000	676,308
5.00%, 01/13/37	200,000	204,166
3.95%, 01/20/40	600,000	533,718
3.70%, 03/01/41	550,000	467,439
3.70%, 02/02/42	400,000	338,884
2.95%, 05/05/45	200,000	144,864
2.65%, 12/10/45	200,000	137,298
3.20%, 07/06/46	500,000	372,160
4.20%, 03/29/47	200,000	174,378
5.50%, 01/17/48	200,000	207,598
5.60%, 05/14/49	200,000	209,880
		6,442,611
Poland 0.1%
Republic of Poland Government International Bonds
3.25%, 04/06/26	1,000,000	984,940
5.50%, 11/16/27(a)	200,000	208,328
4.63%, 03/18/29(a)	250,000	254,588
5.75%, 11/16/32(a)	300,000	322,161
4.88%, 10/04/33(a)	400,000	405,676
5.13%, 09/18/34(a)	500,000	512,485
5.50%, 04/04/53(a)	350,000	358,151
5.50%, 03/18/54(a)	700,000	713,811
		3,760,140
Republic of Korea 0.0%
Korea International Bonds
5.63%, 11/03/25	232,000	235,183
2.75%, 01/19/27	250,000	242,425
3.50%, 09/20/28	200,000	196,460
2.50%, 06/19/29	200,000	188,240
1.75%, 10/15/31	200,000	170,778
4.13%, 06/10/44	200,000	186,012
		1,219,098
Uruguay 0.1%
Uruguay Government International Bonds
4.38%, 10/27/27	300,000	303,189
4.38%, 01/23/31(a)	350,000	352,342
5.75%, 10/28/34(a)	400,000	433,776
7.63%, 03/21/36	250,000	310,325
4.13%, 11/20/45	150,000	136,938
5.10%, 06/18/50	750,000	745,537
4.98%, 04/20/55	400,000	385,796
		2,667,903
		51,262,045

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Supranational* 1.3%
African Development Bank
0.88%, 03/23/26	250,000	237,748
0.88%, 07/22/26	500,000	471,275
4.63%, 01/04/27	350,000	354,998
4.13%, 02/25/27	500,000	502,110
4.38%, 11/03/27	500,000	507,220
4.38%, 03/14/28	250,000	254,198
5.75%, 05/07/34(a)(b)(j)	200,000	198,306
Asian Development Bank
0.38%, 09/03/25	800,000	768,792
4.25%, 01/09/26	1,000,000	1,000,230
0.50%, 02/04/26	750,000	712,117
1.00%, 04/14/26	1,000,000	951,430
2.00%, 04/24/26	500,000	483,220
4.88%, 05/21/26	400,000	405,152
2.63%, 01/12/27	500,000	485,395
4.13%, 01/12/27	500,000	502,305
1.50%, 01/20/27	500,000	472,625
3.13%, 08/20/27	500,000	490,005
2.50%, 11/02/27	500,000	480,010
2.75%, 01/19/28	200,000	193,134
3.75%, 04/25/28	500,000	498,780
5.82%, 06/16/28	250,000	266,480
4.50%, 08/25/28	500,000	512,685
4.38%, 03/06/29	600,000	613,788
1.88%, 03/15/29	300,000	275,895
3.63%, 08/28/29	600,000	594,684
1.75%, 09/19/29	250,000	226,333
1.88%, 01/24/30	400,000	362,120
0.75%, 10/08/30	750,000	624,855
1.50%, 03/04/31	500,000	431,625
3.88%, 09/28/32	650,000	647,224
4.00%, 01/12/33	350,000	349,797
3.88%, 06/14/33	350,000	346,490
4.13%, 01/12/34	350,000	353,122
Asian Infrastructure Investment Bank
0.50%, 01/27/26	1,750,000	1,662,412
3.75%, 09/14/27	300,000	298,932
4.13%, 01/18/29	500,000	505,765
Corp. Andina de Fomento
1.63%, 09/23/25	300,000	290,418
2.25%, 02/08/27	400,000	380,336
6.00%, 04/26/27	300,000	312,123
5.00%, 01/24/29	500,000	513,175
Council of Europe Development Bank
0.88%, 09/22/26	400,000	375,352
4.63%, 06/11/27	350,000	356,815
4.13%, 01/24/29	250,000	252,815
European Bank for Reconstruction & Development
0.50%, 11/25/25	500,000	477,530
0.50%, 01/28/26	500,000	474,895
4.38%, 03/09/28	500,000	508,930
4.13%, 01/25/29	500,000	505,760
4.25%, 03/13/34	250,000	254,450
European Investment Bank
0.38%, 12/15/25	1,000,000	952,370
0.38%, 03/26/26	500,000	471,920
2.13%, 04/13/26	500,000	484,755
0.75%, 10/26/26	500,000	467,335
1.38%, 03/15/27	750,000	705,000
4.38%, 03/19/27	700,000	708,421
2.38%, 05/24/27	450,000	432,824
3.25%, 11/15/27	500,000	491,420
3.88%, 03/15/28	1,050,000	1,051,837
4.50%, 10/16/28	750,000	769,897
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 02/15/29	750,000	755,467
1.75%, 03/15/29	500,000	457,285
4.75%, 06/15/29	1,100,000	1,144,550
1.63%, 10/09/29	350,000	314,780
3.75%, 11/15/29	500,000	498,765
0.88%, 05/17/30	170,000	144,442
3.63%, 07/15/30	800,000	791,160
0.75%, 09/23/30	500,000	418,035
1.25%, 02/14/31	500,000	425,910
1.63%, 05/13/31	250,000	217,228
4.38%, 10/10/31	750,000	772,642
3.75%, 02/14/33	500,000	491,615
4.13%, 02/13/34	750,000	757,147
4.88%, 02/15/36	800,000	856,560
Inter-American Development Bank
0.88%, 04/20/26	250,000	237,338
4.50%, 05/15/26	700,000	704,613
2.00%, 06/02/26	524,000	505,560
2.00%, 07/23/26	300,000	288,909
1.50%, 01/13/27	500,000	472,650
4.38%, 02/01/27	250,000	252,493
2.38%, 07/07/27	350,000	335,885
0.63%, 09/16/27	1,000,000	908,360
1.13%, 07/20/28	500,000	452,070
3.13%, 09/18/28	650,000	633,711
4.13%, 02/15/29	750,000	759,247
2.25%, 06/18/29	700,000	652,218
3.50%, 09/14/29	500,000	492,570
1.13%, 01/13/31	750,000	633,307
3.50%, 04/12/33	500,000	481,370
4.50%, 09/13/33	350,000	362,324
4.38%, 07/17/34	400,000	410,928
4.38%, 01/24/44	300,000	294,252
Inter-American Investment Corp.
4.75%, 09/19/28	200,000	206,032
4.25%, 02/14/29	150,000	151,703
International Bank for Reconstruction & Development
0.50%, 10/28/25	1,000,000	957,450
4.75%, 04/10/26	750,000	757,335
0.88%, 07/15/26	550,000	519,250
4.00%, 08/27/26	500,000	500,260
1.88%, 10/27/26	200,000	191,442
3.13%, 06/15/27	500,000	490,315
2.50%, 11/22/27	350,000	335,986
0.75%, 11/24/27	1,000,000	907,230
1.38%, 04/20/28	1,000,000	917,860
3.50%, 07/12/28	1,000,000	988,860
4.63%, 08/01/28	500,000	514,690
1.13%, 09/13/28	1,000,000	900,700
3.63%, 09/21/29	700,000	693,672
1.75%, 10/23/29	450,000	406,706
3.88%, 02/14/30	1,000,000	1,001,720
0.88%, 05/14/30	700,000	594,629
4.00%, 07/25/30	750,000	756,037
0.75%, 08/26/30	750,000	626,767
4.00%, 01/10/31	800,000	804,376
1.25%, 02/10/31	750,000	637,552
4.50%, 04/10/31	750,000	775,897
1.63%, 11/03/31	1,000,000	857,830
2.50%, 03/29/32	750,000	682,372
4.75%, 11/14/33	550,000	580,333
3.88%, 08/28/34	500,000	492,945
4.75%, 02/15/35	80,000	84,204
International Finance Corp.
3.63%, 09/15/25	500,000	496,355
2.13%, 04/07/26	200,000	193,846
0.75%, 10/08/26	300,000	280,656
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 01/15/27	250,000	252,425
4.50%, 07/13/28	500,000	512,545
0.75%, 08/27/30	400,000	334,688
Nordic Investment Bank
0.38%, 09/11/25	450,000	432,212
0.50%, 01/21/26	600,000	570,294
4.38%, 03/14/28	250,000	254,190
4.25%, 02/28/29	250,000	254,190
		67,118,580
Total Government Related (Cost $244,167,322)		229,812,267

SECURITIZED 27.4% OF NET ASSETS

Asset-Backed Securities 0.0%
Credit Card 0.0%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	1,000,000	956,818
Electric 0.0%
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	76,411	74,809
4.26%, 06/01/38	100,000	96,724
4.45%, 12/01/49	200,000	183,096
4.67%, 12/01/53	200,000	188,192
		542,821
Utilities 0.0%
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/54	175,000	177,424
		1,677,063

Commercial Mortgage-Backed Security 1.9%
Bank
Series 2017-BNK7, Class A5
3.44%, 09/15/60(a)	150,000	144,486
Series 2017-BNK8, Class A4
3.49%, 11/15/50(a)	1,190,000	1,123,683
Series 2017-BNK9, Class A4
3.54%, 11/15/54(a)	950,000	914,480
Series 2019-BN19, Class A3
3.18%, 08/15/61(a)	600,000	550,751
Series 2020-BN26, Class A4
2.40%, 03/15/63(a)	300,000	265,371
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class A3
2.90%, 07/15/49 (a)	141,063	137,289
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	449,000	435,856
Benchmark Mortgage Trust
Series 2019-B10, Class A4
3.72%, 03/15/62(a)	5,090,000	4,879,369
Series 2019-B12, Class A5
3.12%, 08/15/52(a)	700,000	648,640
Series 2019-B13, Class A4
2.95%, 08/15/57(a)	3,500,000	3,208,764
Series 2019-B9, Class A5
4.02%, 03/15/52(a)	600,000	574,156
Series 2020-B16, Class A5
2.73%, 02/15/53(a)	1,000,000	905,593
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CD Mortgage Trust
Series 2016-CD2, Class A4
3.53%, 11/10/49 (a)	240,000	226,435
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48(a)	402,000	394,290
Series 2016-C4, Class A4
3.28%, 05/10/58(a)	430,000	418,713
Series 2016-C7, Class A3
3.84%, 12/10/54(a)	2,200,000	2,145,461
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class A4
3.64%, 10/10/47(a)	50,994	50,994
Series 2016-GC36, Class A5
3.62%, 02/10/49(a)	2,260,000	2,198,552
Series 2016-GC37, Class A4
3.31%, 04/10/49(a)	100,000	97,478
Series 2017-C4, Class A4
3.47%, 10/12/50(a)	5,700,000	5,476,203
COMM Mortgage Trust
Series 2014-LC17, Class A5
3.92%, 10/10/47(a)	28,517	28,440
Series 2015-CR24, Class A5
3.70%, 08/10/48(a)	1,148,000	1,130,530
Series 2015-LC23, Class A4
3.77%, 10/10/48(a)	330,000	324,899
Series 2016-CR28, Class A4
3.76%, 02/10/49(a)	602,000	590,503
Series 2016-DC2, Class A5
3.77%, 02/10/49(a)	300,000	295,107
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,500,000	2,273,733
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)	2,000,000	1,950,594
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K052, Class A2
3.15%, 11/25/25(a)	100,000	98,308
Series K054, Class A2
2.75%, 01/25/26(a)	10,000	9,765
Series K058, Class A2
2.65%, 08/25/26(a)	600,000	581,528
Series K061, Class A2
3.35%, 11/25/26(a)(k)	2,457,307	2,411,334
Series K062, Class A2
3.41%, 12/25/26(a)	300,000	294,589
Series K064, Class A2
3.22%, 03/25/27(a)	750,000	732,617
Series K066, Class A2
3.12%, 06/25/27(a)	1,200,000	1,167,067
Series K070, Class A2
3.30%, 11/25/27(a)(k)	500,000	487,826
Series K071, Class A2
3.29%, 11/25/27(a)	2,000,000	1,948,244
Series K072, Class A2
3.44%, 12/25/27(a)	900,000	880,379
Series K074, Class A1
3.60%, 09/25/27(a)	33,930	33,546
Series K074, Class A2
3.60%, 01/25/28(a)	3,500,000	3,438,968
Series K078, Class A2
3.85%, 06/25/28(a)	1,182,367	1,170,521
Series K083, Class A2
4.05%, 09/25/28(a)(k)	250,000	249,003
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K085, Class A2
4.06%, 10/25/28(a)(k)	700,000	696,226
Series K087, Class A2
3.77%, 12/25/28(a)	100,000	98,527
Series K088, Class A2
3.69%, 01/25/29(a)	975,000	958,047
Series K089, Class A2
3.56%, 01/25/29(a)	1,500,000	1,465,466
Series K099, Class A2
2.60%, 09/25/29(a)	2,210,000	2,060,358
Series K112, Class A2
1.31%, 05/25/30(a)	1,910,000	1,638,387
Series K130, Class A2
1.72%, 06/25/31(a)	2,000,000	1,713,466
Series K146, Class A2
2.92%, 06/25/32(a)	2,500,000	2,279,944
Series K149, Class A2
3.53%, 08/25/32(a)	1,000,000	949,935
Series K150, Class A2
3.71%, 09/25/32(a)	700,000	672,767
Series K-1512, Class A2
2.99%, 05/25/31(a)	2,500,000	2,326,044
Series K153, Class A2
3.82%, 12/25/32(a)(k)	1,200,000	1,160,940
Series K154, Class A2
3.42%, 04/25/32(a)	700,000	677,830
Series K157, Class A2
3.99%, 05/25/33(a)	360,000	355,293
Series K157, Class A2
4.20%, 05/25/33(a)	800,000	793,645
Series K159, Class A2
4.50%, 07/25/33(a)	2,700,000	2,732,744
Series K733, Class A2
3.75%, 08/25/25(a)(k)	1,301,437	1,287,104
Series K735, Class A2
2.86%, 05/25/26(a)	804,592	784,593
Series KS03, Class A4
3.16%, 05/25/25(a)(k)	150,000	148,529
Federal National Mortgage Association-ACES
Series 2015-M13, Class A2
2.79%, 06/25/25(a)(k)	132,326	130,191
Series 2016-M11, Class A2
2.37%, 07/25/26(a)(k)	722,108	697,299
GS Mortgage Securities Trust
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,000,000	2,731,569
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP4, Class A4
3.65%, 12/15/49 (a)(k)	2,034,000	1,975,489
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class A5
3.60%, 11/15/48(a)	1,000,000	972,740
Series 2015-C33, Class A3
3.50%, 12/15/48(a)	454,084	447,041
Series 2015-C33, Class A4
3.77%, 12/15/48(a)	2,550,000	2,500,763
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class A5
3.72%, 03/15/50 (a)	2,430,000	2,332,475
JPMDB Commercial Mortgage Securities Trust
Series 2018-C8, Class A3
3.94%, 06/15/51 (a)	272,005	264,272
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4
3.54%, 01/15/49 (a)	1,300,000	1,270,569
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Morgan Stanley Capital I Trust
Series 2015-A4, Class A4
3.78%, 05/15/48(a)	50,000	49,146
Series 2015-UBS8, Class A4
3.81%, 12/15/48(a)	400,000	391,389
Series 2017-H1, Class A4
3.26%, 06/15/50(a)	250,000	241,246
Series 2020-HR8, Class A4
2.04%, 07/15/53(a)	1,000,000	862,456
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50(a)	200,000	189,551
Series 2017-C6, Class A5
3.58%, 12/15/50(a)	1,200,000	1,153,409
Wells Fargo Commercial Mortgage Trust
Series 2013-C33, Class A3
3.16%, 03/15/59(a)	106,266	103,885
Series 2015-C28, Class A3
3.29%, 05/15/48(a)	234,677	231,510
Series 2015-C30, Class A4
3.66%, 09/15/58(a)	200,000	196,966
Series 2015-NXS4, Class A4
3.72%, 12/15/48(a)	2,100,000	2,060,523
Series 2016-C32, Class A4
3.56%, 01/15/59(a)	1,200,000	1,176,062
Series 2016-NXS5, Class A4
3.37%, 01/15/59(a)	589,632	579,356
Series 2016-NXS5, Class A6
3.64%, 01/15/59(a)	1,330,400	1,303,670
Series 2016-NXS6, Class ASB
2.83%, 11/15/49(a)	95,603	94,258
Series 2017-C40, Class A4
3.58%, 10/15/50(a)	1,020,000	984,018
Series 2017-C41, Class A4
3.47%, 11/15/50(a)	300,000	288,109
Series 2017-C42, Class A4
3.59%, 12/15/50(a)	1,400,000	1,347,300
Series 2018-C44, Class A5
4.21%, 05/15/51(a)	950,000	928,510
Series 2018-C47, Class A3
4.18%, 09/15/61(a)	482,206	471,167
Series 2019-C50, Class A5
3.73%, 05/15/52(a)	675,000	642,480
Series 2019-C51, Class A4
3.31%, 06/15/52(a)	1,800,000	1,680,605
Series 2019-C53, Class A4
3.04%, 10/15/52(a)	500,000	461,963
Series 2020-C55, Class A5
2.73%, 02/15/53(a)	1,950,000	1,768,076
Series 2020-C58, Class A4
2.09%, 07/15/53(a)	1,645,000	1,408,203
		99,630,176

Mortgage-Backed Securities Pass-Through 25.5%
Federal Home Loan Mortgage Corp.
1.00%, 10/01/36(a)	302,556	261,053
1.50%, 08/01/35 to 08/01/51 (a)	42,244,943	34,741,052
2.00%, 01/01/28 to 03/01/52 (a)	155,886,605	130,312,025
2.50%, 04/01/27 to 05/01/52 (a)	79,535,287	68,959,231
3.00%, 08/01/26 to 06/01/53 (a)	48,100,537	43,740,924
3.50%, 01/01/26 to 02/01/53 (a)	25,660,017	24,108,396
4.00%, 05/01/26 to 10/01/52 (a)	15,807,784	15,272,151
4.50%, 05/01/34 to 09/01/52 (a)	10,486,306	10,421,076
5.00%, 11/01/33 to 06/01/53 (a)	10,966,935	11,046,604
5.50%, 06/01/33 to 03/01/54 (a)	30,569,886	30,906,934
6.00%, 05/01/32 to 05/01/54 (a)	17,269,281	17,735,847
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.50%, 02/01/36 to 01/01/54 (a)	11,509,907	11,927,456
7.00%, 01/01/54 (a)	3,083,410	3,204,772
Federal National Mortgage Association
1.00%, 03/01/36 to 07/01/36 (a)	707,812	613,719
1.50%, 08/01/35 to 04/01/51 (a)	26,108,873	22,135,869
2.00%, 12/01/27 to 04/01/52 (a)	162,078,360	136,414,618
2.50%, 07/01/27 to 05/01/52 (a)	135,970,101	118,349,577
3.00%, 10/01/26 to 05/01/52 (a)	75,938,838	69,251,708
3.50%, 10/01/25 to 08/01/52 (a)	50,490,566	47,545,690
4.00%, 06/01/27 to 07/01/52 (a)	33,240,156	32,241,250
4.50%, 12/01/24 to 09/01/52 (a)	17,765,383	17,600,469
5.00%, 11/01/33 to 04/01/54 (a)	26,129,237	26,128,577
5.50%, 03/01/33 to 06/01/54 (a)	23,742,412	24,100,880
6.00%, 04/01/35 to 08/01/54 (a)	32,681,856	33,482,026
6.50%, 08/01/34 to 08/01/54 (a)	18,935,093	19,593,742
7.00%, 10/01/53 to 07/01/54 (a)	4,226,586	4,397,425
7.50%, 12/01/53 to 01/01/54 (a)	877,531	917,227
Government National Mortgage Association
1.50%, 03/20/51 to 10/20/51 (a)	764,569	620,538
2.00%, 04/20/36 to 04/20/52 (a)	60,510,769	51,082,680
2.50%, 08/20/27 to 06/20/52 (a)	62,988,620	55,164,915
3.00%, 04/20/27 to 04/20/52 (a)	45,815,482	41,770,829
3.50%, 09/20/32 to 08/20/52 (a)	33,814,413	31,854,073
4.00%, 06/15/39 to 09/20/52 (a)	18,997,032	18,393,820
4.50%, 07/15/39 to 04/20/54 (a)	17,024,964	16,809,627
5.00%, 02/20/33 to 08/20/54 (a)	22,363,255	22,410,766
5.50%, 04/15/33 to 08/20/54 (a)	23,505,261	23,678,839
6.00%, 04/20/44 to 08/20/54 (a)	19,117,704	19,424,636
6.50%, 01/20/53 to 08/20/54 (a)	9,759,455	9,967,519
7.00%, 01/20/53 to 08/20/54 (a)	2,992,568	3,066,197
7.50%, 12/20/53(a)	393,223	405,028
Government National Mortgage Association, TBA
3.50%, 09/20/54(a)(l)	1,500,000	1,396,681
4.00%, 09/20/54(a)(l)	4,500,000	4,302,765
4.50%, 09/20/54(a)(l)	4,500,000	4,407,133
Uniform Mortgage-Backed Security, TBA
3.50%, 09/01/54(a)(l)	10,000,000	9,209,245
4.00%, 09/14/52(a)(l)	15,500,000	14,710,492
4.50%, 09/14/52(a)(l)	16,500,000	16,066,999
5.00%, 09/01/54(a)(l)	8,500,000	8,440,283
		1,308,593,363
Total Securitized (Cost $1,540,317,599)		1,409,900,602
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 2.0% OF NET ASSETS

Money Market Funds 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (m)	98,275,892	98,275,892
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (m)(n)	2,009,800	2,009,800
		100,285,692
Total Short-Term Investments (Cost $100,285,692)		100,285,692
Total Investments in Securities (Cost $5,447,259,820)		5,203,185,982

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $1,936,119.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $14,255,748 or 0.3% of net assets.

(e)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(f)	Issuer is affiliated with the fund’s investment adviser.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero coupon bond.
(j)	Perpetual security with no stated maturity date. Maturity date represents next call date.
(k)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(l)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(m)	The rate shown is the annualized 7-day yield.
(n)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
MBS —	Mortgage-Backed Security
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
Below is a summary of the fund’s transactions with affiliated issuers during the period ended August 31, 2024:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 8/31/24	FACE AMOUNT AT 8/31/24	INTEREST INCOME EARNED
CORPORATES 0.0% OF NET ASSETS

Financial Institutions 0.0%
Brokerage/Asset Managers/Exchanges 0.0%
Charles Schwab Corp.
3.00%, 03/10/25	$47,987	$—	($48,907 )	($1,403 )	$2,582	($259 )	$—	$—	$879
4.20%, 03/24/25	97,772	—	(98,610)	(2,909)	4,362	(615)	—	—	1,826
3.63%, 04/01/25	48,471	—	(49,126)	(1,741)	3,260	(864)	—	—	1,213
3.85%, 05/21/25	96,957	—	(98,461)	(2,850)	5,579	(1,225)	—	—	2,909
3.45%, 02/13/26	47,566	—	—	—	2,273	(618)	49,221	50,000	1,725
0.90%, 03/11/26	178,562	—	—	—	10,893	(321)	189,134	200,000	1,800
1.15%, 05/13/26	133,605	—	—	—	8,386	(187)	141,804	150,000	1,725
5.88%, 08/24/26	—	150,396	—	—	3,538	(127)	153,807	150,000	8,568
3.20%, 03/02/27	92,658	—	—	—	6,562	(2,163)	97,057	100,000	3,200
2.45%, 03/03/27	225,225	—	(9,136)	(656)	11,729	1,503	228,665	240,000	5,949
3.30%, 04/01/27	93,243	—	—	—	5,885	(1,919)	97,209	100,000	3,300
3.20%, 01/25/28	91,212	—	—	—	5,637	(689)	96,160	100,000	3,200
2.00%, 03/20/28	172,456	—	—	—	12,323	(327)	184,452	200,000	4,000
4.00%, 02/01/29	94,131	—	(47,128)	(6,966)	10,209	(1,020)	49,226	50,000	2,567
5.64%, 05/19/29	199,724	—	(10,027)	(39)	7,039	(30)	196,667	190,000	10,882
3.25%, 05/22/29	89,012	—	(21,258)	(5,003)	9,347	(701)	71,397	75,000	2,546
2.75%, 10/01/29	43,132	—	—	—	3,325	(344)	46,113	50,000	1,375
6.20%, 11/17/29	—	210,236	—	—	2,979	(1,137)	212,078	200,000	7,353
4.63%, 03/22/30	48,607	—	—	—	2,482	(553)	50,536	50,000	2,313
1.65%, 03/11/31	76,660	—	—	—	6,547	81	83,288	100,000	1,650
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 8/31/24	FACE AMOUNT AT 8/31/24	INTEREST INCOME EARNED
2.30%, 05/13/31	$80,451	$—	$—	$—	$6,741	($371 )	$86,821	$100,000	$2,300
1.95%, 12/01/31	95,995	—	—	—	8,338	2	104,335	125,000	2,437
2.90%, 03/03/32	123,909	—	—	—	8,511	537	132,957	150,000	4,350
5.85%, 05/19/34	200,382	—	—	—	10,735	(223)	210,894	200,000	11,706
6.14%, 08/24/34	—	200,246	—	—	14,878	(18)	215,106	200,000	11,931
Total	$2,377,717	$560,878	($382,653 )	($21,567 )	$174,140	($11,588 )	$2,696,927		$101,704

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$1,243,735,070	$—	$1,243,735,070
Treasuries[1]	—	2,219,452,351	—	2,219,452,351
Government Related[1]	—	229,812,267	—	229,812,267
Securitized[1]	—	1,409,900,602	—	1,409,900,602
Short-Term Investments[1]	100,285,692	—	—	100,285,692
Total	$100,285,692	$5,102,900,290	$—	$5,203,185,982

[1]	As categorized in the Portfolio Holdings.
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Statement of Assets and Liabilities

As of August 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $2,811,372)		$2,696,927
Investments in securities, at value - unaffiliated issuers (cost $5,444,448,448) including securities on loan of $1,936,119		5,200,489,055
Deposit with broker for futures contracts		837,500
Deposit with broker for TBA margin		50,000
Receivables:
Investments sold		79,098,681
Interest		37,370,769
Fund shares sold		10,593,497
Dividends		380,092
Income from securities on loan	+	1,071
Total assets		5,331,517,592

Liabilities
Collateral held for securities on loan		2,009,800
Payables:
Investments bought		103,954,989
Investments bought - delayed-delivery		74,239,530
Fund shares redeemed		5,216,840
Distributions to shareholders		2,085,945
Investment adviser fees	+	172,477
Total liabilities		187,679,581
Net assets		$5,143,838,011

Net Assets by Source
Capital received from investors		$5,773,702,350
Total distributable loss	+	(629,864,339)
Net assets		$5,143,838,011

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,143,838,011		568,104,251		$9.05

See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Statement of Operations

For the period September 1, 2023 through August 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers (net of foreign withholding tax of ($73))		$164,675,475
Dividends received from securities - unaffiliated issuers		5,253,066
Interest received from securities - affiliated issuers		90,116
Other Interest		7,094
Securities on loan, net	+	22,744
Total investment income		170,048,495

Expenses
Investment adviser fees		1,834,412
Total expenses	–	1,834,412
Net investment income		168,214,083

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(21,567)
Net realized losses on sales of securities - unaffiliated issuers		(95,128,641)
Net realized losses on futures contracts	+	(190,773)
Net realized losses		(95,340,981)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		174,140
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	251,042,220
Net change in unrealized appreciation (depreciation)	+	251,216,360
Net realized and unrealized gains		155,875,379
Increase in net assets resulting from operations		$324,089,462
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/23-8/31/24		9/1/22-8/31/23
Net investment income		$168,214,083	$126,588,897
Net realized losses		(95,340,981)	(167,299,238)
Net change in unrealized appreciation (depreciation)	+	251,216,360	(20,095,101)
Increase (decrease) in net assets resulting from operations		$324,089,462	($60,805,442 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($171,474,159 )	($130,788,565 )

TRANSACTIONS IN FUND SHARES
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		177,284,720	$1,560,766,420	194,224,735	$1,728,158,284
Shares reinvested		15,973,002	140,325,823	11,463,215	101,708,064
Shares redeemed	+	(141,018,028)	(1,231,129,235)	(175,138,615)	(1,556,776,557)
Net transactions in fund shares		52,239,694	$469,963,008	30,549,335	$273,089,791

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		515,864,557	$4,521,259,700	485,315,222	$4,439,763,916
Total increase	+	52,239,694	622,578,311	30,549,335	81,495,784
End of period		568,104,251	$5,143,838,011	515,864,557	$4,521,259,700
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20
Per-Share Data
Net asset value at beginning of period	$9.40	$9.55	$10.28	$10.39	$10.13
Income (loss) from investment operations:
Net investment income (loss)[1]	0.36	0.25	0.11	0.10	0.19
Net realized and unrealized gains (losses)	0.24	(0.15)	(0.70)	(0.08)	0.27
Total from investment operations	0.60	0.10	(0.59)	0.02	0.46
Less distributions:
Distributions from net investment income	(0.36)	(0.25)	(0.11)	(0.10)	(0.20)
Distributions from net realized gains	—	—	(0.03)	(0.03)	—
Total distributions	(0.36)	(0.25)	(0.14)	(0.13)	(0.20)
Net asset value at end of period	$9.64	$9.40	$9.55	$10.28	$10.39
Total return	6.56%	1.08%	(5.81%)	0.18%	4.59%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%	0.06%[2]	0.06%[2]	0.06%	0.06%
Net investment income (loss)	3.84%	2.62%	1.07%	0.96%	1.89%
Portfolio turnover rate	65%	97%	59%	61%	65%
Net assets, end of period (x 1,000,000)	$1,490	$1,505	$1,881	$2,228	$1,694

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 25.0% OF NET ASSETS

Financial Institutions 11.0%
Banking 8.5%
Ally Financial, Inc.
7.10%, 11/15/27 (a)(b)	150,000	159,456
6.99%, 06/13/29 (b)(c)	150,000	159,227
6.85%, 01/03/30 (b)(c)	150,000	158,801
American Express Co.
4.20%, 11/06/25 (b)	250,000	249,050
4.90%, 02/13/26 (b)	200,000	200,934
3.13%, 05/20/26 (b)	250,000	244,203
1.65%, 11/04/26 (b)	150,000	141,452
2.55%, 03/04/27 (b)	400,000	383,020
5.65%, 04/23/27 (b)(c)	200,000	203,134
3.30%, 05/03/27 (b)	400,000	389,504
5.85%, 11/05/27 (b)	200,000	209,172
5.10%, 02/16/28 (b)(c)	250,000	253,367
5.04%, 07/26/28 (b)(c)	150,000	152,189
5.28%, 07/27/29 (b)(c)	250,000	256,842
5.53%, 04/25/30 (b)(c)	200,000	207,898
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	250,000	247,830
5.00%, 03/18/26	250,000	252,267
4.75%, 01/18/27	250,000	252,792
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	200,000	192,532
6.14%, 09/14/28 (b)(c)	200,000	208,000
5.38%, 03/13/29	200,000	206,378
Banco Santander SA
5.18%, 11/19/25	400,000	400,016
1.85%, 03/25/26	200,000	191,140
4.25%, 04/11/27	200,000	197,762
5.29%, 08/18/27	400,000	407,004
1.72%, 09/14/27 (b)(c)	200,000	187,754
4.18%, 03/24/28 (b)(c)	200,000	196,758
4.38%, 04/12/28	200,000	197,676
5.37%, 07/15/28 (b)(c)	200,000	203,488
5.59%, 08/08/28	400,000	414,152
6.61%, 11/07/28	200,000	215,656
3.31%, 06/27/29	200,000	189,248
5.54%, 03/14/30 (b)(c)	200,000	205,328
Bank of America Corp.
4.45%, 03/03/26	300,000	299,067
3.50%, 04/19/26	400,000	393,960
4.25%, 10/22/26	200,000	198,936
1.20%, 10/24/26 (b)(c)	400,000	383,792
5.08%, 01/20/27 (b)(c)	300,000	301,380
1.66%, 03/11/27 (b)(c)	450,000	429,912
3.56%, 04/23/27 (b)(c)	450,000	442,246
1.73%, 07/22/27 (b)(c)	900,000	854,091
3.25%, 10/21/27 (b)	400,000	387,864
4.18%, 11/25/27 (b)	300,000	297,231
3.82%, 01/20/28 (b)(c)	300,000	294,918
2.55%, 02/04/28 (b)(c)	300,000	286,173
3.71%, 04/24/28 (b)(c)	300,000	293,535
4.38%, 04/27/28 (b)(c)	400,000	397,900
3.59%, 07/21/28 (b)(c)	400,000	389,632
4.95%, 07/22/28 (b)(c)	500,000	505,250
6.20%, 11/10/28 (b)(c)	150,000	157,260
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.42%, 12/20/28 (b)(c)	900,000	868,077
3.97%, 03/05/29 (b)(c)	400,000	392,004
5.20%, 04/25/29 (b)(c)	500,000	510,725
2.09%, 06/14/29 (b)(c)	400,000	366,216
4.27%, 07/23/29 (b)(c)	500,000	494,970
5.82%, 09/15/29 (b)(c)	450,000	470,074
3.97%, 02/07/30 (b)(c)	400,000	389,452
3.19%, 07/23/30 (b)(c)	350,000	328,335
Bank of America NA
5.53%, 08/18/26 (b)	350,000	358,127
Bank of Montreal
1.25%, 09/15/26	300,000	281,253
0.95%, 01/22/27 (b)(c)	150,000	142,607
2.65%, 03/08/27	300,000	288,195
5.37%, 06/04/27	200,000	205,564
4.70%, 09/14/27 (b)	200,000	201,978
5.20%, 02/01/28 (b)	200,000	204,716
5.72%, 09/25/28 (b)	200,000	208,912
3.80%, 12/15/32 (b)(c)	200,000	192,834
Bank of New York Mellon Corp.
0.75%, 01/28/26 (b)	250,000	237,630
2.80%, 05/04/26 (b)	200,000	194,894
2.45%, 08/17/26 (b)	150,000	144,698
2.05%, 01/26/27 (b)	250,000	237,913
3.25%, 05/16/27 (b)	200,000	194,864
3.40%, 01/29/28 (b)	200,000	194,046
3.44%, 02/07/28 (b)(c)	250,000	244,098
3.99%, 06/13/28 (b)(c)	150,000	148,167
5.80%, 10/25/28 (b)(c)	200,000	208,428
3.00%, 10/30/28 (b)	150,000	141,920
4.54%, 02/01/29 (b)(c)	200,000	201,088
3.30%, 08/23/29 (b)	50,000	47,241
4.98%, 03/14/30 (b)(c)	150,000	153,444
Bank of Nova Scotia
4.50%, 12/16/25	250,000	248,588
4.75%, 02/02/26	200,000	200,460
1.05%, 03/02/26	200,000	190,078
1.35%, 06/24/26	150,000	142,055
2.70%, 08/03/26	200,000	193,638
1.30%, 09/15/26	250,000	235,128
1.95%, 02/02/27	175,000	165,394
2.95%, 03/11/27	200,000	193,398
5.45%, 08/01/29	50,000	51,899
BankUnited, Inc.
4.88%, 11/17/25 (b)	100,000	99,284
Barclays PLC
4.38%, 01/12/26	450,000	447,502
5.20%, 05/12/26	400,000	401,288
5.83%, 05/09/27 (b)(c)	350,000	355,246
6.50%, 09/13/27 (b)(c)	250,000	258,252
2.28%, 11/24/27 (b)(c)	400,000	378,808
4.34%, 01/10/28 (b)	200,000	196,856
4.84%, 05/09/28 (b)	300,000	297,600
5.50%, 08/09/28 (b)(c)	400,000	407,944
7.39%, 11/02/28 (b)(c)	200,000	215,104
4.97%, 05/16/29 (b)(c)	300,000	301,242
6.49%, 09/13/29 (b)(c)	200,000	211,866
5.69%, 03/12/30 (b)(c)	300,000	309,360
5.09%, 06/20/30 (b)(c)	200,000	199,346
BPCE SA
3.38%, 12/02/26	250,000	244,423
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	100,000	96,024
1.25%, 06/22/26	200,000	189,136
3.45%, 04/07/27 (b)	250,000	243,878
5.99%, 10/03/28 (b)	250,000	263,572
5.26%, 04/08/29 (b)	200,000	205,696
Capital One Financial Corp.
4.20%, 10/29/25 (b)	100,000	98,939
3.75%, 07/28/26 (b)	250,000	245,085
3.75%, 03/09/27 (b)	300,000	293,949
3.65%, 05/11/27 (b)	250,000	244,050
7.15%, 10/29/27 (b)(c)	100,000	104,905
1.88%, 11/02/27 (b)(c)	200,000	188,374
3.80%, 01/31/28 (b)	200,000	194,328
4.93%, 05/10/28 (b)(c)	200,000	201,084
5.47%, 02/01/29 (b)(c)	250,000	254,550
6.31%, 06/08/29 (b)(c)	250,000	261,787
5.70%, 02/01/30 (b)(c)	150,000	154,592
5.46%, 07/26/30 (b)(c)	200,000	203,714
Citibank NA
5.49%, 12/04/26 (b)	250,000	255,695
5.80%, 09/29/28 (b)	250,000	262,542
4.84%, 08/06/29 (b)	250,000	253,782
Citigroup, Inc.
5.50%, 09/13/25	200,000	200,998
3.70%, 01/12/26	250,000	247,015
4.60%, 03/09/26	350,000	349,216
3.40%, 05/01/26	300,000	294,678
5.61%, 09/29/26 (b)(c)	400,000	402,968
3.20%, 10/21/26 (b)	500,000	486,670
4.30%, 11/20/26	250,000	248,538
1.12%, 01/28/27 (b)(c)	450,000	427,522
1.46%, 06/09/27 (b)(c)	500,000	473,125
4.45%, 09/29/27	500,000	497,620
3.89%, 01/10/28 (b)(c)	400,000	393,584
3.07%, 02/24/28 (b)(c)	400,000	386,076
4.66%, 05/24/28 (b)(c)	250,000	250,920
3.67%, 07/24/28 (b)(c)	350,000	341,411
4.13%, 07/25/28	300,000	295,161
3.52%, 10/27/28 (b)(c)	400,000	387,640
4.08%, 04/23/29 (b)(c)	300,000	295,140
5.17%, 02/13/30 (b)(c)	400,000	407,892
3.98%, 03/20/30 (b)(c)	350,000	339,871
Citizens Financial Group, Inc.
4.30%, 12/03/25 (b)	200,000	198,072
2.85%, 07/27/26 (b)	150,000	144,363
5.84%, 01/23/30 (b)(c)	200,000	205,584
Comerica, Inc.
5.98%, 01/30/30 (b)(c)	150,000	152,775
Commonwealth Bank of Australia
5.50%, 09/12/25	250,000	252,490
Cooperatieve Rabobank UA
4.85%, 01/09/26	250,000	251,187
3.75%, 07/21/26	250,000	244,810
4.33%, 08/28/26	250,000	250,085
4.80%, 01/09/29	250,000	254,245
Deutsche Bank AG
4.10%, 01/13/26	200,000	198,804
1.69%, 03/19/26	200,000	191,584
2.13%, 11/24/26 (b)(c)	500,000	481,795
2.31%, 11/16/27 (b)(c)	350,000	329,969
2.55%, 01/07/28 (b)(c)	200,000	189,108
6.72%, 01/18/29 (b)(c)	200,000	210,670
6.82%, 11/20/29 (b)(c)	250,000	266,330
4.88%, 12/01/32 (b)(c)	200,000	194,930
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Discover Bank
3.45%, 07/27/26 (b)	250,000	243,050
Discover Financial Services
4.50%, 01/30/26 (b)	250,000	248,682
4.10%, 02/09/27 (b)	150,000	147,501
Fifth Third Bancorp
2.55%, 05/05/27 (b)	175,000	166,136
1.71%, 11/01/27 (b)(c)	100,000	93,768
6.36%, 10/27/28 (b)(c)	250,000	261,515
6.34%, 07/27/29 (b)(c)	200,000	210,680
Fifth Third Bank NA
3.85%, 03/15/26 (b)	200,000	196,644
Goldman Sachs Bank USA
5.28%, 03/18/27 (b)(c)	150,000	151,268
5.41%, 05/21/27 (b)(c)	400,000	404,776
Goldman Sachs Group, Inc.
4.25%, 10/21/25	100,000	99,308
3.75%, 02/25/26 (b)	300,000	296,607
3.50%, 11/16/26 (b)	500,000	489,235
1.09%, 12/09/26 (b)(c)	350,000	333,336
5.95%, 01/15/27	150,000	154,583
3.85%, 01/26/27 (b)	300,000	295,872
1.43%, 03/09/27 (b)(c)	550,000	522,632
1.54%, 09/10/27 (b)(c)	550,000	516,488
1.95%, 10/21/27 (b)(c)	500,000	472,295
2.64%, 02/24/28 (b)(c)	600,000	572,622
3.62%, 03/15/28 (b)(c)	600,000	585,978
3.69%, 06/05/28 (b)(c)	575,000	561,723
4.48%, 08/23/28 (b)(c)	250,000	249,457
3.81%, 04/23/29 (b)(c)	400,000	389,004
4.22%, 05/01/29 (b)(c)	400,000	394,548
6.48%, 10/24/29 (b)(c)	500,000	533,960
5.73%, 04/25/30 (b)(c)	350,000	364,910
5.05%, 07/23/30 (b)(c)	300,000	304,713
HSBC Holdings PLC
3.90%, 05/25/26	200,000	197,806
4.29%, 09/12/26 (b)(c)	400,000	397,048
7.34%, 11/03/26 (b)(c)	200,000	205,506
4.38%, 11/23/26	300,000	297,054
1.59%, 05/24/27 (b)(c)	200,000	189,864
5.89%, 08/14/27 (b)(c)	400,000	408,776
2.25%, 11/22/27 (b)(c)	250,000	237,013
4.04%, 03/13/28 (b)(c)	400,000	393,092
5.60%, 05/17/28 (b)(c)	300,000	306,501
4.76%, 06/09/28 (b)(c)	400,000	400,136
5.21%, 08/11/28 (b)(c)	250,000	253,535
2.01%, 09/22/28 (b)(c)	200,000	184,650
7.39%, 11/03/28 (b)(c)	250,000	269,155
6.16%, 03/09/29 (b)(c)	200,000	209,130
4.58%, 06/19/29 (b)(c)	500,000	496,465
2.21%, 08/17/29 (b)(c)	400,000	363,000
5.55%, 03/04/30 (b)(c)	225,000	231,498
3.97%, 05/22/30 (b)(c)	500,000	482,155
HSBC USA, Inc.
5.29%, 03/04/27	200,000	203,810
Huntington Bancshares, Inc.
6.21%, 08/21/29 (b)(c)	200,000	210,096
Huntington National Bank
4.55%, 05/17/28 (b)(c)	250,000	248,285
ING Groep NV
3.95%, 03/29/27	200,000	197,118
1.73%, 04/01/27 (b)(c)	200,000	190,668
4.02%, 03/28/28 (b)(c)	300,000	295,992
4.55%, 10/02/28	300,000	299,760
4.05%, 04/09/29	200,000	195,582
5.34%, 03/19/30 (b)(c)	200,000	204,750
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JPMorgan Chase & Co.
3.30%, 04/01/26 (b)	400,000	393,016
3.20%, 06/15/26 (b)	350,000	342,573
2.95%, 10/01/26 (b)	600,000	583,554
1.05%, 11/19/26 (b)(c)	650,000	621,257
4.13%, 12/15/26	300,000	298,107
3.96%, 01/29/27 (b)(c)	400,000	395,872
1.04%, 02/04/27 (b)(c)	350,000	332,675
1.58%, 04/22/27 (b)(c)	600,000	571,104
1.47%, 09/22/27 (b)(c)	450,000	422,730
4.25%, 10/01/27	300,000	299,562
5.04%, 01/23/28 (b)(c)	400,000	404,800
3.78%, 02/01/28 (b)(c)	550,000	540,672
2.95%, 02/24/28 (b)(c)	200,000	192,612
5.57%, 04/22/28 (b)(c)	300,000	307,611
4.32%, 04/26/28 (b)(c)	500,000	497,695
3.54%, 05/01/28 (b)(c)	300,000	292,635
2.18%, 06/01/28 (b)(c)	350,000	329,157
4.85%, 07/25/28 (b)(c)	600,000	605,898
3.51%, 01/23/29 (b)(c)	350,000	338,877
4.01%, 04/23/29 (b)(c)	350,000	343,644
2.07%, 06/01/29 (b)(c)	250,000	229,053
4.20%, 07/23/29 (b)(c)	450,000	444,555
5.30%, 07/24/29 (b)(c)	400,000	410,788
6.09%, 10/23/29 (b)(c)	400,000	423,012
4.45%, 12/05/29 (b)(c)	350,000	348,768
5.01%, 01/23/30 (b)(c)	350,000	356,107
5.58%, 04/22/30 (b)(c)	400,000	416,552
3.70%, 05/06/30 (b)(c)	300,000	289,020
4.57%, 06/14/30 (b)(c)	200,000	200,192
5.00%, 07/22/30 (b)(c)	400,000	407,496
KeyBank NA
5.85%, 11/15/27 (b)	250,000	257,340
4.39%, 12/14/27	250,000	245,863
KeyCorp
2.25%, 04/06/27	250,000	234,883
Lloyds Banking Group PLC
4.58%, 12/10/25	250,000	248,185
4.65%, 03/24/26	400,000	397,632
3.75%, 01/11/27	200,000	196,328
1.63%, 05/11/27 (b)(c)	250,000	237,203
5.46%, 01/05/28 (b)(c)	200,000	203,324
3.75%, 03/18/28 (b)(c)	250,000	244,563
4.38%, 03/22/28	200,000	198,440
4.55%, 08/16/28	200,000	199,520
3.57%, 11/07/28 (b)(c)	300,000	290,088
5.87%, 03/06/29 (b)(c)	200,000	207,478
M&T Bank Corp.
4.55%, 08/16/28 (b)(c)	250,000	249,337
Manufacturers & Traders Trust Co.
4.65%, 01/27/26 (b)	250,000	248,593
4.70%, 01/27/28 (b)	250,000	248,520
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	200,000	197,758
2.76%, 09/13/26	200,000	193,156
3.68%, 02/22/27	250,000	245,730
1.54%, 07/20/27 (b)(c)	350,000	330,466
3.29%, 07/25/27	200,000	194,162
1.64%, 10/13/27 (b)(c)	250,000	235,150
2.34%, 01/19/28 (b)(c)	350,000	332,381
4.08%, 04/19/28 (b)(c)	200,000	197,592
5.35%, 09/13/28 (b)(c)	250,000	255,467
5.42%, 02/22/29 (b)(c)	200,000	205,200
3.74%, 03/07/29	200,000	194,598
5.24%, 04/19/29 (b)(c)	200,000	204,224
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 07/18/29	200,000	188,172
5.26%, 04/17/30 (b)(c)	200,000	205,084
Mizuho Financial Group, Inc.
1.23%, 05/22/27 (b)(c)	200,000	188,686
1.55%, 07/09/27 (b)(c)	200,000	188,930
3.17%, 09/11/27	200,000	192,576
4.02%, 03/05/28	200,000	197,026
5.41%, 09/13/28 (b)(c)	200,000	204,738
5.67%, 05/27/29 (b)(c)	200,000	206,746
5.78%, 07/06/29 (b)(c)	200,000	207,846
4.25%, 09/11/29 (b)(c)	200,000	196,758
5.38%, 07/10/30 (b)(c)	200,000	205,666
3.15%, 07/16/30 (b)(c)	200,000	186,166
Morgan Stanley
5.00%, 11/24/25	350,000	350,654
3.88%, 01/27/26	500,000	494,745
3.13%, 07/27/26	400,000	390,028
6.25%, 08/09/26	50,000	51,597
4.35%, 09/08/26	450,000	447,664
0.99%, 12/10/26 (b)(c)	300,000	285,378
3.63%, 01/20/27	550,000	541,590
5.05%, 01/28/27 (b)(c)	250,000	251,472
3.95%, 04/23/27	300,000	295,863
1.59%, 05/04/27 (b)(c)	600,000	570,216
1.51%, 07/20/27 (b)(c)	500,000	471,700
2.48%, 01/21/28 (b)(c)	400,000	380,904
5.65%, 04/13/28 (b)(c)	200,000	205,334
4.21%, 04/20/28 (b)(c)	200,000	198,224
3.59%, 07/22/28 (b)	500,000	485,980
6.30%, 10/18/28 (b)(c)	400,000	420,612
3.77%, 01/24/29 (b)(c)	250,000	243,830
5.12%, 02/01/29 (b)(c)	300,000	305,286
5.16%, 04/20/29 (b)(c)	500,000	509,580
5.45%, 07/20/29 (b)(c)	350,000	360,892
6.41%, 11/01/29 (b)(c)	300,000	319,770
5.17%, 01/16/30 (b)(c)	385,000	393,073
4.43%, 01/23/30 (b)(c)	450,000	447,349
5.66%, 04/18/30 (b)(c)	350,000	364,567
5.04%, 07/19/30 (b)(c)	300,000	305,310
Morgan Stanley Bank NA
4.75%, 04/21/26 (b)	250,000	251,207
4.95%, 01/14/28 (b)(c)	250,000	252,110
5.50%, 05/26/28 (b)(c)	300,000	307,776
4.97%, 07/14/28 (b)(c)	250,000	253,305
National Australia Bank Ltd.
2.50%, 07/12/26	400,000	386,944
3.91%, 06/09/27	275,000	272,330
4.94%, 01/12/28	250,000	254,715
4.90%, 06/13/28	250,000	255,490
4.79%, 01/10/29	250,000	254,797
National Bank of Canada
5.60%, 12/18/28	250,000	259,890
NatWest Group PLC
4.80%, 04/05/26	200,000	200,140
1.64%, 06/14/27 (b)(c)	200,000	189,356
5.58%, 03/01/28 (b)(c)	200,000	203,894
3.07%, 05/22/28 (b)(c)	200,000	191,818
5.52%, 09/30/28 (b)(c)	200,000	204,880
4.89%, 05/18/29 (b)(c)	300,000	300,993
5.81%, 09/13/29 (b)(c)	200,000	207,962
5.08%, 01/27/30 (b)(c)	300,000	303,636
4.45%, 05/08/30 (b)(c)	200,000	197,132
4.96%, 08/15/30 (b)(c)	200,000	201,038
6.48%, 06/01/34 (b)(c)	200,000	209,374
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northern Trust Corp.
3.95%, 10/30/25	200,000	198,480
4.00%, 05/10/27 (b)	200,000	199,212
PNC Bank NA
3.25%, 01/22/28 (b)	250,000	240,125
4.05%, 07/26/28	250,000	245,975
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (b)	250,000	241,275
1.15%, 08/13/26 (b)	200,000	187,834
4.76%, 01/26/27 (b)(c)	250,000	249,835
5.30%, 01/21/28 (b)(c)	200,000	203,540
5.35%, 12/02/28 (b)(c)	250,000	257,180
5.58%, 06/12/29 (b)(c)	500,000	516,570
5.49%, 05/14/30 (b)(c)	250,000	258,625
Regions Financial Corp.
5.72%, 06/06/30 (b)(c)	150,000	154,085
Royal Bank of Canada
0.88%, 01/20/26	300,000	285,747
4.65%, 01/27/26	250,000	249,655
1.20%, 04/27/26	200,000	189,988
1.15%, 07/14/26	250,000	235,628
1.40%, 11/02/26	250,000	235,075
2.05%, 01/21/27	150,000	142,502
3.63%, 05/04/27	250,000	245,955
4.24%, 08/03/27	250,000	250,140
6.00%, 11/01/27	250,000	262,227
4.90%, 01/12/28	150,000	152,558
5.20%, 08/01/28	150,000	154,850
4.97%, 08/02/30 (b)(c)	100,000	101,768
Santander Holdings USA, Inc.
3.24%, 10/05/26 (b)(d)	200,000	193,316
4.40%, 07/13/27 (b)	250,000	247,225
2.49%, 01/06/28 (b)(c)	150,000	140,915
6.50%, 03/09/29 (b)(c)	200,000	208,692
6.57%, 06/12/29 (b)(c)	100,000	104,699
Santander U.K. Group Holdings PLC
2.47%, 01/11/28 (b)(c)	250,000	236,250
3.82%, 11/03/28 (b)(c)	200,000	193,998
6.53%, 01/10/29 (b)(c)	250,000	262,365
State Street Corp.
5.27%, 08/03/26 (b)	200,000	203,258
4.99%, 03/18/27 (b)	100,000	101,713
2.20%, 02/07/28 (b)(c)	200,000	189,906
4.53%, 02/20/29 (b)(c)	100,000	100,196
5.68%, 11/21/29 (b)(c)	150,000	157,166
4.14%, 12/03/29 (b)(c)	100,000	98,941
Sumitomo Mitsui Financial Group, Inc.
0.95%, 01/12/26	250,000	237,755
3.78%, 03/09/26	200,000	197,508
2.63%, 07/14/26	400,000	386,496
1.40%, 09/17/26	300,000	281,388
3.01%, 10/19/26	200,000	193,788
3.45%, 01/11/27	200,000	195,448
2.17%, 01/14/27	200,000	189,432
3.36%, 07/12/27	400,000	388,540
5.52%, 01/13/28	250,000	257,555
3.54%, 01/17/28	200,000	193,776
5.80%, 07/13/28	200,000	208,700
5.72%, 09/14/28	400,000	416,576
1.90%, 09/17/28	250,000	225,785
3.04%, 07/16/29	400,000	372,540
Synchrony Bank
5.63%, 08/23/27 (b)	250,000	253,720
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Synchrony Financial
3.95%, 12/01/27 (b)	50,000	48,195
5.15%, 03/19/29 (b)	100,000	99,629
5.94%, 08/02/30 (b)(c)	50,000	50,939
Toronto-Dominion Bank
0.75%, 09/11/25	200,000	192,486
0.75%, 01/06/26	250,000	237,880
1.20%, 06/03/26	200,000	189,094
5.53%, 07/17/26	300,000	305,643
1.25%, 09/10/26	200,000	187,950
1.95%, 01/12/27 (a)	100,000	94,916
2.80%, 03/10/27	250,000	240,543
4.11%, 06/08/27	250,000	247,815
4.69%, 09/15/27	300,000	302,376
5.16%, 01/10/28	200,000	204,256
5.52%, 07/17/28	150,000	155,444
3.63%, 09/15/31 (b)(c)	200,000	194,544
Truist Bank
3.63%, 09/16/25 (b)	300,000	295,644
3.80%, 10/30/26 (b)	250,000	244,868
Truist Financial Corp.
5.90%, 10/28/26 (b)(c)	150,000	151,568
1.27%, 03/02/27 (b)(c)	200,000	189,144
1.13%, 08/03/27 (b)	150,000	136,475
4.12%, 06/06/28 (b)(c)	200,000	196,838
4.87%, 01/26/29 (b)(c)	250,000	250,740
1.89%, 06/07/29 (b)(c)	200,000	180,888
7.16%, 10/30/29 (b)(c)	250,000	271,902
5.44%, 01/24/30 (b)(c)	150,000	153,836
U.S. Bancorp
3.95%, 11/17/25 (b)	250,000	248,050
3.10%, 04/27/26 (b)	200,000	195,170
2.38%, 07/22/26 (b)	200,000	193,292
5.73%, 10/21/26 (b)(c)	200,000	202,044
3.15%, 04/27/27 (b)	150,000	146,051
2.22%, 01/27/28 (b)(c)	200,000	189,250
4.55%, 07/22/28 (b)(c)	400,000	400,240
4.65%, 02/01/29 (b)(c)	300,000	300,432
5.78%, 06/12/29 (b)(c)	250,000	259,785
5.38%, 01/23/30 (b)(c)	250,000	257,017
5.10%, 07/23/30 (b)(c)	200,000	203,736
UBS AG
1.25%, 08/07/26	500,000	470,345
5.00%, 07/09/27	250,000	253,640
7.50%, 02/15/28	350,000	382,137
5.65%, 09/11/28	250,000	260,340
UBS Group AG
4.55%, 04/17/26	350,000	348,985
Wells Fargo & Co.
3.55%, 09/29/25	400,000	395,044
3.00%, 04/22/26	400,000	390,648
4.10%, 06/03/26	450,000	445,905
3.00%, 10/23/26	600,000	582,804
3.20%, 06/17/27 (b)(c)	350,000	341,274
4.30%, 07/22/27	400,000	398,472
3.53%, 03/24/28 (b)(c)	500,000	487,170
5.71%, 04/22/28 (b)(c)	400,000	410,832
3.58%, 05/22/28 (b)(c)	500,000	486,630
2.39%, 06/02/28 (b)(c)	500,000	471,700
4.81%, 07/25/28 (b)(c)	500,000	503,010
4.15%, 01/24/29 (b)	350,000	346,237
5.57%, 07/25/29 (b)(c)	700,000	723,191
6.30%, 10/23/29 (b)(c)	400,000	424,672
5.20%, 01/23/30 (b)(c)	400,000	408,424
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wells Fargo Bank NA
4.81%, 01/15/26 (b)	275,000	276,009
5.45%, 08/07/26 (b)	350,000	356,681
5.25%, 12/11/26 (b)	250,000	254,882
Westpac Banking Corp.
5.20%, 04/16/26	100,000	101,275
2.85%, 05/13/26	200,000	195,010
1.15%, 06/03/26	250,000	236,623
2.70%, 08/19/26	200,000	193,968
3.35%, 03/08/27	200,000	195,818
5.46%, 11/18/27	250,000	258,415
3.40%, 01/25/28	200,000	194,400
5.54%, 11/17/28	200,000	209,604
1.95%, 11/20/28	200,000	182,180
4.32%, 11/23/31 (b)(c)	300,000	296,013
4.11%, 07/24/34 (b)(c)	150,000	143,756
		125,925,494
Brokerage/Asset Managers/Exchanges 0.4%
Ameriprise Financial, Inc.
5.70%, 12/15/28 (b)	100,000	105,187
ARES Management Corp.
6.38%, 11/10/28 (b)	100,000	106,848
BGC Group, Inc.
8.00%, 05/25/28 (b)	75,000	80,929
BlackRock Funding, Inc.
4.70%, 03/14/29 (b)	100,000	102,284
BlackRock, Inc.
3.20%, 03/15/27	100,000	97,891
3.25%, 04/30/29 (b)	100,000	96,423
Brookfield Finance, Inc.
3.90%, 01/25/28 (b)	200,000	195,688
4.85%, 03/29/29 (b)	175,000	177,110
Cboe Global Markets, Inc.
3.65%, 01/12/27 (b)	150,000	147,473
Charles Schwab Corp.
3.45%, 02/13/26 (b)(e)	40,000	39,377
0.90%, 03/11/26 (b)(e)	175,000	165,492
1.15%, 05/13/26 (b)(e)	125,000	118,170
5.88%, 08/24/26 (b)(e)	125,000	128,173
3.20%, 03/02/27 (b)(e)	50,000	48,529
2.45%, 03/03/27 (b)(e)	200,000	190,554
3.30%, 04/01/27 (b)(e)	100,000	97,209
3.20%, 01/25/28 (b)(e)	90,000	86,544
2.00%, 03/20/28 (b)(e)	150,000	138,339
4.00%, 02/01/29 (b)(e)	75,000	73,839
5.64%, 05/19/29 (b)(c)(e)	150,000	155,263
3.25%, 05/22/29 (b)(e)	75,000	71,397
6.20%, 11/17/29 (b)(c)(e)	175,000	185,568
CME Group, Inc.
3.75%, 06/15/28 (b)	100,000	98,779
Intercontinental Exchange, Inc.
3.75%, 12/01/25 (b)	200,000	198,058
3.10%, 09/15/27 (b)	100,000	96,568
4.00%, 09/15/27 (b)	250,000	247,970
3.63%, 09/01/28 (b)(d)	150,000	145,412
3.75%, 09/21/28 (b)	100,000	97,771
4.35%, 06/15/29 (b)	225,000	224,660
Invesco Finance PLC
3.75%, 01/15/26	150,000	148,356
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	200,510
5.88%, 07/21/28 (b)	150,000	155,443
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lazard Group LLC
3.63%, 03/01/27 (b)	150,000	146,397
Legg Mason, Inc.
4.75%, 03/15/26	75,000	75,277
LPL Holdings, Inc.
6.75%, 11/17/28 (b)	100,000	106,734
Nasdaq, Inc.
3.85%, 06/30/26 (b)	75,000	74,237
5.35%, 06/28/28 (b)	175,000	180,829
Nomura Holdings, Inc.
2.33%, 01/22/27	200,000	189,022
5.39%, 07/06/27	200,000	203,514
5.84%, 01/18/28	200,000	206,340
6.07%, 07/12/28	200,000	208,758
2.17%, 07/14/28	200,000	181,458
5.61%, 07/06/29	200,000	206,286
		6,000,666
Finance Companies 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (b)	250,000	239,480
4.45%, 04/03/26 (b)	150,000	149,044
2.45%, 10/29/26 (b)	350,000	333,791
6.45%, 04/15/27 (b)	250,000	260,372
3.65%, 07/21/27 (b)	200,000	194,692
4.63%, 10/15/27 (b)	150,000	149,769
5.75%, 06/06/28 (b)	150,000	155,251
3.00%, 10/29/28 (b)	650,000	608,530
5.10%, 01/19/29 (b)	150,000	152,232
Air Lease Corp.
2.88%, 01/15/26 (b)	200,000	194,670
3.75%, 06/01/26 (b)	150,000	147,390
1.88%, 08/15/26 (b)	250,000	236,995
2.20%, 01/15/27 (b)	200,000	189,210
5.85%, 12/15/27 (b)	100,000	103,623
5.30%, 02/01/28 (b)	150,000	153,046
4.63%, 10/01/28 (b)	100,000	99,554
5.10%, 03/01/29 (b)	100,000	101,683
Aircastle Ltd.
4.25%, 06/15/26 (b)	125,000	123,335
Apollo Debt Solutions BDC
6.90%, 04/13/29 (b)(d)	100,000	103,452
Ares Capital Corp.
5.88%, 03/01/29 (b)	150,000	152,595
5.95%, 07/15/29 (b)	100,000	101,986
ARES Capital Corp.
3.88%, 01/15/26 (b)	250,000	245,270
2.15%, 07/15/26 (b)	150,000	141,604
2.88%, 06/15/27 (b)	100,000	93,894
2.88%, 06/15/28 (b)	200,000	183,044
ARES Strategic Income Fund
6.35%, 08/15/29 (b)(d)	50,000	50,632
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (b)	75,000	72,088
2.55%, 10/13/26 (b)	50,000	47,003
Barings BDC, Inc.
3.30%, 11/23/26 (b)	100,000	94,831
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (b)	100,000	96,012
Blackstone Private Credit Fund
2.63%, 12/15/26 (b)	200,000	187,832
3.25%, 03/15/27 (b)	200,000	189,582
7.30%, 11/27/28 (b)(d)	75,000	79,579
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 01/15/29 (b)	100,000	94,518
5.95%, 07/16/29 (b)(d)	100,000	100,819
Blackstone Secured Lending Fund
3.63%, 01/15/26 (b)	100,000	97,557
2.75%, 09/16/26 (b)	150,000	142,446
2.13%, 02/15/27 (b)	100,000	92,691
2.85%, 09/30/28 (b)	100,000	90,673
Blue Owl Capital Corp.
4.25%, 01/15/26 (b)	100,000	98,675
3.40%, 07/15/26 (b)	150,000	144,550
2.63%, 01/15/27 (b)	50,000	47,001
3.13%, 04/13/27 (b)	50,000	46,845
2.88%, 06/11/28 (b)	100,000	91,376
5.95%, 03/15/29 (b)	75,000	76,453
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (b)	75,000	71,255
4.70%, 02/08/27 (b)	75,000	73,231
7.75%, 09/16/27 (b)	100,000	105,340
7.95%, 06/13/28 (b)	100,000	106,788
7.75%, 01/15/29 (b)	75,000	80,000
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (b)	75,000	69,594
Blue Owl Technology Finance Corp. II
6.75%, 04/04/29 (b)(d)	100,000	99,364
Franklin BSP Capital Corp.
7.20%, 06/15/29 (b)(d)	75,000	76,520
FS KKR Capital Corp.
3.40%, 01/15/26 (b)	200,000	194,342
2.63%, 01/15/27 (b)	100,000	93,434
3.13%, 10/12/28 (b)	100,000	89,836
7.88%, 01/15/29 (b)	75,000	79,991
6.88%, 08/15/29 (b)	50,000	51,443
GATX Corp.
3.25%, 09/15/26 (b)	100,000	97,050
5.40%, 03/15/27 (b)	75,000	76,401
3.50%, 03/15/28 (b)	75,000	72,029
Goldman Sachs BDC, Inc.
2.88%, 01/15/26 (b)	150,000	146,157
Golub Capital BDC, Inc.
2.50%, 08/24/26 (b)	100,000	94,261
2.05%, 02/15/27 (b)	100,000	92,075
6.00%, 07/15/29 (b)	75,000	75,710
Hercules Capital, Inc.
2.63%, 09/16/26 (b)	75,000	70,632
3.38%, 01/20/27 (b)	100,000	95,188
HPS Corporate Lending Fund
6.75%, 01/30/29 (b)(d)	100,000	103,646
Main Street Capital Corp.
3.00%, 07/14/26 (b)	100,000	95,495
6.50%, 06/04/27 (b)	75,000	76,667
6.95%, 03/01/29 (b)	75,000	78,491
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (b)	100,000	98,822
New Mountain Finance Corp.
6.88%, 02/01/29 (b)	50,000	50,162
Oaktree Specialty Lending Corp.
7.10%, 02/15/29 (b)	50,000	51,706
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (b)(d)	50,000	53,932
6.50%, 07/23/29 (b)(d)	75,000	76,049
Prospect Capital Corp.
3.71%, 01/22/26 (b)	100,000	94,583
3.44%, 10/15/28 (a)(b)	50,000	42,791
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sixth Street Lending Partners
6.50%, 03/11/29 (b)(d)	100,000	102,328
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (b)	100,000	94,923
6.13%, 03/01/29 (b)	75,000	76,918
		9,662,829
Financial Other 0.0%
ORIX Corp.
5.00%, 09/13/27	100,000	101,134
Insurance 0.8%
Aegon Ltd.
5.50%, 04/11/48 (b)(c)	200,000	197,388
Aflac, Inc.
1.13%, 03/15/26 (b)	75,000	71,294
2.88%, 10/15/26 (b)	100,000	96,888
Allstate Corp.
0.75%, 12/15/25 (b)	150,000	142,841
3.28%, 12/15/26 (b)	100,000	97,593
American International Group, Inc.
5.75%, 04/01/48 (b)(c)	125,000	124,314
American National Group, Inc.
5.00%, 06/15/27 (b)	100,000	99,908
Aon Corp.
3.75%, 05/02/29 (b)	125,000	121,151
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (b)	200,000	192,292
Aon Global Ltd.
3.88%, 12/15/25 (b)	100,000	99,209
Aon North America, Inc.
5.13%, 03/01/27 (b)	125,000	127,355
5.15%, 03/01/29 (b)	150,000	153,697
Arch Capital Finance LLC
4.01%, 12/15/26 (b)	150,000	148,039
Assurant, Inc.
4.90%, 03/27/28 (b)	75,000	75,113
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (b)	75,000	79,114
Athene Holding Ltd.
4.13%, 01/12/28 (b)	200,000	196,186
AXIS Specialty Finance PLC
4.00%, 12/06/27 (b)	100,000	97,792
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (b)	100,000	95,955
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (b)	300,000	295,851
Brighthouse Financial, Inc.
3.70%, 06/22/27 (b)	175,000	169,503
Centene Corp.
4.25%, 12/15/27 (b)	400,000	391,328
2.45%, 07/15/28 (b)	400,000	366,100
Chubb INA Holdings LLC
3.35%, 05/03/26 (b)	200,000	196,498
4.65%, 08/15/29 (b)	50,000	50,787
Cincinnati Financial Corp.
6.92%, 05/15/28	100,000	108,392
CNA Financial Corp.
4.50%, 03/01/26 (b)	75,000	74,783
3.90%, 05/01/29 (b)	100,000	97,325
CNO Financial Group, Inc.
5.25%, 05/30/29 (b)	100,000	100,346
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Corebridge Financial, Inc.
3.65%, 04/05/27 (b)	175,000	171,474
3.85%, 04/05/29 (b)	150,000	145,079
6.88%, 12/15/52 (b)(c)	150,000	153,576
Elevance Health, Inc.
1.50%, 03/15/26 (b)	200,000	191,058
3.65%, 12/01/27 (b)	250,000	244,605
4.10%, 03/01/28 (b)	150,000	148,428
5.15%, 06/15/29 (b)	150,000	154,444
Enact Holdings, Inc.
6.25%, 05/28/29 (b)	125,000	129,025
Enstar Group Ltd.
4.95%, 06/01/29 (b)	100,000	99,086
Equitable Holdings, Inc.
4.35%, 04/20/28 (b)	200,000	197,576
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (b)	100,000	105,036
6.50%, 06/04/29 (b)	75,000	76,563
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (b)	100,000	100,584
Fidelity National Financial, Inc.
4.50%, 08/15/28 (b)	50,000	49,714
Globe Life, Inc.
4.55%, 09/15/28 (b)	75,000	74,252
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (b)	50,000	46,126
Horace Mann Educators Corp.
7.25%, 09/15/28 (b)	50,000	54,035
Humana, Inc.
1.35%, 02/03/27 (b)	150,000	139,079
3.95%, 03/15/27 (b)	150,000	147,804
5.75%, 12/01/28 (b)	75,000	78,387
3.70%, 03/23/29 (b)	100,000	96,678
3.13%, 08/15/29 (b)	50,000	46,729
Jackson Financial, Inc.
5.17%, 06/08/27 (b)	100,000	101,295
Lincoln National Corp.
3.63%, 12/12/26 (a)(b)	100,000	97,995
Loews Corp.
3.75%, 04/01/26 (b)	100,000	98,905
Manulife Financial Corp.
4.15%, 03/04/26	200,000	199,008
4.06%, 02/24/32 (b)(c)	200,000	195,982
Markel Group, Inc.
3.50%, 11/01/27 (b)	75,000	72,710
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 (b)	50,000	49,478
4.38%, 03/15/29 (b)	150,000	150,699
Mercury General Corp.
4.40%, 03/15/27 (b)	100,000	98,475
MetLife, Inc.
3.60%, 11/13/25 (b)	100,000	98,884
MGIC Investment Corp.
5.25%, 08/15/28 (b)	100,000	99,691
NMI Holdings, Inc.
6.00%, 08/15/29 (b)	50,000	51,172
Old Republic International Corp.
3.88%, 08/26/26 (b)	100,000	98,360
PartnerRe Finance B LLC
3.70%, 07/02/29 (b)	75,000	72,210
Principal Financial Group, Inc.
3.70%, 05/15/29 (b)	75,000	72,591
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Progressive Corp.
2.45%, 01/15/27	100,000	96,008
2.50%, 03/15/27 (b)	100,000	95,727
4.00%, 03/01/29 (b)	100,000	99,061
Prudential Financial, Inc.
1.50%, 03/10/26 (b)	100,000	95,866
4.50%, 09/15/47 (b)(c)	100,000	95,760
5.70%, 09/15/48 (b)(c)	150,000	149,407
Radian Group, Inc.
4.88%, 03/15/27 (b)	150,000	149,470
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (b)	75,000	72,703
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (b)	75,000	71,931
SiriusPoint Ltd.
7.00%, 04/05/29 (b)	75,000	78,750
Trinity Acquisition PLC
4.40%, 03/15/26 (b)	100,000	99,395
UnitedHealth Group, Inc.
5.15%, 10/15/25	200,000	201,588
3.70%, 12/15/25	100,000	98,997
1.25%, 01/15/26	100,000	95,937
3.10%, 03/15/26	200,000	196,610
3.45%, 01/15/27	100,000	98,459
3.70%, 05/15/27 (b)	200,000	197,920
2.95%, 10/15/27	150,000	144,855
5.25%, 02/15/28 (b)	200,000	207,138
3.85%, 06/15/28	150,000	148,218
3.88%, 12/15/28	100,000	98,688
4.25%, 01/15/29 (b)	200,000	200,188
4.00%, 05/15/29 (b)	125,000	123,749
2.88%, 08/15/29	50,000	46,905
Voya Financial, Inc.
3.65%, 06/15/26	100,000	98,336
4.70%, 01/23/48 (b)(c)	50,000	44,294
Willis North America, Inc.
4.65%, 06/15/27 (b)	150,000	150,370
4.50%, 09/15/28 (b)	100,000	99,600
		11,629,765
REITs 0.7%
Agree LP
2.00%, 06/15/28 (b)	100,000	90,758
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26 (b)	50,000	49,676
3.95%, 01/15/27 (b)	100,000	98,340
3.95%, 01/15/28 (b)	100,000	98,007
American Homes 4 Rent LP
4.25%, 02/15/28 (b)	100,000	98,284
4.90%, 02/15/29 (b)	50,000	50,289
AvalonBay Communities, Inc.
3.50%, 11/15/25 (b)	50,000	49,383
3.35%, 05/15/27 (b)	100,000	97,401
3.20%, 01/15/28 (b)	100,000	96,226
1.90%, 12/01/28 (b)	75,000	68,014
3.30%, 06/01/29 (b)	100,000	95,310
Boston Properties LP
3.65%, 02/01/26 (b)	100,000	97,879
2.75%, 10/01/26 (b)	200,000	190,536
6.75%, 12/01/27 (b)	100,000	104,648
4.50%, 12/01/28 (b)	150,000	146,242
3.40%, 06/21/29 (b)	100,000	92,367
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brixmor Operating Partnership LP
4.13%, 06/15/26 (b)	100,000	98,855
3.90%, 03/15/27 (b)	75,000	73,378
4.13%, 05/15/29 (b)	100,000	97,128
Camden Property Trust
5.85%, 11/03/26 (b)	75,000	77,410
4.10%, 10/15/28 (b)	50,000	49,188
COPT Defense Properties LP
2.25%, 03/15/26 (b)	100,000	95,955
2.00%, 01/15/29 (b)	75,000	66,051
CubeSmart LP
3.13%, 09/01/26 (b)	100,000	96,988
2.25%, 12/15/28 (b)	100,000	90,831
Digital Realty Trust LP
3.70%, 08/15/27 (b)	200,000	195,096
5.55%, 01/15/28 (b)	150,000	153,522
4.45%, 07/15/28 (b)	100,000	99,428
DOC Dr. LLC
3.95%, 01/15/28 (b)	100,000	97,786
EPR Properties
4.75%, 12/15/26 (b)	100,000	99,004
4.50%, 06/01/27 (b)	100,000	98,017
3.75%, 08/15/29 (b)	150,000	139,113
ERP Operating LP
2.85%, 11/01/26 (b)	100,000	96,895
3.50%, 03/01/28 (b)	100,000	97,076
3.00%, 07/01/29 (b)	150,000	140,701
Essex Portfolio LP
3.38%, 04/15/26 (b)	75,000	73,340
1.70%, 03/01/28 (b)	100,000	90,673
4.00%, 03/01/29 (b)	75,000	72,836
Extra Space Storage LP
3.50%, 07/01/26 (b)	100,000	98,084
5.70%, 04/01/28 (b)	100,000	103,294
3.90%, 04/01/29 (b)	150,000	145,105
Federal Realty OP LP
1.25%, 02/15/26 (b)	150,000	142,533
5.38%, 05/01/28 (b)	50,000	51,075
Healthcare Realty Holdings LP
3.50%, 08/01/26 (b)	150,000	146,661
3.75%, 07/01/27 (b)	75,000	72,974
Healthpeak OP LLC
3.25%, 07/15/26 (b)	100,000	97,599
2.13%, 12/01/28 (b)	75,000	67,936
3.50%, 07/15/29 (b)	75,000	71,333
Highwoods Realty LP
4.13%, 03/15/28 (b)	100,000	96,308
Host Hotels & Resorts LP
4.50%, 02/01/26 (b)	100,000	99,310
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (b)	100,000	90,839
Kilroy Realty LP
4.75%, 12/15/28 (b)	75,000	73,615
4.25%, 08/15/29 (b)	50,000	46,781
Kimco Realty OP LLC
3.80%, 04/01/27 (b)	100,000	98,024
1.90%, 03/01/28 (b)	100,000	91,190
Kite Realty Group LP
4.00%, 10/01/26 (b)	100,000	98,302
LXP Industrial Trust
6.75%, 11/15/28 (b)	50,000	53,096
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mid-America Apartments LP
4.00%, 11/15/25 (b)	100,000	99,072
3.60%, 06/01/27 (b)	150,000	146,724
3.95%, 03/15/29 (b)	100,000	98,106
NNN REIT, Inc.
4.00%, 11/15/25 (b)	50,000	49,487
3.50%, 10/15/27 (b)	100,000	96,937
4.30%, 10/15/28 (b)	100,000	98,779
Omega Healthcare Investors, Inc.
5.25%, 01/15/26 (b)	100,000	100,051
4.50%, 04/01/27 (b)	150,000	148,362
4.75%, 01/15/28 (b)	50,000	49,589
Piedmont Operating Partnership LP
9.25%, 07/20/28 (b)	100,000	110,595
6.88%, 07/15/29 (b)	75,000	78,001
Prologis LP
3.25%, 06/30/26 (b)	100,000	98,053
2.13%, 04/15/27 (b)	100,000	94,632
4.88%, 06/15/28 (b)	100,000	101,772
3.88%, 09/15/28 (b)	200,000	196,268
4.00%, 09/15/28 (b)	75,000	73,958
4.38%, 02/01/29 (b)	75,000	74,948
Public Storage Operating Co.
0.88%, 02/15/26 (b)	50,000	47,494
1.50%, 11/09/26 (b)	100,000	94,112
1.85%, 05/01/28 (b)	100,000	91,419
1.95%, 11/09/28 (b)	75,000	68,117
5.13%, 01/15/29 (b)	100,000	103,244
Realty Income Corp.
4.63%, 11/01/25 (b)	100,000	99,923
4.88%, 06/01/26 (b)	150,000	150,588
4.13%, 10/15/26 (b)	150,000	148,785
3.00%, 01/15/27 (b)	150,000	144,847
3.95%, 08/15/27 (b)	150,000	148,047
3.65%, 01/15/28 (b)	100,000	97,394
2.10%, 03/15/28 (b)	75,000	69,181
4.75%, 02/15/29 (b)	75,000	75,757
3.25%, 06/15/29 (b)	75,000	71,105
Regency Centers LP
3.60%, 02/01/27 (b)	150,000	146,715
Retail Opportunity Investments Partnership LP
6.75%, 10/15/28 (b)	50,000	53,110
Sabra Health Care LP
5.13%, 08/15/26 (b)	100,000	100,290
Simon Property Group LP
3.50%, 09/01/25 (b)	100,000	98,809
3.30%, 01/15/26 (b)	100,000	98,291
3.25%, 11/30/26 (b)	150,000	146,293
1.38%, 01/15/27 (b)	150,000	139,720
3.38%, 06/15/27 (b)	100,000	97,782
3.38%, 12/01/27 (b)	100,000	97,056
1.75%, 02/01/28 (b)	50,000	45,857
Store Capital LLC
4.50%, 03/15/28 (b)	50,000	48,759
Sun Communities Operating LP
2.30%, 11/01/28 (b)	50,000	45,259
5.50%, 01/15/29 (b)	75,000	76,714
Tanger Properties LP
3.13%, 09/01/26 (b)	100,000	96,218
UDR, Inc.
3.50%, 07/01/27 (b)	150,000	145,669
4.40%, 01/26/29 (b)	50,000	49,429
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ventas Realty LP
4.13%, 01/15/26 (b)	100,000	99,018
3.25%, 10/15/26 (b)	100,000	97,021
4.00%, 03/01/28 (b)	100,000	97,967
4.40%, 01/15/29 (b)	100,000	99,067
Welltower OP LLC
4.25%, 04/01/26 (b)	100,000	99,366
2.70%, 02/15/27 (b)	100,000	96,183
4.25%, 04/15/28 (b)	102,000	100,969
4.13%, 03/15/29 (b)	75,000	73,627
		10,841,226
		164,161,114

Industrial 12.4%
Basic Industry 0.5%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (b)	200,000	193,526
4.60%, 02/08/29 (b)	100,000	101,788
Albemarle Corp.
4.65%, 06/01/27 (b)	150,000	149,628
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (b)	200,000	185,826
ArcelorMittal SA
4.55%, 03/11/26	100,000	99,502
6.55%, 11/29/27 (b)	200,000	210,868
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	175,000	175,866
5.25%, 09/08/26	100,000	101,631
4.75%, 02/28/28 (b)	175,000	177,135
5.10%, 09/08/28 (b)	150,000	153,916
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (b)	150,000	140,439
6.17%, 07/15/27 (b)	300,000	309,672
6.35%, 11/15/28 (b)	100,000	105,302
6.33%, 07/15/29 (b)	100,000	105,669
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (b)	200,000	193,170
Dow Chemical Co.
4.80%, 11/30/28 (b)	100,000	101,797
DuPont de Nemours, Inc.
4.49%, 11/15/25 (b)	150,000	149,482
4.73%, 11/15/28 (b)	350,000	355,292
Eastman Chemical Co.
5.00%, 08/01/29 (b)	50,000	50,739
Ecolab, Inc.
2.70%, 11/01/26 (b)	200,000	193,380
3.25%, 12/01/27 (b)	150,000	145,497
FMC Corp.
3.20%, 10/01/26 (b)	150,000	145,448
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (b)	100,000	100,297
4.13%, 03/01/28 (b)	100,000	98,239
Huntsman International LLC
4.50%, 05/01/29 (b)	100,000	97,451
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (b)	75,000	74,775
Kinross Gold Corp.
4.50%, 07/15/27 (b)	100,000	99,633
Linde, Inc.
4.70%, 12/05/25 (b)	100,000	100,278
3.20%, 01/30/26 (b)	100,000	98,370
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
LYB International Finance III LLC
1.25%, 10/01/25 (b)	150,000	144,363
Mosaic Co.
4.05%, 11/15/27 (b)	150,000	147,476
5.38%, 11/15/28 (b)	50,000	51,357
Nucor Corp.
4.30%, 05/23/27 (b)	100,000	100,082
3.95%, 05/01/28 (b)	100,000	98,852
Nutrien Ltd.
4.90%, 03/27/28 (b)	125,000	126,775
4.20%, 04/01/29 (b)	275,000	272,024
Packaging Corp. of America
3.40%, 12/15/27 (b)	100,000	96,813
PPG Industries, Inc.
1.20%, 03/15/26 (b)	200,000	189,886
2.80%, 08/15/29 (b)	50,000	46,247
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	150,000	164,497
RPM International, Inc.
3.75%, 03/15/27 (b)	100,000	97,778
Sherwin-Williams Co.
3.95%, 01/15/26 (b)	50,000	49,497
3.45%, 06/01/27 (b)	300,000	292,632
4.55%, 03/01/28 (b)	50,000	50,240
2.95%, 08/15/29 (b)	50,000	46,580
Steel Dynamics, Inc.
1.65%, 10/15/27 (b)	100,000	91,614
Suzano Austria GmbH
6.00%, 01/15/29 (b)	200,000	203,984
Suzano International Finance BV
5.50%, 01/17/27	200,000	201,890
Westlake Corp.
3.60%, 08/15/26 (b)	150,000	147,107
Weyerhaeuser Co.
4.75%, 05/15/26	100,000	100,188
WRKCo, Inc.
4.65%, 03/15/26 (b)	200,000	199,328
4.00%, 03/15/28 (b)	100,000	98,110
3.90%, 06/01/28 (b)	100,000	97,427
		7,329,363
Capital Goods 1.4%
3M Co.
2.25%, 09/19/26 (b)	100,000	95,668
2.88%, 10/15/27 (a)(b)	200,000	191,446
3.63%, 09/14/28 (b)	100,000	97,277
3.38%, 03/01/29 (b)	100,000	95,926
2.38%, 08/26/29 (b)	50,000	45,345
AGCO Corp.
5.45%, 03/21/27 (b)	75,000	76,216
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (b)	100,000	97,149
Amcor Finance USA, Inc.
3.63%, 04/28/26 (b)	100,000	98,011
4.50%, 05/15/28 (b)	100,000	99,381
Amcor Group Finance PLC
5.45%, 05/23/29 (b)	75,000	77,199
Amphenol Corp.
5.05%, 04/05/29 (b)	75,000	77,128
Avery Dennison Corp.
4.88%, 12/06/28 (b)	75,000	75,924
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Berry Global, Inc.
1.57%, 01/15/26 (b)	250,000	239,132
1.65%, 01/15/27 (b)	100,000	93,166
5.50%, 04/15/28 (b)	100,000	101,703
Boeing Co.
2.75%, 02/01/26 (b)	100,000	96,720
2.20%, 02/04/26 (b)	800,000	767,144
3.10%, 05/01/26 (b)	150,000	145,230
2.25%, 06/15/26 (b)	200,000	190,260
2.70%, 02/01/27 (b)	200,000	189,674
5.04%, 05/01/27 (b)	300,000	300,495
6.26%, 05/01/27 (b)(d)	150,000	154,441
3.25%, 02/01/28 (b)	150,000	141,369
3.25%, 03/01/28 (b)	100,000	94,262
3.20%, 03/01/29 (b)	150,000	138,371
6.30%, 05/01/29 (b)(d)	150,000	156,729
Carlisle Cos., Inc.
3.75%, 12/01/27 (b)	100,000	97,641
Carrier Global Corp.
2.49%, 02/15/27 (b)	200,000	191,740
Caterpillar Financial Services Corp.
0.90%, 03/02/26	350,000	332,787
4.35%, 05/15/26	200,000	200,102
1.15%, 09/14/26 (a)	150,000	141,048
4.45%, 10/16/26	100,000	100,450
5.00%, 05/14/27	200,000	204,132
3.60%, 08/12/27	200,000	197,416
1.10%, 09/14/27	200,000	182,674
4.40%, 10/15/27	50,000	50,301
4.85%, 02/27/29	150,000	153,642
4.38%, 08/16/29	50,000	50,250
CNH Industrial Capital LLC
1.88%, 01/15/26 (b)	200,000	192,628
1.45%, 07/15/26 (b)	150,000	141,597
5.10%, 04/20/29 (b)	100,000	102,002
CNH Industrial NV
3.85%, 11/15/27 (b)	100,000	98,075
CRH SMW Finance DAC
5.20%, 05/21/29 (b)	200,000	205,720
Dover Corp.
3.15%, 11/15/25 (b)	100,000	98,274
Eaton Corp.
3.10%, 09/15/27 (b)	100,000	96,983
Emerson Electric Co.
0.88%, 10/15/26 (b)	200,000	186,482
1.80%, 10/15/27 (b)	100,000	93,035
Fortive Corp.
3.15%, 06/15/26 (b)	175,000	170,389
General Dynamics Corp.
1.15%, 06/01/26 (b)	50,000	47,453
2.13%, 08/15/26 (b)	100,000	96,064
3.50%, 04/01/27 (b)	200,000	196,616
2.63%, 11/15/27 (b)	150,000	143,100
3.75%, 05/15/28 (b)	100,000	98,614
HEICO Corp.
5.25%, 08/01/28 (b)	100,000	102,583
Hexcel Corp.
4.20%, 02/15/27 (b)	150,000	146,893
Honeywell International, Inc.
2.50%, 11/01/26 (b)	300,000	289,788
1.10%, 03/01/27 (b)	100,000	92,882
4.65%, 07/30/27 (b)	100,000	101,351
4.25%, 01/15/29 (b)	100,000	100,725
2.70%, 08/15/29 (b)	50,000	46,755
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Howmet Aerospace, Inc.
5.90%, 02/01/27	100,000	103,171
6.75%, 01/15/28	50,000	53,264
3.00%, 01/15/29 (b)	100,000	94,016
Hubbell, Inc.
3.35%, 03/01/26 (b)	100,000	98,050
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (b)	150,000	144,899
2.04%, 08/16/28 (b)	100,000	90,826
Illinois Tool Works, Inc.
2.65%, 11/15/26 (b)	200,000	193,998
Ingersoll Rand, Inc.
5.40%, 08/14/28 (b)	100,000	103,129
5.18%, 06/15/29 (b)	200,000	205,440
John Deere Capital Corp.
4.80%, 01/09/26	300,000	301,818
0.70%, 01/15/26	150,000	142,758
1.05%, 06/17/26	250,000	236,415
2.25%, 09/14/26	200,000	192,178
1.30%, 10/13/26 (a)	150,000	141,185
4.50%, 01/08/27	150,000	151,374
1.70%, 01/11/27	200,000	188,812
1.75%, 03/09/27	200,000	188,354
4.15%, 09/15/27	200,000	200,160
4.75%, 01/20/28	200,000	203,336
4.90%, 03/03/28	125,000	127,890
1.50%, 03/06/28	175,000	159,512
4.95%, 07/14/28	250,000	256,480
4.50%, 01/16/29	200,000	202,156
3.45%, 03/07/29	150,000	145,037
Johnson Controls International PLC
3.90%, 02/14/26 (b)	100,000	98,913
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (b)	100,000	104,108
Kennametal, Inc.
4.63%, 06/15/28 (b)	75,000	74,990
L3Harris Technologies, Inc.
5.40%, 01/15/27	200,000	204,262
4.40%, 06/15/28 (b)	200,000	199,260
5.05%, 06/01/29 (b)	100,000	102,189
Leggett & Platt, Inc.
4.40%, 03/15/29 (b)	100,000	95,025
Lennox International, Inc.
5.50%, 09/15/28 (b)	100,000	103,298
Lockheed Martin Corp.
3.55%, 01/15/26 (b)	250,000	247,097
5.10%, 11/15/27 (b)	150,000	154,285
4.50%, 02/15/29 (b)	100,000	101,006
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (b)	100,000	97,416
Masco Corp.
1.50%, 02/15/28 (b)	100,000	90,038
Mohawk Industries, Inc.
5.85%, 09/18/28 (b)	100,000	104,777
Nordson Corp.
5.60%, 09/15/28 (b)	75,000	77,792
Northrop Grumman Corp.
3.20%, 02/01/27 (b)	100,000	97,409
3.25%, 01/15/28 (b)	250,000	241,400
4.60%, 02/01/29 (b)	75,000	75,625
nVent Finance SARL
4.55%, 04/15/28 (b)	100,000	99,093
Oshkosh Corp.
4.60%, 05/15/28 (a)(b)	100,000	100,107
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Otis Worldwide Corp.
5.25%, 08/16/28 (b)	150,000	154,443
Owens Corning
3.40%, 08/15/26 (b)	150,000	146,778
3.95%, 08/15/29 (b)	50,000	48,446
Parker-Hannifin Corp.
3.25%, 03/01/27 (b)	150,000	145,882
4.25%, 09/15/27 (b)	200,000	199,054
Pentair Finance SARL
4.50%, 07/01/29 (b)	75,000	74,139
Regal Rexnord Corp.
6.05%, 02/15/26	200,000	202,650
6.05%, 04/15/28 (b)	200,000	206,264
Republic Services, Inc.
0.88%, 11/15/25 (b)	100,000	95,618
3.38%, 11/15/27 (b)	150,000	145,849
3.95%, 05/15/28 (b)	100,000	98,800
4.88%, 04/01/29 (b)	100,000	102,016
Rockwell Automation, Inc.
3.50%, 03/01/29 (b)	75,000	72,791
RTX Corp.
2.65%, 11/01/26 (b)	100,000	96,375
5.75%, 11/08/26 (b)	100,000	102,579
3.50%, 03/15/27 (b)	300,000	293,592
3.13%, 05/04/27 (b)	150,000	145,182
4.13%, 11/16/28 (b)	450,000	444,438
5.75%, 01/15/29 (b)	75,000	78,792
Snap-on, Inc.
3.25%, 03/01/27 (b)	100,000	97,642
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (b)	100,000	98,166
6.00%, 03/06/28 (b)	200,000	209,812
Teledyne Technologies, Inc.
1.60%, 04/01/26 (b)	50,000	47,626
2.25%, 04/01/28 (b)	150,000	138,894
Textron, Inc.
4.00%, 03/15/26 (b)	100,000	98,987
3.65%, 03/15/27 (b)	100,000	97,854
Timken Co.
4.50%, 12/15/28 (b)	75,000	74,527
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (b)	100,000	98,341
3.80%, 03/21/29 (b)	100,000	97,580
Veralto Corp.
5.50%, 09/18/26 (b)(d)	100,000	101,386
5.35%, 09/18/28 (b)(d)	150,000	154,728
Vontier Corp.
1.80%, 04/01/26 (b)	100,000	95,193
2.40%, 04/01/28 (b)	100,000	91,547
Waste Connections, Inc.
4.25%, 12/01/28 (b)	75,000	74,672
Waste Management, Inc.
0.75%, 11/15/25 (b)	200,000	191,224
4.88%, 02/15/29 (b)	150,000	153,840
2.00%, 06/01/29 (b)	75,000	67,721
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (b)	100,000	97,585
4.70%, 09/15/28 (b)(f)	200,000	200,772
Xylem, Inc.
3.25%, 11/01/26 (b)	100,000	97,345
1.95%, 01/30/28 (b)	100,000	92,239
		20,409,275
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Communications 1.4%
America Movil SAB de CV
3.63%, 04/22/29 (b)	200,000	192,060
American Tower Corp.
4.40%, 02/15/26 (b)	150,000	149,288
1.60%, 04/15/26 (b)	100,000	95,052
1.45%, 09/15/26 (b)	150,000	140,780
3.38%, 10/15/26 (b)	150,000	146,259
2.75%, 01/15/27 (b)	200,000	191,576
3.13%, 01/15/27 (b)	100,000	96,683
3.65%, 03/15/27 (b)	100,000	97,772
3.60%, 01/15/28 (b)	200,000	193,568
5.25%, 07/15/28 (b)	100,000	102,221
5.80%, 11/15/28 (b)	100,000	104,622
5.20%, 02/15/29 (b)	100,000	102,266
3.95%, 03/15/29 (b)	100,000	96,984
3.80%, 08/15/29 (b)	100,000	96,005
AT&T, Inc.
3.88%, 01/15/26 (b)	50,000	49,491
1.70%, 03/25/26 (b)	500,000	478,290
2.95%, 07/15/26 (b)	50,000	48,652
3.80%, 02/15/27 (b)	150,000	147,867
4.25%, 03/01/27 (b)	200,000	199,292
2.30%, 06/01/27 (b)	400,000	378,456
1.65%, 02/01/28 (b)	300,000	273,591
4.10%, 02/15/28 (b)	250,000	247,195
4.35%, 03/01/29 (b)	475,000	473,703
British Telecommunications PLC
5.13%, 12/04/28 (b)	200,000	204,394
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26 (b)	150,000	153,727
3.75%, 02/15/28 (b)	150,000	143,474
4.20%, 03/15/28 (b)	275,000	266,519
2.25%, 01/15/29 (b)	200,000	176,828
5.05%, 03/30/29 (b)	225,000	223,031
6.10%, 06/01/29 (b)	200,000	206,694
Comcast Corp.
3.95%, 10/15/25 (b)	500,000	496,140
5.25%, 11/07/25	150,000	151,132
3.15%, 03/01/26 (b)	250,000	245,352
2.35%, 01/15/27 (b)	200,000	191,340
3.30%, 02/01/27 (b)	200,000	195,546
3.30%, 04/01/27 (b)	150,000	146,399
5.35%, 11/15/27 (b)	150,000	154,876
3.15%, 02/15/28 (b)	150,000	144,416
3.55%, 05/01/28 (b)	150,000	146,061
4.15%, 10/15/28 (b)	600,000	595,530
4.55%, 01/15/29 (b)	100,000	100,948
5.10%, 06/01/29 (b)	100,000	103,312
Crown Castle, Inc.
4.45%, 02/15/26 (b)	150,000	149,290
3.70%, 06/15/26 (b)	200,000	196,464
1.05%, 07/15/26 (b)	200,000	187,550
2.90%, 03/15/27 (b)	150,000	143,864
3.65%, 09/01/27 (b)	150,000	145,911
5.00%, 01/11/28 (b)	150,000	151,428
3.80%, 02/15/28 (b)	100,000	97,273
4.80%, 09/01/28 (b)	100,000	100,502
Discovery Communications LLC
4.90%, 03/11/26 (b)	100,000	99,447
3.95%, 03/20/28 (b)	300,000	284,268
4.13%, 05/15/29 (b)	200,000	186,726
Fox Corp.
4.71%, 01/25/29 (b)	300,000	302,382
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (b)	100,000	100,330
Meta Platforms, Inc.
3.50%, 08/15/27 (b)	225,000	221,692
4.60%, 05/15/28 (b)	275,000	279,873
4.30%, 08/15/29 (b)	100,000	100,696
Netflix, Inc.
4.38%, 11/15/26	175,000	175,168
4.88%, 04/15/28	250,000	255,142
5.88%, 11/15/28	300,000	317,745
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (b)	150,000	147,465
Paramount Global
2.90%, 01/15/27 (b)	200,000	189,760
3.70%, 06/01/28 (b)	100,000	93,767
Rogers Communications, Inc.
3.63%, 12/15/25 (b)	150,000	147,722
3.20%, 03/15/27 (b)	200,000	193,604
5.00%, 02/15/29 (b)	200,000	202,488
Sprint Capital Corp.
6.88%, 11/15/28	400,000	433,764
Sprint LLC
7.63%, 03/01/26 (b)	250,000	257,885
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (b)	200,000	196,164
4.95%, 03/28/28 (b)	100,000	101,440
Telefonica Emisiones SA
4.10%, 03/08/27	250,000	247,397
TELUS Corp.
2.80%, 02/16/27 (b)	100,000	95,867
3.70%, 09/15/27 (b)	100,000	97,537
T-Mobile USA, Inc.
1.50%, 02/15/26 (b)	200,000	191,108
2.25%, 02/15/26 (b)	300,000	290,046
2.63%, 04/15/26 (b)	200,000	193,864
3.75%, 04/15/27 (b)	650,000	638,306
5.38%, 04/15/27 (b)	100,000	100,562
2.05%, 02/15/28 (b)	250,000	230,395
4.95%, 03/15/28 (b)	150,000	152,350
4.80%, 07/15/28 (b)	150,000	151,725
4.85%, 01/15/29 (b)	150,000	152,103
2.63%, 02/15/29 (b)	150,000	138,435
2.40%, 03/15/29 (b)	75,000	68,525
3.38%, 04/15/29 (b)	300,000	285,420
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	197,176
3.00%, 02/13/26	200,000	195,820
1.85%, 07/30/26	150,000	143,420
2.95%, 06/15/27	150,000	144,986
Verizon Communications, Inc.
0.85%, 11/20/25 (b)	200,000	191,238
1.45%, 03/20/26 (b)	300,000	285,999
2.63%, 08/15/26	300,000	290,064
4.13%, 03/16/27	300,000	297,681
3.00%, 03/22/27 (b)	150,000	145,223
2.10%, 03/22/28 (b)	450,000	416,853
4.33%, 09/21/28	500,000	498,880
3.88%, 02/08/29 (b)	100,000	97,777
Walt Disney Co.
1.75%, 01/13/26	300,000	289,425
2.20%, 01/13/28	100,000	93,885
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Warnermedia Holdings, Inc.
3.76%, 03/15/27 (b)	600,000	574,950
4.05%, 03/15/29 (b)	225,000	210,463
		20,714,682
Consumer Cyclical 2.2%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (b)	400,000	386,480
Amazon.com, Inc.
4.60%, 12/01/25	250,000	250,875
1.00%, 05/12/26 (b)	450,000	427,041
3.30%, 04/13/27 (b)	350,000	343,189
1.20%, 06/03/27 (b)	200,000	185,066
3.15%, 08/22/27 (b)	525,000	512,437
4.55%, 12/01/27 (b)	300,000	304,512
1.65%, 05/12/28 (b)	350,000	321,384
American Honda Finance Corp.
1.00%, 09/10/25	150,000	144,704
4.95%, 01/09/26	100,000	100,594
5.25%, 07/07/26	200,000	203,054
1.30%, 09/09/26	200,000	188,288
2.35%, 01/08/27	150,000	143,406
4.90%, 03/12/27	98,000	99,403
4.70%, 01/12/28	100,000	101,168
2.00%, 03/24/28	100,000	92,272
5.13%, 07/07/28	150,000	154,063
5.65%, 11/15/28	150,000	157,456
2.25%, 01/12/29	100,000	91,641
4.90%, 03/13/29	125,000	127,665
AutoNation, Inc.
4.50%, 10/01/25 (b)	150,000	148,938
1.95%, 08/01/28 (b)	50,000	44,848
AutoZone, Inc.
3.75%, 06/01/27 (b)	200,000	196,390
4.50%, 02/01/28 (b)	100,000	100,108
6.25%, 11/01/28 (b)	100,000	106,559
5.10%, 07/15/29 (b)	100,000	102,301
Block Financial LLC
5.25%, 10/01/25 (b)	50,000	50,049
2.50%, 07/15/28 (b)	75,000	68,956
Booking Holdings, Inc.
3.60%, 06/01/26 (b)	250,000	246,675
BorgWarner, Inc.
2.65%, 07/01/27 (b)	200,000	190,620
4.95%, 08/15/29 (b)	50,000	50,508
CBRE Services, Inc.
4.88%, 03/01/26 (b)	150,000	150,204
Costco Wholesale Corp.
3.00%, 05/18/27 (b)	100,000	97,717
1.38%, 06/20/27 (b)	250,000	232,687
Cummins, Inc.
0.75%, 09/01/25 (b)	150,000	144,278
Darden Restaurants, Inc.
3.85%, 05/01/27 (b)	150,000	147,179
Dollar General Corp.
4.15%, 11/01/25 (b)	100,000	99,007
3.88%, 04/15/27 (b)	100,000	97,759
4.63%, 11/01/27 (b)	100,000	99,363
4.13%, 05/01/28 (b)	100,000	97,660
Dollar Tree, Inc.
4.20%, 05/15/28 (b)	200,000	196,328
DR Horton, Inc.
2.60%, 10/15/25 (b)	50,000	48,852
1.30%, 10/15/26 (b)	200,000	187,376
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
eBay, Inc.
1.40%, 05/10/26 (b)	200,000	189,672
3.60%, 06/05/27 (b)	150,000	146,996
Expedia Group, Inc.
5.00%, 02/15/26 (b)	100,000	100,267
4.63%, 08/01/27 (b)	150,000	150,459
3.80%, 02/15/28 (b)	150,000	145,899
Ford Motor Co.
4.35%, 12/08/26 (b)	250,000	247,022
6.63%, 10/01/28	100,000	105,754
Ford Motor Credit Co. LLC
3.38%, 11/13/25 (b)	325,000	317,723
4.39%, 01/08/26	200,000	197,656
6.95%, 06/10/26 (b)	200,000	205,636
4.54%, 08/01/26 (b)	200,000	197,786
2.70%, 08/10/26 (b)	200,000	191,210
4.27%, 01/09/27 (b)	200,000	196,136
5.80%, 03/05/27 (b)	200,000	203,118
5.85%, 05/17/27 (b)	200,000	203,442
4.95%, 05/28/27 (b)	250,000	248,787
4.13%, 08/17/27 (b)	200,000	194,582
7.35%, 11/04/27 (b)	250,000	264,680
2.90%, 02/16/28 (b)	200,000	185,198
6.80%, 05/12/28 (b)	250,000	262,392
6.80%, 11/07/28 (b)	200,000	210,916
2.90%, 02/10/29 (b)	200,000	181,210
5.80%, 03/08/29 (b)	200,000	203,826
General Motors Co.
6.13%, 10/01/25 (b)	300,000	303,285
6.80%, 10/01/27 (b)	200,000	211,374
5.00%, 10/01/28 (b)	100,000	101,295
General Motors Financial Co., Inc.
1.25%, 01/08/26 (b)	200,000	190,858
5.25%, 03/01/26 (b)	200,000	201,026
5.40%, 04/06/26	250,000	252,410
1.50%, 06/10/26 (b)	200,000	189,176
4.00%, 10/06/26 (b)	200,000	197,370
4.35%, 01/17/27 (b)	150,000	148,803
2.35%, 02/26/27 (b)	250,000	236,717
5.00%, 04/09/27 (b)	300,000	302,697
2.70%, 08/20/27 (b)	200,000	189,738
6.00%, 01/09/28 (b)	150,000	155,749
2.40%, 04/10/28 (b)	200,000	184,342
5.80%, 06/23/28 (b)	200,000	206,670
2.40%, 10/15/28 (b)	200,000	181,974
5.80%, 01/07/29 (b)	250,000	258,995
4.30%, 04/06/29 (b)	150,000	146,999
5.55%, 07/15/29 (b)	350,000	359,828
Genuine Parts Co.
6.50%, 11/01/28 (b)	75,000	80,304
4.95%, 08/15/29 (b)	100,000	100,630
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/26 (b)	150,000	150,218
5.75%, 06/01/28 (b)	50,000	51,108
5.30%, 01/15/29 (b)	100,000	100,956
Home Depot, Inc.
5.10%, 12/24/25	150,000	151,403
3.00%, 04/01/26 (b)	200,000	196,054
5.15%, 06/25/26	200,000	203,214
2.13%, 09/15/26 (b)	300,000	288,054
2.50%, 04/15/27 (b)	200,000	191,962
4.88%, 06/25/27 (b)	150,000	152,934
2.80%, 09/14/27 (b)	200,000	192,520
0.90%, 03/15/28 (b)	100,000	89,662
1.50%, 09/15/28 (b)	150,000	135,570
3.90%, 12/06/28 (b)	150,000	148,617
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 06/15/29 (b)	350,000	331,100
4.75%, 06/25/29 (b)	200,000	204,476
Honda Motor Co. Ltd.
2.53%, 03/10/27 (b)	250,000	239,550
Hyatt Hotels Corp.
4.85%, 03/15/26 (b)	100,000	99,828
4.38%, 09/15/28 (b)	100,000	98,525
JD.com, Inc.
3.88%, 04/29/26	200,000	197,152
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (b)	75,000	81,009
Las Vegas Sands Corp.
3.50%, 08/18/26 (b)	200,000	194,298
5.90%, 06/01/27 (b)	100,000	102,131
3.90%, 08/08/29 (b)	50,000	46,859
6.00%, 08/15/29 (b)	50,000	51,338
Lear Corp.
3.80%, 09/15/27 (b)	150,000	146,181
Lennar Corp.
5.00%, 06/15/27 (b)	100,000	100,911
4.75%, 11/29/27 (b)	150,000	151,356
LKQ Corp.
5.75%, 06/15/28 (b)	100,000	103,030
Lowe's Cos., Inc.
4.80%, 04/01/26 (b)	150,000	150,507
2.50%, 04/15/26 (b)	300,000	290,868
3.35%, 04/01/27 (b)	100,000	97,533
3.10%, 05/03/27 (b)	300,000	290,184
1.30%, 04/15/28 (b)	200,000	179,870
1.70%, 09/15/28 (b)	150,000	135,017
6.50%, 03/15/29	100,000	109,090
3.65%, 04/05/29 (b)	200,000	193,390
Magna International, Inc.
4.15%, 10/01/25 (b)	200,000	198,650
Marriott International, Inc.
3.13%, 06/15/26 (b)	200,000	194,856
5.45%, 09/15/26 (b)	75,000	76,347
5.00%, 10/15/27 (b)	150,000	152,397
4.00%, 04/15/28 (b)	100,000	98,162
5.55%, 10/15/28 (b)	100,000	103,837
4.88%, 05/15/29 (b)	150,000	151,966
McDonald's Corp.
1.45%, 09/01/25 (b)	150,000	145,349
3.70%, 01/30/26 (b)	350,000	346,157
3.50%, 03/01/27 (b)	200,000	196,120
3.80%, 04/01/28 (b)	200,000	196,966
NIKE, Inc.
2.38%, 11/01/26 (b)	100,000	96,217
2.75%, 03/27/27 (b)	250,000	241,607
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (b)	150,000	147,564
3.60%, 09/01/27 (b)	100,000	97,695
4.35%, 06/01/28 (b)	100,000	99,733
PACCAR Financial Corp.
4.45%, 03/30/26	100,000	100,313
2.00%, 02/04/27	200,000	189,864
4.45%, 08/06/27	50,000	50,426
4.60%, 01/10/28	100,000	101,038
4.95%, 08/10/28	100,000	102,477
4.60%, 01/31/29	150,000	152,272
Ralph Lauren Corp.
3.75%, 09/15/25 (b)	50,000	49,495
Ross Stores, Inc.
0.88%, 04/15/26 (b)	100,000	94,197
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sands China Ltd.
3.80%, 01/08/26 (b)(g)	200,000	195,358
2.30%, 03/08/27 (b)(g)	200,000	185,224
5.40%, 08/08/28 (b)(g)	300,000	299,433
Starbucks Corp.
2.45%, 06/15/26 (b)	150,000	145,001
2.00%, 03/12/27 (b)	100,000	94,506
3.50%, 03/01/28 (b)	200,000	194,530
4.00%, 11/15/28 (b)	150,000	148,212
3.55%, 08/15/29 (b)	50,000	48,316
Tapestry, Inc.
7.00%, 11/27/26	100,000	103,197
4.13%, 07/15/27 (b)	75,000	73,271
7.35%, 11/27/28 (b)	200,000	209,888
Target Corp.
2.50%, 04/15/26	250,000	244,315
1.95%, 01/15/27 (b)	150,000	143,273
TJX Cos., Inc.
2.25%, 09/15/26 (b)	175,000	168,121
1.15%, 05/15/28 (b)	100,000	89,742
Toll Brothers Finance Corp.
4.88%, 11/15/25 (b)	100,000	99,868
4.88%, 03/15/27 (b)	100,000	100,232
Toyota Motor Corp.
1.34%, 03/25/26 (b)	150,000	143,103
3.67%, 07/20/28	150,000	147,393
2.76%, 07/02/29	100,000	93,964
Toyota Motor Credit Corp.
0.80%, 10/16/25	200,000	192,094
0.80%, 01/09/26	100,000	95,307
5.20%, 05/15/26	50,000	50,746
1.13%, 06/18/26	200,000	189,126
4.55%, 08/07/26	50,000	50,203
5.00%, 08/14/26	200,000	202,692
3.20%, 01/11/27	200,000	195,364
1.90%, 01/13/27	50,000	47,387
5.00%, 03/19/27	150,000	152,850
3.05%, 03/22/27	300,000	291,561
4.55%, 09/20/27	200,000	201,686
5.45%, 11/10/27	150,000	155,203
3.05%, 01/11/28	100,000	96,130
4.63%, 01/12/28	200,000	202,276
5.25%, 09/11/28	200,000	206,772
4.65%, 01/05/29	150,000	151,807
3.65%, 01/08/29	200,000	195,016
5.05%, 05/16/29	150,000	154,420
4.45%, 06/29/29	250,000	251,407
4.55%, 08/09/29	100,000	100,858
UL Solutions, Inc.
6.50%, 10/20/28 (b)(d)	75,000	79,419
VF Corp.
2.80%, 04/23/27 (b)	125,000	117,040
VICI Properties LP
4.75%, 02/15/28 (b)	200,000	199,568
Walmart, Inc.
3.90%, 09/09/25	150,000	149,330
3.05%, 07/08/26 (b)	200,000	196,506
1.05%, 09/17/26 (b)	100,000	94,245
3.95%, 09/09/27 (b)	200,000	200,372
3.90%, 04/15/28 (b)	250,000	249,627
3.70%, 06/26/28 (b)	250,000	248,805
1.50%, 09/22/28 (b)	200,000	182,376
		32,846,987
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consumer Non-Cyclical 3.1%
Abbott Laboratories
3.75%, 11/30/26 (b)	350,000	346,972
1.15%, 01/30/28 (b)	100,000	91,044
AbbVie, Inc.
3.20%, 05/14/26 (b)	350,000	343,259
2.95%, 11/21/26 (b)	600,000	583,230
4.80%, 03/15/27 (b)	300,000	304,155
4.25%, 11/14/28 (b)	200,000	200,724
4.80%, 03/15/29 (b)	400,000	408,720
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (b)	75,000	73,746
Ahold Finance USA LLC
6.88%, 05/01/29	200,000	219,772
Altria Group, Inc.
4.40%, 02/14/26 (b)	100,000	99,570
2.63%, 09/16/26 (b)	100,000	96,292
6.20%, 11/01/28 (b)	100,000	105,957
4.80%, 02/14/29 (b)	300,000	301,785
Amgen, Inc.
5.51%, 03/02/26 (b)	225,000	224,971
2.60%, 08/19/26 (b)	200,000	193,098
2.20%, 02/21/27 (b)	200,000	189,704
3.20%, 11/02/27 (b)	200,000	193,252
5.15%, 03/02/28 (b)	600,000	612,828
1.65%, 08/15/28 (b)	150,000	135,203
3.00%, 02/22/29 (b)	100,000	94,505
4.05%, 08/18/29 (b)	100,000	98,167
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (b)	200,000	198,856
4.75%, 01/23/29 (b)	600,000	611,394
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (b)	150,000	144,905
Astrazeneca Finance LLC
1.20%, 05/28/26 (b)	250,000	237,265
4.80%, 02/26/27 (b)	200,000	202,732
4.88%, 03/03/28 (b)	200,000	204,302
1.75%, 05/28/28 (b)	200,000	183,218
4.85%, 02/26/29 (b)	200,000	204,826
AstraZeneca PLC
0.70%, 04/08/26 (b)	200,000	189,080
3.13%, 06/12/27 (b)	100,000	97,204
4.00%, 01/17/29 (b)	350,000	347,396
BAT Capital Corp.
3.22%, 09/06/26 (b)	200,000	194,814
3.56%, 08/15/27 (b)	500,000	487,805
2.26%, 03/25/28 (b)	150,000	138,191
BAT International Finance PLC
1.67%, 03/25/26 (b)	300,000	286,443
4.45%, 03/16/28 (b)	200,000	198,558
5.93%, 02/02/29 (b)	100,000	104,980
Baxter International, Inc.
2.60%, 08/15/26 (b)	100,000	96,325
1.92%, 02/01/27 (b)	300,000	281,745
2.27%, 12/01/28 (b)	150,000	136,803
Becton Dickinson & Co.
3.70%, 06/06/27 (b)	250,000	245,055
4.69%, 02/13/28 (b)	150,000	150,930
4.87%, 02/08/29 (b)	100,000	101,670
Biogen, Inc.
4.05%, 09/15/25 (b)	300,000	297,549
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (b)	175,000	167,417
4.95%, 02/20/26	150,000	151,419
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 06/15/26 (b)	300,000	294,462
4.90%, 02/22/27 (b)	200,000	203,242
1.13%, 11/13/27 (b)	175,000	159,225
3.45%, 11/15/27 (b)	100,000	97,672
3.90%, 02/20/28 (b)	200,000	197,612
4.90%, 02/22/29 (b)	250,000	256,390
3.40%, 07/26/29 (b)	200,000	192,268
Brunswick Corp.
5.85%, 03/18/29 (b)	75,000	76,775
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (b)	150,000	146,343
3.75%, 09/25/27 (b)	75,000	73,568
Campbell Soup Co.
5.20%, 03/19/27	100,000	102,144
4.15%, 03/15/28 (b)	150,000	148,750
5.20%, 03/21/29 (b)	100,000	102,860
Cardinal Health, Inc.
3.75%, 09/15/25 (b)	100,000	98,965
3.41%, 06/15/27 (b)	175,000	170,313
5.13%, 02/15/29 (b)	100,000	102,364
Cencora, Inc.
3.45%, 12/15/27 (b)	150,000	145,514
Church & Dwight Co., Inc.
3.15%, 08/01/27 (b)	75,000	72,884
Cigna Group
4.50%, 02/25/26 (b)	150,000	149,755
1.25%, 03/15/26 (b)	150,000	142,688
3.40%, 03/01/27 (b)	350,000	341,295
4.38%, 10/15/28 (b)	600,000	596,694
5.00%, 05/15/29 (b)	250,000	255,187
Clorox Co.
3.10%, 10/01/27 (b)	100,000	96,232
3.90%, 05/15/28 (b)	100,000	98,022
Coca-Cola Co.
3.38%, 03/25/27	250,000	246,192
1.45%, 06/01/27	300,000	280,491
1.50%, 03/05/28	100,000	91,798
1.00%, 03/15/28	150,000	135,591
Colgate-Palmolive Co.
3.10%, 08/15/27 (b)	150,000	146,543
4.60%, 03/01/28 (b)	100,000	101,919
CommonSpirit Health
1.55%, 10/01/25 (b)	100,000	96,378
Conagra Brands, Inc.
4.60%, 11/01/25 (b)	150,000	149,538
1.38%, 11/01/27 (b)	150,000	136,167
7.00%, 10/01/28	100,000	108,671
4.85%, 11/01/28 (b)	200,000	201,660
Conopco, Inc.
7.25%, 12/15/26	50,000	53,154
Constellation Brands, Inc.
4.40%, 11/15/25 (b)	150,000	149,347
5.00%, 02/02/26 (b)	100,000	100,041
3.70%, 12/06/26 (b)	75,000	73,685
3.50%, 05/09/27 (b)	100,000	97,477
4.35%, 05/09/27 (b)	200,000	199,344
4.65%, 11/15/28 (b)	75,000	75,240
4.80%, 01/15/29 (b)	75,000	75,855
3.15%, 08/01/29 (b)	50,000	46,923
CVS Health Corp.
5.00%, 02/20/26 (b)	100,000	100,349
2.88%, 06/01/26 (b)	300,000	291,015
3.00%, 08/15/26 (b)	150,000	145,631
3.63%, 04/01/27 (b)	50,000	48,966
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.30%, 08/21/27 (b)	400,000	365,140
4.30%, 03/25/28 (b)	700,000	691,530
5.00%, 01/30/29 (b)	200,000	202,876
5.40%, 06/01/29 (b)	300,000	308,226
3.25%, 08/15/29 (b)	150,000	140,225
Diageo Capital PLC
1.38%, 09/29/25 (b)	200,000	193,394
5.30%, 10/24/27 (b)	200,000	205,596
Edwards Lifesciences Corp.
4.30%, 06/15/28 (b)	100,000	98,931
Eli Lilly & Co.
4.50%, 02/09/27 (b)	150,000	151,407
5.50%, 03/15/27	75,000	77,666
3.10%, 05/15/27 (b)	100,000	97,618
4.15%, 08/14/27 (b)	100,000	100,267
4.50%, 02/09/29 (b)	300,000	305,115
4.20%, 08/14/29 (b)	150,000	150,310
Estee Lauder Cos., Inc.
4.38%, 05/15/28 (b)	125,000	125,626
Flowers Foods, Inc.
3.50%, 10/01/26 (b)	100,000	97,798
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (b)	250,000	258,207
4.80%, 08/14/29 (b)	400,000	403,317
General Mills, Inc.
5.24%, 11/18/25 (b)	100,000	100,036
3.20%, 02/10/27 (b)	150,000	145,652
4.20%, 04/17/28 (b)	200,000	198,816
5.50%, 10/17/28 (b)	100,000	104,027
Gilead Sciences, Inc.
3.65%, 03/01/26 (b)	350,000	345,348
2.95%, 03/01/27 (b)	300,000	290,667
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	300,000	296,436
Haleon U.S. Capital LLC
3.38%, 03/24/27 (b)	250,000	244,020
Hasbro, Inc.
3.55%, 11/19/26 (b)	125,000	121,683
3.50%, 09/15/27 (b)	100,000	96,342
HCA, Inc.
5.88%, 02/15/26 (b)	200,000	201,740
5.25%, 06/15/26 (b)	200,000	200,818
5.38%, 09/01/26 (b)	200,000	201,410
4.50%, 02/15/27 (b)	250,000	249,147
3.13%, 03/15/27 (b)	250,000	241,332
5.20%, 06/01/28 (b)	150,000	152,722
5.63%, 09/01/28 (b)	200,000	206,270
5.88%, 02/01/29 (b)	150,000	156,090
4.13%, 06/15/29 (b)	250,000	244,055
Hershey Co.
2.30%, 08/15/26 (b)	150,000	144,630
Hormel Foods Corp.
1.70%, 06/03/28 (b)	100,000	91,376
Icon Investments Six DAC
5.85%, 05/08/29 (b)	200,000	209,106
Illumina, Inc.
5.75%, 12/13/27 (b)	100,000	103,143
Ingredion, Inc.
3.20%, 10/01/26 (b)	75,000	73,034
IQVIA, Inc.
5.70%, 05/15/28 (b)	200,000	206,192
6.25%, 02/01/29 (b)	150,000	158,556
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
J.M. Smucker Co.
3.38%, 12/15/27 (b)	100,000	97,208
5.90%, 11/15/28 (b)	100,000	105,675
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
5.13%, 02/01/28 (b)	200,000	201,580
3.00%, 02/02/29 (b)	200,000	184,638
Johnson & Johnson
2.45%, 03/01/26 (b)	250,000	244,067
2.95%, 03/03/27 (b)	100,000	97,712
0.95%, 09/01/27 (b)	200,000	183,482
2.90%, 01/15/28 (b)	275,000	266,200
4.80%, 06/01/29 (b)	150,000	155,229
Kaiser Foundation Hospitals
3.15%, 05/01/27 (b)	150,000	146,372
Kellanova
3.25%, 04/01/26	200,000	196,104
4.30%, 05/15/28 (b)	100,000	99,727
Kenvue, Inc.
5.35%, 03/22/26 (b)	150,000	152,256
5.05%, 03/22/28 (b)	175,000	179,889
Keurig Dr. Pepper, Inc.
3.40%, 11/15/25 (b)	100,000	98,513
5.10%, 03/15/27 (b)	125,000	127,109
3.43%, 06/15/27 (b)	150,000	146,007
4.60%, 05/25/28 (b)	100,000	100,445
5.05%, 03/15/29 (b)	125,000	128,295
3.95%, 04/15/29 (b)	150,000	147,041
Kimberly-Clark Corp.
2.75%, 02/15/26	100,000	97,764
3.20%, 04/25/29 (b)	100,000	96,123
Kraft Heinz Foods Co.
3.00%, 06/01/26 (b)	300,000	292,332
3.88%, 05/15/27 (b)	250,000	246,675
Kroger Co.
3.50%, 02/01/26 (b)	100,000	98,384
4.70%, 08/15/26	100,000	100,306
2.65%, 10/15/26 (b)	100,000	96,241
4.60%, 08/15/27 (b)	100,000	100,290
4.50%, 01/15/29 (b)	150,000	150,613
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (b)	150,000	142,283
McCormick & Co., Inc.
0.90%, 02/15/26 (b)	200,000	189,596
McKesson Corp.
0.90%, 12/03/25 (b)	200,000	190,994
4.90%, 07/15/28 (b)	100,000	102,032
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (b)	100,000	99,427
Medtronic Global Holdings SCA
4.25%, 03/30/28 (b)	150,000	150,250
Merck & Co., Inc.
0.75%, 02/24/26 (b)	50,000	47,511
1.70%, 06/10/27 (b)	300,000	281,265
4.05%, 05/17/28 (b)	150,000	149,988
1.90%, 12/10/28 (b)	150,000	136,875
3.40%, 03/07/29 (b)	250,000	241,985
Molson Coors Beverage Co.
3.00%, 07/15/26 (b)	350,000	340,553
Mondelez International, Inc.
2.63%, 03/17/27 (b)	150,000	143,699
4.13%, 05/07/28 (b)	100,000	99,273
4.75%, 02/20/29 (b)	75,000	76,147
Mylan, Inc.
4.55%, 04/15/28 (b)	150,000	148,561
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Novartis Capital Corp.
3.00%, 11/20/25 (b)	100,000	98,415
2.00%, 02/14/27 (b)	200,000	190,280
3.10%, 05/17/27 (b)	200,000	195,014
PeaceHealth Obligated Group
1.38%, 11/15/25 (b)	100,000	95,826
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (b)	100,000	101,088
4.55%, 02/16/29 (b)	75,000	75,794
PepsiCo, Inc.
4.55%, 02/13/26 (b)	100,000	100,406
2.85%, 02/24/26 (b)	150,000	147,140
2.38%, 10/06/26 (b)	200,000	193,248
2.63%, 03/19/27 (b)	100,000	96,466
3.00%, 10/15/27 (b)	300,000	291,132
3.60%, 02/18/28 (b)	100,000	98,478
4.45%, 05/15/28 (b)	100,000	101,465
7.00%, 03/01/29	100,000	111,794
2.63%, 07/29/29 (b)	150,000	140,136
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26 (b)	500,000	500,580
4.45%, 05/19/28 (b)	700,000	703,682
Pfizer, Inc.
2.75%, 06/03/26	200,000	194,808
3.00%, 12/15/26	300,000	292,410
3.60%, 09/15/28 (b)	100,000	97,962
3.45%, 03/15/29 (b)	150,000	145,455
Pharmacia LLC
6.60%, 12/01/28	150,000	163,081
Philip Morris International, Inc.
4.88%, 02/13/26	225,000	226,163
2.75%, 02/25/26 (b)	100,000	97,484
0.88%, 05/01/26 (b)	150,000	141,428
4.75%, 02/12/27	100,000	101,002
5.13%, 11/17/27 (b)	300,000	306,801
4.88%, 02/15/28 (b)	300,000	304,266
3.13%, 03/02/28 (b)	75,000	71,918
5.25%, 09/07/28 (b)	100,000	102,961
4.88%, 02/13/29 (b)	150,000	152,595
3.38%, 08/15/29 (b)	50,000	47,622
Polaris, Inc.
6.95%, 03/15/29 (b)	100,000	107,342
Procter & Gamble Co.
0.55%, 10/29/25	150,000	143,880
2.70%, 02/02/26	100,000	97,844
1.00%, 04/23/26	250,000	237,845
2.45%, 11/03/26	100,000	96,732
1.90%, 02/01/27	250,000	237,782
2.80%, 03/25/27	150,000	145,587
3.95%, 01/26/28	150,000	149,710
Providence St. Joseph Health Obligated Group
2.75%, 10/01/26 (b)	50,000	48,007
Quest Diagnostics, Inc.
3.45%, 06/01/26 (b)	100,000	97,976
4.60%, 12/15/27 (b)	50,000	50,324
4.20%, 06/30/29 (b)	100,000	98,697
Revvity, Inc.
1.90%, 09/15/28 (b)	75,000	67,542
Royalty Pharma PLC
1.20%, 09/02/25 (b)	200,000	192,782
1.75%, 09/02/27 (b)	150,000	138,413
Sanofi SA
3.63%, 06/19/28 (b)	100,000	98,709
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (b)	250,000	244,430
Solventum Corp.
5.40%, 03/01/29 (b)(d)	250,000	255,160
SSM Health Care Corp.
4.89%, 06/01/28 (b)	100,000	101,620
Stryker Corp.
3.38%, 11/01/25 (b)	200,000	197,074
3.50%, 03/15/26 (b)	175,000	172,235
4.85%, 12/08/28 (b)	100,000	101,874
Sysco Corp.
3.75%, 10/01/25 (b)	125,000	123,731
3.30%, 07/15/26 (b)	150,000	146,796
3.25%, 07/15/27 (b)	100,000	96,780
5.75%, 01/17/29 (b)	75,000	78,727
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (b)	200,000	203,894
Thermo Fisher Scientific, Inc.
5.00%, 12/05/26 (b)	150,000	152,440
1.75%, 10/15/28 (b)	100,000	91,096
5.00%, 01/31/29 (b)	300,000	308,703
Tyson Foods, Inc.
4.00%, 03/01/26 (b)	150,000	148,548
3.55%, 06/02/27 (b)	200,000	195,202
4.35%, 03/01/29 (b)	150,000	148,418
5.40%, 03/15/29 (b)	100,000	103,119
Unilever Capital Corp.
2.00%, 07/28/26	150,000	144,224
2.90%, 05/05/27 (b)	200,000	193,656
4.25%, 08/12/27 (b)	100,000	100,403
3.50%, 03/22/28 (b)	150,000	146,547
4.88%, 09/08/28 (b)	100,000	102,483
Universal Health Services, Inc.
1.65%, 09/01/26 (b)	150,000	141,017
UPMC
1.80%, 04/15/26 (a)(b)	150,000	143,103
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (b)	350,000	345,250
Viatris, Inc.
2.30%, 06/22/27 (b)	125,000	116,950
Whirlpool Corp.
4.75%, 02/26/29 (b)	100,000	100,516
Zimmer Biomet Holdings, Inc.
3.05%, 01/15/26 (b)	100,000	97,876
Zoetis, Inc.
4.50%, 11/13/25 (b)	200,000	199,538
3.00%, 09/12/27 (b)	150,000	144,045
		46,225,175
Energy 1.3%
6297782 LLC
4.91%, 09/01/27 (b)(d)	50,000	50,117
Apache Corp.
4.38%, 10/15/28 (b)	75,000	73,276
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (b)	150,000	142,631
3.34%, 12/15/27 (b)	200,000	194,020
Boardwalk Pipelines LP
4.45%, 07/15/27 (b)	150,000	149,340
4.80%, 05/03/29 (b)	150,000	150,077
BP Capital Markets America, Inc.
3.80%, 09/21/25 (b)	200,000	198,476
3.41%, 02/11/26 (b)	100,000	98,607
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.12%, 05/04/26 (b)	200,000	195,858
3.02%, 01/16/27 (b)	200,000	194,304
3.59%, 04/14/27 (b)	100,000	98,377
5.02%, 11/17/27 (b)	150,000	153,316
3.94%, 09/21/28 (b)	100,000	98,561
4.23%, 11/06/28 (b)	400,000	398,840
4.70%, 04/10/29 (b)	150,000	152,058
BP Capital Markets PLC
3.28%, 09/19/27 (b)	200,000	194,708
3.72%, 11/28/28 (b)	100,000	97,560
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (b)	200,000	196,268
Cenovus Energy, Inc.
4.25%, 04/15/27 (b)	125,000	123,736
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (b)	250,000	252,605
Cheniere Energy, Inc.
4.63%, 10/15/28 (b)	250,000	247,442
Chevron Corp.
3.33%, 11/17/25 (b)	100,000	98,795
2.95%, 05/16/26 (b)	300,000	293,745
2.00%, 05/11/27 (b)	200,000	189,538
Chevron USA, Inc.
3.85%, 01/15/28 (b)	100,000	99,390
ConocoPhillips Co.
6.95%, 04/15/29	150,000	166,699
Continental Resources, Inc.
4.38%, 01/15/28 (b)	175,000	171,734
Coterra Energy, Inc.
3.90%, 05/15/27 (b)	125,000	122,609
4.38%, 03/15/29 (b)	75,000	73,476
DCP Midstream Operating LP
5.63%, 07/15/27 (b)	200,000	205,186
Devon Energy Corp.
5.85%, 12/15/25 (b)	150,000	151,699
Diamondback Energy, Inc.
3.25%, 12/01/26 (b)	150,000	146,046
Enbridge Energy Partners LP
5.88%, 10/15/25 (b)	150,000	151,341
Enbridge, Inc.
1.60%, 10/04/26 (b)	150,000	141,375
4.25%, 12/01/26 (b)	100,000	99,362
6.00%, 11/15/28 (b)	150,000	158,418
5.30%, 04/05/29 (b)	100,000	102,860
Energy Transfer LP
4.75%, 01/15/26 (b)	150,000	149,762
3.90%, 07/15/26 (b)	100,000	98,581
4.40%, 03/15/27 (b)	200,000	199,136
4.20%, 04/15/27 (b)	200,000	197,980
5.50%, 06/01/27 (b)	200,000	204,044
5.55%, 02/15/28 (b)	200,000	205,608
4.95%, 05/15/28 (b)	100,000	100,929
4.95%, 06/15/28 (b)	150,000	151,621
6.10%, 12/01/28 (b)	75,000	79,158
5.25%, 04/15/29 (b)	200,000	204,560
Eni USA, Inc.
7.30%, 11/15/27	125,000	135,208
EnLink Midstream LLC
5.38%, 06/01/29 (b)	100,000	101,904
EnLink Midstream Partners LP
4.85%, 07/15/26 (b)	100,000	99,831
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Enterprise Products Operating LLC
5.05%, 01/10/26	150,000	151,288
3.70%, 02/15/26 (b)	150,000	148,517
3.95%, 02/15/27 (b)	100,000	99,260
4.15%, 10/16/28 (b)	150,000	149,189
3.13%, 07/31/29 (b)	200,000	189,558
5.25%, 08/16/77 (b)(c)	200,000	195,786
5.38%, 02/15/78 (b)(c)	100,000	94,179
EOG Resources, Inc.
4.15%, 01/15/26 (b)	125,000	124,709
EQT Corp.
3.90%, 10/01/27 (b)	200,000	195,556
5.70%, 04/01/28 (b)	50,000	51,322
5.00%, 01/15/29 (b)	75,000	75,275
Exxon Mobil Corp.
3.04%, 03/01/26 (b)	375,000	368,430
2.28%, 08/16/26 (b)	250,000	241,512
3.29%, 03/19/27 (b)	50,000	49,274
2.44%, 08/16/29 (b)	100,000	92,584
Halliburton Co.
3.80%, 11/15/25 (b)	100,000	99,006
Hess Corp.
4.30%, 04/01/27 (b)	175,000	173,824
HF Sinclair Corp.
5.88%, 04/01/26 (b)	150,000	151,642
Kinder Morgan, Inc.
1.75%, 11/15/26 (b)	125,000	117,825
4.30%, 03/01/28 (b)	125,000	124,403
5.00%, 02/01/29 (b)	200,000	202,814
5.10%, 08/01/29 (b)	50,000	50,973
Marathon Oil Corp.
4.40%, 07/15/27 (b)	175,000	174,428
5.30%, 04/01/29 (b)	75,000	77,287
Marathon Petroleum Corp.
5.13%, 12/15/26 (b)	100,000	101,179
3.80%, 04/01/28 (b)	100,000	97,886
MPLX LP
1.75%, 03/01/26 (b)	200,000	191,438
4.13%, 03/01/27 (b)	250,000	247,377
4.25%, 12/01/27 (b)	150,000	148,427
4.00%, 03/15/28 (b)	175,000	171,677
National Fuel Gas Co.
5.50%, 01/15/26 (b)	100,000	100,682
4.75%, 09/01/28 (b)	100,000	100,055
Occidental Petroleum Corp.
5.88%, 09/01/25 (b)	100,000	100,730
5.50%, 12/01/25 (b)	75,000	75,485
5.55%, 03/15/26 (b)	100,000	100,910
8.50%, 07/15/27 (b)	75,000	81,482
6.38%, 09/01/28 (b)	100,000	105,005
5.20%, 08/01/29 (b)	100,000	101,464
ONEOK, Inc.
5.85%, 01/15/26 (b)	225,000	227,954
5.00%, 03/01/26 (b)	150,000	150,328
4.00%, 07/13/27 (b)	100,000	98,798
4.55%, 07/15/28 (b)	100,000	99,943
5.65%, 11/01/28 (b)	150,000	155,854
Ovintiv, Inc.
5.38%, 01/01/26 (b)	100,000	100,399
5.65%, 05/15/28 (b)	100,000	103,006
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (b)	75,000	72,362
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Phillips 66
1.30%, 02/15/26 (b)	100,000	95,358
3.90%, 03/15/28 (b)	150,000	147,450
Phillips 66 Co.
3.55%, 10/01/26 (b)	50,000	49,013
4.95%, 12/01/27 (b)	100,000	101,670
3.75%, 03/01/28 (b)	50,000	48,816
Pioneer Natural Resources Co.
1.13%, 01/15/26 (b)	100,000	95,587
5.10%, 03/29/26	150,000	151,462
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (b)	100,000	99,632
4.50%, 12/15/26 (b)	200,000	199,020
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (b)	175,000	177,376
5.00%, 03/15/27 (b)	300,000	302,085
4.20%, 03/15/28 (b)	125,000	123,525
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (b)	150,000	145,161
Shell International Finance BV
2.88%, 05/10/26	300,000	293,358
3.88%, 11/13/28 (b)	200,000	197,822
Spectra Energy Partners LP
3.38%, 10/15/26 (b)	150,000	146,277
Targa Resources Corp.
5.20%, 07/01/27 (b)	200,000	203,200
6.15%, 03/01/29 (b)	150,000	158,650
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (b)	150,000	149,847
TC PipeLines LP
3.90%, 05/25/27 (b)	100,000	97,865
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	75,000	81,094
TotalEnergies Capital International SA
3.46%, 02/19/29 (b)	150,000	145,127
TotalEnergies Capital SA
3.88%, 10/11/28	150,000	147,863
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (b)	100,000	100,170
4.25%, 05/15/28 (b)	250,000	247,600
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (b)	250,000	258,595
4.00%, 03/15/28 (b)	75,000	73,529
Valero Energy Corp.
2.15%, 09/15/27 (b)	100,000	93,634
4.35%, 06/01/28 (b)	200,000	198,364
Valero Energy Partners LP
4.50%, 03/15/28 (b)	100,000	99,507
Western Midstream Operating LP
4.50%, 03/01/28 (b)	75,000	73,938
4.75%, 08/15/28 (b)	100,000	99,624
6.35%, 01/15/29 (b)	100,000	105,524
Williams Cos., Inc.
4.00%, 09/15/25 (b)	200,000	198,192
3.75%, 06/15/27 (b)	250,000	244,867
5.30%, 08/15/28 (b)	150,000	154,009
4.90%, 03/15/29 (b)	175,000	177,091
		19,373,756
Industrial Other 0.0%
Cintas Corp. No. 2
3.70%, 04/01/27 (b)	175,000	172,545
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (b)	125,000	132,261
Quanta Services, Inc.
4.75%, 08/09/27 (b)	50,000	50,251
		355,057
Technology 2.2%
Adobe, Inc.
2.15%, 02/01/27 (b)	200,000	190,960
Alphabet, Inc.
2.00%, 08/15/26 (b)	250,000	240,657
Analog Devices, Inc.
3.45%, 06/15/27 (b)	100,000	98,028
1.70%, 10/01/28 (b)	100,000	90,812
Apple, Inc.
0.70%, 02/08/26 (b)	300,000	285,672
3.25%, 02/23/26 (b)	500,000	493,280
2.45%, 08/04/26 (b)	400,000	387,720
2.05%, 09/11/26 (b)	300,000	287,967
3.35%, 02/09/27 (b)	400,000	393,968
3.20%, 05/11/27 (b)	400,000	392,028
3.00%, 06/20/27 (b)	250,000	243,850
2.90%, 09/12/27 (b)	350,000	339,384
3.00%, 11/13/27 (b)	250,000	243,072
1.20%, 02/08/28 (b)	200,000	182,502
4.00%, 05/10/28 (b)	200,000	200,724
1.40%, 08/05/28 (b)	300,000	272,661
3.25%, 08/08/29 (b)	150,000	144,770
Applied Materials, Inc.
3.90%, 10/01/25 (b)	150,000	149,071
3.30%, 04/01/27 (b)	200,000	195,616
Arrow Electronics, Inc.
3.88%, 01/12/28 (b)	100,000	97,069
5.15%, 08/21/29 (b)	50,000	50,200
Atlassian Corp.
5.25%, 05/15/29 (b)	75,000	76,772
Autodesk, Inc.
3.50%, 06/15/27 (b)	100,000	97,743
Automatic Data Processing, Inc.
3.38%, 09/15/25 (b)	175,000	172,996
1.70%, 05/15/28 (b)	100,000	92,042
Avnet, Inc.
4.63%, 04/15/26 (b)	50,000	49,727
6.25%, 03/15/28 (b)	100,000	104,491
Baidu, Inc.
1.72%, 04/09/26 (b)	200,000	190,988
4.38%, 03/29/28 (b)	200,000	199,158
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (b)	475,000	468,744
3.50%, 01/15/28 (b)	200,000	193,632
Broadcom, Inc.
3.15%, 11/15/25 (b)	100,000	98,167
5.05%, 07/12/27 (b)	150,000	152,329
1.95%, 02/15/28 (b)(d)	100,000	92,037
4.11%, 09/15/28 (b)	150,000	148,206
4.00%, 04/15/29 (b)(d)	150,000	146,375
4.75%, 04/15/29 (b)	250,000	251,777
5.05%, 07/12/29 (b)	300,000	305,976
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (b)	100,000	97,783
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (b)	150,000	143,202
4.25%, 04/01/28 (b)	100,000	98,332
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.28%, 12/01/28 (b)	75,000	70,436
3.25%, 02/15/29 (b)	100,000	93,846
CGI, Inc.
1.45%, 09/14/26 (b)	150,000	140,721
Cisco Systems, Inc.
2.95%, 02/28/26	100,000	98,083
2.50%, 09/20/26 (b)	250,000	242,085
4.80%, 02/26/27 (b)	300,000	304,929
4.85%, 02/26/29 (b)	375,000	385,500
Concentrix Corp.
6.65%, 08/02/26 (b)	100,000	102,900
6.60%, 08/02/28 (b)	175,000	183,578
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (b)	286,000	292,172
4.90%, 10/01/26 (b)	250,000	251,482
6.10%, 07/15/27 (b)	100,000	104,468
5.25%, 02/01/28 (b)	200,000	205,144
DXC Technology Co.
1.80%, 09/15/26 (b)	150,000	141,005
2.38%, 09/15/28 (b)	100,000	89,771
Equifax, Inc.
2.60%, 12/15/25 (b)	100,000	97,238
5.10%, 12/15/27 (b)	150,000	152,682
5.10%, 06/01/28 (b)	100,000	101,788
Equinix, Inc.
1.00%, 09/15/25 (b)	150,000	144,242
1.45%, 05/15/26 (b)	50,000	47,391
2.90%, 11/18/26 (b)	150,000	144,939
1.55%, 03/15/28 (b)	75,000	67,706
2.00%, 05/15/28 (b)	100,000	91,483
FactSet Research Systems, Inc.
2.90%, 03/01/27 (b)	100,000	96,001
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (b)	200,000	189,896
1.65%, 03/01/28 (b)	100,000	90,611
Fiserv, Inc.
3.20%, 07/01/26 (b)	300,000	293,052
2.25%, 06/01/27 (b)	250,000	236,012
5.45%, 03/02/28 (b)	150,000	154,773
5.38%, 08/21/28 (b)	100,000	103,361
4.20%, 10/01/28 (b)	100,000	98,913
3.50%, 07/01/29 (b)	500,000	478,985
Flex Ltd.
3.75%, 02/01/26 (b)	100,000	98,294
4.88%, 06/15/29 (b)	250,000	249,242
Fortinet, Inc.
1.00%, 03/15/26 (b)	125,000	118,369
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (b)	100,000	95,256
6.00%, 06/04/29 (b)	75,000	77,879
Global Payments, Inc.
1.20%, 03/01/26 (b)	200,000	189,780
4.80%, 04/01/26 (b)	100,000	99,808
2.15%, 01/15/27 (b)	175,000	165,741
4.45%, 06/01/28 (b)	100,000	98,980
3.20%, 08/15/29 (b)	100,000	92,820
5.30%, 08/15/29 (b)	50,000	51,036
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (b)	350,000	349,863
1.75%, 04/01/26 (b)	150,000	143,426
5.25%, 07/01/28 (b)	100,000	102,372
HP, Inc.
1.45%, 06/17/26 (b)	150,000	142,104
3.00%, 06/17/27 (b)	175,000	168,140
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 01/15/28 (b)	100,000	101,136
4.00%, 04/15/29 (b)	100,000	97,505
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (b)	200,000	201,372
4.60%, 02/05/29 (b)	100,000	100,887
Intel Corp.
4.88%, 02/10/26	275,000	274,648
2.60%, 05/19/26 (b)	100,000	96,162
3.75%, 03/25/27 (b)	250,000	243,465
3.75%, 08/05/27 (b)	250,000	242,725
4.88%, 02/10/28 (b)	200,000	200,056
1.60%, 08/12/28 (b)	150,000	132,567
4.00%, 08/05/29 (b)	50,000	48,168
International Business Machines Corp.
3.45%, 02/19/26	300,000	295,560
3.30%, 05/15/26	400,000	392,448
3.30%, 01/27/27	100,000	97,745
2.20%, 02/09/27 (b)	100,000	95,075
1.70%, 05/15/27 (b)	150,000	140,034
4.15%, 07/27/27 (b)	200,000	199,352
4.50%, 02/06/28 (b)	200,000	201,650
3.50%, 05/15/29	500,000	482,015
Intuit, Inc.
5.13%, 09/15/28 (b)	225,000	232,495
Jabil, Inc.
1.70%, 04/15/26 (b)	150,000	142,667
4.25%, 05/15/27 (b)	100,000	98,869
3.95%, 01/12/28 (b)	75,000	72,875
Juniper Networks, Inc.
1.20%, 12/10/25 (b)	100,000	95,480
3.75%, 08/15/29 (b)	50,000	47,964
Keysight Technologies, Inc.
4.60%, 04/06/27 (b)	150,000	150,207
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (b)	100,000	94,065
2.70%, 10/15/28 (b)	50,000	45,697
Lam Research Corp.
3.75%, 03/15/26 (b)	100,000	98,995
4.00%, 03/15/29 (b)	150,000	148,318
Marvell Technology, Inc.
1.65%, 04/15/26 (b)	100,000	95,290
2.45%, 04/15/28 (b)	150,000	138,788
5.75%, 02/15/29 (b)	75,000	78,291
Mastercard, Inc.
3.30%, 03/26/27 (b)	250,000	245,162
4.88%, 03/09/28 (b)	125,000	128,618
2.95%, 06/01/29 (b)	100,000	95,044
Microchip Technology, Inc.
4.25%, 09/01/25 (b)	200,000	198,512
5.05%, 03/15/29 (b)	100,000	102,025
Micron Technology, Inc.
4.98%, 02/06/26 (b)	100,000	100,329
4.19%, 02/15/27 (b)	150,000	148,599
5.38%, 04/15/28 (b)	100,000	102,358
5.33%, 02/06/29 (b)	100,000	102,459
Microsoft Corp.
3.13%, 11/03/25 (b)	200,000	197,428
2.40%, 08/08/26 (b)	700,000	678,769
3.40%, 09/15/26 (b)	200,000	197,448
3.30%, 02/06/27 (b)	500,000	492,375
3.40%, 06/15/27 (b)	75,000	73,940
Moody's Corp.
3.25%, 01/15/28 (b)	150,000	145,314
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Motorola Solutions, Inc.
4.60%, 02/23/28 (b)	150,000	150,558
4.60%, 05/23/29 (b)	100,000	100,271
NetApp, Inc.
2.38%, 06/22/27 (b)	100,000	94,525
Nokia OYJ
4.38%, 06/12/27	100,000	99,107
NVIDIA Corp.
3.20%, 09/16/26 (b)	100,000	98,277
1.55%, 06/15/28 (b)	250,000	229,057
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (b)	100,000	100,634
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26 (b)	150,000	148,038
3.15%, 05/01/27 (b)	100,000	96,475
4.40%, 06/01/27 (b)	50,000	49,890
4.30%, 06/18/29 (b)	100,000	98,751
Oracle Corp.
1.65%, 03/25/26 (b)	450,000	429,754
2.65%, 07/15/26 (b)	350,000	338,005
2.80%, 04/01/27 (b)	400,000	384,584
3.25%, 11/15/27 (b)	400,000	386,524
2.30%, 03/25/28 (b)	350,000	325,090
4.50%, 05/06/28 (b)	100,000	100,508
PayPal Holdings, Inc.
2.65%, 10/01/26 (b)	200,000	193,356
3.90%, 06/01/27 (b)	100,000	99,264
QUALCOMM, Inc.
3.25%, 05/20/27 (b)	350,000	341,565
1.30%, 05/20/28 (b)	150,000	135,216
RELX Capital, Inc.
4.00%, 03/18/29 (b)	100,000	98,376
Roper Technologies, Inc.
1.00%, 09/15/25 (b)	100,000	96,224
3.80%, 12/15/26 (b)	150,000	147,804
1.40%, 09/15/27 (b)	100,000	91,630
4.20%, 09/15/28 (b)	100,000	99,223
S&P Global, Inc.
2.45%, 03/01/27 (b)	300,000	287,466
4.75%, 08/01/28 (b)	100,000	101,590
2.70%, 03/01/29 (b)	150,000	140,247
4.25%, 05/01/29 (b)	150,000	149,682
Salesforce, Inc.
3.70%, 04/11/28 (b)	150,000	147,763
1.50%, 07/15/28 (b)	200,000	181,384
Skyworks Solutions, Inc.
1.80%, 06/01/26 (b)	125,000	118,674
TD SYNNEX Corp.
1.75%, 08/09/26 (b)	100,000	94,223
2.38%, 08/09/28 (b)	100,000	91,408
Texas Instruments, Inc.
1.13%, 09/15/26 (b)	150,000	141,176
2.90%, 11/03/27 (b)	100,000	96,357
4.60%, 02/15/28 (b)	100,000	101,507
4.60%, 02/08/29 (b)	100,000	102,041
Thomson Reuters Corp.
3.35%, 05/15/26 (b)	100,000	97,851
Trimble, Inc.
4.90%, 06/15/28 (b)	100,000	100,665
TSMC Arizona Corp.
1.75%, 10/25/26 (b)	350,000	330,351
Tyco Electronics Group SA
4.50%, 02/13/26	100,000	100,182
3.13%, 08/15/27 (b)	100,000	96,779
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Verisk Analytics, Inc.
4.13%, 03/15/29 (b)	75,000	74,057
Visa, Inc.
3.15%, 12/14/25 (b)	525,000	517,156
1.90%, 04/15/27 (b)	200,000	189,660
2.75%, 09/15/27 (b)	150,000	144,485
VMware LLC
1.40%, 08/15/26 (b)	200,000	188,188
4.65%, 05/15/27 (b)	100,000	100,243
3.90%, 08/21/27 (b)	200,000	196,628
1.80%, 08/15/28 (b)	100,000	90,189
Western Digital Corp.
2.85%, 02/01/29 (b)	75,000	67,330
Western Union Co.
1.35%, 03/15/26 (b)	150,000	142,266
Workday, Inc.
3.50%, 04/01/27 (b)	200,000	195,760
3.70%, 04/01/29 (b)	100,000	96,810
		32,904,566
Transportation 0.3%
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	61,941	59,403
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	97,800	91,242
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	207,594	196,735
American Airlines Pass-Through Trust
3.70%, 04/01/28	101,025	97,453
BNSF Funding Trust I
6.61%, 12/15/55 (b)(c)	100,000	100,717
Burlington Northern Santa Fe LLC
7.00%, 12/15/25	100,000	103,221
Canadian National Railway Co.
2.75%, 03/01/26 (b)	150,000	146,463
Canadian Pacific Railway Co.
1.75%, 12/02/26 (b)	200,000	188,882
4.00%, 06/01/28 (b)	100,000	98,632
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (b)	100,000	99,022
CSX Corp.
3.35%, 11/01/25 (b)	100,000	98,590
3.25%, 06/01/27 (b)	250,000	243,872
3.80%, 03/01/28 (b)	150,000	147,861
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	76,082	70,812
FedEx Corp.
3.25%, 04/01/26 (b)	125,000	122,604
3.40%, 02/15/28 (b)	100,000	96,922
4.20%, 10/17/28 (b)	75,000	74,574
3.10%, 08/05/29 (b)	50,000	47,044
GXO Logistics, Inc.
1.65%, 07/15/26 (b)	100,000	94,340
6.25%, 05/06/29 (b)	100,000	104,339
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (b)	100,000	98,832
Kirby Corp.
4.20%, 03/01/28 (b)	100,000	98,243
Norfolk Southern Corp.
2.90%, 06/15/26 (b)	150,000	145,960
3.80%, 08/01/28 (b)	100,000	98,300
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ryder System, Inc.
3.35%, 09/01/25 (b)	75,000	73,897
1.75%, 09/01/26 (b)	100,000	94,475
2.85%, 03/01/27 (b)	200,000	192,040
5.25%, 06/01/28 (b)	100,000	102,158
6.30%, 12/01/28 (b)	75,000	80,053
5.38%, 03/15/29 (b)	100,000	103,031
Southwest Airlines Co.
5.13%, 06/15/27 (b)	350,000	353,258
Union Pacific Corp.
2.15%, 02/05/27 (b)	200,000	190,486
3.00%, 04/15/27 (b)	100,000	96,960
3.95%, 09/10/28 (b)	100,000	99,301
6.63%, 02/01/29	100,000	109,695
3.70%, 03/01/29 (b)	125,000	122,597
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27 (b)	76,257	74,462
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	78,926	76,643
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	47,298	44,294
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29 (b)	251,473	256,020
United Parcel Service, Inc.
3.05%, 11/15/27 (b)	150,000	144,738
3.40%, 03/15/29 (b)	100,000	96,723
		5,034,894
		185,193,755

Utility 1.6%
Electric 1.5%
AEP Texas, Inc.
3.95%, 06/01/28 (b)	100,000	97,649
5.45%, 05/15/29 (b)	150,000	155,358
AES Corp.
1.38%, 01/15/26 (b)	150,000	142,977
5.45%, 06/01/28 (b)	150,000	152,910
Alabama Power Co.
3.75%, 09/01/27 (b)	150,000	148,126
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (g)	150,000	151,270
Ameren Corp.
3.65%, 02/15/26 (b)	125,000	123,246
1.95%, 03/15/27 (b)	75,000	70,319
1.75%, 03/15/28 (b)	75,000	68,254
5.00%, 01/15/29 (b)	100,000	101,523
Ameren Illinois Co.
3.80%, 05/15/28 (b)	100,000	98,216
American Electric Power Co., Inc.
3.20%, 11/13/27 (b)	100,000	95,987
4.30%, 12/01/28 (b)	100,000	98,970
5.20%, 01/15/29 (b)	150,000	153,853
3.88%, 02/15/62 (b)(c)	150,000	139,923
Arizona Public Service Co.
2.60%, 08/15/29 (b)	100,000	91,792
Avangrid, Inc.
3.80%, 06/01/29 (b)	100,000	96,381
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (b)	75,000	72,208
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (b)	100,000	96,557
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Black Hills Corp.
3.15%, 01/15/27 (b)	100,000	96,772
5.95%, 03/15/28 (b)	75,000	78,480
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 (b)	100,000	102,788
CenterPoint Energy, Inc.
1.45%, 06/01/26 (b)	150,000	141,843
5.40%, 06/01/29 (b)	100,000	102,895
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (b)	150,000	147,088
CMS Energy Corp.
3.00%, 05/15/26 (b)	100,000	97,112
3.45%, 08/15/27 (b)	50,000	48,808
Commonwealth Edison Co.
2.55%, 06/15/26 (b)	150,000	145,395
3.70%, 08/15/28 (b)	150,000	146,575
Connecticut Light & Power Co.
3.20%, 03/15/27 (b)	100,000	97,390
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28 (b)	100,000	98,231
4.00%, 12/01/28 (b)	75,000	74,405
Constellation Energy Generation LLC
5.60%, 03/01/28 (b)	125,000	129,616
Consumers Energy Co.
4.65%, 03/01/28 (b)	75,000	75,923
4.90%, 02/15/29 (b)	75,000	76,810
Dominion Energy, Inc.
3.90%, 10/01/25 (b)	150,000	148,557
1.45%, 04/15/26 (b)	100,000	95,052
4.25%, 06/01/28 (b)	100,000	99,039
DTE Electric Co.
1.90%, 04/01/28 (b)	100,000	92,048
DTE Energy Co.
2.85%, 10/01/26 (b)	125,000	120,953
4.88%, 06/01/28 (b)	150,000	151,752
5.10%, 03/01/29 (b)	200,000	204,078
3.40%, 06/15/29 (b)	100,000	94,949
Duke Energy Carolinas LLC
2.95%, 12/01/26 (b)	200,000	194,214
3.95%, 11/15/28 (b)	100,000	98,915
2.45%, 08/15/29 (b)	100,000	91,557
Duke Energy Corp.
2.65%, 09/01/26 (b)	200,000	192,936
4.85%, 01/05/27	100,000	101,078
5.00%, 12/08/27 (b)	150,000	152,878
4.30%, 03/15/28 (b)	150,000	149,182
4.85%, 01/05/29 (b)	125,000	126,935
3.40%, 06/15/29 (b)	100,000	95,112
3.25%, 01/15/82 (b)(c)	100,000	90,203
Duke Energy Florida LLC
3.20%, 01/15/27 (b)	200,000	195,088
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (b)	75,000	72,893
Duke Energy Progress LLC
3.45%, 03/15/29 (b)	75,000	72,344
Edison International
5.75%, 06/15/27 (b)	150,000	153,769
4.13%, 03/15/28 (b)	100,000	98,016
5.25%, 11/15/28 (b)	100,000	101,841
Emera U.S. Finance LP
3.55%, 06/15/26 (b)	200,000	195,204
Enel Americas SA
4.00%, 10/25/26 (b)	150,000	147,603
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Enel Chile SA
4.88%, 06/12/28 (b)	150,000	148,654
Entergy Arkansas LLC
3.50%, 04/01/26 (b)	150,000	147,946
Entergy Corp.
0.90%, 09/15/25 (b)	150,000	144,482
2.95%, 09/01/26 (b)	100,000	96,982
1.90%, 06/15/28 (b)	100,000	90,948
Entergy Louisiana LLC
3.25%, 04/01/28 (b)	100,000	95,965
Evergy Kansas Central, Inc.
2.55%, 07/01/26 (b)	150,000	145,232
Eversource Energy
2.90%, 03/01/27 (b)	150,000	144,023
4.60%, 07/01/27 (b)	100,000	100,039
3.30%, 01/15/28 (b)	150,000	143,654
5.45%, 03/01/28 (b)	225,000	230,746
5.95%, 02/01/29 (b)	125,000	131,110
Exelon Corp.
3.40%, 04/15/26 (b)	100,000	98,272
2.75%, 03/15/27 (b)	150,000	144,197
5.15%, 03/15/28 (b)	100,000	102,119
5.15%, 03/15/29 (b)	100,000	102,672
FirstEnergy Corp.
3.90%, 07/15/27 (b)(g)	200,000	196,366
Florida Power & Light Co.
3.13%, 12/01/25 (b)	100,000	98,466
5.05%, 04/01/28 (b)	150,000	153,712
4.40%, 05/15/28 (b)	100,000	100,632
5.15%, 06/15/29 (b)	100,000	103,576
Fortis, Inc.
3.06%, 10/04/26 (b)	200,000	193,114
Georgia Power Co.
3.25%, 03/30/27 (b)	150,000	146,522
4.65%, 05/16/28 (b)	100,000	101,075
Indiana Michigan Power Co.
3.85%, 05/15/28 (b)	100,000	97,654
Interstate Power & Light Co.
4.10%, 09/26/28 (b)	100,000	98,707
3.60%, 04/01/29 (b)	100,000	96,518
ITC Holdings Corp.
3.35%, 11/15/27 (b)	150,000	144,761
MidAmerican Energy Co.
3.65%, 04/15/29 (b)	100,000	97,338
National Grid PLC
5.60%, 06/12/28 (b)	150,000	155,302
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/01/25 (b)	100,000	98,391
1.00%, 06/15/26 (b)	200,000	188,172
5.10%, 05/06/27 (b)	250,000	254,907
3.40%, 02/07/28 (b)	125,000	121,458
4.80%, 03/15/28 (b)	100,000	101,448
5.05%, 09/15/28 (b)	75,000	76,740
4.85%, 02/07/29 (b)	125,000	127,408
3.70%, 03/15/29 (b)	75,000	72,830
7.13%, 09/15/53 (b)(c)	100,000	104,144
Nevada Power Co.
3.70%, 05/01/29 (b)	200,000	194,354
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/25	350,000	352,933
1.88%, 01/15/27 (b)	150,000	141,417
3.55%, 05/01/27 (b)	250,000	244,250
4.63%, 07/15/27 (b)	250,000	251,740
4.90%, 02/28/28 (b)	200,000	202,688
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.90%, 06/15/28 (b)	225,000	205,108
4.90%, 03/15/29 (b)	200,000	203,338
4.80%, 12/01/77 (b)(c)	100,000	93,405
5.65%, 05/01/79 (b)(c)	75,000	73,255
3.80%, 03/15/82 (b)(c)	100,000	93,533
NSTAR Electric Co.
3.20%, 05/15/27 (b)	150,000	145,587
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (b)	100,000	95,794
3.70%, 11/15/28 (b)	100,000	97,575
5.75%, 03/15/29 (b)	75,000	79,099
Pacific Gas & Electric Co.
3.15%, 01/01/26	300,000	292,926
2.95%, 03/01/26 (b)	100,000	97,096
5.45%, 06/15/27 (b)	100,000	101,599
2.10%, 08/01/27 (b)	150,000	139,373
3.30%, 12/01/27 (b)	150,000	143,288
3.00%, 06/15/28 (b)	100,000	93,952
3.75%, 07/01/28	100,000	96,302
4.65%, 08/01/28 (b)	100,000	99,432
6.10%, 01/15/29 (b)	150,000	157,012
4.20%, 03/01/29 (b)	75,000	73,007
5.55%, 05/15/29 (b)	125,000	128,778
PacifiCorp
5.10%, 02/15/29 (b)	75,000	76,931
PPL Capital Funding, Inc.
3.10%, 05/15/26 (b)	200,000	194,912
Public Service Electric & Gas Co.
0.95%, 03/15/26 (b)	100,000	94,834
2.25%, 09/15/26 (b)	100,000	95,916
3.70%, 05/01/28 (b)	75,000	73,425
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (b)	100,000	103,962
5.88%, 10/15/28 (b)	100,000	104,639
5.20%, 04/01/29 (b)	100,000	102,667
Puget Energy, Inc.
2.38%, 06/15/28 (b)	100,000	91,294
San Diego Gas & Electric Co.
2.50%, 05/15/26 (b)	150,000	145,833
4.95%, 08/15/28 (b)	100,000	102,105
Sierra Pacific Power Co.
2.60%, 05/01/26 (b)	75,000	72,691
Southern California Edison Co.
1.20%, 02/01/26 (b)	100,000	95,228
4.70%, 06/01/27 (b)	150,000	151,585
5.85%, 11/01/27 (b)	150,000	156,268
3.65%, 03/01/28 (b)	200,000	194,884
5.30%, 03/01/28 (b)	125,000	128,301
5.65%, 10/01/28 (b)	100,000	104,249
4.20%, 03/01/29 (b)	75,000	74,094
2.85%, 08/01/29 (b)	100,000	92,584
Southern Co.
3.25%, 07/01/26 (b)	300,000	293,163
5.11%, 08/01/27 (g)	100,000	101,627
5.50%, 03/15/29 (b)	150,000	156,228
4.00%, 01/15/51 (b)(c)	250,000	244,867
3.75%, 09/15/51 (b)(c)	200,000	190,564
Southern Power Co.
4.15%, 12/01/25 (b)	100,000	99,277
0.90%, 01/15/26 (b)	100,000	95,108
Southwestern Electric Power Co.
2.75%, 10/01/26 (b)	100,000	96,335
4.10%, 09/15/28 (b)	100,000	98,223
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
System Energy Resources, Inc.
6.00%, 04/15/28 (b)	100,000	104,524
Tampa Electric Co.
4.90%, 03/01/29 (b)	75,000	76,535
Union Electric Co.
3.50%, 03/15/29 (b)	75,000	72,518
Virginia Electric & Power Co.
3.15%, 01/15/26 (b)	150,000	147,169
3.50%, 03/15/27 (b)	100,000	97,990
3.75%, 05/15/27 (b)	150,000	147,625
3.80%, 04/01/28 (b)	100,000	98,105
WEC Energy Group, Inc.
4.75%, 01/09/26 (b)	150,000	150,139
5.60%, 09/12/26 (b)	100,000	102,069
5.15%, 10/01/27 (b)	50,000	51,030
1.38%, 10/15/27 (b)	150,000	136,764
4.75%, 01/15/28 (b)	100,000	100,984
2.20%, 12/15/28 (b)	75,000	68,484
Xcel Energy, Inc.
3.35%, 12/01/26 (b)	150,000	146,030
1.75%, 03/15/27 (b)	100,000	93,397
4.00%, 06/15/28 (b)	100,000	98,006
		21,368,132
Natural Gas 0.1%
Atmos Energy Corp.
3.00%, 06/15/27 (b)	75,000	72,582
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (b)	200,000	204,618
NiSource, Inc.
3.49%, 05/15/27 (b)	225,000	219,328
5.25%, 03/30/28 (b)	150,000	153,433
5.20%, 07/01/29 (b)	100,000	102,495
ONE Gas, Inc.
5.10%, 04/01/29 (b)	75,000	77,062
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (b)	75,000	71,740
Sempra
3.25%, 06/15/27 (b)	100,000	96,735
3.40%, 02/01/28 (b)	150,000	144,585
4.13%, 04/01/52 (b)(c)	200,000	187,532
Southern California Gas Co.
2.60%, 06/15/26 (b)	150,000	145,317
2.95%, 04/15/27 (b)	100,000	96,554
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (b)	50,000	48,895
Southwest Gas Corp.
5.45%, 03/23/28 (b)	100,000	102,364
3.70%, 04/01/28 (b)	50,000	48,714
		1,771,954
Utility Other 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (b)	100,000	96,384
3.75%, 09/01/28 (b)	100,000	97,848
Essential Utilities, Inc.
4.80%, 08/15/27 (b)	50,000	50,357
3.57%, 05/01/29 (b)	75,000	72,065
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Utilities PLC
6.88%, 08/15/28	75,000	80,910
		397,564
		23,537,650
Total Corporates (Cost $374,324,818)		372,892,519

TREASURIES 67.5% OF NET ASSETS
U.S. Treasury Bonds
6.00%, 02/15/26	1,100,000	1,132,355
6.75%, 08/15/26	1,000,000	1,055,410
6.50%, 11/15/26	1,000,000	1,062,422
6.63%, 02/15/27	700,000	748,617
6.38%, 08/15/27	1,000,000	1,073,281
6.13%, 11/15/27	1,600,000	1,713,750
5.50%, 08/15/28	1,000,000	1,067,148
5.25%, 11/15/28	1,300,000	1,376,578
5.25%, 02/15/29	700,000	745,582
6.13%, 08/15/29	500,000	553,516
U.S. Treasury Notes
0.25%, 09/30/25	5,900,000	5,649,826
3.00%, 09/30/25	1,900,000	1,873,727
5.00%, 09/30/25	6,000,000	6,041,484
4.25%, 10/15/25	5,900,000	5,897,004
0.25%, 10/31/25	8,300,000	7,926,014
3.00%, 10/31/25	3,600,000	3,548,813
5.00%, 10/31/25	7,500,000	7,559,766
2.25%, 11/15/25	9,500,000	9,279,385
4.50%, 11/15/25	6,050,000	6,067,725
0.38%, 11/30/25	7,800,000	7,439,555
2.88%, 11/30/25	3,800,000	3,738,324
4.88%, 11/30/25	9,000,000	9,068,379
4.00%, 12/15/25	7,400,000	7,380,633
0.38%, 12/31/25	9,050,000	8,610,757
2.63%, 12/31/25	3,500,000	3,430,342
4.25%, 12/31/25	8,010,000	8,015,163
3.88%, 01/15/26	6,300,000	6,276,744
0.38%, 01/31/26	9,700,000	9,204,959
2.63%, 01/31/26	4,473,000	4,381,006
4.25%, 01/31/26	9,500,000	9,513,545
1.63%, 02/15/26	6,500,000	6,273,896
4.00%, 02/15/26	6,400,000	6,390,125
0.50%, 02/28/26	9,400,000	8,913,660
2.50%, 02/28/26	4,100,000	4,005,908
4.63%, 02/28/26	10,600,000	10,677,844
4.63%, 03/15/26	6,200,000	6,249,285
0.75%, 03/31/26	8,550,000	8,121,331
2.25%, 03/31/26	3,700,000	3,597,889
4.50%, 03/31/26	9,500,000	9,560,303
3.75%, 04/15/26	5,600,000	5,574,188
0.75%, 04/30/26	8,700,000	8,245,119
2.38%, 04/30/26	2,800,000	2,726,008
4.88%, 04/30/26	10,750,000	10,891,304
1.63%, 05/15/26	7,500,000	7,207,031
3.63%, 05/15/26	5,400,000	5,364,563
0.75%, 05/31/26	8,600,000	8,132,039
2.13%, 05/31/26	3,500,000	3,390,420
4.88%, 05/31/26	10,200,000	10,344,434
4.13%, 06/15/26	6,300,000	6,314,273
0.88%, 06/30/26	7,700,000	7,283,568
1.88%, 06/30/26	3,250,000	3,130,728
4.63%, 06/30/26	11,000,000	11,121,172
4.50%, 07/15/26	6,300,000	6,359,063
0.63%, 07/31/26	8,400,000	7,890,094
1.88%, 07/31/26	3,750,000	3,607,690
4.38%, 07/31/26	10,400,000	10,478,813
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 08/15/26	8,900,000	8,495,676
4.38%, 08/15/26	6,500,000	6,552,939
0.75%, 08/31/26	9,500,000	8,926,475
1.38%, 08/31/26	2,650,000	2,521,537
3.75%, 08/31/26	10,000,000	9,966,602
4.63%, 09/15/26	6,600,000	6,689,461
0.88%, 09/30/26	8,500,000	7,993,984
1.63%, 09/30/26	1,600,000	1,527,875
4.63%, 10/15/26	5,850,000	5,934,779
1.13%, 10/31/26	6,500,000	6,130,059
1.63%, 10/31/26	2,700,000	2,573,965
2.00%, 11/15/26	7,200,000	6,916,500
4.63%, 11/15/26	5,500,000	5,584,434
1.25%, 11/30/26	7,800,000	7,363,688
1.63%, 11/30/26	1,900,000	1,808,711
4.38%, 12/15/26	6,350,000	6,419,205
1.25%, 12/31/26	7,400,000	6,977,102
1.75%, 12/31/26	2,100,000	2,002,547
4.00%, 01/15/27	5,600,000	5,617,500
1.50%, 01/31/27	11,600,000	10,978,312
2.25%, 02/15/27	6,600,000	6,353,789
4.13%, 02/15/27	7,250,000	7,295,596
1.13%, 02/28/27	400,000	374,438
1.88%, 02/28/27	6,700,000	6,390,648
4.25%, 03/15/27	6,450,000	6,516,516
0.63%, 03/31/27	2,300,000	2,120,672
2.50%, 03/31/27	5,800,000	5,615,805
4.50%, 04/15/27	8,100,000	8,234,789
0.50%, 04/30/27	3,100,000	2,842,313
2.75%, 04/30/27	6,000,000	5,839,219
2.38%, 05/15/27	8,200,000	7,895,063
4.50%, 05/15/27	6,800,000	6,915,813
0.50%, 05/31/27	3,200,000	2,926,750
2.63%, 05/31/27	6,300,000	6,106,570
4.63%, 06/15/27	8,300,000	8,479,617
0.50%, 06/30/27	4,500,000	4,105,371
3.25%, 06/30/27	5,900,000	5,814,035
4.38%, 07/15/27	6,800,000	6,905,453
0.38%, 07/31/27	5,900,000	5,348,488
2.75%, 07/31/27	6,000,000	5,826,797
2.25%, 08/15/27	4,800,000	4,595,063
3.75%, 08/15/27	8,200,000	8,191,031
0.50%, 08/31/27	5,500,000	4,993,398
3.13%, 08/31/27	6,600,000	6,476,766
0.38%, 09/30/27	7,200,000	6,494,344
4.13%, 09/30/27	6,100,000	6,162,906
0.50%, 10/31/27	5,900,000	5,327,746
4.13%, 10/31/27	3,950,000	3,989,191
2.25%, 11/15/27	7,000,000	6,678,164
0.63%, 11/30/27	6,700,000	6,060,621
3.88%, 11/30/27	6,600,000	6,617,531
0.63%, 12/31/27	9,100,000	8,210,973
3.88%, 12/31/27	6,850,000	6,873,814
0.75%, 01/31/28	9,000,000	8,136,562
3.50%, 01/31/28	5,700,000	5,649,680
2.75%, 02/15/28	9,600,000	9,280,125
1.13%, 02/29/28	9,900,000	9,048,445
4.00%, 02/29/28	6,750,000	6,800,625
1.25%, 03/31/28	8,850,000	8,108,812
3.63%, 03/31/28	6,350,000	6,322,467
1.25%, 04/30/28	9,500,000	8,687,676
3.50%, 04/30/28	5,800,000	5,748,117
2.88%, 05/15/28	8,500,000	8,238,359
1.25%, 05/31/28	9,800,000	8,945,562
3.63%, 05/31/28	6,100,000	6,070,215
1.25%, 06/30/28	8,800,000	8,017,281
4.00%, 06/30/28	6,400,000	6,455,500
1.00%, 07/31/28	9,225,000	8,306,464
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 07/31/28	6,500,000	6,586,074
2.88%, 08/15/28	9,350,000	9,044,299
1.13%, 08/31/28	9,050,000	8,173,635
4.38%, 08/31/28	6,700,000	6,852,059
1.25%, 09/30/28	8,600,000	7,792,070
4.63%, 09/30/28	7,600,000	7,846,703
1.38%, 10/31/28	8,600,000	7,816,594
4.88%, 10/31/28	8,100,000	8,445,832
3.13%, 11/15/28	9,500,000	9,263,984
1.50%, 11/30/28	8,350,000	7,617,418
4.38%, 11/30/28	8,100,000	8,296,172
1.38%, 12/31/28	8,600,000	7,791,398
3.75%, 12/31/28	8,300,000	8,300,000
1.75%, 01/31/29	8,200,000	7,536,953
4.00%, 01/31/29	8,500,000	8,587,324
2.63%, 02/15/29	8,700,000	8,300,004
1.88%, 02/28/29	7,500,000	6,924,023
4.25%, 02/28/29	9,400,000	9,600,852
2.38%, 03/31/29	7,150,000	6,738,037
4.13%, 03/31/29	9,800,000	9,956,187
2.88%, 04/30/29	6,600,000	6,353,273
4.63%, 04/30/29	10,250,000	10,634,375
2.38%, 05/15/29	7,400,000	6,965,539
2.75%, 05/31/29	6,100,000	5,835,984
4.50%, 05/31/29	10,050,000	10,383,299
3.25%, 06/30/29	6,000,000	5,867,109
4.25%, 06/30/29	10,400,000	10,631,969
2.63%, 07/31/29	5,450,000	5,176,648
4.00%, 07/31/29	10,300,000	10,423,117
1.63%, 08/15/29	6,500,000	5,889,863
3.13%, 08/31/29	5,700,000	5,538,129
3.63%, 08/31/29	10,200,000	10,158,164
Total Treasuries (Cost $993,937,391)		1,005,986,176

GOVERNMENT RELATED 6.4% OF NET ASSETS

Agency 2.8%
Foreign 1.4%
Austria 0.1%
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	500,000	479,780
4.63%, 11/03/25	250,000	250,765
0.50%, 02/02/26	500,000	474,525
4.25%, 03/01/28	250,000	252,770
4.13%, 01/18/29	200,000	201,996
		1,659,836
Canada 0.2%
Export Development Canada
3.00%, 05/25/27	650,000	635,219
3.75%, 09/07/27(h)	250,000	249,437
3.88%, 02/14/28	1,000,000	1,000,850
4.13%, 02/13/29	300,000	303,435
		2,188,941
Germany 0.5%
Kreditanstalt fuer Wiederaufbau
0.63%, 01/22/26(i)	1,000,000	952,270
3.63%, 04/01/26(i)	500,000	496,065
1.00%, 10/01/26(i)	1,000,000	941,320
4.38%, 03/01/27(i)	500,000	505,625
3.00%, 05/20/27(i)	1,150,000	1,124,436
3.75%, 02/15/28(i)	500,000	498,815
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 04/03/28(i)	250,000	242,160
3.88%, 06/15/28(i)	1,000,000	1,002,430
4.00%, 03/15/29(i)	1,000,000	1,007,940
Landwirtschaftliche Rentenbank
0.88%, 03/30/26(i)	500,000	475,095
1.75%, 07/27/26(i)	400,000	383,240
2.50%, 11/15/27(i)	200,000	191,770
4.63%, 04/17/29(i)	100,000	103,365
		7,924,531
Japan 0.3%
Japan Bank for International Cooperation
2.75%, 01/21/26	250,000	244,470
4.25%, 01/26/26	250,000	249,540
2.38%, 04/20/26	500,000	484,810
4.25%, 04/27/26	200,000	199,758
1.88%, 07/21/26	350,000	335,240
2.25%, 11/04/26	500,000	480,035
2.88%, 06/01/27	400,000	387,556
2.88%, 07/21/27	250,000	241,820
2.75%, 11/16/27	250,000	240,150
4.63%, 07/19/28	250,000	255,523
3.50%, 10/31/28	200,000	196,192
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	191,490
2.75%, 04/27/27	200,000	192,968
4.00%, 05/23/28	250,000	249,255
		3,948,807
Norway 0.0%
Equinor ASA
3.00%, 04/06/27 (b)	600,000	581,712
Republic of Korea 0.2%
Export-Import Bank of Korea
0.75%, 09/21/25	250,000	240,277
3.25%, 11/10/25	500,000	492,660
0.63%, 02/09/26(a)	200,000	189,620
2.63%, 05/26/26	200,000	194,080
1.13%, 12/29/26	200,000	186,204
1.63%, 01/18/27	250,000	235,315
2.38%, 04/21/27	200,000	190,700
5.13%, 09/18/28	200,000	206,402
4.50%, 01/11/29	200,000	202,264
Korea Development Bank
0.80%, 07/19/26	450,000	421,389
1.38%, 04/25/27	600,000	557,496
4.38%, 02/15/28	200,000	200,928
4.50%, 02/15/29	200,000	202,308
		3,519,643
Sweden 0.1%
Svensk Exportkredit AB
4.38%, 02/13/26	500,000	500,330
2.25%, 03/22/27	500,000	478,380
4.13%, 06/14/28	200,000	201,336
		1,180,046
		21,003,516
U.S. 1.4%
Federal Farm Credit Banks Funding Corp.
4.88%, 11/13/25	500,000	503,315
4.38%, 06/23/26	600,000	604,050
4.50%, 08/14/26	500,000	505,075
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 03/20/29	500,000	506,060
4.75%, 04/30/29	500,000	519,655
Federal Home Loan Banks
0.38%, 09/04/25	2,000,000	1,922,960
4.63%, 11/17/26	1,000,000	1,014,540
1.25%, 12/21/26	3,000,000	2,827,980
4.75%, 04/09/27	3,000,000	3,067,170
4.00%, 06/30/28	1,000,000	1,007,490
3.25%, 11/16/28	1,000,000	979,280
Federal Home Loan Mortgage Corp.
0.38%, 09/23/25	2,000,000	1,918,240
Federal National Mortgage Association
0.50%, 11/07/25	3,000,000	2,871,870
1.88%, 09/24/26	1,000,000	959,160
0.75%, 10/08/27	2,000,000	1,822,500
		21,029,345
		42,032,861

Local Authority 0.5%
Foreign 0.4%
Canada 0.4%
Province of Alberta
4.50%, 06/26/29	250,000	255,680
Province of British Columbia
2.25%, 06/02/26	200,000	193,532
0.90%, 07/20/26	450,000	423,774
4.80%, 11/15/28	300,000	310,197
4.90%, 04/24/29	400,000	415,308
Province of Manitoba
2.13%, 06/22/26	100,000	96,438
1.50%, 10/25/28(a)	100,000	90,742
Province of Ontario
0.63%, 01/21/26	550,000	523,011
1.05%, 04/14/26	500,000	475,525
2.30%, 06/15/26	300,000	290,415
3.10%, 05/19/27	400,000	390,900
1.05%, 05/21/27	350,000	323,610
4.20%, 01/18/29	250,000	252,008
Province of Quebec
2.50%, 04/20/26	300,000	291,966
3.63%, 04/13/28	500,000	494,425
4.50%, 04/03/29	700,000	714,819
Province of Saskatchewan
3.25%, 06/08/27	225,000	220,311
		5,762,661
U.S. 0.1%
California
1.70%, 02/01/28	125,000	115,937
California Earthquake Authority
RB Series A
5.60%, 07/01/27	125,000	126,467
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (b)	95,000	94,272
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	116,000	125,079
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	200,000	203,799
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	118,193	121,268
Oregon School Boards Association
Series B
5.55%, 06/30/28	122,202	124,689
State Board of Administration Finance Corp.
Series A
1.71%, 07/01/27	100,000	92,892
State of California
2.38%, 10/01/26	40,000	38,634
State Public School Building Authority
RB Series A
5.00%, 09/15/27	20,000	20,276
University of California
RB Series 2020BG
1.32%, 05/15/27 (b)	150,000	139,563
Wisconsin
3.15%, 05/01/27	100,000	97,538
		1,300,414
		7,063,075

Sovereign 0.6%
Canada 0.1%
Canada Government International Bonds
0.75%, 05/19/26	175,000	165,482
3.75%, 04/26/28	700,000	698,901
4.63%, 04/30/29	400,000	414,180
		1,278,563
Chile 0.1%
Chile Government International Bonds
3.13%, 01/21/26	250,000	244,772
2.75%, 01/31/27(b)	400,000	383,468
3.24%, 02/06/28(b)	200,000	192,050
4.85%, 01/22/29(b)	200,000	203,206
		1,023,496
Indonesia 0.1%
Indonesia Government International Bonds
4.15%, 09/20/27(b)	200,000	199,008
3.50%, 01/11/28	200,000	194,646
4.55%, 01/11/28(b)	200,000	200,752
4.10%, 04/24/28	200,000	198,368
		792,774
Israel 0.0%
Israel Government International Bonds
5.38%, 03/12/29	500,000	504,735
Italy 0.0%
Republic of Italy Government International Bonds
1.25%, 02/17/26	350,000	333,914
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mexico 0.1%
Mexico Government International Bonds
4.13%, 01/21/26	200,000	198,482
4.15%, 03/28/27	500,000	493,955
3.75%, 01/11/28	600,000	581,040
4.50%, 04/22/29	400,000	392,212
5.00%, 05/07/29(b)	200,000	200,104
		1,865,793
Panama 0.1%
Panama Government International Bonds
8.88%, 09/30/27	250,000	274,893
3.88%, 03/17/28(b)	200,000	189,196
9.38%, 04/01/29	200,000	228,746
		692,835
Peru 0.0%
Peru Government International Bonds
2.39%, 01/23/26 (b)	300,000	289,695
Philippines 0.1%
Philippines Government International Bonds
5.50%, 03/30/26	300,000	304,575
3.00%, 02/01/28	200,000	191,334
3.75%, 01/14/29	400,000	390,624
		886,533
Poland 0.0%
Republic of Poland Government International Bonds
3.25%, 04/06/26	250,000	246,235
5.50%, 11/16/27(b)	200,000	208,328
4.63%, 03/18/29(b)	200,000	203,670
		658,233
Republic of Korea 0.0%
Korea International Bonds
2.75%, 01/19/27	200,000	193,940
Uruguay 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27	300,000	303,189
		8,823,700

Supranational* 2.5%
African Development Bank
0.88%, 03/23/26	500,000	475,495
0.88%, 07/22/26	300,000	282,765
4.63%, 01/04/27	300,000	304,284
4.38%, 11/03/27	500,000	507,220
4.38%, 03/14/28	400,000	406,716
Arab Petroleum Investments Corp.
1.48%, 10/06/26 (a)(d)	500,000	469,625
Asian Development Bank
0.38%, 09/03/25	500,000	480,495
0.50%, 02/04/26	500,000	474,745
1.00%, 04/14/26	1,250,000	1,189,287
2.00%, 04/24/26	500,000	483,220
1.75%, 08/14/26	250,000	239,583
1.50%, 01/20/27	750,000	708,938
3.13%, 08/20/27	500,000	490,005
2.50%, 11/02/27	500,000	480,010
2.75%, 01/19/28	500,000	482,835
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 04/25/28	1,500,000	1,496,340
4.50%, 08/25/28	500,000	512,685
4.38%, 03/06/29	500,000	511,490
3.63%, 08/28/29	500,000	495,570
Asian Infrastructure Investment Bank
0.50%, 01/27/26	500,000	474,975
3.75%, 09/14/27	500,000	498,220
4.00%, 01/18/28	350,000	351,316
4.13%, 01/18/29	450,000	455,189
Corp. Andina de Fomento
1.63%, 09/23/25	200,000	193,612
2.25%, 02/08/27	100,000	95,084
6.00%, 04/26/27	500,000	520,205
5.00%, 01/24/29	200,000	205,270
Council of Europe Development Bank
0.88%, 09/22/26	250,000	234,595
4.13%, 01/24/29	200,000	202,252
Council Of Europe Development Bank
3.63%, 01/26/28	200,000	198,430
European Bank for Reconstruction & Development
0.50%, 11/25/25	300,000	286,518
0.50%, 01/28/26	400,000	379,916
4.38%, 03/09/28	500,000	508,930
4.13%, 01/25/29	400,000	404,608
European Investment Bank
0.38%, 12/15/25	750,000	714,278
0.38%, 03/26/26	1,250,000	1,179,800
1.38%, 03/15/27	750,000	705,000
2.38%, 05/24/27	500,000	480,915
3.25%, 11/15/27	650,000	638,846
3.88%, 03/15/28	1,000,000	1,001,750
4.50%, 10/16/28	750,000	769,897
4.00%, 02/15/29	1,000,000	1,007,290
4.75%, 06/15/29	1,000,000	1,040,500
Inter-American Development Bank
0.88%, 04/20/26	800,000	759,480
4.50%, 05/15/26	500,000	503,295
2.00%, 06/02/26	750,000	723,607
2.00%, 07/23/26	400,000	385,212
1.50%, 01/13/27	850,000	803,505
2.38%, 07/07/27	850,000	815,719
1.13%, 07/20/28	200,000	180,828
3.13%, 09/18/28	200,000	194,988
4.13%, 02/15/29	750,000	759,247
Inter-American Investment Corp.
4.75%, 09/19/28	200,000	206,032
International Bank for Reconstruction & Development
0.50%, 10/28/25	800,000	765,960
0.88%, 07/15/26	500,000	472,045
4.00%, 08/27/26	500,000	500,260
1.88%, 10/27/26	500,000	478,605
3.13%, 06/15/27	600,000	588,378
2.50%, 11/22/27	500,000	479,980
0.75%, 11/24/27	1,000,000	907,230
1.38%, 04/20/28	750,000	688,395
3.50%, 07/12/28	500,000	494,430
4.63%, 08/01/28	750,000	772,035
1.13%, 09/13/28	750,000	675,525
International Finance Corp.
2.13%, 04/07/26	250,000	242,308
0.75%, 10/08/26	600,000	561,312
4.50%, 07/13/28	400,000	410,036
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nordic Investment Bank
0.38%, 09/11/25	400,000	384,188
0.50%, 01/21/26	250,000	237,623
4.38%, 03/14/28	250,000	254,190
		37,283,117
Total Government Related (Cost $96,260,180)		95,202,753

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.9% OF NET ASSETS

Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (j)	10,887,634	10,887,634
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.24% (j)(k)	1,669,608	1,669,608
		12,557,242
Total Short-Term Investments (Cost $12,557,242)		12,557,242
Total Investments in Securities (Cost $1,477,079,631)		1,486,638,690

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,522,890.
(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,845,066 or 0.2% of net assets.

(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(i)	Guaranteed by the Republic of Germany.
(j)	The rate shown is the annualized 7-day yield.
(k)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended August 31, 2024:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 8/31/24	FACE AMOUNT AT 8/31/24	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.00%, 03/10/25	$47,987	$—	($48,897 )	($1,917 )	$3,515	($688 )	$—	$—	$879
4.20%, 03/24/25	48,886	—	(49,410)	(1,221)	2,148	(403)	—	—	1,231
3.63%, 04/01/25	48,471	—	(49,116)	(1,750)	3,259	(864)	—	—	1,213
3.85%, 05/21/25	96,957	—	(98,463)	(3,866)	7,560	(2,188)	—	—	2,909
3.45%, 02/13/26	47,566	—	(9,697)	(687)	3,278	(1,083)	39,377	40,000	1,582
0.90%, 03/11/26	178,562	—	(23,020)	(1,878)	11,471	357	165,492	175,000	1,669
1.15%, 05/13/26	133,605	—	(23,061)	(1,962)	9,637	(49)	118,170	125,000	1,606
5.88%, 08/24/26	—	125,330	—	—	2,949	(106)	128,173	125,000	7,140
3.20%, 03/02/27	92,658	—	(47,836)	(1,478)	4,899	286	48,529	50,000	2,205
2.45%, 03/03/27	180,180	—	—	—	8,023	2,351	190,554	200,000	4,900
3.30%, 04/01/27	93,243	—	—	—	3,792	174	97,209	100,000	3,300
3.20%, 01/25/28	91,212	—	(9,397)	66	3,145	1,518	86,544	90,000	3,068
2.00%, 03/20/28	129,342	—	—	—	5,130	3,867	138,339	150,000	3,000
4.00%, 02/01/29	—	72,180	—	—	1,405	254	73,839	75,000	1,458
5.64%, 05/19/29	149,793	—	—	—	5,443	27	155,263	150,000	8,465
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of August 31, 2024 (continued)

SECURITY RATE, MATURITY DATE	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 8/31/24	FACE AMOUNT AT 8/31/24	INTEREST INCOME EARNED
3.25%, 05/22/29	$—	$70,854	$—	$—	$488	$55	$71,397	$75,000	$169
6.20%, 11/17/29	—	178,885	—	—	7,195	(512)	185,568	175,000	7,921
Total	$1,338,462	$447,249	($358,897 )	($14,693 )	$83,337	$2,996	$1,498,454		$52,715

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$372,892,519	$—	$372,892,519
Treasuries[1]	—	1,005,986,176	—	1,005,986,176
Government Related[1]	—	95,202,753	—	95,202,753
Short-Term Investments[1]	12,557,242	—	—	12,557,242
Total	$12,557,242	$1,474,081,448	$—	$1,486,638,690

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Statement of Assets and Liabilities

As of August 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $1,499,291)		$1,498,454
Investments in securities, at value - unaffiliated issuers (cost $1,475,580,340) including securities on loan of $1,522,890		1,485,140,236
Receivables:
Investments sold		44,143,873
Interest		12,116,701
Fund shares sold		2,972,590
Dividends		38,132
Income from securities on loan	+	6,142
Total assets		1,545,916,128

Liabilities
Collateral held for securities on loan		1,669,608
Payables:
Investments bought		49,044,292
Fund shares redeemed		3,327,493
Distributions to shareholders		1,890,934
Investments bought - delayed-delivery		249,437
Investment adviser fees	+	75,419
Total liabilities		56,257,183
Net assets		$1,489,658,945

Net Assets by Source
Capital received from investors		$1,613,261,438
Total distributable loss	+	(123,602,493)
Net assets		$1,489,658,945

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,489,658,945		154,463,889		$9.64

See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Statement of Operations

For the period September 1, 2023 through August 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers		$57,104,327
Dividends received from securities - unaffiliated issuers		318,943
Interest received from securities - affiliated issuers		55,711
Securities on loan, net	+	49,267
Total investment income		57,528,248

Expenses
Investment adviser fees		885,782
Total expenses	–	885,782
Net investment income		56,642,466

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(14,693)
Net realized losses on sales of securities - unaffiliated issuers	+	(19,705,862)
Net realized losses		(19,720,555)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		83,337
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	57,537,445
Net change in unrealized appreciation (depreciation)	+	57,620,782
Net realized and unrealized gains		37,900,227
Increase in net assets resulting from operations		$94,542,693
See financial notes
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/23-8/31/24		9/1/22-8/31/23
Net investment income		$56,642,466	$42,192,960
Net realized losses		(19,720,555)	(84,036,689)
Net change in unrealized appreciation (depreciation)	+	57,620,782	55,996,700
Increase in net assets resulting from operations		$94,542,693	$14,152,971

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($56,641,401 )	($42,183,526 )

TRANSACTIONS IN FUND SHARES
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		48,989,775	$463,449,896	58,399,769	$551,093,790
Shares reinvested		3,533,837	33,481,302	2,583,041	24,375,593
Shares redeemed	+	(58,155,331)	(549,995,346)	(97,908,751)	(923,607,341)
Net transactions in fund shares		(5,631,719)	($53,064,148 )	(36,925,941)	($348,137,958 )

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		160,095,608	$1,504,821,801	197,021,549	$1,880,990,314
Total decrease	+	(5,631,719)	(15,162,856)	(36,925,941)	(376,168,513)
End of period		154,463,889	$1,489,658,945	160,095,608	$1,504,821,801
See financial notes

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Opportunistic Municipal Bond Fund
Schwab Short-Term Bond Index Fund	Schwab 1000 Index® Fund
Schwab Tax-Free Bond Fund	Schwab Global Real Estate Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Treasury Inflation Protected Securities Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities.
The Schwab U.S. Aggregate Bond Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market.
The Schwab Short-Term Bond Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of U.S. investment grade government related and corporate bonds with maturities between 1-5 years.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in mutual funds which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, Exchange-Traded Funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund`s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of August 31, 2024, are disclosed in each fund’s Portfolio Holdings.

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Inflation-Protected Securities:  The Schwab Treasury Inflation Protected Securities Index Fund invests in U.S. Treasury inflation-protected securities (TIPS). Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income in the fund’s Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The funds may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current fair value generally according to the procedures described above in the Security Valuation section. The funds’ use of TBA commitments may cause the funds to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: The Treasury Market Practices Group (TMPG) of the Federal Reserve Bank of New York recommended the margining of certain forward-settling Agency MBS (Mortgage-Backed Securities) transactions, including TBAs, to reduce counterparty credit risk. The TMPG recommended market participants exchange two-way variation margin on a regular basis. The Schwab U.S. Aggregate Bond Index Fund posts and receives variation margin with certain counterparties in instances where the unrealized gain (loss) on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed in the Statement of Assets and Liabilities.
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of August 31, 2024, the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund had securities on loan, all of which were classified as corporate bonds. The value of the securities on loan and the related collateral as of August 31, 2024, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Any increase or decrease in the principal amount of an inflation-protected security is included as an addition or reduction to interest income in the Statement of Operations; such adjustments may have a significant impact on a fund’s distributions. Dividends and distributions from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory Agreement between the investment adviser and the Schwab Treasury Inflation Protected Securities Index Fund and an Investment Advisory Agreement between the investment adviser and the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund, the investment adviser pays the operating expenses of the funds, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds.
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The TMPG recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges are included in net realized gains (losses) on sales of securities on each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds, except for the Schwab Treasury Inflation Protected Securities Index Fund, declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Treasury Inflation Protected Securities Index Fund declares and pays distributions from net investment income, if any, quarterly. All the funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
The funds invest mainly in corporate bonds, mortgage-backed and asset-backed securities, government or municipal obligations, and other debt securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, they follow the securities included in their respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance may be below that of its index. Errors relating to an index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the funds to lose money or underperform. The funds could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Sampling Index Tracking Risk. An index fund may not fully replicate its respective index and may hold securities not included in the respective index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach it may not track the return of the index as well as it would if a fund purchased all of the securities in the index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Portfolio Turnover Risk. (Schwab U.S. Aggregate Bond Index Fund only). The fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index, primarily due to the fund rolling over its positions in TBAs as it tracks the portion of the index represented by mortgage-backed securities. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund’s shareholders.
Liquidity Risk. The funds may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the funds may have to sell them at a loss.
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

3. Risk Factors (continued):
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, a fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause a fund to forgo future interest income on the portion of the security’s principal repaid early and force a fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause a fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt a fund’s performance.
Non-U.S. Issuer Risk. Certain funds may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities. A fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Derivatives Risk. Certain funds may invest in derivative instruments. The principal types of derivatives used by the funds are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk, liquidity risk and leverage risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in fair value during periods of rising interest rates. Certain of the mortgage-backed securities in which a fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause a fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through TBA transactions. A fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which a fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. A fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Inflation-Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

3. Risk Factors (continued):
Leverage Risk. Certain fund transactions, such as derivatives transactions, TBA transactions and mortgage dollar rolls, may give rise to a form of leverage and may expose the funds to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on each fund’s average daily net assets as follows:
SCHWAB TREASURY INFLATION PROTECTED SECURITIES INDEX FUND	SCHWAB U.S. AGGREGATE BOND INDEX FUND	SCHWAB SHORT-TERM BOND INDEX FUND
0.05%	0.04%	0.06%
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of each fund in this report that are owned by other funds in the Fund Complex as of August 31, 2024, as applicable:
UNDERLYING FUNDS
	SCHWAB TREASURY INFLATION PROTECTED SECURITIES INDEX FUND	SCHWAB U.S. AGGREGATE BOND INDEX FUND	SCHWAB SHORT-TERM BOND INDEX FUND
Schwab Balanced Fund	— %	4.9%	— %
Schwab MarketTrack Balanced Portfolio	— %	4.1%	0.4%
Schwab MarketTrack Conservative Portfolio	— %	2.2%	0.1%
Schwab MarketTrack Growth Portfolio	— %	3.0%	— %
Schwab Monthly Income Fund - Flexible Payout	— %	0.2%	— %
Schwab Monthly Income Fund - Income Payout	— %	0.3%	— %
Schwab Monthly Income Fund - Target Payout	— %	0.1%	— %
Schwab Target 2010 Fund	0.1%	0.2%	0.2%
Schwab Target 2015 Fund	0.1%	0.2%	0.3%
Schwab Target 2020 Fund	0.8%	1.5%	1.6%
Schwab Target 2025 Fund	0.9%	1.9%	2.0%
Schwab Target 2030 Fund	0.8%	2.8%	2.8%
Schwab Target 2035 Fund	— %	1.2%	1.2%
Schwab Target 2040 Fund	— %	1.5%	1.6%
Schwab Target 2045 Fund	— %	0.2%	0.2%
Schwab Target 2050 Fund	— %	0.1%	0.2%
Schwab Target 2055 Fund	— %	0.1%	0.1%
Schwab Target 2060 Fund	— %	0.0%*	0.0%*
Schwab Target 2065 Fund	— %	0.0%*	0.0%*

*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 28, 2023. On September 28, 2023, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

6. Borrowing from Banks (continued):
September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 28, 2023. On September 28, 2023, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into futures contracts during the report period to manage the effects of interest rate changes. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.
The effects of the derivative contracts held in the Statement of Operations for the period ended August 31, 2024, if any, were:
	INTEREST RATE CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab U.S. Aggregate Bond Index Fund
Futures Contracts[1]	($190,773 )	($190,773 )

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.
During the period ended August 31, 2024, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Treasury Inflation Protected Securities Index Fund	$—	—
Schwab U.S. Aggregate Bond Index Fund	2,671,683 *	24 *
Schwab Short-Term Bond Index Fund	—	—

*
During the period, the fund did not hold futures contracts at any month-end. The average value and number of contracts were calculated by aggregating the highest daily values held each month during the period.

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

 8. Purchases and Sales/Maturities of Investment Securities:
For the period ended August 31, 2024, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	PURCHASES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	PURCHASES OF OTHER LONG-TERM SECURITIES	TOTAL PURCHASES OF LONG-TERM SECURITIES
Schwab Treasury Inflation Protected Securities Index Fund	$789,624,838	$—	$789,624,838
Schwab U.S. Aggregate Bond Index Fund	2,847,908,352	357,542,956	3,205,451,308
Schwab Short-Term Bond Index Fund	812,316,362	136,753,481	949,069,843
	SALES/MATURITIES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	SALES/MATURITIES OF OTHER LONG-TERM SECURITIES	TOTAL SALES/MATURITIES OF LONG-TERM SECURITIES
Schwab Treasury Inflation Protected Securities Index Fund	$1,028,575,397	$—	$1,028,575,397
Schwab U.S. Aggregate Bond Index Fund	2,493,103,655	267,892,882	2,760,996,537
Schwab Short-Term Bond Index Fund	821,791,291	197,363,324	1,019,154,615
*
Includes securities guaranteed by U.S. Government Agencies.

9. Federal Income Taxes:
As of August 31, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Treasury Inflation Protected Securities Index Fund	$2,680,270,513	$6,863,141	($211,622,894 )	($204,759,753 )
Schwab U.S. Aggregate Bond Index Fund	5,477,256,240	22,778,171	(296,848,429)	(274,070,258)
Schwab Short-Term Bond Index Fund	1,478,956,086	18,137,918	(10,455,314)	7,682,604
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Treasury Inflation Protected Securities Index Fund	$40,848,115	($204,759,753 )	($195,980,931 )	($359,892,569 )
Schwab U.S. Aggregate Bond Index Fund	2,110,616	(274,070,258)	(355,818,752)	(627,778,394)
Schwab Short-Term Bond Index Fund	1,903,109	7,682,604	(131,297,272)	(121,711,559)
The components of distributable earnings on a tax basis may not match the Total distributable earnings line item on the Statement of Assets and Liabilities due to other temporary timing differences.
Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of paydown gains and losses and sales on TIPS.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2024, the funds had capital loss carryforwards available as follows:

Schwab Treasury Inflation Protected Securities Index Fund	$195,980,931
Schwab U.S. Aggregate Bond Index Fund	355,818,752
Schwab Short-Term Bond Index Fund	131,297,272

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes (continued)

9. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Treasury Inflation Protected Securities Index Fund	$93,949,390	$143,952,912	$21,184,284
Schwab U.S. Aggregate Bond Index Fund	171,474,159	130,788,565	—
Schwab Short-Term Bond Index Fund	56,641,401	42,183,526	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of August 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements.  The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal year ended August 31, 2024, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Investments and Shareholders of Schwab Treasury Inflation Protected Securities Index Fund, Schwab U.S. Aggregate Bond Index Fund, and Schwab Short-Term Bond Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Treasury Inflation Protected Securities Index Fund, Schwab U.S. Aggregate Bond Index Fund, and Schwab Short-Term Bond Index Fund (the “Funds”), three of the funds constituting Schwab Investments, as of August 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
October 17, 2024
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Investments (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Treasury Inflation Protected Securities Index Fund, Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Funds had closely tracked their respective indexes in 2023, with all of the Funds performing in their expected performance ranges. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Schwab Short-Term Bond Index Fund had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board noted that the Fund’s performance peer group included actively managed peers and concluded that other factors relevant to performance supported renewal of the Agreement with respect to the Fund including that the underperformance was attributable, to a significant extent, to investment decisions by the investment adviser that were reasonable and consistent with the Fund’s investment objective and policies. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to other mutual funds and exchange-traded funds that it manages. The Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by other similar mutual funds tracking fixed income indices. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to

Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

Schwab Taxable Bond Funds
the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and noted the impact of regulatory and other developments on the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Taxable Bond Funds | Annual Holdings and Financial Statements

MFR13655-27
00303679

Annual Holdings and Financial Statements | August 31, 2024
Schwab Municipal Bond Funds

Schwab Tax-Free Bond Fund
Schwab California Tax-Free Bond Fund
Schwab Opportunistic Municipal Bond Fund

In This Report

Financial Statements and Portfolio Holdings
Schwab Tax-Free Bond Fund	2
Schwab California Tax-Free Bond Fund	22
Schwab Opportunistic Municipal Bond Fund	37
Financial Notes	53
Report of Independent Registered Public Accounting Firm	62
Investment Advisory Agreement Approval	63
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
1

Schwab Tax-Free Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20
Per-Share Data
Net asset value at beginning of period	$10.82	$10.93	$12.22	$12.13	$12.12
Income (loss) from investment operations:
Net investment income (loss)[1]	0.37	0.32	0.22	0.21	0.26
Net realized and unrealized gains (losses)	0.23	(0.11)	(1.24)	0.16	0.04 [2]
Total from investment operations	0.60	0.21	(1.02)	0.37	0.30
Less distributions:
Distributions from net investment income	(0.37)	(0.32)	(0.22)	(0.21)	(0.26)
Distributions from net realized gains	—	—	(0.05)	(0.07)	(0.03)
Total distributions	(0.37)	(0.32)	(0.27)	(0.28)	(0.29)
Net asset value at end of period	$11.05	$10.82	$10.93	$12.22	$12.13
Total return	5.64%	1.93%	(8.48%)	3.03%	2.52%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.38%	0.38%	0.48%[3,4]	0.49%	0.49%
Gross operating expenses	0.41%	0.41%	0.53%[4]	0.55%	0.55%
Net investment income (loss)	3.39%	2.92%	1.88%	1.72%	2.14%
Portfolio turnover rate	127%	101%	87%	53%	99%
Net assets, end of period (x 1,000)	$591,612	$545,929	$542,993	$801,234	$757,844

[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Effective July 1, 2022, the net operating expense limitation was lowered from 0.49% to 0.38%. The ratio presented for the year ended August 31, 2022, is a blended ratio.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 101.5% OF NET ASSETS
ALABAMA 3.1%
Black Belt Energy Gas District
Gas RB Series 2022C1	5.25%	06/01/25	1,175,000	1,189,434
Gas RB Series 2022D1	4.00%	07/01/52 (a)	4,000,000	4,034,618
Energy Southeast Cooperative District
Energy Supply RB Series 2024B	5.25%	07/01/54 (a)	2,000,000	2,175,059
Jefferson Cnty
Sewer RB Series 2024	5.25%	10/01/49 (a)	2,500,000	2,701,698
Southeast Energy Auth
RB Series 2021B	4.00%	12/01/51 (a)	2,000,000	2,004,499
RB Series 2022A1	5.50%	01/01/53 (a)	2,000,000	2,166,977
The Southeast Alabama Gas District
Gas Supply Refunding RB Series 2024B	5.00%	06/01/49 (a)	1,500,000	1,609,858
Univ of Montevallo
RB Series 2017	5.00%	05/01/42 (a)	2,150,000	2,238,094
				18,120,237
ARIZONA 1.1%
Arizona IDA
RB Series 2023A	5.00%	11/01/28 (a)	2,500,000	2,669,540
Chandler Industrial Development Auth
IDRB (Intel Corp) Series 2019	4.00%	06/01/49 (a)(b)	1,750,000	1,772,859
IDRB (Intel Corp) Series 2022	5.00%	09/01/42 (a)	2,000,000	2,059,238
				6,501,637
CALIFORNIA 8.8%
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2022A	0.00%	10/01/49 (a)(c)	1,500,000	882,988
Bay Area Toll Auth
Toll Bridge RB Series 2021C (SIFMA Municipal Swap Index + 0.45%)	3.37%	04/01/56 (a)(d)	5,000,000	4,982,182
California
GO Bonds	4.00%	08/01/36 (a)(e)	4,500,000	4,787,407
California Community Choice Financing Auth
RB (Deutsche Bank) Series 2023C	5.25%	01/01/54 (a)	3,000,000	3,220,213
California Educational Facilities Auth
RB (St Marys College) Series 2023A	5.50%	10/01/53 (a)	300,000	320,446
California Health Facilities Financing Auth
RB (CommonSpirit Health) Series 2024A	5.00%	12/01/38 (a)	1,150,000	1,317,933
RB (Kaiser Permanente) Series 2017A2	4.00%	11/01/44 (a)	1,500,000	1,483,474
California Public Finance Auth
RB (PIH Health) Series 2024A	5.00%	06/01/39 (a)	1,625,000	1,825,137
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
3

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California Statewide Communities Development Auth
Hospital Refunding RB (Univ of Southern California) Series 2018	5.00%	01/01/25	1,000,000	1,007,057
RB (Loma Linda Univ Medical Center) Series 2016A	5.00%	12/01/36 (a)	1,500,000	1,528,823
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	1,065,000	1,106,036
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	3,700,000	3,560,744
Los Angeles USD
GO Refunding Bonds Series 2024A	5.00%	07/01/31	5,000,000	5,808,599
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	2,960,000	3,217,056
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (a)	755,000	756,712
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2023B	5.00%	07/01/32	5,000,000	5,542,879
San Diego USD
GO Bonds Series 2008C	0.00%	07/01/35 (f)	1,300,000	925,229
GO Bonds Series 2010C	0.00%	07/01/31 (f)	1,250,000	1,031,602
GO Bonds Series 2010C	0.00%	07/01/32 (f)	1,500,000	1,196,994
GO Bonds Series 2010C	0.00%	07/01/33 (f)	1,000,000	770,078
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/39 (a)	2,450,000	2,563,156
RB 2nd Series 2019E	5.00%	05/01/40 (a)	425,000	443,173
RB 2nd Series 2022A	5.00%	05/01/30	800,000	870,560
RB 2nd Series 2022A	5.00%	05/01/31	1,695,000	1,861,143
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,060,000	1,060,000
				52,069,621
COLORADO 2.2%
Colorado Educational & Cultural Facilities Auth
Charter School RB (Loveland Classical Schools) Series 2023	4.75%	07/01/43 (a)(g)	610,000	625,583
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2022A	5.00%	11/01/31	1,300,000	1,457,074
RB (CommonSpirit Health) Series 2022A	5.00%	11/01/32	1,500,000	1,698,164
RB (CommonSpirit Health) Series 2024A	5.00%	12/01/39 (a)	2,000,000	2,250,129
Denver
Airport System RB Series 2017A	5.00%	11/15/27	1,865,000	1,967,500
Airport System Sub RB Series 2023B	5.00%	11/15/24	1,380,000	1,384,169
Airport System Sub RB Series 2023B	5.00%	11/15/31	2,000,000	2,192,493
Airport System Sub RB Series 2023B	5.00%	11/15/32	1,000,000	1,104,399
Dedicated Tax RB Series 2018A-2	0.00%	08/01/31 (a)(f)	380,000	291,093
				12,970,604
CONNECTICUT 0.4%
Connecticut
GO Bonds Series 2020A	4.00%	01/15/37 (a)	2,000,000	2,055,207
GO Bonds Series 2024B	4.00%	01/15/41 (a)	500,000	512,522
				2,567,729
See financial notes
4
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
DISTRICT OF COLUMBIA 0.4%
Metropolitan Washington Airports Auth
Sr Lien Refunding RB (Dulles Metrorail) Series 2019A	5.00%	10/01/44 (a)	2,150,000	2,240,836
FLORIDA 6.1%
Florida Development Finance Corp
Healthcare Facilities RB (Tampa General Hospital) Series 2024B	5.00%	08/01/56 (a)	2,000,000	2,189,146
RB (Brightline Trains) Series 2024	5.50%	07/01/53 (a)	5,000,000	5,188,251
Florida Higher Educational Facilities Financing Auth
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/25	450,000	456,608
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/27	685,000	711,900
Florida Insurance Assistance Interlocal Agency
Insurance Assessment RB Series 2023A1	5.00%	09/01/25 (a)	2,750,000	2,776,503
Hialeah
RB Series 2022	5.00%	10/01/31	1,585,000	1,745,342
RB Series 2022	5.00%	10/01/37 (a)	2,360,000	2,559,926
Hillsborough Cnty IDA
Health System RB (Baycare Health) Series 2024C	5.00%	11/15/29 (e)	1,000,000	1,107,359
Health System RB (Baycare Health) Series 2024C	5.00%	11/15/34 (e)	1,500,000	1,749,424
Health System RB (Baycare Health) Series 2024C	4.13%	11/15/51 (a)(e)	1,000,000	972,428
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (a)	910,000	946,806
Lee Cnty Industrial Development Auth
Healthcare Facilities RB (Shell Point Obligated Group) Series 2024A	5.25%	11/15/54 (a)	3,000,000	3,189,630
Healthcare Facilities RB (Shell Point Obligated Group) Series 2024B2	4.38%	11/15/29 (a)	1,000,000	1,004,631
Healthcare Facilities RB (Shell Point Obligated Group) Series 2024B3	4.13%	11/15/29 (a)	1,000,000	1,004,652
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	400,829
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (a)	250,000	250,664
Miami-Dade Cnty
Refunding RB Series 2020A	4.00%	10/01/37 (a)	2,205,000	2,236,786
Pasco Cnty
RB (Moffitt Cancer Center) Series 2023A	5.75%	09/01/54 (a)	500,000	561,608
Seminole Cnty
Refunding RB Series 2022	5.00%	10/01/52 (a)	1,000,000	1,066,656
Tampa
Tax Allocation RB (Moffitt Cancer Center) Series 2020A	0.00%	09/01/35 (a)(f)	1,550,000	994,587
Tax Allocation RB (Moffitt Cancer Center) Series 2020A	0.00%	09/01/36 (a)(f)	800,000	488,368
Tax Allocation RB (Moffitt Cancer Center) Series 2020A	0.00%	09/01/37 (a)(f)	855,000	498,448
Tax Allocation RB (Moffitt Cancer Center) Series 2020A	0.00%	09/01/38 (a)(f)	1,000,000	553,527
Tax Allocation RB (Moffitt Cancer Center) Series 2020A	0.00%	09/01/49 (a)(f)	1,200,000	363,773
Tampa Bay Water
Utility System RB Series 2022	5.25%	10/01/47 (a)	1,500,000	1,650,990
Village Community Dev Dist. No.15
RB Series 2023	4.38%	05/01/33 (a)	400,000	408,888
RB Series 2023	4.85%	05/01/38 (a)	500,000	515,596
RB Series 2023	5.25%	05/01/54 (a)	500,000	517,830
				36,111,156
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
5

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GEORGIA 3.0%
Atlanta
Airport PFC & Sub Lien RB Series 2022D	5.00%	07/01/36 (a)	4,640,000	5,048,443
Columbia Cnty Hospital Auth
Revenue Anticipation Certificates (Wellstar Health System) Series 2023A	5.75%	04/01/53 (a)	500,000	567,829
Gainesville & Hall Cnty Hospital Auth
Revenue Anticipation Certificates (Northeast Georgia Health System) Series 2024	5.00%	10/15/34	500,000	573,442
Georgia State Road & Tollway Auth
Managed Lane System RB Series 2021A	4.00%	07/15/37 (a)	1,515,000	1,598,610
Main Street Natural Gas Inc
Gas Supply RB Series 2023A	5.00%	06/01/53 (a)	3,000,000	3,190,435
Gas Supply RB Series 2023B	5.00%	09/01/24	550,000	550,000
Gas Supply RB Series 2023B	5.00%	03/01/25	390,000	392,333
Gas Supply RB Series 2023D	5.00%	05/01/54 (a)	1,250,000	1,328,097
Gas Supply RB Series 2024B	5.00%	12/01/54 (a)	2,000,000	2,169,670
Gas Supply RB Series 2024C	5.00%	12/01/54 (a)(b)	2,000,000	2,141,011
				17,559,870
GUAM 0.4%
Guam Waterworks Auth
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/36 (a)	1,250,000	1,395,470
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/38 (a)	500,000	554,483
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/40 (a)	500,000	547,321
				2,497,274
HAWAII 0.2%
Hawaii
Airport System RB Series 2020A	4.00%	07/01/35 (a)	1,500,000	1,497,595
IDAHO 0.1%
Jerome Jt SD #261
GO Bonds Series 2022	5.25%	09/15/42 (a)(g)	500,000	558,775
ILLINOIS 9.8%
Bellwood Village
GO Refunding Bonds Series 2014	5.00%	12/01/32 (a)	1,705,000	1,714,165
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (a)	1,855,000	1,947,313
Chicago
2nd Lien Wastewater Refunding RB Series 2024A	5.00%	01/01/40 (a)	1,000,000	1,125,917
GO Bonds Series 2019A	5.50%	01/01/35 (a)	1,450,000	1,555,736
GO Bonds Series 2023A	5.00%	01/01/34 (a)	1,000,000	1,093,919
GO Bonds Series 2023A	5.50%	01/01/39 (a)	1,500,000	1,655,324
GO Bonds Series 2024A	5.00%	01/01/44 (a)	2,250,000	2,372,743
GO Bonds Series 2024A	5.00%	01/01/45 (a)	2,000,000	2,104,480
Chicago Board of Education
ULT GO Bonds Series 2023A	5.00%	12/01/30	750,000	796,288
Chicago Housing Auth
GO Bonds Series 2018A	5.00%	01/01/27	1,000,000	1,046,895
GO Bonds Series 2018A	5.00%	01/01/28	1,000,000	1,066,831
See financial notes
6
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Chicago Midway Airport
Sr Lien Airport Refunding RB Series 2023C	5.00%	01/01/36 (a)	2,500,000	2,730,864
Chicago O’Hare International Airport
OHare General Airport Sr Lien Refunding RB Series 2012A	5.00%	01/01/33 (a)	400,000	406,520
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (a)	1,750,000	1,759,380
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (a)	1,135,000	1,141,083
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/29 (a)	400,000	409,645
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/31 (a)	1,000,000	1,021,542
Chicago Park District
LT GO Refunding Bonds Series 2023C	5.00%	01/01/37 (a)	600,000	660,543
Chicago Transit Auth Sales Tax
Sales Tax RB Series 2014	5.25%	12/01/49 (a)	3,000,000	3,004,870
Illinois
GO Bonds Series 2018	5.00%	05/01/31 (a)	1,000,000	1,063,172
GO Bonds Series 2019A	5.00%	11/01/27	2,500,000	2,657,264
GO Bonds Series 2020	5.50%	05/01/25	1,500,000	1,524,129
GO Bonds Series 2021A	4.00%	03/01/40 (a)	2,000,000	1,963,029
GO Bonds Series 2023B	5.50%	05/01/47 (a)	1,000,000	1,098,104
GO Bonds Series 2023B	4.50%	05/01/48 (a)	500,000	501,358
GO Bonds Series May 2024B	5.25%	05/01/45 (a)	500,000	550,552
GO Bonds Series May 2024B	4.25%	05/01/46 (a)	1,000,000	974,934
GO Bonds Series May 2024B	5.25%	05/01/47 (a)	2,250,000	2,462,150
GO Refunding Bonds Series 2016	5.00%	02/01/28 (a)	1,500,000	1,572,427
GO Refunding Bonds Series 2018B	5.00%	10/01/33 (a)	1,500,000	1,589,444
Illinois Finance Auth
RB (OSF Healthcare System) Series 2020B1	5.00%	05/15/50 (a)(b)	1,150,000	1,150,623
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (a)	900,000	934,816
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (a)	960,000	991,554
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (a)	1,330,000	1,372,357
Refunding RB (OSF Healthcare System) Series 2018B	4.00%	11/15/37 (a)(g)(h)	400,000	400,000
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	715,867
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (a)	400,000	412,692
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2015A	5.00%	01/01/37 (a)	2,100,000	2,126,923
Toll Highway Sr RB Series 2024A	5.00%	01/01/38 (a)	750,000	864,330
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,353,802
Metropolitan Pier & Exposition Auth
RB Series 2015A	5.00%	06/15/53 (a)	2,000,000	2,012,605
Northern Illinois Univ
Auxiliary Facilities System RB Series 2021	5.00%	10/01/27	325,000	342,217
Auxiliary Facilities System RB Series 2021	5.00%	10/01/30	325,000	353,165
Auxiliary Facilities System Refunding RB Series 2020B	5.00%	04/01/29	400,000	429,025
Auxiliary Facilities System Refunding RB Series 2020B	4.00%	04/01/35 (a)	1,050,000	1,063,681
				58,094,278
IOWA 0.9%
PEFA Inc
Gas Project RB Series 2019	5.00%	09/01/49 (a)(b)	5,000,000	5,108,140
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
7

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
KANSAS 0.5%
Johnson & Miami Cnty USD No. 230
GO Bonds Series 2018A	5.00%	09/01/31 (a)	2,575,000	2,759,888
KENTUCKY 1.1%
Kentucky
COP 2015	5.00%	06/15/25	400,000	406,404
Kentucky Public Energy Auth
Gas Supply RB Series 2018C1	4.00%	12/01/49 (a)(b)	1,450,000	1,454,236
Gas Supply Refunding RB Series 2024B	5.00%	01/01/55 (a)(b)	3,500,000	3,803,404
Northern Kentucky Univ
RB Series 2019A	3.00%	09/01/40 (a)(g)	750,000	640,535
				6,304,579
LOUISIANA 2.0%
Louisiana Housing Corp M/F Revenue
S/F Mortgage RB Series 2023C	5.75%	12/01/53 (a)	1,780,000	1,947,265
Louisiana Offshore Terminal Auth
Port RB (LOOP LLC) Series 2007A	4.15%	09/01/27	3,000,000	3,048,244
Louisiana Public Facilities Auth
RB (Loyola Univ) Series 2023A	5.00%	10/01/38 (a)	1,000,000	1,075,929
Refunding RB (Ochsner Clinic Fdn) Series 2017	5.00%	05/15/27	500,000	523,632
Louisiana Stadium & Exposition District
Sr RB Series 2023A	5.25%	07/01/53 (a)	3,000,000	3,297,416
New Orleans
Public Improvement Bonds Series 2021A	5.00%	12/01/50 (a)	1,750,000	1,854,096
				11,746,582
MAINE 0.2%
Portland
General Airport Refunding RB Series 2019	5.00%	01/01/33 (a)	695,000	757,709
General Airport Refunding RB Series 2019	5.00%	01/01/34 (a)	620,000	674,857
				1,432,566
MARYLAND 1.5%
Baltimore Cnty
Metropolitan District GO Bonds 78th Issue	5.00%	02/01/46 (a)	2,000,000	2,031,770
Maryland
GO Bonds 1st Series 2018A	3.13%	03/15/33 (a)	3,600,000	3,557,895
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Health System) Series 2020	4.00%	07/01/45 (a)	600,000	580,139
Washington Cnty
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/25 (i)	550,000	553,247
Washington Suburban Sanitary District
GO BAN Series A	3.90%	06/01/27 (a)(g)(h)	2,100,000	2,100,000
				8,823,051
See financial notes
8
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MASSACHUSETTS 1.9%
Massachusetts Development Finance Agency
RB (Beth Israel Lahey Health) Series 2023M	5.00%	07/01/32	2,500,000	2,841,317
RB (Boston Medical Center) Series 2016E	5.00%	07/01/31 (a)	2,815,000	2,901,814
RB (Boston Medical Center) Series 2023G	5.00%	07/01/25	665,000	675,170
RB (Boston Medical Center) Series 2023G	5.00%	07/01/26	865,000	895,027
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (a)	950,000	965,103
RB (UMASS Memorial Health) Series 2016I	5.00%	07/01/36 (a)	1,815,000	1,854,818
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (a)	435,000	433,874
S/F Housing RB Series 203	4.50%	12/01/48 (a)	860,000	869,567
				11,436,690
MICHIGAN 2.1%
Detroit Mich Downtown Dev Auth
Refunding RB Series 2024	5.00%	07/01/48 (a)	1,500,000	1,586,433
Great Lakes Water Auth
Water Supply System 2nd Lien RB Series 2022B	5.25%	07/01/47 (a)	2,000,000	2,215,581
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (a)	1,645,000	1,646,868
RB Series 2014A	5.00%	11/01/25 (a)	1,100,000	1,101,416
Kentwood Public Schools
ULT GO Bonds Series 2023II	5.00%	05/01/53 (a)	3,000,000	3,216,800
Michigan Finance Auth
Sr RB (Provident Group HFH Energy LLC) Series 2024	5.00%	02/28/38 (a)	750,000	837,663
Sr RB (Provident Group HFH Energy LLC) Series 2024	5.00%	02/28/39 (a)	750,000	831,936
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (a)	50,000	49,963
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (a)	550,000	551,204
Airport RB Series 2014B	5.00%	12/01/33 (a)	625,000	626,317
				12,664,181
MINNESOTA 0.4%
Center City
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/26	315,000	317,977
Duluth ISD #709
Refunding COP Series 2019C	5.00%	02/01/25 (g)	375,000	378,084
Refunding COP Series 2019C	5.00%	02/01/26 (g)	400,000	412,893
Minnesota Higher Educational Facilities Auth
RB (St. Thomas Univ) Series 2024A	5.00%	10/01/42 (a)	1,000,000	1,092,081
				2,201,035
MISSISSIPPI 0.3%
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2011E	3.90%	11/01/35 (a)(h)	295,000	295,000
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
9

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Mississippi Development Bank
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/25	1,000,000	1,023,863
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/26	590,000	615,301
				1,934,164
MISSOURI 1.5%
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (a)	1,000,000	1,044,776
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (a)	1,050,000	1,094,949
Sr Living Facilities RB (Lutheran Sr Services) Series 2024A	5.25%	02/01/44 (a)	680,000	731,175
Sr Living Facilities RB (Lutheran Sr Services) Series 2024A	5.25%	02/01/48 (a)	1,250,000	1,329,123
Sr Living Facilities RB (Lutheran Sr Services) Series 2024A	5.25%	02/01/54 (a)	700,000	739,324
Missouri Housing Development Commission
S/F Mortgage RB Series 2017D	4.00%	05/01/47 (a)	410,000	411,679
S/F Mortgage RB Series 2018A	4.25%	05/01/49 (a)	910,000	918,421
St Louis
GO Bonds Series 2023A	5.00%	02/15/43 (a)	2,400,000	2,601,498
				8,870,945
MONTANA 0.5%
Montana Board of Housing
S/F Housing RB Series 2018A	4.00%	06/01/49 (a)	515,000	517,097
S/F Mortgage Bonds Series 2023B	6.00%	12/01/53 (a)	2,110,000	2,305,004
				2,822,101
NEBRASKA 0.7%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28	2,615,000	2,629,967
Sarpy Cnty SD No 0037
GO Bonds Series 2022B	5.00%	12/15/27 (a)	1,500,000	1,542,291
				4,172,258
NEVADA 0.5%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25	600,000	609,185
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27	605,000	631,307
Clark Cnty SD
LT GO Bonds Series 2018A	4.00%	06/15/36 (a)	1,800,000	1,818,538
				3,059,030
NEW HAMPSHIRE 0.5%
National Fin Auth Novant Health
Health Care Facilities RB (Novant Health) Series 2024B	4.05%	11/01/64 (a)(g)(h)	2,740,000	2,740,000
NEW JERSEY 3.4%
Atlantic City
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	302,736
See financial notes
10
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New Jersey Transportation Trust Fund Auth
Transportation Bonds Series 2023BB	5.00%	06/15/34 (a)	1,300,000	1,495,890
Transportation Bonds Series 2023BB	5.25%	06/15/50 (a)	2,000,000	2,190,186
Transportation Program Bonds Series 2015AA	5.25%	06/15/41 (a)	4,050,000	4,089,321
Transportation Program Bonds Series 2023AA	4.25%	06/15/44 (a)	1,000,000	1,009,184
Transportation Program Notes Series 2014 BB1	5.00%	06/15/33 (a)	3,500,000	3,743,150
Transportation System Bonds Series 2023A	4.25%	06/15/40 (a)	3,000,000	3,090,215
Transportation System RB Series 2019BB	5.00%	06/15/44 (a)	2,550,000	2,643,871
New Jersey Turnpike Auth
Turnpike RB Series 2022B	4.25%	01/01/43 (a)	1,750,000	1,795,576
				20,360,129
NEW MEXICO 0.1%
New Mexico Mortgage Finance Auth
S/F Mortgage RB Series 2018B	4.00%	01/01/49 (a)	715,000	717,847
NEW YORK 11.5%
Metropolitan Transportation Auth
Transportation RB Series 2015A2	5.00%	11/15/45 (a)(b)	2,845,000	3,108,296
Transportation RB Series 2020C1	4.75%	11/15/45 (a)	1,200,000	1,230,885
Transportation Refunding RB Series 2024A	5.00%	11/15/36 (a)	2,000,000	2,272,046
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (a)	500,000	500,610
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (a)	250,000	250,268
New York City
GO Bonds Fiscal 2018 Series B4	3.90%	10/01/46 (a)(g)(h)	415,000	415,000
GO Bonds Fiscal 2022 Series A1	4.00%	08/01/38 (a)	2,000,000	2,039,303
GO Bonds Fiscal 2024 Series D	4.00%	04/01/41 (a)	1,970,000	1,977,496
GO Bonds Fiscal 2025 Series C1	5.00%	09/01/27 (e)	2,000,000	2,140,770
New York City Transitional Finance Auth
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (a)	2,000,000	2,135,140
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/36 (a)	1,450,000	1,543,293
Future Tax Secured Sub Bonds Fiscal 2020 Series A2	5.00%	05/01/39 (a)	5,000,000	5,338,052
Future Tax Secured Sub Bonds Fiscal 2023 Series F1	5.00%	02/01/45 (a)	2,500,000	2,738,572
Future Tax Secured Sub Bonds Fiscal 2024 Series D1	5.00%	11/01/37 (a)	1,000,000	1,152,257
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	5.00%	05/01/46 (a)	2,785,000	3,071,881
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	4.13%	05/01/52 (a)	1,850,000	1,837,208
New York State Dormitory Auth
RB (New York Institute of Technology) Series 2024	5.00%	07/01/41 (a)	600,000	654,364
RB (Rochester Institute of Technology) Series 2022A	5.00%	07/01/39 (a)	1,000,000	1,110,211
State Personal Income Tax RB Series 2019A	5.00%	03/15/46 (a)	5,000,000	5,243,121
State Personal Income Tax RB Series 2019D	5.00%	02/15/48 (a)	5,000,000	5,299,070
New York State Thruway Auth
General RB Series O	4.00%	01/01/40 (a)	1,865,000	1,876,904
General RB Series P	5.00%	01/01/38 (a)	500,000	581,064
New York Transportation Development Corp
Special Facilities RB (JFK Airport - New Terminal 1) Series 2023	5.50%	06/30/38 (a)	1,000,000	1,107,082
Special Facilities RB (JFK Airport - New Terminal 1) Series 2024	5.00%	06/30/54 (a)	3,250,000	3,390,405
Special Facilities RB (JFK Airport - New Terminal 1) Series 2024	5.50%	06/30/54 (a)	2,000,000	2,145,256
Special Facilities RB (JFK Airport - Terminal 4) Series 2020A	5.00%	12/01/31 (a)	500,000	537,977
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
11

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Port Auth of New York & New Jersey
Consolidated Bonds 221st Series	5.00%	07/15/34 (a)	2,835,000	3,063,254
Consolidated Bonds 236th Series	5.00%	01/15/37 (a)	1,000,000	1,095,649
Consolidated Bonds 236th Series	5.00%	01/15/38 (a)	1,000,000	1,090,955
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (a)(i)	4,000,000	4,008,389
Triborough Bridge & Tunnel Auth
Sales Tax RB Series 2023A	4.00%	05/15/48 (a)	2,000,000	1,969,744
Sr Lien RB Series 2021A1	5.00%	05/15/51 (a)	3,000,000	3,196,867
				68,121,389
NORTH CAROLINA 2.6%
Brunswick Cnty
GO Bonds Series 2018	3.20%	08/01/34 (a)	2,230,000	2,195,994
Greater Asheville Regional Airport Auth
Airport System RB Series 2022A	5.50%	07/01/47 (a)	2,000,000	2,187,432
Airport System RB Series 2022A	5.50%	07/01/52 (a)	1,500,000	1,627,403
North Carolina Capital Facilities Finance Agency
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/25	500,000	506,118
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/26	1,735,000	1,780,477
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/30 (a)	1,000,000	1,011,152
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/31 (a)	1,305,000	1,317,033
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/32 (a)	1,255,000	1,264,841
North Carolina Medical Care Commission Retirement Facilities
Retirement Facilities 1st Mortgage RB (Carolina Meadows) Series 2024	5.25%	12/01/54 (a)	2,385,000	2,552,605
Retirement Facilities 1st Mortgage RB (United Methodist Retirement Homes) Series 2024A	5.13%	10/01/54 (a)	1,000,000	1,041,795
				15,484,850
NORTH DAKOTA 0.1%
West Fargo
Refunding Bonds Series 2019B	4.00%	05/01/25	400,000	402,593
OHIO 1.5%
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Refunding Bonds Series 2020A-2	5.00%	06/01/34 (a)	5,000,000	5,370,315
Cleveland
Airport System RB Series 2019B	5.00%	01/01/26	1,045,000	1,071,262
Columbus
ULT GO Bonds Series 2017A	3.15%	04/01/35 (a)	2,500,000	2,469,224
				8,910,801
OKLAHOMA 0.2%
Norman Regional Hospital Auth
Hospital RB Series 2019	5.00%	09/01/45 (a)	1,050,000	1,052,270
Oklahoma Development Finance Auth
Lease RB Series 2014A	4.00%	06/01/27 (a)	29,000	29,016
				1,081,286
See financial notes
12
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
OREGON 1.5%
Astoria Hospital Facilities Auth
RB (Columbia Memorial Hospital) Series 2024	5.25%	08/01/49 (a)	750,000	803,278
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	145,000	146,140
Gresham-Barlow SD #10Jt
GO Bonds Series 2019	0.00%	06/15/34 (a)(f)(g)	300,000	206,434
GO Bonds Series 2019	0.00%	06/15/35 (a)(f)(g)	265,000	174,621
GO Bonds Series 2019	0.00%	06/15/36 (a)(f)(g)	420,000	263,963
GO Bonds Series 2019	0.00%	06/15/37 (a)(f)(g)	500,000	300,314
Lane Cnty SD
GO Bonds Series 2023	0.00%	06/15/38 (a)(f)(g)	750,000	411,016
Port of Portland Airport
Airport RB Series 27A	4.00%	07/01/39 (a)	2,000,000	1,965,775
Seaside
Transient Lodging Tax RB Series 2018	5.00%	12/15/37 (a)	1,875,000	2,003,190
Umatilla SD #6R
GO Bonds Series 2017	5.00%	06/15/29 (a)(g)	340,000	361,818
GO Bonds Series 2017	5.00%	06/15/30 (a)(g)	300,000	318,317
GO Bonds Series 2017	5.00%	06/15/32 (a)(g)	350,000	370,222
GO Bonds Series 2017	5.00%	06/15/33 (a)(g)	520,000	549,699
GO Bonds Series 2017	5.00%	06/15/34 (a)(g)	350,000	369,642
GO Bonds Series 2017	5.00%	06/15/35 (a)(g)	410,000	432,331
GO Bonds Series 2023B	0.00%	06/15/53 (a)(f)(g)	1,600,000	386,981
				9,063,741
PENNSYLVANIA 3.2%
Lancaster Cnty Hospital Auth
RB (Penn State Health) Series 2021	5.00%	11/01/46 (a)	1,000,000	1,043,950
Pennsylvania Economic Development Financing Auth
Solid Waste Disposal Refunding RB (Republic Services Inc) Series 2019A	4.10%	04/01/34 (a)(b)	2,500,000	2,500,525
Pennsylvania State Turnpike Commission
RB Series 2014A	5.00%	12/01/44 (a)	3,000,000	3,007,702
RB Series 2022B	5.00%	12/01/47 (a)	1,000,000	1,081,449
RB Series 2022B	5.25%	12/01/52 (a)	750,000	815,991
Sub RB Series 2021B	4.00%	12/01/51 (a)	3,400,000	3,187,261
Philadelphia
GO Refunding Bonds Series 2019A	5.00%	08/01/25	745,000	760,207
GO Refunding Bonds Series 2019A	5.00%	08/01/26	1,000,000	1,044,137
Philadelphia Redevelopment Auth Financing Corp
RB Series 2023B	5.00%	09/01/43 (a)	3,000,000	3,244,293
Pocono Mountains Park Auth
Hospital RB (St Luke’s Hospital) Series 2015A	5.00%	08/15/40 (a)	2,000,000	2,007,941
				18,693,456
PUERTO RICO 0.6%
Puerto Rico Sales Tax Financing Corp
Restructured Sales Tax Bonds Series 2019A1	5.00%	07/01/58 (a)	3,321,000	3,335,687
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
13

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RHODE ISLAND 0.7%
Rhode Island Health & Educational Building Corp
Higher Education Facility RB (Bryant Univ) Series 2024	5.00%	06/01/42 (a)	2,030,000	2,234,200
Hospital Financing RB (Lifespan Obligated Group) Series 2024	5.00%	05/15/38 (a)	750,000	830,159
Hospital Financing RB (Lifespan Obligated Group) Series 2024	5.00%	05/15/39 (a)	600,000	659,187
Hospital Financing RB (Lifespan Obligated Group) Series 2024	5.00%	05/15/44 (a)	565,000	606,438
				4,329,984
SOUTH CAROLINA 1.4%
South Carolina Jobs Economic Development Auth
Health Care Facilities RB (Novant Health) Series 2024A	4.25%	11/01/47 (a)	3,000,000	3,014,513
South Carolina Public Service Auth
Refunding RB Series 2020A	4.00%	12/01/40 (a)	4,000,000	3,941,290
Refunding RB Series 2024B	4.13%	12/01/44 (a)	1,100,000	1,090,802
				8,046,605
SOUTH DAKOTA 0.3%
Clay Cnty
GO Bonds Series 2023	4.25%	12/01/48 (a)	1,000,000	1,000,594
South Dakota Health & Educational Facilities Auth
RB Series 2015	5.00%	11/01/26 (a)	1,000,000	1,024,722
				2,025,316
TENNESSEE 1.3%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24 (i)	600,000	600,832
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (a)	950,000	954,041
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
Educational Facilities RB (Belmont Univ) Series 2023	5.25%	05/01/48 (a)	1,500,000	1,631,898
Metropolitan Nashville Airport Auth
RB Series 2022B	5.25%	07/01/47 (a)	1,500,000	1,600,142
RB Series 2022B	5.50%	07/01/52 (a)	1,250,000	1,356,169
Shelby Cnty Health, Educational & Housing Facilities Board
Health Care Refunding (Baptist Memorial Health Care) RB Series 2024B	5.00%	09/01/49 (a)(b)	1,000,000	1,075,869
Tennessee Housing Development Agency Home Ownership
Residential Finance Program Bonds Series 2023-3A	6.25%	01/01/54 (a)	495,000	546,339
				7,765,290
TEXAS 14.7%
Allen
GO Revenue & Refunding Bonds Series 2024	5.00%	08/15/37 (a)(e)	1,000,000	1,139,844
Austin
Airport System RB Series 2022	5.00%	11/15/32	500,000	552,199
Airport System RB Series 2022	5.25%	11/15/47 (a)	2,500,000	2,684,299
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (a)	1,100,000	1,117,988
Sr Lien RB Series 2015A	5.00%	01/01/30 (a)(i)	1,520,000	1,548,260
City of Alvin
Water & Sewer System RB Series 2023	4.00%	02/01/37 (a)	1,105,000	1,135,425
See financial notes
14
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Clear Creek ISD
ULT GO Refunding Bonds Series 2015A	4.00%	02/15/33 (a)(g)	750,000	751,957
Corpus Christi
Utility System Jr Lien RB Series 2022B	5.00%	07/15/47 (a)	4,000,000	4,294,843
Dallas
Sr Lien Special Tax RB (Kay Bailey Hutchison Convention Center) Series 2023	6.00%	08/15/53 (a)	5,000,000	5,042,872
Dallas-Fort Worth International Airport
Jt Refunding RB Series 2024	4.00%	11/01/49 (a)(e)	2,500,000	2,414,214
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(g)	930,000	931,379
Fort Worth ISD
ULT GO Bonds Series 2023	4.00%	02/15/48 (a)(g)	3,000,000	2,952,751
Galveston
1st Lien RB Series 2023	6.00%	08/01/43 (a)	1,250,000	1,415,864
Garland ISD
ULT GO Bonds Series 2023A	5.00%	02/15/39 (a)(g)	2,000,000	2,249,641
Georgetown ISD
ULT GO Bonds Series 2024	5.00%	02/15/35 (a)(g)	1,700,000	1,972,047
ULT GO Bonds Series 2024	4.25%	02/15/54 (a)(g)	1,500,000	1,480,597
Greater Texoma Utility Auth
RB Series 2023A	4.38%	10/01/53 (a)	2,000,000	2,002,714
RB Series 2024	5.00%	10/01/33	1,000,000	1,142,396
Greenwood ISD
ULT GO Bonds Series 2024	4.00%	02/15/54 (a)(g)	1,000,000	960,960
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Texas Childrens Hospital) Series 2021C	3.90%	10/01/41 (a)(g)(h)	930,000	930,000
Medical Facilities RB (Baylor College of Medicine) Series 2024A	5.00%	05/15/29 (a)	2,000,000	2,185,905
RB (Houston Methodist) Series 2020B	4.00%	12/01/59 (a)(h)	2,630,000	2,630,000
Houston
Sub Lien Refunding RB Series 2018A	5.00%	07/01/25	1,000,000	1,014,472
Lower Colorado River Auth
Refunding RB (LCRA Transmission Services) Series 2016	5.00%	05/15/46 (a)	3,915,000	3,969,833
McKinney
Waterworks & Sewer System RB Series 2022	5.00%	03/15/38 (a)	1,090,000	1,220,243
Newark Higher Education Finance Corp
Education RB (Orenda) Series 2023A	5.00%	08/15/43 (a)(g)	1,865,000	2,039,409
Education RB (Orenda) Series 2023A	4.00%	08/15/48 (a)(g)	1,000,000	975,347
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/37 (a)(g)	500,000	562,940
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/42 (a)(g)	600,000	658,509
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/47 (a)(g)	680,000	729,904
Education RB (The Hughen Center) Series 2022A	5.00%	08/15/52 (a)(g)	500,000	532,243
North East Texas Regional Mobility Auth
Sr Lien RB Series 2016A	5.00%	01/01/46 (a)	3,000,000	3,035,527
Northside ISD
Variable Rate ULT GO Refunding Bonds Series 2024B	3.45%	08/01/54 (a)(b)(g)	2,500,000	2,531,689
Prosper ISD
ULT GO Bonds Series 2019B	4.00%	02/15/50 (a)(g)	2,500,000	2,538,262
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
15

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Antonio
Electric & Gas System Refunding RB Series 2024A	5.25%	02/01/49 (a)	500,000	554,479
Electric & Gas System Refunding RB Series 2024B	5.00%	02/01/54 (a)	1,000,000	1,080,868
GO Bonds Series 2023	4.00%	02/01/42 (a)	2,000,000	2,027,385
Spring Branch ISD
ULT GO Refunding Bonds Series 2015B	4.00%	02/01/33 (a)(g)	3,000,000	3,005,296
Spring ISD
ULT GO Bonds Series 2023	5.00%	08/15/25	1,500,000	1,530,799
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White) Series 2022D	5.00%	11/15/51 (a)	1,000,000	1,059,245
RB (Christus Health) Series 2024A	5.00%	07/01/32 (a)	2,500,000	2,817,435
Texas City ISD
ULT GO Bonds Series 2023	4.00%	08/15/53 (a)(g)	2,000,000	1,932,264
Texas Dept of Housing & Community Affairs
Residential Mortgage RB Series 2019A	4.75%	01/01/49 (a)	870,000	884,738
S/F Mortgage RB Series 2018A	4.75%	03/01/49 (a)	575,000	583,083
Texas Municipal Gas Corp III
Gas Supply Refunding RB Series 2021	5.00%	12/15/31	1,250,000	1,356,120
Texas State Affordable Housing Corp Heroes 2019 Program
S/F Mortgage RB Series 2019A	4.25%	03/01/49 (a)	585,000	590,205
Texas Transportation Commission
2nd Tier Refunding RB Series 2024C	5.00%	08/15/35 (a)	4,000,000	4,556,572
Texas Transportation Corp
Sr Lien RB (NTE Mobility Partners) Series 2023	5.50%	12/31/58 (a)	1,835,000	2,003,645
Waxahachie
Tax & Revenue Certificates of Obligation Series 2023	4.13%	08/01/41 (a)	400,000	410,624
Tax & Revenue Certificates of Obligation Series 2023	4.25%	08/01/42 (a)	500,000	516,402
Tax & Revenue Certificates of Obligation Series 2023	4.25%	08/01/43 (a)	500,000	514,144
				86,767,837
UTAH 0.1%
Utah Board of Regents
Student Building Fee RB Series 2018	5.00%	03/01/27 (a)	360,000	363,628
Student Building Fee RB Series 2018	5.00%	03/01/28 (a)	425,000	429,263
				792,891
VERMONT 0.4%
Vermont HFA
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (a)	205,000	205,160
Multiple Purpose Bonds Series 2018A	4.00%	11/01/48 (a)	1,455,000	1,460,519
Multiple Purpose Bonds Series 2018C	4.75%	11/01/48 (a)	728,000	736,588
				2,402,267
VIRGINIA 2.7%
IDA of Fairfax Cnty
Health Care RB (Inova Health System) Series 2024	4.13%	05/15/54 (a)	5,500,000	5,402,282
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2021	4.00%	01/01/40 (a)	580,000	580,909
See financial notes
16
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Winchester IDA
RB (Valley Health System) Series 2024B1	3.75%	01/01/54 (a)(g)(h)	9,725,000	9,725,000
				15,708,191
WASHINGTON 2.7%
Central Puget Sound Regional Transit Auth
Sales & Motor Vehicle Excise Tax RB Series 2016S1	5.00%	11/01/46	2,250,000	2,670,552
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	485,000	487,302
King Cnty SD #403 Renton
ULT GO Bond Series 2023	4.00%	12/01/41 (a)(g)	1,000,000	1,025,437
Moses Lake SD #161
ULT GO Bonds Series 2018	5.00%	12/01/34 (a)(g)	1,000,000	1,069,173
ULT GO Bonds Series 2018	5.00%	12/01/35 (a)(g)	1,250,000	1,334,241
Port of Bellingham
Refunding RB 2019	5.00%	12/01/27	500,000	535,982
Refunding RB 2019	5.00%	12/01/29 (a)	500,000	549,954
Skagit Cnty Hospital District No 1
Hospital RB Series 2024	5.50%	12/01/38 (a)	300,000	330,816
Hospital RB Series 2024	5.50%	12/01/39 (a)	500,000	548,723
Tukwila SD #406
ULT GO Series 2018	5.00%	12/01/37 (a)(g)	2,830,000	3,007,524
Washington Health Care Facilities Auth
RB (Overlake Hospital) Series 2014	5.00%	07/01/29 (a)	780,000	780,323
Refunding RB (Overlake Hospital) Series 2017B	5.00%	07/01/32 (a)	1,845,000	1,889,866
Washington State Housing Finance Commission
RB Series 2024	5.00%	07/01/54 (a)	1,500,000	1,556,548
				15,786,441
WEST VIRGINIA 0.5%
West Virginia Hospital Finance Auth
Hospital RB (West Virginia Univ Health System) Series 2023A	4.25%	06/01/47 (a)	2,000,000	1,981,565
Hospital Revenue & Refunding Bonds (Vandalia Health) Series 2023B	6.00%	09/01/48 (a)	1,000,000	1,144,556
				3,126,121
WISCONSIN 1.8%
Wisconsin Center District
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/34 (a)(f)	1,820,000	1,233,315
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/35 (a)(f)	2,900,000	1,873,461
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/36 (a)(f)	3,000,000	1,849,120
Wisconsin Health & Educational Facilities Auth
RB (Fort HealthCare Inc) Series 2024B	5.00%	10/01/54 (a)	2,500,000	2,803,035
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (a)(i)	1,000,000	1,063,397
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
17

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (a)(i)	1,025,000	1,089,982
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (a)	1,000,000	1,002,299
				10,914,609
Total Municipal Securities (Cost $592,399,828)				600,702,153
Total Investments in Securities (Cost $592,399,828)				600,702,153

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(c)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(d)	Variable rate security; rate shown is effective rate at period end.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	Zero coupon bond.
(g)	Credit-enhanced or liquidity-enhanced.
(h)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(i)	Refunded bond.

BAN —	Bond anticipation note
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$600,702,153	$—	$600,702,153
Total	$—	$600,702,153	$—	$600,702,153

[1]	As categorized in the Portfolio Holdings.
See financial notes
18
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Statement of Assets and Liabilities

As of August 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $592,399,828)		$600,702,153
Cash		7,640
Receivables:
Interest		6,137,474
Fund shares sold		328,281
Prepaid expenses	+	35,777
Total assets		607,211,325

Liabilities
Payables:
Investments bought - delayed-delivery		14,264,720
Distributions to shareholders		785,654
Fund shares redeemed		254,303
Investment adviser fees		90,267
Shareholder service fees		73,173
Accrued expenses	+	131,515
Total liabilities		15,599,632
Net assets		$591,611,693

Net Assets by Source
Capital received from investors		$617,433,480
Total distributable loss	+	(25,821,787)
Net assets		$591,611,693

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$591,611,693		53,552,413		$11.05

See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
19

Schwab Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2023 through August 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers		$21,837,989

Expenses
Investment adviser and administrator fees		1,272,372
Shareholder service fees		842,109
Portfolio accounting fees		84,067
Registration fees		57,403
Professional fees		39,439
Shareholder reports		24,499
Custodian fees		16,599
Independent trustees’ fees		11,632
Transfer agent fees		2,333
Other expenses	+	11,491
Total expenses		2,361,944
Expense reduction	–	158,634
Net expenses	–	2,203,310
Net investment income		19,634,679

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(6,565,404)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	16,811,496
Net realized and unrealized gains		10,246,092
Increase in net assets resulting from operations		$29,880,771
See financial notes
20
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/23-8/31/24		9/1/22-8/31/23
Net investment income		$19,634,679	$16,377,641
Net realized losses		(6,565,404)	(11,180,748)
Net change in unrealized appreciation (depreciation)	+	16,811,496	6,900,206
Increase in net assets resulting from operations		$29,880,771	$12,097,099

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($19,607,926 )	($16,403,324 )

TRANSACTIONS IN FUND SHARES
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		25,033,618	$273,928,894	27,440,783	$296,820,374
Shares reinvested		946,594	10,313,538	905,527	9,830,758
Shares redeemed	+	(22,865,362)	(248,832,858)	(27,592,294)	(299,408,696)
Net transactions in fund shares		3,114,850	$35,409,574	754,016	$7,242,436

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		50,437,563	$545,929,274	49,683,547	$542,993,063
Total increase	+	3,114,850	45,682,419	754,016	2,936,211
End of period		53,552,413	$591,611,693	50,437,563	$545,929,274
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
21

Schwab California Tax-Free Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21	9/1/19– 8/31/20
Per-Share Data
Net asset value at beginning of period	$10.91	$11.01	$12.24	$12.26	$12.23
Income (loss) from investment operations:
Net investment income (loss)[1]	0.34	0.28	0.21	0.20	0.24
Net realized and unrealized gains (losses)	0.26	(0.10)	(1.17)	0.07	0.07
Total from investment operations	0.60	0.18	(0.96)	0.27	0.31
Less distributions:
Distributions from net investment income	(0.34)	(0.28)	(0.21)	(0.20)	(0.24)
Distributions from net realized gains	—	—	(0.06)	(0.09)	(0.04)
Total distributions	(0.34)	(0.28)	(0.27)	(0.29)	(0.28)
Net asset value at end of period	$11.17	$10.91	$11.01	$12.24	$12.26
Total return	5.55%	1.65%	(7.97%)	2.25%	2.54%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.38%	0.38%	0.48%[2,3]	0.49%	0.49%
Gross operating expenses	0.41%	0.41%	0.56%[3]	0.58%	0.58%
Net investment income (loss)	3.05%	2.55%	1.78%	1.64%	1.97%
Portfolio turnover rate	81%	65%	67%	43%	78%
Net assets, end of period (x 1,000)	$439,249	$399,865	$419,849	$504,491	$488,458

[1]	Calculated based on the average shares outstanding during the period.
[2]	Effective July 1, 2022, the net operating expense limitation was lowered from 0.49% to 0.38%. The ratio presented for the year ended August 31, 2022, is a blended ratio.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
22
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 102.9% OF NET ASSETS
CALIFORNIA 100.2%
Alameda City USD
GO Bonds Series 2022B	4.00%	08/01/52 (a)	1,000,000	987,989
Alameda Corridor Transportation Auth
2nd Sub Lien Refunding RB Series 2022C	5.00%	10/01/52 (a)	2,500,000	2,695,242
Sr Lien Refunding RB Series 2022A	0.00%	10/01/50 (a)(b)	3,000,000	1,757,261
Sr Lien Refunding RB Series 2024A	0.00%	10/01/52 (a)(c)	1,000,000	269,624
Sr Lien Refunding RB Series 2024A	0.00%	10/01/53 (a)(c)	1,000,000	255,981
Sub Lien Refunding RB Series 2024C	0.00%	10/01/49 (a)(c)	1,000,000	310,688
Sub Lien Refunding RB Series 2024C	0.00%	10/01/53 (a)(c)	1,000,000	246,937
Alhambra USD
GO Bonds Series B	5.25%	08/01/48 (a)	1,000,000	1,137,458
American Canyon Finance Auth
Refunding RB Series 2015	5.00%	09/02/25	690,000	706,125
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (a)	650,000	661,344
Bay Area Toll Auth
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(d)	3,000,000	2,983,974
Toll Bridge RB Series 2023A	3.85%	04/01/55 (a)(e)(f)	3,710,000	3,710,000
Toll Bridge RB Series 2024I	3.75%	04/01/59 (a)(e)(f)	4,400,000	4,400,000
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (c)	555,000	527,364
GO Bonds Series 2017	0.00%	08/01/34 (a)(c)	7,705,000	5,236,461
Burbank Glendale Pasadena Airport Auth
Sr Airport RB Series 2024B	4.38%	07/01/49 (a)	1,500,000	1,506,147
Sr Airport RB Series 2024B	4.50%	07/01/54 (a)	1,000,000	1,006,024
California
GO Bonds	5.00%	10/01/26 (a)	5,000	5,010
GO Bonds	5.00%	08/01/31 (g)	1,000,000	1,144,590
GO Bonds	5.00%	08/01/35 (a)(g)	5,000,000	5,883,132
GO Bonds	5.00%	09/01/39 (a)	1,250,000	1,413,691
GO Bonds	5.00%	10/01/45 (a)	1,420,000	1,582,125
GO Bonds Series 2003A1	3.50%	05/01/33 (a)(e)(f)	825,000	825,000
GO Bonds Series 2004A3	3.50%	05/01/34 (a)(e)(f)	580,000	580,000
GO Refunding Bonds	5.00%	10/01/25	5,000,000	5,130,610
GO Refunding Bonds	5.00%	04/01/30	1,055,000	1,186,631
GO Refunding Bonds	5.25%	08/01/32	3,250,000	3,776,038
GO Refunding Bonds	5.00%	08/01/34 (a)	3,500,000	3,560,649
GO Refunding Bonds	4.00%	03/01/36 (a)	1,395,000	1,452,463
GO Refunding Bonds	5.00%	10/01/36 (a)	2,000,000	2,297,141
GO Refunding Bonds Series 2016	5.00%	09/01/29 (a)	1,290,000	1,347,464
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	2,000,000	2,076,295
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
23

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California Cnty Tobacco Securitization Agency
Tobacco Settlement RB (Los Angeles Cnty Securitization) Series 2020A	4.00%	06/01/38 (a)	340,000	343,955
Tobacco Settlement Sr Refunding Bonds (Gold Country) Series 2020A	4.00%	06/01/37 (a)	1,095,000	1,114,585
California Community Choice Financing Auth
Clean Energy RB Series 2023D	5.50%	05/01/54 (a)(d)	6,000,000	6,430,867
RB (Deutsche Bank) Series 2023C	5.25%	01/01/54 (a)(d)	3,750,000	4,025,266
RB Series 2022A1	4.00%	05/01/53 (a)(d)	5,000,000	5,063,476
RB Series 2023F	5.50%	10/01/54 (a)(d)	4,200,000	4,671,880
RB Series 2023G1	5.25%	11/01/54 (a)(d)	2,000,000	2,157,329
California Educational Facilities Auth
RB (Art Center College of Design) Series 2018A	5.00%	12/01/35 (a)	1,250,000	1,315,389
RB (Santa Clara Univ) Series 2015	5.00%	04/01/45 (a)	2,000,000	2,016,977
RB (St Marys College) Series 2023A	5.25%	10/01/44 (a)	665,000	711,721
RB (University of Redlands) Series 2022A	5.00%	10/01/44 (a)	2,000,000	2,082,666
California Health Facilities Financing Auth
RB (Adventist Health) Series 2024A	5.00%	12/01/36 (a)	2,000,000	2,232,309
RB (Adventist Health) Series 2024A	5.25%	12/01/40 (a)	500,000	564,882
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/38 (a)	2,500,000	2,531,451
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/45 (a)	2,750,000	2,641,459
RB (CommonSpirit Health) Series 2024A	5.00%	12/01/39 (a)	1,000,000	1,140,151
RB (CommonSpirit Health) Series 2024A	5.00%	12/01/40 (a)	1,100,000	1,243,780
RB (CommonSpirit Health) Series 2024A	5.00%	12/01/41 (a)	1,000,000	1,124,934
RB (Episcopal Communities & Services) Series 2024A	3.85%	11/15/27 (a)	1,300,000	1,307,851
RB (Episcopal Communities & Services) Series 2024B	5.25%	11/15/58 (a)	500,000	528,230
RB (Kaiser Permanente) Series 2017A2	4.00%	11/01/44 (a)	2,000,000	1,977,965
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/40 (a)	650,000	687,244
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(e)	200,000	200,739
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(e)	800,000	802,937
California Infrastructure & Economic Development Bank
Refunding RB (Academy of Motion Picture Arts & Sciences) Series 2023A	4.00%	11/01/41 (a)	2,000,000	2,081,679
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (a)	250,000	258,488
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (a)	330,000	341,212
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (a)	350,000	360,815
California Infrastructure & Economic Development Fund
RB (Adventist Health Energy) Series 2024A	5.25%	07/01/49 (a)	1,000,000	1,085,865
RB (Adventist Health Energy) Series 2024A	5.25%	07/01/54 (a)	1,000,000	1,075,003
California Municipal Finance Auth
COP Series 2022A	5.00%	11/01/27	100,000	106,518
COP Series 2022A	5.00%	11/01/28	115,000	124,737
COP Series 2022A	5.00%	11/01/29	125,000	137,853
COP Series 2022A	5.00%	11/01/30	100,000	111,683
COP Series 2022A	5.25%	11/01/52 (a)	2,000,000	2,140,306
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (e)	350,000	373,564
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (a)(e)	1,040,000	1,089,889
Mobile Home Park Sr RB (Caritas Projects) Series 2024A	5.00%	08/15/35 (a)(g)	655,000	751,928
Mobile Home Park Sr RB (Caritas Projects) Series 2024A	5.00%	08/15/37 (a)(g)	365,000	415,689
RB (Inland Christian Home) Series 2020	4.00%	12/01/39 (a)(e)	500,000	514,659
RB (National Univ) Series 2019A	5.00%	04/01/26	650,000	673,582
RB (National Univ) Series 2019A	5.00%	04/01/27	1,100,000	1,165,610
RB (Samuel Merritt Univ) Series 2022	5.25%	06/01/53 (a)	2,000,000	2,183,722
See financial notes
24
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (St Ignatius College Prep) Series 2024A	5.00%	09/01/33	515,000	604,616
RB (St Ignatius College Prep) Series 2024A	5.00%	09/01/37 (a)	1,500,000	1,756,559
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (a)	1,000,000	1,051,730
Refunding RB (Aldersly) Series 2023A	5.00%	05/15/53 (a)(e)	2,500,000	2,704,640
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/27	600,000	625,414
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (a)	1,150,000	1,195,330
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/29 (a)	655,000	662,845
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/30 (a)	750,000	758,055
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/31 (a)	500,000	504,652
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (a)(e)	250,000	267,668
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (a)(e)	575,000	612,876
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (a)(e)	250,000	265,879
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (a)(e)	250,000	264,546
Solid Waste Disposal Refunding RB Series 2021A	4.00%	07/01/41 (a)	2,375,000	2,375,807
Special Tax RB (Bold Program) Series 2023B	5.75%	09/01/53 (a)	1,000,000	1,088,365
Sr RB (Caritas Projects) Series 2023A	5.25%	08/15/53 (a)	900,000	953,443
California Pollution Control Financing Auth
Solid Waste Disposal RB (Republic Services Inc) Series 2017	4.10%	11/01/42 (a)(d)	3,000,000	3,000,630
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (a)	425,000	434,368
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (a)	600,000	603,100
RB (PIH Health) Series 2024A	5.00%	06/01/35 (a)	1,125,000	1,298,550
RB (PIH Health) Series 2024A	5.00%	06/01/36 (a)	1,500,000	1,721,410
RB (PIH Health) Series 2024A	5.00%	06/01/37 (a)	1,500,000	1,714,466
California Public Works Board
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,001,538
Lease RB Series 2024A	5.00%	04/01/42 (a)	1,850,000	2,099,605
Lease Refunding RB Series 2022C	5.00%	08/01/35 (a)	2,865,000	3,229,296
California School Finance Auth
RB (Granada Hills Charter) Series 2024A	5.00%	07/01/27	240,000	253,351
RB (Granada Hills Charter) Series 2024A	5.00%	07/01/28	255,000	273,612
RB (Granada Hills Charter) Series 2024A	5.00%	07/01/29	265,000	288,767
RB (Granada Hills Charter) Series 2024A	5.00%	07/01/30	280,000	308,916
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (a)	590,000	606,080
California State Univ
RB Series 2015A	5.00%	11/01/37 (a)	2,500,000	2,553,847
RB Series 2016B3	3.13%	11/01/51 (a)(d)	2,200,000	2,210,479
California Statewide Communities Development Auth
Hospital Refunding RB (Univ of Southern California) Series 2018	5.00%	01/01/31 (a)	1,700,000	1,825,575
Hospital Refunding RB (Univ of Southern California) Series 2018	5.00%	01/01/33 (a)	1,355,000	1,446,530
Pollution Control Refunding RB (Southern California Edison) Series 2006C	4.50%	11/01/33	1,500,000	1,614,882
RB (Adventist Health System West) Series 2018A	5.00%	03/01/48 (a)	1,765,000	1,804,597
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	2,500,000	2,596,329
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (a)	800,000	820,059
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (a)	700,000	716,188
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/29 (a)(e)	300,000	327,833
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/30 (a)(e)	235,000	255,774
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/32 (a)(e)	900,000	975,881
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/35 (a)(e)	275,000	282,844
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/36 (a)(e)	425,000	436,230
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
25

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/30 (a)	500,000	514,232
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (a)	1,250,000	1,280,805
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/33 (a)	1,075,000	1,170,779
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/36 (a)	1,475,000	1,597,061
California Statewide Communities Development Auth District 2021-02
Special Tax Bonds Series 2023	5.00%	09/01/53 (a)	1,800,000	1,883,097
Chaffey Joint UHSD
GO Bonds Series 2012G	0.00%	08/01/37 (a)(c)	1,000,000	599,026
GO Bonds Series 2012G	0.00%	08/01/38 (a)(c)	500,000	283,850
GO Bonds Series 2012G	0.00%	08/01/41 (a)(c)	1,500,000	724,565
GO Bonds Series 2012G	0.00%	08/01/42 (a)(c)	1,000,000	458,126
Chino Valley USD
GO Bonds Series 2024D	0.00%	08/01/40 (a)(c)	655,000	347,613
Clovis
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (a)	1,060,000	1,085,741
Compton CCD
GO Bonds Series 2024B	4.00%	08/01/42 (a)	970,000	1,005,734
Compton USD
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (a)	750,000	787,112
Corona-Norco USD
GO Bonds Series 1998D	0.00%	09/01/27 (c)	2,400,000	2,198,977
Dinuba USD
COP Series 2023	5.50%	06/01/38 (a)	1,250,000	1,270,547
Discovery Bay Public Financing Auth
Water & Wastewater Enterprise RB Series 2022	5.00%	12/01/52 (a)	1,000,000	1,090,379
East Bay Municipal Utility District
Wastewater System RB Series 2024A	5.00%	06/01/54 (a)	1,000,000	1,111,065
Water System Refunding RB Series 2015A	5.00%	06/01/35 (a)	475,000	481,670
Eastern Municipal Water District
Water & Wastewater Refunding RB Series 2018A	3.75%	07/01/46 (a)(e)(f)	1,500,000	1,500,000
Foothill Eastern Transportation Corridor Agency
Toll Road Refunding RB Series 2013A	6.85%	01/15/42 (a)(b)	1,000,000	1,192,053
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	884,458
Lease Refunding RB Series 2017A	5.00%	04/01/28 (a)	1,415,000	1,495,860
Fresno USD
GO Bonds Series 2016A	0.00%	08/01/33 (a)(c)(h)	1,120,000	803,268
GO Bonds Series 2016A	0.00%	08/01/34 (a)(c)(h)	1,900,000	1,298,528
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	1,675,000
Goleta Water District
Refunding RB Series 2023A	5.00%	09/01/29	400,000	444,475
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	792,456
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (a)	730,000	756,787
Hacienda La Puente USD
GO Bonds Series 2023A	4.00%	08/01/43 (a)	1,100,000	1,112,453
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	2,800,000	2,694,617
See financial notes
26
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Hastings College of the Law
Refunding Bonds Series 2017	5.00%	04/01/25	400,000	404,463
Refunding Bonds Series 2017	5.00%	04/01/32 (a)	1,100,000	1,162,426
Refunding Bonds Series 2017	5.00%	04/01/34 (a)	1,115,000	1,177,119
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (a)(h)	1,430,000	1,549,299
Independent Cities Finance Auth
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/25	780,000	784,397
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/26	810,000	823,144
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	5.00%	05/15/48 (a)	2,000,000	2,070,185
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (a)	1,250,000	1,278,158
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	519,029
Inglewood USD
GO Bonds Series B	5.00%	08/01/35 (a)	200,000	206,872
GO Bonds Series B	5.00%	08/01/37 (a)	720,000	742,163
Irvine Community Facilities District No 2013-3
Special Tax Refunding Bonds Series 2024	0.00%	09/01/50 (a)(c)	1,170,000	349,204
Special Tax Refunding Bonds Series 2024	0.00%	09/01/51 (a)(c)	750,000	212,671
Irvine Facilities Financing Auth
Lease RB Series 2023A	4.25%	05/01/53 (a)	1,000,000	1,001,853
Irvine Ranch Water District
GO Refunding Bonds Series 2011A1 (SIFMA Municipal Swap Index + 0.05%)	3.40%	10/01/37 (a)(e)(f)	1,800,000	1,800,000
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/30 (a)	1,500,000	1,561,938
Kern HSD
GO Bonds Series 2016A	3.00%	08/01/29 (a)	1,000,000	1,001,489
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017	4.00%	08/01/26	1,360,000	1,387,439
Tax Allocation Refunding Bonds Series 2017	5.00%	08/01/29 (a)	820,000	861,046
Livermore Valley Joint USD
GO Bonds Series 2019	4.00%	08/01/32 (a)	335,000	342,116
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	940,844
Long Beach Harbor Dept
Sr Airport RB Series 2022C	5.25%	06/01/47 (a)	1,000,000	1,066,152
Long Beach Water Rev
Sr Water RB Series 2024	4.00%	05/01/54 (a)	1,250,000	1,232,846
Los Alamitos USD #1
GO Refunding Bonds Series 2016	3.00%	08/01/36 (a)	2,605,000	2,449,053
Los Angeles
Wastewater System RB Series 2015A	5.00%	06/01/44 (a)	500,000	505,404
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2024H	5.00%	12/01/30 (g)	1,500,000	1,727,561
Lease RB Series 2024H	5.00%	12/01/33 (g)	5,550,000	6,633,748
Lease RB Series 2024H	4.00%	12/01/53 (a)(g)	1,250,000	1,244,381
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,390,000
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
27

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (a)	3,880,000	3,965,665
Los Angeles Dept of Airports
Sr RB Series 2020C	5.00%	05/15/27	1,290,000	1,358,499
Sr Refunding RB Series 2018B	5.00%	05/15/32 (a)	1,000,000	1,052,608
Sub RB Series 2018A	5.00%	05/15/33 (a)	1,225,000	1,286,511
Sub RB Series 2019F	5.00%	05/15/36 (a)	850,000	901,224
Sub RB Series 2022A	5.00%	05/15/36 (a)	2,160,000	2,362,622
Sub Refunding RB Series 2021A	5.00%	05/15/51 (a)	1,500,000	1,565,509
Sub Refunding RB Series 2023A	5.00%	05/15/25	500,000	506,186
Sub Refunding RB Series 2023A	5.25%	05/15/48 (a)	2,500,000	2,694,214
Los Angeles Dept of Water & Power
Power System RB Series 2001B3	3.65%	07/01/34 (a)(e)(f)	2,800,000	2,800,000
Power System RB Series 2002A5	3.55%	07/01/35 (a)(e)(f)	440,000	440,000
Power System RB Series 2015A	5.00%	07/01/30 (a)	3,015,000	3,035,681
Power System RB Series 2023C1	3.60%	07/01/57 (a)(e)(f)	385,000	385,000
Power System RB Series 2023F2	3.75%	07/01/47 (a)(e)(f)	4,450,000	4,450,000
Los Angeles Development Auth
M/F Housing RB Series 2022F	3.38%	01/01/46 (a)	3,250,000	3,260,547
Los Angeles Harbor Dept
Refunding RB Series 2015A	5.00%	08/01/26 (a)	850,000	870,167
Los Angeles USD
COP Series 2023A	5.00%	10/01/24	1,045,000	1,046,408
COP Series 2023A	5.00%	10/01/25	1,150,000	1,178,307
GO Bonds Series 2021RYRR	4.00%	07/01/46 (a)	770,000	775,057
GO Refunding Bonds Series 2024A	5.00%	07/01/25	1,500,000	1,532,113
GO Refunding Bonds Series 2024A	5.00%	07/01/34	2,000,000	2,417,898
Los Osos Community Facilities Wastewater Assessment District #1
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/24	675,000	675,000
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/26	740,000	770,078
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (a)	2,205,000	2,265,894
Marina Coast Water District
COP Series 2019	4.00%	06/01/44 (a)	1,085,000	1,086,969
Merced UHSD
GO Refunding Bonds Series 2015	0.00%	08/01/49 (a)(c)(h)	2,550,000	676,269
Midpeninsula Open Space District
GO Bonds Series 2024	4.00%	03/01/49 (a)	775,000	775,063
GO Bonds Series 2024	4.00%	03/01/54 (a)	1,140,000	1,117,078
Modesto Irrigation District Financing Auth
Electric System RB Series 2015A	5.00%	10/01/26 (a)	1,250,000	1,282,944
Electric System RB Series 2015A	5.00%	10/01/40 (a)	2,000,000	2,032,268
Mountain View CA SD
GO BAN 2024	0.00%	07/01/29 (a)(c)	1,250,000	1,053,627
Northern California Energy Auth
Refunding RB Series 2024A1	5.00%	12/01/54 (a)	3,000,000	3,221,274
Northern California Sanitation Agencies Financing Authority
RB Series 2014A	5.00%	12/01/44 (a)	1,935,000	1,936,747
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (a)	620,000	632,351
See financial notes
28
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Oakland USD
GO Bonds Series 2019A	5.00%	08/01/31 (a)	500,000	530,541
GO Bonds Series 2023A	5.00%	08/01/38 (a)	1,150,000	1,322,422
Oakley Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/30 (a)	500,000	547,765
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/31 (a)	660,000	720,872
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/33 (a)	725,000	788,077
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	600,000
Oceanside USD
GO Bonds Series 2023B	4.00%	08/01/45 (a)	1,500,000	1,508,196
Ojai USD
GO Bonds Series 2020B	5.25%	08/01/48 (a)	1,100,000	1,235,240
GO Bonds Series 2020B	5.50%	08/01/53 (a)	1,750,000	1,988,340
Oxnard
Lease Refunding RB Series 2018	5.00%	06/01/33 (a)	1,250,000	1,349,484
Lease Refunding RB Series 2018	5.00%	06/01/34 (a)	1,235,000	1,335,764
Lease Refunding RB Series 2018	5.00%	06/01/35 (a)	770,000	830,255
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (a)(h)	1,365,000	1,395,970
GO Bonds Series D	5.00%	08/01/32 (a)(h)	1,490,000	1,523,806
GO Bonds Series D	5.00%	08/01/33 (a)(h)	1,685,000	1,723,230
Pacifica
Wastewater RB Series 2017	5.00%	10/01/32 (a)	1,030,000	1,098,894
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (a)	2,500,000	2,633,798
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (a)	600,000	606,088
Perris Elementary SD
GO Bonds Series 2023	4.00%	08/01/46 (a)	1,635,000	1,645,067
GO Bonds Series 2023	5.00%	08/01/47 (a)	1,065,000	1,179,652
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (a)	350,000	372,197
Lease Refunding RB Series 2016	5.25%	09/01/33 (a)	800,000	839,379
Pismo Beach Public Fin Auth
Lease RB Series 2024A	4.00%	12/01/49 (a)	1,000,000	992,810
Pittsburg USD
GO Bonds Series 2023D	5.00%	08/01/47 (a)	2,000,000	2,170,542
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	1,975,000	2,146,515
Port Oakland CA
Intermediate Lien RB Series 2021H	5.00%	05/01/26 (h)	5,000	5,195
Intermediate Lien RB Series 2021H	5.00%	05/01/28 (h)	15,000	16,288
Port of Oakland
Intermediate Lien Refunding RB Series 2021H	5.00%	05/01/26	1,745,000	1,802,193
Intermediate Lien Refunding RB Series 2021H	5.00%	05/01/28	1,235,000	1,316,549
Ravenswood City SD
GO Bonds Series 2023	4.50%	08/01/48 (a)	1,250,000	1,283,209
GO Bonds Series 2023	5.25%	08/01/53 (a)	3,500,000	3,924,368
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
29

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Reedley
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	552,636
Regents of the University of California
Medical Center Pooled RB Series 2022P	4.00%	05/15/53 (a)	1,500,000	1,493,908
Richmond California Redevelopment Agency
Refunding RB Series 2021A	4.00%	09/01/24	300,000	300,000
Riverside Cnty
Lease Refunding RB Series 2015A	5.00%	11/01/25	1,020,000	1,049,077
Riverside Cnty Transportation Commission
Toll Road Sr Lien Refunding RB Series 2021B1	4.00%	06/01/40 (a)	4,000,000	4,041,212
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (a)	200,000	200,287
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (a)	1,000,000	1,001,070
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A	5.00%	10/01/47 (a)	4,000,000	4,113,293
Sacramento City USD
GO Bonds Series 2024B	4.00%	08/01/54 (a)	1,720,000	1,689,790
Sacramento Cnty
Airport System Sr Refunding RB Series 2016A	5.00%	07/01/41 (a)	2,000,000	2,049,661
Refunding COP Series 2020	5.00%	10/01/24	1,420,000	1,422,173
San Bernardino CCD
GO Bonds Series B	4.13%	08/01/49 (a)	3,375,000	3,393,813
San Diego Assoc of Governments
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019A	5.00%	11/15/25 (a)(h)	2,500,000	2,509,869
San Diego CCD
GO Refunding Bonds Series 2024	4.00%	08/01/42 (a)	2,250,000	2,352,454
GO Refunding Bonds Series 2024	4.00%	08/01/43 (a)	2,500,000	2,595,068
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	551,494
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	358,679
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (a)	1,000,000	1,029,245
San Diego Cnty Regional Airport Auth
RB Series 2017B	5.00%	07/01/31 (a)	1,000,000	1,035,748
Sr Airport RB Series 2023B	5.00%	07/01/33	2,245,000	2,509,086
Sub Airport RB Series 2017B	5.00%	07/01/29 (a)	1,980,000	2,060,280
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2024A	5.00%	10/15/40 (a)	850,000	986,539
Sub Sewer RB Series 2024A	5.00%	05/15/37 (a)	1,145,000	1,362,497
Sub Sewer RB Series 2024A	5.00%	05/15/38 (a)	3,120,000	3,687,996
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/25 (a)	245,000	245,374
San Francisco
RB Series 2020N	4.00%	04/01/40 (a)	565,000	578,755
San Francisco Airport Commission
RB 2nd Series 2018G	5.00%	05/01/27	1,200,000	1,256,523
RB 2nd Series 2019E	5.00%	05/01/39 (a)	2,450,000	2,563,156
RB 2nd Series 2019E	5.00%	05/01/40 (a)	425,000	443,173
RB 2nd Series 2022A	5.00%	05/01/30	800,000	870,560
RB 2nd Series 2022A	5.00%	05/01/31	1,690,000	1,855,653
See financial notes
30
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB 2nd Series 2020A	5.00%	05/01/37 (a)	3,500,000	3,740,809
Refunding RB 2nd Series 2023C	5.00%	05/01/33	5,000,000	5,580,789
San Francisco CCD
GO Bonds Series 2020B	5.25%	06/15/49 (a)	2,500,000	2,830,619
San Francisco Redevelopment Agency
Special Tax Refunding Bonds (Mission Bay South) Series 2023	5.25%	08/01/39 (a)	875,000	1,013,878
Special Tax Refunding Bonds (Mission Bay South) Series 2023	5.25%	08/01/40 (a)	1,000,000	1,153,793
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (a)	150,000	150,239
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (a)	305,000	305,404
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (a)	430,000	430,532
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (a)	1,155,000	1,226,821
San Joaquin Hills Transportation Corridor Agency Toll
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/50 (a)	3,500,000	3,459,484
San Luis Obispo Cnty CCD
GO Bonds Series 2014D	4.00%	08/01/40 (a)	500,000	524,169
GO Bonds Series 2014D	4.00%	08/01/41 (a)	600,000	626,347
GO Bonds Series 2014D	4.00%	08/01/42 (a)	700,000	725,741
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	5.00%	08/01/25 (a)	175,000	175,136
Lease RB Series 2014	5.00%	08/01/26 (a)	165,000	165,128
Lease RB Series 2014	5.00%	08/01/27 (a)	320,000	320,248
Santa Monica Public Financing Auth
Lease RB Series 2018	5.00%	07/01/35 (a)	575,000	609,174
Santa Monica-Malibu USD
GO Bonds Series B	4.00%	08/01/40 (a)	1,500,000	1,538,493
ULT GO Bonds Series 2018C	4.00%	08/01/42 (a)	1,000,000	1,033,457
Sierra View Healthcare District
RB Series 2019	4.00%	07/01/25	1,270,000	1,275,615
Refunding RB Series 2020	4.00%	07/01/26	300,000	303,573
Refunding RB Series 2020	5.00%	07/01/27	630,000	658,937
Refunding RB Series 2020	5.00%	07/01/30	645,000	694,820
South San Francisco Public Facilities Auth
Lease RB Series 2021A	4.00%	06/01/46 (a)	1,500,000	1,509,373
South San Francisco USD
GO Bonds Series 2023	4.00%	09/01/48 (a)	1,000,000	997,692
Southern California Metropolitan Water District
Water Refunding RB Series 2016A	5.00%	07/01/34 (a)(h)	390,000	403,935
Southern California Public Power Auth
Refunding RB (Windy Point/Windy Flats) Series 2023-1	5.00%	07/01/27	2,500,000	2,683,406
Refunding RB (Windy Point/Windy Flats) Series 2023-1	5.00%	07/01/28	1,000,000	1,098,451
Susanville Natural Gas
Natural Gas Refunding RB Series 2019	3.00%	06/01/25	575,000	575,593
Natural Gas Refunding RB Series 2019	4.00%	06/01/28 (a)	615,000	641,590
Natural Gas Refunding RB Series 2019	4.00%	06/01/30 (a)	680,000	706,996
Natural Gas Refunding RB Series 2019	4.00%	06/01/33 (a)	580,000	593,250
Temescal Valley
Refunding RB Series 2024	5.00%	09/01/33	550,000	644,752
Refunding RB Series 2024	5.00%	09/01/34	475,000	562,583
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
31

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	681,169
Water System Refunding RB Series 2015	4.00%	11/15/25	460,000	467,500
Water System Revenue COP Series 2022A	5.00%	11/15/52 (a)	3,000,000	3,245,731
Univ of California
General RB Series 2024BS	5.00%	05/15/43 (a)	1,000,000	1,143,039
General RB Series 2024BV	5.00%	05/15/39 (a)	1,000,000	1,165,796
General RB Series 2024BV	5.00%	05/15/40 (a)	500,000	579,746
General RB Series 2024BV	5.00%	05/15/41 (a)	1,000,000	1,153,406
Limited Project RB Series 2017M	5.00%	05/15/52 (a)	2,000,000	2,063,835
Vernon
Electric System RB Series 2021A	5.00%	10/01/26	1,000,000	1,040,007
Victorville
Electric RB Series 2022A	5.00%	05/01/30	500,000	561,114
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	327,114
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	472,012
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (a)	595,000	622,871
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (a)	635,000	663,254
				440,077,773
GUAM 1.4%
Guam Power Auth
Refunding RB Series 2022A	5.00%	10/01/32	2,000,000	2,229,075
Refunding RB Series 2022A	5.00%	10/01/39 (a)	1,190,000	1,285,457
Refunding RB Series 2024A	5.00%	10/01/36 (a)	400,000	450,190
Refunding RB Series 2024A	5.00%	10/01/37 (a)	425,000	475,583
Guam Waterworks Auth
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/37 (a)	1,000,000	1,113,267
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/41 (a)	600,000	653,341
				6,206,913
PUERTO RICO 1.3%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Auth
Hospital Refunding RB Series 2021	5.00%	07/01/28	700,000	745,867
Hospital Refunding RB Series 2021	5.00%	07/01/30	550,000	601,269
Hospital Refunding RB Series 2021	5.00%	07/01/31	825,000	907,643
Hospital Refunding RB Series 2021	5.00%	07/01/33 (a)	775,000	838,041
Puerto Rico Sales Tax Financing Corp
Restructured Sales Tax Bonds Series 2019A1	5.00%	07/01/58 (a)	2,500,000	2,511,056
				5,603,876
Total Municipal Securities (Cost $446,499,911)				451,888,562
Total Investments in Securities (Cost $446,499,911)				451,888,562

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(c)	Zero coupon bond.
See financial notes
32
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

(d)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(e)	Credit-enhanced or liquidity-enhanced.
(f)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(g)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(h)	Refunded bond.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HSD —	High school district
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$451,888,562	$—	$451,888,562
Total	$—	$451,888,562	$—	$451,888,562

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
33

Schwab California Tax-Free Bond Fund
Statement of Assets and Liabilities

As of August 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $446,499,911)		$451,888,562
Cash		1,431,908
Receivables:
Interest		4,707,505
Fund shares sold		308,029
Prepaid expenses	+	19,685
Total assets		458,355,689

Liabilities
Payables:
Investments bought - delayed-delivery		17,699,091
Investments bought		581,251
Distributions to shareholders		444,127
Fund shares redeemed		152,776
Investment adviser fees		68,327
Shareholder service fees		53,135
Accrued expenses	+	108,200
Total liabilities		19,106,907
Net assets		$439,248,782

Net Assets by Source
Capital received from investors		$454,771,342
Total distributable loss	+	(15,522,560)
Net assets		$439,248,782

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$439,248,782		39,329,342		$11.17

See financial notes
34
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2023 through August 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers		$14,606,616

Expenses
Investment adviser and administrator fees		936,010
Shareholder service fees		612,271
Portfolio accounting fees		78,772
Professional fees		36,400
Registration fees		27,317
Independent trustees’ fees		11,174
Shareholder reports		11,031
Custodian fees		8,928
Transfer agent fees		1,603
Other expenses	+	5,700
Total expenses		1,729,206
Expense reduction	–	112,164
Net expenses	–	1,617,042
Net investment income		12,989,574

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(3,301,834)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	13,707,872
Net realized and unrealized gains		10,406,038
Increase in net assets resulting from operations		$23,395,612
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
35

Schwab California Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/23-8/31/24		9/1/22-8/31/23
Net investment income		$12,989,574	$10,388,850
Net realized losses		(3,301,834)	(8,929,300)
Net change in unrealized appreciation (depreciation)	+	13,707,872	5,039,331
Increase in net assets resulting from operations		$23,395,612	$6,498,881

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($12,975,696 )	($10,379,368 )

TRANSACTIONS IN FUND SHARES
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,432,791	$135,836,881	10,568,073	$115,563,605
Shares reinvested		675,367	7,449,493	567,420	6,203,474
Shares redeemed	+	(10,413,792)	(114,322,764)	(12,623,734)	(137,870,742)
Net transactions in fund shares		2,694,366	$28,963,610	(1,488,241)	($16,103,663 )

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		36,634,976	$399,865,256	38,123,217	$419,849,406
Total increase (decrease)	+	2,694,366	39,383,526	(1,488,241)	(19,984,150)
End of period		39,329,342	$439,248,782	36,634,976	$399,865,256
See financial notes
36
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21[1]	3/1/20– 8/31/20[2]	3/1/19– 2/29/20
Per-Share Data
Net asset value at beginning of period	$8.81	$9.20	$10.64	$10.42	$11.25	$10.61
Income (loss) from investment operations:
Net investment income (loss)[3]	0.32	0.56 [4]	0.27	0.32	0.20	0.38
Net realized and unrealized gains (losses)	0.32	(0.37)	(1.43)	0.23	(0.83)	0.73
Total from investment operations	0.64	0.19	(1.16)	0.55	(0.63)	1.11
Less distributions:
Distributions from net investment income	(0.36)	(0.58)[4]	(0.28)	(0.26)	(0.20)	(0.38)
Distributions from net realized gains	—	—	—	(0.07)	—	(0.09)
Total distributions	(0.36)	(0.58)	(0.28)	(0.33)	(0.20)	(0.47)
Redemption fees[3]	—	—	—	— [5]	0.00 [6]	0.00 [6]
Net asset value at end of period	$9.09	$8.81	$9.20	$10.64	$10.42	$11.25
Total return	7.39%	2.14%	(11.10%)	5.36%	(5.56%)[7]	10.71%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.50%	0.50%	0.50%[8]	0.58%[9]	0.73%[10,11]	0.75%
Gross operating expenses	0.60%	0.68%	0.55%[8]	0.70%	0.90%[10]	0.78%
Net investment income (loss)	3.56%	6.28%[4]	2.63%	2.99%	3.81%[10]	3.48%
Portfolio turnover rate	181%	157%	126%	83%	36%[7]	27%
Net assets, end of period (x 1,000)	$67,548	$41,279	$48,588	$69,314	$66,290	$82,969

[1]	Effective July 1, 2021, the Schwab High Yield Municipal Bond Fund changed its name to Schwab Opportunistic Municipal Bond Fund.
[2]
Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund was reorganized into the Schwab Opportunistic Municipal Bond Fund (formerly, Schwab High
Yield Municipal Bond Fund), which commenced operations on that day. The Financial Highlights above present the shares of the Wasmer Schroeder High Yield Municipal
Fund prior to the acquisition date of August 10, 2020, and Schwab Opportunistic Municipal Bond Fund subsequent to that date.

[3]	Calculated based on the average shares outstanding during the period.
[4]
Includes a special payment of past due interest income received from defaulted securities. The per share effect on net investment income and distributions from net investment income was $0.27 and ($0.27), respectively, and effect on net investment income to average net assets was 2.77% (see financial note 2(d) for additional information).

[5]	Effective July 1, 2021, redemption fees were eliminated.
[6]	Amount is less than $0.01 per share.
[7]	Not annualized.
[8]	Ratio includes less than 0.005% of non-routine proxy expenses.
[9]	Effective July 1, 2021, the net operating expense limitation was lowered from 0.60% to 0.50%. The ratio presented for the year ended August 31, 2021, is a blended ratio.
[10]	Annualized.
[11]	Effective August 10, 2020, the net operating expense limitation was lowered from 0.75% to 0.60%. The ratio presented for the period ended August 31, 2020, is a blended ratio.
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
37

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2024

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 102.0% OF NET ASSETS
ALABAMA 2.5%
Black Belt Energy Gas District
Gas RB Series 2022D1	4.00%	07/01/52 (a)	500,000	504,327
Gas RB Series 2023C	5.50%	10/01/54 (a)	250,000	275,608
Energy Southeast Cooperative District
Energy Supply RB Series 2023B1	5.75%	04/01/54 (a)	250,000	278,673
Jefferson Cnty
Sewer RB Warrants Series 2024	5.50%	10/01/53 (a)	585,000	639,413
				1,698,021
ARIZONA 1.3%
Arizona IDA
RB Series 2023A	5.00%	11/01/33 (a)	400,000	450,286
La Paz Cnty Industrial Development Auth
Education Facility Lease RB (Harmony Public Schools) Series 2018A	5.00%	02/15/38 (a)	400,000	407,330
				857,616
CALIFORNIA 8.4%
Burbank Glendale Pasadena Airport Auth
Sr Airport RB Series 2024B	5.25%	07/01/54 (a)	100,000	107,269
California
GO Bonds	5.00%	08/01/36 (a)(b)	250,000	292,315
GO Refunding Bonds	5.00%	10/01/32 (a)	500,000	566,996
California Community Choice Financing Auth
RB (Deutsche Bank) Series 2023C	5.25%	01/01/54 (a)	250,000	268,351
RB Series 2024A1	5.00%	05/01/54 (a)	250,000	270,858
California Educational Facilities Auth
RB (St Marys College) Series 2023A	5.00%	10/01/38 (a)	200,000	215,449
California Health Facilities Financing Auth
RB (Episcopal Communities & Services) Series 2024B	5.00%	11/15/38 (a)	250,000	269,535
California Municipal Finance Auth
Mobile Home Park Sr RB (Caritas Projects) Series 2024A	4.00%	08/15/44 (a)(b)	250,000	249,440
California Pollution Control Financing Auth
Solid Waste Disposal RB (Republic Services Inc) Series 2017	4.10%	11/01/42 (a)	250,000	250,052
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2021A	4.00%	10/15/28	350,000	355,197
California Public Works Board
Lease RB Series 2024A	5.00%	04/01/41 (a)	250,000	285,057
California School Finance Auth
RB (Granada Hills Charter) Series 2024A	5.00%	07/01/43 (a)	175,000	184,534
RB (Granada Hills Charter) Series 2024A	5.00%	07/01/44 (a)	185,000	194,298
Compton CCD
GO Bonds Series 2024B	4.00%	08/01/43 (a)	250,000	258,005
See financial notes
38
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Los Angeles Dept of Airports
Sub RB Series 2019A	4.00%	05/15/44 (a)	325,000	314,795
Los Angeles USD
GO Refunding Bonds Series 2024A	5.00%	07/01/33	250,000	298,292
Poway USD
ULT GO Bonds Series B	0.00%	08/01/51 (c)	600,000	179,444
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2023B	5.25%	07/01/34 (a)	250,000	283,799
Sub Airport RB Series 2021B	4.00%	07/01/46 (a)	250,000	239,769
Southern California Public Power Auth
Clean Energy Project RB Series 2024A	5.00%	04/01/55 (a)	250,000	269,267
Temescal Valley
Refunding RB Series 2024	5.00%	09/01/35	250,000	297,396
				5,650,118
COLORADO 4.7%
Colorado Bridge Enterprise IRB
Sr RB Series 2024A	5.00%	12/01/44 (a)	125,000	138,001
Colorado Educational & Cultural Facilities Auth
Charter School RB (Loveland Classical Schools) Series 2023	5.00%	07/01/53 (a)(d)	375,000	383,474
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2019A1	5.00%	08/01/28	215,000	231,926
RB (CommonSpirit Health) Series 2019A1	4.00%	08/01/44 (a)	200,000	190,397
RB (CommonSpirit Health) Series 2024A	5.25%	12/01/54 (a)	250,000	275,145
RB (Intermountain Healthcare) Series 2022A	4.00%	05/15/52 (a)	250,000	238,775
Refunding RB (Children’s Hospital Colorado) Series 2020A	4.00%	12/01/52 (a)(d)(e)	480,000	480,000
Refunding RB (Intermountain Healthcare) Series 2019A	4.00%	01/01/35 (a)	375,000	383,555
Denver
Airport System RB Series 2022A	4.13%	11/15/53 (a)	500,000	482,787
Whispering Pines Metropolitan District #1
LT GO Refunding Bonds Series 2023	5.00%	12/01/43 (a)	325,000	349,104
				3,153,164
CONNECTICUT 0.4%
Connecticut
GO Bonds Series 2020A	4.00%	01/15/37 (a)	250,000	256,901
DISTRICT OF COLUMBIA 0.8%
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2024A	5.00%	10/01/44 (a)	250,000	266,002
Sr Lien Refunding RB (Dulles Metrorail) Series 2019A	5.00%	10/01/44 (a)	250,000	260,562
				526,564
FLORIDA 6.0%
Florida Development Finance Corp
Healthcare Facilities RB (Tampa General Hospital) Series 2024A	4.50%	08/01/55 (a)	300,000	296,871
RB (Brightline Trains) Series 2024	5.25%	07/01/47 (a)	500,000	513,913
Hialeah
RB Series 2022	5.00%	10/01/31	200,000	220,232
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
39

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Hillsborough Cnty IDA
Health System RB (Baycare Health) Series 2024C	5.50%	11/15/54 (a)(b)	250,000	283,298
Lakeland FLA
Hospital Refunding RB (Lakeland Regional Health Systems) Series 2024	5.00%	11/15/39 (a)	250,000	280,963
Lee Cnty Industrial Development Auth
Healthcare Facilities Improvement RB (Shell Point Alliance) Series 2019	5.00%	11/15/49 (a)	500,000	511,676
Healthcare Facilities RB (Shell Point Obligated Group) Series 2024A	5.25%	11/15/44 (a)	275,000	298,022
Healthcare Facilities RB (Shell Point Obligated Group) Series 2024B1	4.75%	11/15/29 (a)	600,000	602,696
Miami-Dade Cnty
Aviation Refunding RB Series 2024A	5.00%	10/01/34	250,000	276,693
Miami-Dade School Board
COP Series 2016C	3.25%	02/01/33 (a)	265,000	261,171
Tampa
Hospital RB (H Lee Moffitt Cancer Center) Series 2020B	5.00%	07/01/34 (a)	255,000	277,719
Village Community Dev Dist. No.15
RB Series 2023	5.00%	05/01/43 (a)	250,000	258,111
				4,081,365
GEORGIA 1.2%
Brookhaven Public Facilities Auth
RB (Childrens Healthcare of Atlanta Inc) Series 2019A	3.00%	07/01/46 (a)	300,000	242,713
Columbia Cnty Hospital Auth
Revenue Anticipation Certificates (Wellstar Health System) Series 2023A	5.13%	04/01/53 (a)	250,000	268,451
Main Street Natural Gas Inc
Gas Supply RB Series 2023D	5.00%	05/01/54 (a)	250,000	265,619
				776,783
GUAM 0.4%
Guam Waterworks Auth
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/39 (a)	270,000	296,460
HAWAII 0.5%
Honolulu City & Cnty Board
Water System RB Series 2022A	4.00%	07/01/35 (a)	340,000	360,475
IDAHO 0.8%
Idaho Housing & Finance Assoc
Facilities RB (White Pine Charter School) Series 2023A	5.25%	05/01/38 (a)(d)	300,000	322,155
Facilities RB (White Pine Charter School) Series 2023A	5.50%	05/01/43 (a)(d)	230,000	246,831
				568,986
ILLINOIS 9.7%
Chicago
2nd Lien Water Refunding RB Series 2023B	5.00%	11/01/35 (a)	250,000	282,161
GO Bonds Series 2015A	5.50%	01/01/34 (a)	250,000	251,059
GO Bonds Series 2019A	5.50%	01/01/49 (a)	250,000	260,337
GO Bonds Series 2023A	5.50%	01/01/43 (a)	500,000	532,597
GO Bonds Series 2024A	5.00%	01/01/44 (a)	250,000	263,638
GO Bonds Series 2024A	5.00%	01/01/45 (a)	250,000	263,060
See financial notes
40
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Chicago Board of Education
ULT GO Bonds Series 2023A	5.50%	12/01/31	450,000	495,214
Chicago O’Hare International Airport
OHare General Airport Sr Lien RB Series 2022A	5.25%	01/01/53 (a)	300,000	315,732
OHare General Airport Sr Lien RB Series 2024A	5.00%	01/01/36 (a)(b)	250,000	273,251
Chicago Park District
LT GO Refunding Bonds Series 2023	5.00%	01/01/38 (a)	200,000	219,490
Illinois
GO Bonds Series 2016	4.00%	06/01/35 (a)	250,000	250,070
GO Bonds Series 2017D	5.00%	11/01/24	370,000	370,976
GO Bonds Series 2020C	4.25%	10/01/45 (a)	450,000	440,347
GO Bonds Series 2023B	5.25%	05/01/39 (a)	250,000	276,927
GO Bonds Series May 2024B	5.25%	05/01/49 (a)	400,000	435,398
Illinois Finance Auth
Clean Water Revolving Fund RB Series 2016	4.00%	07/01/33 (a)	250,000	251,832
RB (DePaul Univ) Series 2016	5.00%	10/01/32 (a)	250,000	258,308
RB (OSF Healthcare System) Series 2015A	5.00%	11/15/45 (a)	150,000	150,988
Refunding RB (Northwestern Memorial Healthcare) Series 2021A	4.00%	07/15/35 (a)	235,000	243,599
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2015A	5.00%	01/01/37 (a)	275,000	278,526
Metropolitan Pier & Exposition Auth
Refunding Bonds Series 2010B-1	0.00%	06/15/43 (c)	405,000	179,581
Univ of Illinois
Auxiliary Facilities System Refunding RB Series 2024A	5.25%	04/01/44 (a)	250,000	280,870
				6,573,961
INDIANA 0.7%
Indiana Finance Auth
Economic Development RB (Republic Services Inc) Series 2012	4.20%	12/01/37 (a)(f)	250,000	250,000
Economic Development Refunding RB (Republic Services Inc) Series 2010A	4.20%	05/01/34 (a)(f)	250,000	250,000
				500,000
IOWA 0.9%
Iowa
Hospital Refunding RB (Univ of Iowa Hospitals & Clinics) Series 2022C	5.00%	09/01/24	385,000	385,000
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2014C	5.00%	02/15/31 (a)	250,000	251,331
				636,331
KENTUCKY 0.6%
Kentucky Public Energy Auth
Gas Supply RB (Morgan Stanley) Series 2019A1	4.00%	12/01/49 (a)(f)	200,000	200,584
Northern Kentucky Univ
RB Series 2019A	3.00%	09/01/40 (a)(d)	240,000	204,971
				405,555
LOUISIANA 1.3%
Louisiana Housing Corp M/F Revenue
S/F Mortgage RB Series 2023C	5.75%	12/01/53 (a)	215,000	235,203
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
41

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Louisiana Stadium & Exposition District
Sr RB Series 2023A	5.00%	07/01/48 (a)	350,000	379,575
New Orleans
Sewerage Service RB Series 2015	5.00%	06/01/25	260,000	263,585
				878,363
MAINE 0.4%
Maine Health & Educational Facilities Auth
RB (Maine Health) Series 2023B	5.25%	07/01/48 (a)	250,000	273,804
MARYLAND 1.3%
Maryland Economic Development Corp
Refunding RB (Transportation Facilities) Series 2017A	5.00%	06/01/35 (a)	500,000	523,867
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Health System) Series 2023	5.00%	07/01/39 (a)	350,000	377,003
				900,870
MASSACHUSETTS 2.0%
Massachusetts
GO Bonds Series 2016J	4.00%	12/01/45 (a)	285,000	281,745
Massachusetts Development Finance Agency
RB (Boston Medical Center) Series 2023G	5.25%	07/01/52 (a)	500,000	545,532
RB (Emerson College) Series 2018	5.00%	01/01/43 (a)	500,000	509,986
				1,337,263
MINNESOTA 2.5%
Eden Prairie ISD No 272
GO Bonds Series 2019B	3.00%	02/01/34 (a)(d)	330,000	318,633
Hopkins ISD #270
GO Bonds Series 2019A	3.00%	02/01/34 (a)(d)	285,000	278,248
Minneapolis- St. Paul Metropolitan Airports Commission
Sub Airport RB Series 2024B	5.00%	01/01/30	250,000	269,772
South Central Minnesota Multi-Cnty Hsg & Redevelopment Auth
Pooled Housing Development RB Series 1993	0.00%	02/01/00 (g)(h)	15,000	1,197
Pooled Housing Development RB Series 1993	0.00%	02/01/02 (g)(h)	30,000	2,394
Pooled Housing Development RB Series 1993	0.00%	02/01/05 (g)(h)	20,000	1,596
Pooled Housing Development RB Series 1993	0.00%	02/01/06 (g)(h)	20,000	1,596
Pooled Housing Development RB Series 1993	0.00%	02/01/07 (g)(h)	65,000	5,187
Pooled Housing Development RB Series 1993	0.00%	02/01/08 (g)(h)	10,000	798
Pooled Housing Development RB Series 1993	0.00%	02/01/17 (g)(h)	450,000	35,910
Pooled Housing Development RB Series 1993	0.00%	02/01/25 (g)(h)	9,500,000	758,100
				1,673,431
MISSISSIPPI 0.2%
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2011E	3.90%	11/01/35 (a)(e)	140,000	140,000
See financial notes
42
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MISSOURI 2.5%
Kansas City IDA
Airport Special Obligation Bonds Series 2020A	5.00%	03/01/32 (a)	345,000	368,689
Lambert-St Louis International Airport
Airport RB Series 2024A	5.25%	07/01/49 (a)	250,000	276,187
Missouri Health & Educational Facilities Auth
Sr Living Facilities RB (Lutheran Sr Services) Series 2024A	5.25%	02/01/54 (a)	750,000	792,133
St Louis Board of Education
GO Bonds Series 2023	5.00%	04/01/42 (a)	250,000	272,112
				1,709,121
NEVADA 0.7%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/47 (a)	235,000	238,730
Clark Cnty
Airport System Jr Lien Sub RB Series 2021B	5.00%	07/01/27	235,000	246,183
				484,913
NEW JERSEY 2.9%
New Jersey Economic Development Auth
State Lease RB Series 2017B	5.00%	06/15/30 (a)	240,000	259,956
New Jersey Transportation Trust Fund Auth
Transportation Bonds Series 2023BB	5.00%	06/15/46 (a)	250,000	270,416
Transportation RB Series 2020AA	4.00%	06/15/50 (a)	180,000	173,198
Transportation System Bonds Series 2019A	5.00%	12/15/33 (a)	225,000	245,336
New Jersey Turnpike Auth
Turnpike RB Series 2022B	4.50%	01/01/48 (a)	500,000	517,043
Tobacco Settlement Financing Corp
Tobacco Settlement Bonds Series 2018A	5.25%	06/01/46 (a)	500,000	518,333
				1,984,282
NEW YORK 13.4%
Metropolitan Transportation Auth
Transportation RB Series 2020C1	4.75%	11/15/45 (a)	500,000	512,869
Transportation Refunding RB Series 2024A	5.00%	11/15/37 (a)	250,000	282,387
New York City
GO Bonds Fiscal 2018 Series B4	3.90%	10/01/46 (a)(d)(e)	1,625,000	1,625,000
GO Bonds Fiscal 2020 Series B1	3.00%	10/01/44 (a)	265,000	217,507
GO Bonds Fiscal 2021 Series F1	4.00%	03/01/47 (a)	295,000	289,501
GO Bonds Fiscal 2022 Series A1	4.00%	08/01/38 (a)	250,000	254,913
GO Bonds Fiscal 2022 Series D1	5.50%	05/01/46 (a)	250,000	279,763
GO Bonds Fiscal 2025 Series A	5.00%	08/01/30	250,000	282,272
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2022 Series BB1	3.00%	06/15/44 (a)	160,000	136,051
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series CC1	4.25%	06/15/54 (a)	500,000	504,316
New York City Transitional Finance Auth
Building Aid RB Fiscal 2021 Series S1	4.00%	07/15/40 (a)	210,000	211,704
Future Tax Secured Sub Bonds Fiscal 2020 Series A2	5.00%	05/01/39 (a)	280,000	298,931
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	4.00%	02/01/39 (a)	250,000	255,389
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
43

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	4.00%	08/01/48 (a)	500,000	494,514
Future Tax Secured Sub Bonds Fiscal 2024 Series B	4.38%	05/01/53 (a)	250,000	254,040
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	5.25%	05/01/51 (a)	500,000	556,722
New York State Dormitory Auth
RB (New York Institute of Technology) Series 2024	5.00%	07/01/43 (a)	500,000	539,983
RB (New York Institute of Technology) Series 2024	5.00%	07/01/44 (a)	250,000	268,324
State Personal Income Tax RB Series 2017A	4.00%	02/15/36 (a)	500,000	505,201
State Personal Income Tax RB Series 2024A	4.00%	03/15/47 (a)	250,000	246,315
New York Transportation Development Corp
Special Facilities RB (JFK Airport - New Terminal 1) Series 2023	5.50%	06/30/39 (a)	250,000	275,399
Special Facilities RB (JFK Airport - New Terminal 1) Series 2024	5.25%	06/30/49 (a)	250,000	263,652
Triborough Bridge & Tunnel Auth
Sales Tax RB Series 2023A	4.13%	05/15/53 (a)	250,000	248,375
Westchester Cnty Local Development Corp
RB (New York Blood Center) Series 2024	5.00%	07/01/38 (a)	200,000	220,231
				9,023,359
NORTH CAROLINA 2.7%
Durham
Utility System RB Series 2024	4.00%	08/01/41 (a)	250,000	259,291
Greater Asheville Regional Airport Auth
Airport System RB Series 2022A	5.50%	07/01/52 (a)	250,000	271,234
North Carolina Medical Care Commission Retirement Facilities
Retirement Facilities 1st Mortgage RB (Carolina Meadows) Series 2024	5.25%	12/01/54 (a)	500,000	535,137
Retirement Facilities 1st Mortgage RB (United Methodist Retirement Homes) Series 2024A	5.00%	10/01/49 (a)	510,000	530,622
Sanford
Enterprise System RB Series 2024	4.00%	06/01/49 (a)	250,000	243,741
				1,840,025
OHIO 0.8%
Columbus
ULT GO Bonds Series 2017A	3.15%	04/01/35 (a)	250,000	246,922
Univ of Cincinnati
RB (Univ of Cincinnati) Series 2024A	5.25%	06/01/54 (a)	250,000	272,663
				519,585
OKLAHOMA 1.1%
Oklahoma Development Finance Auth
Health System RB (OU Medicine) Series 2018B	5.50%	08/15/57 (a)	500,000	514,743
Oklahoma Univ
General Refunding RB Series 2024A	4.13%	07/01/54 (a)	250,000	250,258
				765,001
OREGON 1.7%
Astoria Hospital Facilities Auth
RB (Columbia Memorial Hospital) Series 2024	5.25%	08/01/54 (a)	250,000	266,160
Lane Cnty SD
GO Bonds Series 2023	0.00%	06/15/43 (a)(c)(d)	900,000	365,492
See financial notes
44
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Port of Portland Airport
Airport RB Series 27A	4.00%	07/01/39 (a)	500,000	491,444
				1,123,096
PENNSYLVANIA 2.0%
Commonwealth Financing Auth
Tobacco Settlement RB Series 2018	5.00%	06/01/35 (a)	500,000	530,706
Pennsylvania State Turnpike Commission
RB Series 2022B	5.00%	12/01/47 (a)	500,000	540,725
Turnpike Sub RB Series 2015A1	5.25%	12/01/45 (a)	245,000	248,918
				1,320,349
PUERTO RICO 0.4%
Puerto Rico Sales Tax Financing Corp
Restructured Sales Tax Bonds Series 2019A1	5.00%	07/01/58 (a)	250,000	251,106
RHODE ISLAND 1.9%
Rhode Island Health & Educational Building Corp
Higher Education Facility RB (Bryant Univ) Series 2024	5.00%	06/01/43 (a)	460,000	504,056
Hospital Financing RB (Lifespan Obligated Group) Series 2024	5.00%	05/15/40 (a)	200,000	218,385
Hospital Financing RB (Lifespan Obligated Group) Series 2024	5.00%	05/15/43 (a)	500,000	538,305
				1,260,746
SOUTH CAROLINA 2.0%
South Carolina Jobs Economic Development Auth
Health Care Facilities RB (Novant Health) Series 2024A	4.50%	11/01/54 (a)	250,000	251,681
South Carolina Public Service Auth
RB Series 2022E	5.75%	12/01/47 (a)	500,000	565,853
RB Series 2024A	5.00%	12/01/30	250,000	278,581
Refunding RB Series 2016B	5.00%	12/01/56 (a)	250,000	251,758
				1,347,873
TENNESSEE 2.0%
Chattanooga Health Educational & Housing Facilities Board
Student Housing Refunding RB (CDFI Univ of Tennessee at Chattanooga) Series 2015	5.00%	10/01/29 (a)	500,000	506,754
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
Educational Facilities RB (Belmont Univ) Series 2023	5.25%	05/01/53 (a)	250,000	270,823
Metropolitan Nashville Airport Auth
RB Series 2022B	5.25%	07/01/47 (a)	250,000	266,690
Tennessee Housing Development Agency Home Ownership
Residential Finance Program Bonds Series 2023-3A	6.25%	01/01/54 (a)	245,000	270,410
				1,314,677
TEXAS 14.1%
Aldine ISD
ULT GO Bonds Series 2024	4.00%	02/15/54 (a)(d)	200,000	191,706
Allen
Go Revenue & Refunding Bonds Series 2024	5.00%	08/15/38 (a)(b)	250,000	283,431
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
45

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Arlington Higher Education Finance Corp
Education RB (Harmony Public Schools) Series 2024	4.00%	02/15/44 (a)	500,000	495,793
Cedar Hill ISD
ULT GO Bonds Series 2024	4.00%	02/15/50 (a)(d)	250,000	244,226
City of Galveston Wharves & Terminal Revenue
1st Lien RB Series 2023	5.25%	08/01/25	250,000	253,400
Corpus Christi
Sr Lien Utility System Refunding RB Series 2024	4.25%	07/15/54 (a)	400,000	397,099
Dallas
Refunding RB Series 2021	4.00%	08/15/30 (a)	250,000	252,060
Sr Lien Special Tax RB (Dallas Fair Park) Series 2023	6.25%	08/15/53 (a)	250,000	251,398
El Paso Cnty Hospital District
GO Refunding Bonds Series 2017	5.00%	08/15/33 (a)	165,000	169,421
GO Refunding Bonds Series 2017	5.00%	08/15/35 (a)	200,000	204,870
Garland
Electric Utility System Refunding RB Series 2023	4.25%	03/01/48 (a)	250,000	250,769
Garland ISD
ULT GO Bonds Series 2023A	5.00%	02/15/48 (a)(d)	250,000	270,472
Gonzales ISD
ULT GO Bonds Series 2024	5.00%	08/01/44 (a)(d)	250,000	277,492
Greater Texoma Utility Auth
RB Series 2024	5.00%	10/01/32	250,000	283,932
Harris Cnty
Toll Road 1st Lien Refunding RB Series 2024A	4.00%	08/15/49 (a)	400,000	382,761
Houston
GO Refunding Bonds Series 2024A	4.13%	03/01/51 (a)	250,000	242,033
Utility System 1st Lien Refunding RB Series 2024A	5.00%	11/15/41 (a)	250,000	281,229
Huntsville
Water & Wastewater System RB Series 2018	3.63%	08/15/43 (a)	230,000	217,878
Lubbock
Electric Light & Power System Refunding RB Series 2023	5.00%	04/15/37 (a)	300,000	339,376
Martin Cnty Hospital District
GO Refunding Bonds Series 2021	4.00%	04/01/36 (a)	280,000	284,231
Midland Cnty Texas Hospital District
Hospital RB Series 2024A	4.00%	05/15/44 (a)	250,000	244,019
Mission Tex Economic Dev Corp
Solid Waste Disposal RB (Waste Managemnet Inc) Series 2020A	4.00%	05/01/46 (a)(f)	250,000	250,005
New Hope Cultural Educational Facilities Corp
Education RB (Beta Academy) Series 2019A	5.00%	08/15/49 (a)	500,000	488,831
Newark Higher Education Finance Corp
Education RB (Orenda) Series 2023A	4.25%	08/15/58 (a)(d)	200,000	199,174
Prosper ISD
ULT GO Bonds Series 2023	4.00%	02/15/53 (a)(d)	250,000	240,597
San Antonio
Electric & Gas System Refunding RB Series 2024C	5.00%	02/01/54 (a)	250,000	270,217
Electric & Gas Systems Refunding RB Series 2023B	4.00%	02/01/43 (a)	250,000	250,645
GO Bonds Series 2023	4.00%	02/01/43 (a)	250,000	251,919
Tarrant Regional Water District
Water Revenue & Refunding Bonds Series 2024	5.00%	03/01/42 (a)	500,000	560,920
See financial notes
46
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Terrell
Tax & Waterworks & Sewer System GO RB Series 2023C	4.50%	08/15/53 (a)	500,000	505,365
Texas Municipal Gas Corp III
Gas Supply Refunding RB Series 2021	5.00%	12/15/28 (d)	275,000	291,393
Texas Transportation Corp
Sr Lien RB (NTE Mobility Partners) Series 2023	5.50%	12/31/58 (a)	165,000	180,164
Univ of Houston
Refunding RB Series 2024A	4.00%	02/15/49 (a)(b)	250,000	238,967
				9,545,793
UTAH 1.2%
Salt Lake City
Airport RB Series 2021A	5.00%	07/01/46 (a)	265,000	276,652
Airport RB Series 2023A	5.25%	07/01/40 (a)	250,000	275,883
Utah Board of Regents
General RB (Univ of Utah) Series 2022A	4.00%	08/01/51 (a)	250,000	241,884
				794,419
VIRGINIA 1.1%
IDA of Fairfax Cnty
Health Care RB (Inova Health System) Series 2024	4.13%	05/15/54 (a)	500,000	491,117
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2021	4.00%	01/01/40 (a)	270,000	270,423
				761,540
WASHINGTON 2.4%
Pasco Water & Sewer
Water & Sewer Refunding RB Series 2023A	5.00%	12/01/43 (a)	250,000	272,772
Port Vancouver Washington
LT GO Bonds Series 2022A	5.00%	12/01/33 (a)	500,000	547,979
Skagit Cnty Hospital District No 1
Hospital RB Series 2024	5.50%	12/01/42 (a)	300,000	325,251
Three Rivers Regional Wastewater Auth
Wastewater RB Series 2024	4.00%	09/01/42 (a)	500,000	499,870
				1,645,872
WEST VIRGINIA 0.4%
West Virginia Hospital Finance Auth
Hospital Revenue & Refunding Bonds (Vandalia Health) Series 2023B	6.00%	09/01/53 (a)	250,000	283,948
WISCONSIN 2.1%
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2016A	4.00%	11/15/46 (a)	250,000	238,771
RB (Fort HealthCare Inc) Series 2024A	5.00%	10/01/40 (a)	300,000	322,604
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
47

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Fort HealthCare Inc) Series 2024A	5.00%	10/01/41 (a)	350,000	374,384
RB (Woodland Hill Sr Housing) Series 2014	5.25%	12/01/49 (a)	500,000	461,251
				1,397,010
Total Municipal Securities (Cost $67,642,639)				68,918,746
Total Investments in Securities (Cost $67,642,639)				68,918,746

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(c)	Zero coupon bond.
(d)	Credit-enhanced or liquidity-enhanced.
(e)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(f)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(g)
The underlying properties were sold and the bond trustee collected sales proceeds from the underlying properties. A substantial distribution to bond holders occurred on
April 14, 2023, with a residual distribution to be paid in 2025. There were no distributions made to bondholders during the period ended August 31, 2024. Due to the sale of the underlying properties, accruals for interest were suspended. Previously, the securities were making semiannual distributions of variable amounts of cash flow. The residual distribution payment to be made to bond holders in 2025 consists of county tax levy deficit payments collected and to be collected by the bond trustee through the end of 2024 less trust operating, administration, and legal expenses in liquidating the trust.

(h)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).

CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$67,245,315	$—	$67,245,315
Minnesota	—	866,653	806,778	1,673,431
Total	$—	$68,111,968	$806,778	$68,918,746

[1]	As categorized in the Portfolio Holdings.
See financial notes
48
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of August 31, 2024 (continued)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
INVESTMENT IN SECURITIES	VALUE AT August 31, 2023	GROSS TRANSFERS IN	GROSS TRANSFERS OUT	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT August 31, 2024
Municipal Securities
Minnesota	$713,766	$0	$0	$0	$0	$0	$93,012	$806,778
Total	$713,766	$0	$0	$0	$0	$0	$93,012	$806,778
The Level 3 securities held are valued utilizing an evaluated price from a third-party vendor pricing service using significant unobservable inputs. A significant change in third-party pricing information may result in a lower or higher value for Level 3 investments (see financial note 2(a), Securities for which no quoted value is available, for additional information).
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
49

Schwab Opportunistic Municipal Bond Fund
Statement of Assets and Liabilities

As of August 31, 2024
Assets
Investments in securities, at value - unaffiliated issuers (cost $67,642,639)		$68,918,746
Cash		3,459
Receivables:
Interest		661,235
Fund shares sold		47,849
Prepaid expenses	+	16,715
Total assets		69,648,004

Liabilities
Payables:
Investments bought - delayed-delivery		1,614,863
Investments bought		250,000
Distributions to shareholders		114,284
Fund shares redeemed		34,800
Investment adviser fees		17,187
Accrued expenses	+	68,950
Total liabilities		2,100,084
Net assets		$67,547,920

Net Assets by Source
Capital received from investors		$74,277,032
Total distributable loss	+	(6,729,112)
Net assets		$67,547,920

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$67,547,920		7,430,739		$9.09

See financial notes
50
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Statement of Operations

For the period September 1, 2023 through August 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers		$2,138,953

Expenses
Investment adviser and administrator fees		210,468
Portfolio accounting fees		35,186
Professional fees		30,800
Registration fees		22,822
Independent trustees’ fees		9,973
Transfer agent fees		3,049
Custodian fees		786
Other expenses	+	3,497
Total expenses		316,581
Expense reduction	–	53,382
Net expenses	–	263,199
Net investment income		1,875,754

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(442,706)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	2,228,346
Net realized and unrealized gains		1,785,640
Increase in net assets resulting from operations		$3,661,394
See financial notes
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
51

Schwab Opportunistic Municipal Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/23-8/31/24		9/1/22-8/31/23
Net investment income		$1,875,754	$2,536,704 [1]
Net realized losses		(442,706)	(4,073,435)
Net change in unrealized appreciation (depreciation)	+	2,228,346	1,875,831
Increase in net assets resulting from operations		$3,661,394	$339,100

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,125,904 )	($2,494,917 )[1]

TRANSACTIONS IN FUND SHARES
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,288,501	$47,453,243	2,144,718	$19,213,326
Shares reinvested		124,448	1,109,806	163,840	1,460,659
Shares redeemed	+	(2,667,612)	(23,829,560)	(2,903,398)	(25,827,457)
Net transactions in fund shares		2,745,337	$24,733,489	(594,840)	($5,153,472 )

SHARES OUTSTANDING AND NET ASSETS
	9/1/23-8/31/24			9/1/22-8/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,685,402	$41,278,941	5,280,242	$48,588,230
Total increase (decrease)	+	2,745,337	26,268,979	(594,840)	(7,309,289)
End of period		7,430,739	$67,547,920	4,685,402	$41,278,941

[1]	Includes a special payment of past due interest income received from defaulted securities (see financial note 2(d) for additional information).
See financial notes
52
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements

Schwab Municipal Bond Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS
Schwab Tax-Free Bond Fund	Schwab U.S. Aggregate Bond Index Fund
Schwab California Tax-Free Bond Fund	Schwab Short-Term Bond Index Fund
Schwab Opportunistic Municipal Bond Fund	Schwab 1000 Index® Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab Global Real Estate Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Tax-Free Bond Fund seeks high current income that is exempt from federal income tax, consistent with capital preservation. The fund normally invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal securities the interest from which is exempt from federal income tax, including the federal alternative minimum tax.
The Schwab California Tax-Free Bond Fund seeks high current income exempt from federal and California personal income tax that is consistent with capital preservation. The fund normally invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal securities the interest from which is exempt from federal and California personal income tax and federal alternative minimum tax.
The Schwab Opportunistic Municipal Bond Fund seeks to generate interest income that is not subject to federal income tax. Under normal market conditions, the fund invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal securities that pay interest not subject to regular federal income tax.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that
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53

Schwab Municipal Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of August 31, 2024, are disclosed in each fund’s Portfolio Holdings.
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Schwab Municipal Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Debt securities may be placed on non-accrual status and set to accrue at a rate of interest less than the contractual coupon or have the interest receivable written off when the collection of all or a portion of interest has become doubtful.
The Schwab Opportunistic Municipal Bond Fund holds Southcentral Minnesota Multi-County Housing and Redevelopment Authority (Southcentral) bonds which were received in-kind by the Wasmer Schroeder High Yield Municipal Fund (predecessor fund) in 2014 when the predecessor fund commenced investment operations. The Southcentral bonds were purchased as distressed debt instruments in default (as the bonds were not making full payments of interest and principal when due at the time of purchase) prior to the transfer in-kind to the predecessor fund. During the period ended August 31, 2023, the underlying properties that represented collateral for the Southcentral bonds were sold; the proceeds from the sale of collateral were collected by the bond trustee which resulted in a distribution payment to bondholders. The fund received an aggregate distribution payment of $3,817,109 for past due interest coupons and principal payments. The distribution consisted of past due unpaid interest income of  $1,116,060, and the fund’s shareholders received an income distribution payment of the past due interest income in April 2023 in the amount of $1,116,060 which represented $0.27 per share on record date. There were no distributions made to bondholders during the period ended August 31, 2024. Additional information is included in the fund’s Portfolio Holdings.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
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Schwab Municipal Bond Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds, except Schwab Opportunistic Municipal Bond Fund, declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Opportunistic Municipal Bond Fund declares and pays its dividends on the last business day of every month, based on its determination of net investment income, if any. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:
A portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and/or provide liquidity to the purchaser. At August 31, 2024, as a percentage of the total assets, the Schwab Tax-Free Bond Fund, Schwab California Tax-Free Bond Fund, and Schwab Opportunistic Municipal Bond Fund held less than 10% of total assets in these types of securities.

4. Risk Factors:
The funds invest primarily in investment-grade municipal bond securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Management Risk. As actively managed mutual funds, the funds are subject to the risk that their investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. The funds’ investment adviser applies its own investment techniques and risk analyses in making investment decisions for each fund, but there can be no guarantee that they will produce the desired results.
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Schwab Municipal Bond Funds
Financial Notes (continued)

4. Risk Factors (continued):
Investment Style Risk. The funds are not designed to offer substantial capital appreciation. In exchange for its goal of capital preservation, a fund may offer lower long-term performance than stock investments or certain other types of bond investments. A fund’s emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the funds’ investments may have greater risks than investments in some taxable bonds.
Municipal Securities Risk. The funds primarily invest in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the funds guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent that a fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. In addition, many municipal securities are issued to finance specific projects (especially those relating to education, health care, transportation and utilities) and conditions in those sectors can affect the overall municipal market. National governmental actions, such as the elimination of tax-exempt status, or the reduction of financial support to municipalities, also could affect performance. Municipalities continue to experience difficulties in the current economic and political environment.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the funds to lose money or underperform. The funds could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk. The funds may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the funds may have to sell them at a loss.
High-Yield Risk. High-yield securities and unrated securities of similar credit quality (junk bonds) are subject to greater levels of credit and liquidity risks, and may be more volatile than higher-rated securities. High-yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause a fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause a fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt a fund’s performance.
Derivatives Risk. Currently, the only type of derivatives the funds invest in is futures. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, credit risk, market risk and management risk, are discussed elsewhere in this section. A fund’s use of futures is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable futures transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular future may be valued incorrectly. Correlation risk is the risk that changes in the value of the future may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of futures may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. However, these risks are less severe when a fund uses derivatives for hedging rather than to enhance the fund’s returns or as a substitute for a position or security. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the
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57

Schwab Municipal Bond Funds
Financial Notes (continued)

4. Risk Factors (continued):
fund to comply with certain CFTC rules. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Distressed or Defaulted Securities Risk. Investments in defaulted securities and obligations of distressed issuers, including securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks in addition to the risks of investing in high-yield debt securities. A fund’s share price may decline if the reorganization or restructuring is not completed as anticipated. A fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. Repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties. A fund could lose its entire investment in such securities.
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for a fund to sell these bonds.
Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income annually, notwithstanding that cash may not be received currently. Some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.
California State-Specific Risk. Because the Schwab California Tax-Free Bond Fund concentrates its investments in California municipal securities, the fund may be affected significantly by economic, regulatory, social or political developments affecting the ability of California issuers to pay interest or repay principal.
Taxable Investments Risk. A fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax and in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.
Portfolio Turnover Risk. The Schwab Opportunistic Municipal Bond Fund buys and sells portfolio securities actively. This may cause the fund’s portfolio turnover rate and transaction costs to rise, which may lower the fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.22% of each fund’s average daily net assets.
For its advisory and administrative services to the Schwab Opportunistic Municipal Bond Fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.40% of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds, except the Schwab Opportunistic Municipal Bond Fund. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
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Schwab Municipal Bond Funds
Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
Pursuant to the Plan, each fund’s shares, excluding the Schwab Opportunistic Municipal Bond Fund, are subject to an annual shareholder servicing fee up to 0.15%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the funds, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) to 0.38% for Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund, and 0.50% for the Schwab Opportunistic Municipal Bond Fund.
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, trustees and/or officers.The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations.  For the period ended August 31, 2024, the funds had no direct security transactions with other funds in the Fund Complex.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 28, 2023. On September 28, 2023, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 28, 2023. On September 28, 2023, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
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Schwab Municipal Bond Funds
Financial Notes (continued)

7. Borrowing from Banks (continued):
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:
For the period ended August 31, 2024, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES/MATURITIES OF SECURITIES
Schwab Tax-Free Bond Fund	$777,706,433	$731,596,300
Schwab California Tax-Free Bond Fund	392,668,520	341,895,327
Schwab Opportunistic Municipal Bond Fund	121,565,020	97,218,839

9. Federal Income Taxes:
As of August 31, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Tax-Free Bond Fund	$592,356,449	$11,075,478	($2,729,774 )	$8,345,704
Schwab California Tax-Free Bond Fund	446,731,146	7,246,466	(2,089,050)	5,157,416
Schwab Opportunistic Municipal Bond Fund	67,642,639	1,418,680	(142,573)	1,276,107
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales and the differing treatment of amortization of bond discounts and premiums. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED TAX-EXEMPT INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Tax-Free Bond Fund	$827,110	$8,345,704	($34,208,947 )	($25,036,133 )
Schwab California Tax-Free Bond Fund	440,441	5,157,416	(20,676,290)	(15,078,433)
Schwab Opportunistic Municipal Bond Fund	214,224	1,276,107	(8,105,159)	(6,614,828)
The components of distributable earnings on a tax basis may not match the Total distributable earnings line item on the Statement of Assets and Liabilities due to other temporary timing differences.
Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of amortization of bond discounts and premiums.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2024, the funds had capital loss carryforwards available as follows:

Schwab Tax-Free Bond Fund	$34,208,947
Schwab California Tax-Free Bond Fund	20,676,290
Schwab Opportunistic Municipal Bond Fund	6,416,821
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Schwab Municipal Bond Funds
Financial Notes (continued)

9. Federal Income Taxes (continued):
The Schwab Opportunistic Municipal Bond Fund had a shareholder ownership change during the period ended August 31, 2023, which limits the availability of capital loss carryforwards to offset potential future capital gains. In addition to the available capital loss carryforward disclosed above for the Schwab Opportunistic Municipal Bond Fund, there are additional capital loss carryforwards as of the ownership change date in the amount of $1,688,338, the availability of those losses will be limited to $1,158,839 annually.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME	TAX-EXEMPT INCOME	ORDINARY INCOME
Schwab Tax-Free Bond Fund	$19,607,926	$—	$16,403,324	$—
Schwab California Tax-Free Bond Fund	12,975,696	—	10,379,368	—
Schwab Opportunistic Municipal Bond Fund	2,120,921	4,983	2,493,536	1,381
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of August 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended August 31, 2024, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
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Schwab Municipal Bond Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Investments and Shareholders of Schwab Tax-Free Bond Fund, Schwab California Tax-Free Bond Fund, and Schwab Opportunistic Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Tax-Free Bond Fund, Schwab California Tax-Free Bond Fund, and Schwab Opportunistic Municipal Bond Fund (the “Funds”), three of the funds constituting Schwab Investments, as of August 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for the Funds, except for Schwab Opportunistic Municipal Bond Fund; the financial highlights for the each of the four years in the period ended August 31, 2024 and for the period from March 1, 2020 through August 31, 2020; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (excluding Schwab Opportunistic Municipal Bond Fund) in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Schwab Opportunistic Municipal Bond Fund as of August 31, 2024, and the results of its operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from March 1, 2020 through August 31, 2020 in conformity with accounting principles generally accepted in the United States of America. For Schwab Opportunistic Municipal Bond Fund, the financial highlights for the period ended February 29, 2020 were audited by other auditors, whose report, dated April 29, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
October 17, 2024
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab Municipal Bond Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Investments (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Tax-Free Bond Fund, Schwab California Tax-Free Bond Fund and Schwab Opportunistic Municipal Bond Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s
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Schwab Municipal Bond Funds
technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of the Funds from exceeding a specified cap. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of each Fund for so long as the investment adviser serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts, and any differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) fee waivers or expense caps by the investment adviser and its affiliates for those funds in the Schwab fund complex with such features. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above,
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Schwab Municipal Bond Funds
over time and noted the impact of regulatory and other developments on the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Municipal Bond Funds | Annual Holdings and Financial Statements
65

MFR13656-27
00303678

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included as part of the report to shareholders filed under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable

Item 19: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments - Schwab Taxable Bond Funds and Schwab Municipal Bond Funds

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	October 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	October 17, 2024

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	October 17, 2024